                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811 - 07674
                                        The Diversified Investors Funds Group

                                        811 - 07495
                                        The Diversified Investors Funds Group II
                                        ----------------------------------------
                                        (Exact name of Registrant as specified
                                        in charter)



Address of Registrant:                  4 Manhattanville Road
                                        ----------------------------------------
                                        Purchase, NY
                                        ----------------------------------------

Name and address of agent for service:  Joseph Carusone
                                        ----------------------------------------
                                        4 Manhattanville Road
                                        ----------------------------------------
                                        Purchase, NY 10577
                                        ----------------------------------------

Registrant's telephone number, including area code:  (914) 697-8586
                                                     ---------------------------
Date of fiscal year end:   December 31, 2004
                           -----------------
Date of reporting period:  June 30, 2004
                           -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

THE DIVERSIFIED INVESTORS FUNDS GROUP

                     THE DIVERSIFIED INVESTORS FUNDS GROUP

                           THE DIVERSIFIED INVESTORS
                           STRATEGIC ALLOCATION FUNDS


                               SEMI-ANNUAL REPORT


                                 June 30, 2004


                Stephens Interm. Bond  \
                     Stock Index       |
                 International Equity  |
                   High Yield Bond     |--    Long Horizon
                  Aggressive Equity    |
                   Small-Cap Growth    |
                    Special Equity     |--  Intermediate/Long
                   Small-Cap Value     |         Horizon
                    Mid-Cap Growth     |
                    Mid-Cap Value      |-- Intermediate Horizon
                    Equity Growth      |
                   Growth & Income     |
                    Value & Income     |--  Short/Intermediate
                       Balanced        |         Horizon
                      Core Bond        |
               Intermediate Govt. Bond |--    Short Horizon
                  High Quality Bond    |
                     Money Market      /
                                                              [DIVERSIFIED LOGO]
                                                                 DIVERSIFIED
                                                                  INVESTMENT
                                                                   ADVISORS

                 ---------------------------------------------



This report is not to be construed as an offering for sale of any shares of The Diversified Investors Funds Group or The Diversified Investors Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.


This is a combined annual report for The Diversified Investors Funds Group and The Diversified Investors Strategic Allocation Funds.

      THE DIVERSIFIED INVESTORS FUNDS GROUP AND STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS FUNDS GROUP:
Average Annual Total Returns................................    3
Statements of Assets and Liabilities........................   16
Statements of Operations....................................   19
Statements of Changes in Net Assets -- June 30, 2004........   22
Statements of Changes in Net Assets -- December 31, 2003....   25
Stephens Intermediate Bond Portfolio........................   28
Notes to Financial Statements...............................   29

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS:
Economic Overview & Average Annual Total Returns............   47
Statements of Assets and Liabilities........................   52
Statements of Operations....................................   53
Statements of Changes in Net Assets -- June 30, 2004........   54
Statements of Changes in Net Assets -- December 31, 2003....   55
PORTFOLIOS OF INVESTMENTS:
Short Horizon Strategic Allocation Fund.....................   56
Short Intermediate Horizon Strategic Allocation Fund........   57
Intermediate Horizon Strategic Allocation Fund..............   58
Intermediate Long Horizon Strategic Allocation Fund.........   59
Long Horizon Strategic Allocation Fund......................   60
Notes to Financial Statements...............................   61

DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Overview...........................................   72
Statements of Assets and Liabilities........................   78
Statements of Operations....................................   80
Statements of Changes in Net Assets -- June 30, 2004........   82
Statements of Changes in Net Assets -- December 31, 2003....   84
PORTFOLIOS OF INVESTMENTS:
Money Market Portfolio......................................   86
High Quality Bond Portfolio.................................   88
Intermediate Government Bond Portfolio......................   96
Core Bond Portfolio.........................................   99
Balanced Portfolio..........................................  112
Value & Income Portfolio....................................  128
Growth & Income Portfolio...................................  132
Equity Growth Portfolio.....................................  138
Mid-Cap Value Portfolio.....................................  142
Mid-Cap Growth Portfolio....................................  145
Small-Cap Value Portfolio...................................  148
Special Equity Portfolio....................................  151
Small-Cap Growth Portfolio..................................  162
Aggressive Equity Portfolio.................................  165
High Yield Bond Portfolio...................................  168
International Equity Portfolio..............................  178
Notes to Financial Statements...............................  185
Master Investment Portfolio -- S&P 500 Index Master
  Portfolio Semi-Annual Report..............................  205

                      (This page intentionally left blank)

                               MONEY MARKET FUND


[LINE GRAPH]

                                                                                                 CITIGROUP 3-MONTH T-BILL INDEX*
                                                                 MONEY MARKET FUND $14,762                   $15,297
                                                                 -------------------------       -------------------------------
12/31/94                                                                   10346                              10422
                                                                           10915                              11020
12/31/96                                                                   11446                              11598
                                                                           12016                              12206
12/31/98                                                                   12606                              12822
                                                                           13193                              13430
12/31/00                                                                   13985                              14230
                                                                           14470                              14812
12/31/02                                                                   14649                              15064
                                                                           14735                              15225
06/30/04                                                                   14762                              15297


                         Average Annual Total Returns
                         Year to Date                                   0.18%
                         5 Year                                         2.76%
                         Inception to Date                              3.78%

                       MONEY MARKET FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                             MONEY MARKET FUND - INSTITUTIONAL   CITIGROUP 3-MONTH T-BILL INDEX*
                                                                          $12,285                            $12,533
                                                             ---------------------------------   -------------------------------
01/05/98                                                                   10000                              10000
12/31/98                                                                   10501                              10505
12/31/99                                                                   10991                              11003
12/31/00                                                                   11627                              11659
12/31/01                                                                   12032                              12136
12/31/02                                                                   12185                              12342
12/31/03                                                                   12262                              12474
06/30/04                                                                   12285                              12533


                         Average Annual Total Returns
                         Year to Date                                   0.19%
                         5 Year                                         2.75%
                         Inception to Date                              3.22%

---------------

* Formerly Salomon Brothers 3-Month T-Bill Index

                             HIGH QUALITY BOND FUND


[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                               HIGH QUALITY BOND FUND $16,735             INDEX $17,180
                                                               ------------------------------    -------------------------------
07/01/94                                                                   10000                              10000
12/31/94                                                                   10067                               9952
                                                                           11260                              11047
12/31/96                                                                   11768                              11597
                                                                           12369                              12369
12/31/98                                                                   13121                              13235
                                                                           13466                              13640
12/31/00                                                                   14512                              14731
                                                                           15618                              15954
12/31/02                                                                   16485                              16873
                                                                           16773                              17194
06/30/04                                                                   16735                              17180


                         Average Annual Total Returns
                         Year to Date                                 (0.23)%
                         5 Year                                        4.78 %
                         Inception to Date                             5.28 %

                       INTERMEDIATE GOVERNMENT BOND FUND


[LINE GRAPH]

                                                              INTERMEDIATE GOVERNMENT BOND     LEHMAN BROS. INT. GOV'T BOND INDEX
                                                                      FUND $14,827                          $16,412
                                                              ----------------------------     ----------------------------------
02/22/96                                                                 10000                                10000
12/31/96                                                                 10355                                10447
                                                                         11067                                11224
12/31/98                                                                 11783                                12177
                                                                         11900                                12237
12/31/00                                                                 12935                                13518
                                                                         13741                                14656
12/31/02                                                                 14800                                16069
                                                                         14944                                16437
06/30/04                                                                 14827                                16412


                         Average Annual Total Returns
                         Year to Date                                 (0.78)%
                         5 Year                                        4.70 %
                         Inception to Date                             4.82 %

                                 CORE BOND FUND


[LINE GRAPH]

                                                                             LEHMAN BROS. GOV/CORP.      LEHMAN BROS. AGGREGATE
                                                 CORE BOND FUND $18,782        BOND INDEX $20,428          BOND INDEX* $20,394
                                                 ----------------------      ----------------------      ----------------------
07/01/94                                                  10000                       10000                       10000
12/31/94                                                  10111                       10087                       10099
                                                          12164                       12029                       11964
12/31/96                                                  12498                       12378                       12399
                                                          13515                       13585                       13595
12/31/98                                                  14490                       14870                       14776
                                                          14272                       14529                       14655
12/31/00                                                  15632                       16275                       16360
                                                          16622                       17658                       17740
12/31/02                                                  18046                       19607                       19559
                                                          18777                       20523                       20361
06/31/04                                                  18782                       20428                       20394


                         Average Annual Total Returns
                         Year to Date                                   0.03%
                         5 Year                                         5.62%
                         Inception to Date                              6.50%

                                 BALANCED FUND


[LINE GRAPH]

                                                                                      LEHMAN BROS.         FORMER
                                                                    LEHMAN BROS.     AGGREGATE BOND       COMPOSITE
                                BALANCED FUND     S&P 500 INDEX    GOV/CORP. BOND        INDEX *          BENCHMARK
                                   $21,734           $30,717        INDEX $20,428        $20,394           $27,201
                                -------------     -------------    --------------    --------------       ---------
07/01/94                            10000             10000             10000             10000             10000
12/31/94                            10142             10492             10087             10099              9943
                                    13029             14427             12029             11964             12922
12/31/96                            15165             17781             12378             12399             14836
                                    17996             23715             13585             13595             18346
12/31/98                            20122             30533             14870             14776             22281
                                    22323             36988             14550             14655             25806
12/31/00                            21704             33618             16275             16360             25548
                                    20441             29624             17658             17740             24595
12/31/02                            18282             23077             19607             19559             22421
                                    21390             29695             20523             20361             26699
06/30/04                            21734             30717             20428             20394             27201

                                   CURRENT
                                  COMPOSITE
                                BENCHMARK **
                                   $27,400
                                ------------
07/01/94                            10000
12/31/94                            10335
                                    13424
12/31/96                            15491
                                    19191
12/31/98                            23168
                                    26031
12/31/00                            25819
                                    24850
12/31/02                            22574
                                    26829
06/30/04                            27400




                         Average Annual Total Returns
                         Year to Date                                   1.61%
                         5 Year                                         0.81%
                         Inception to Date                              8.07%

---------------

 * The Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Corp. Bond Index as the comparative benchmark. This index comes closest to matching the investment objectives of the Core Bond Fund. This index is also provided for the Balanced Fund for the purpose of additional analysis.

** 60% S&P 500 Index, 40% Lehman Aggregate Bond Index (which replaced the Lehman
   Brothers Government/Corp. Bond Index as a component of this composite index). This composite index comes closest to matching the investment objectives of the Balanced Fund.

                              VALUE & INCOME FUND


[LINE GRAPH]

                                                   VALUE & INCOME FUND                                  RUSSELL 1000 VALUE INDEX
                                                         $29,189              S&P 500 INDEX $30,717              $32,877
                                                   -------------------        ---------------------     ------------------------
07/01/94                                                  10000                       10000                       10000
12/31/94                                                  10024                       10492                       10092
                                                          13494                       14427                       13963
12/31/96                                                  15910                       17781                       16985
                                                          20573                       23715                       22961
12/31/98                                                  23140                       30533                       26550
                                                          24922                       36988                       28501
12/31/00                                                  27158                       33618                       30499
                                                          26487                       29624                       28794
12/31/02                                                  22328                       23077                       24326
                                                          28106                       29695                       31631
06/30/04                                                  29189                       30717                       32877


                         Average Annual Total Returns
                         Year to Date                                   3.85%
                         5 Year                                         2.28%
                         Inception to Date                             11.30%

                      VALUE & INCOME FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                  VALUE & INCOME FUND -                                 RUSSELL 1000 VALUE INDEX
                                                  INSTITUTIONAL $9,578      S&P 500 INDEX (1) $8,340           (1) $12,045
                                                  ---------------------     ------------------------    ------------------------
07/07/00                                                  10000                       10000                       10000
12/31/00                                                   8928                        9128                       11174
12/31/01                                                   8705                        8044                       10549
12/31/02                                                   7333                        6266                        8912
12/31/03                                                   9229                        8063                       11588
06/30/04                                                   9578                        8340                       12045


                         Average Annual Total Returns
                         Year to Date                                  3.79 %
                         Inception to Date                            (1.09)%

                              GROWTH & INCOME FUND


[LINE GRAPH]

                                                                GROWTH & INCOME FUND $23,867          S&P 500 INDEX $30,717
                                                                ----------------------------          ---------------------
7/1/1994                                                                   10000                              10000
12/31/1994                                                                 10250                              10492
                                                                           13541                              14427
12/31/1996                                                                 16467                              17781
                                                                           22090                              23715
12/31/1998                                                                 29739                              30533
                                                                           38676                              36988
12/31/2000                                                                 31749                              33618
                                                                           24529                              29624
12/31/2002                                                                 18890                              23077
                                                                           23346                              29695
6/30/2004                                                                  23867                              30717


                         Average Annual Total Returns
                         Year to Date                                  2.23 %
                         5 Year                                       (6.04)%
                         Inception to Date                             9.08 %

                               EQUITY GROWTH FUND


[LINE GRAPH]

                                                   EQUITY GROWTH FUND                                   RUSSELL 1000 GROWTH INDEX
                                                         $23,833              S&P 500 INDEX $30,717              $26,217
                                                   ------------------         ---------------------     -------------------------
7/1/1994                                                  10000                       10000                       10000
12/31/1994                                                11359                       10492                       10849
                                                          13460                       14427                       14884
12/31/1996                                                15874                       17781                       18326
                                                          20086                       23715                       23913
12/31/1998                                                27311                       30533                       33170
                                                          37438                       36988                       44169
12/31/2000                                                31178                       33618                       34266
                                                          24721                       29624                       27269
12/31/2002                                                18771                       23077                       19667
                                                          23608                       29695                       25518
6/30/2004                                                 23833                       30717                       26217


                         Average Annual Total Returns
                         Year to Date                                  0.95 %
                         5 Year                                       (4.86)%
                         Inception to Date                             9.07 %

                      EQUITY GROWTH FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                  EQUITY GROWTH FUND -                                  RUSSELL 1000 GROWTH INDEX
                                                  INSTITUTIONAL $12,060       S&P 500 INDEX $12,953              $10,963
                                                  ---------------------       ---------------------     -------------------------
01/05/98                                                  10000                       10000                       10000
12/31/98                                                  13654                       12875                       13871
12/31/99                                                  18755                       15597                       18471
12/31/00                                                  15647                       14176                       14330
12/31/01                                                  12437                       12492                       11403
12/31/02                                                   9466                        9731                        8224
12/31/03                                                  11930                       12522                       10671
06/30/04                                                  12060                       12953                       10963


                         Average Annual Total Returns
                         Year to Date                                  1.09 %
                         5 Year                                       (4.66)%
                         Inception to Date                             2.93 %

                               MID-CAP VALUE FUND


[LINE GRAPH]

                                                                                                 RUSSELL MID-CAP VALUE INDEX (2)
                                                                 MID-CAP VALUE FUND $14,230                  $13,301
                                                                 --------------------------      -------------------------------
08/15/01                                                                   10000                              10000
12/31/01                                                                   10910                               9949
12/31/02                                                                    9165                               8989
12/31/03                                                                   12920                              12411
06/30/04                                                                   14230                              13301


                         Average Annual Total Returns
                         Year to Date                                  10.14%
                         Inception to Date                             13.05%

                              MID-CAP GROWTH FUND


[LINE GRAPH]

                                                                                                 RUSSELL MID-CAP GROWTH INDEX (3)
                                                                MID-CAP GROWTH FUND $10,241                  $11,640
                                                                ---------------------------      --------------------------------
09/06/01                                                                   10000                              10000
12/31/01                                                                   10333                              10606
12/31/02                                                                    7610                               7699
12/31/03                                                                    9614                              10987
06/30/04                                                                   10241                              11640


                         Average Annual Total Returns
                         Year to Date                                   6.53%
                         Inception to Date                              0.85%

                              SMALL-CAP VALUE FUND


[LINE GRAPH]

                                                                                                   RUSSELL 2000 VALUE INDEX (4)
                                                                SMALL-CAP VALUE FUND $13,745                 $13,003
                                                                ----------------------------       ----------------------------
07/10/02                                                                   10000                              10000
12/31/02                                                                    8920                               8258
12/31/03                                                                   12520                              12059
06/30/04                                                                   13745                              13003


                         Average Annual Total Returns
                         Year to Date                                   9.78%
                         Inception to Date                             17.47%

                              SPECIAL EQUITY FUND


[LINE GRAPH]

                                                 SPECIAL EQUITY FUND
                                                       $32,399              S&P 500 INDEX $30,717     RUSSELL 2000 INDEX $28,212
                                                 -------------------        ---------------------     --------------------------
07/01/94                                                10000                       10000                        10000
12/31/94                                                10857                       10492                        10494
                                                        15363                       14427                        13479
12/31/96                                                19321                       17781                        15703
                                                        24302                       23715                        19214
12/31/98                                                25076                       30533                        18724
                                                        31411                       36988                        22705
12/31/00                                                29934                       33618                        22019
                                                        28841                       29624                        22567
12/31/02                                                21686                       23077                        17946
                                                        31054                       29695                        26425
06/30/04                                                32399                       30717                        28212


                         Average Annual Total Returns
                         Year to Date                                   4.33%
                         5 Year                                         3.61%
                         Inception to Date                             12.47%

                      SPECIAL EQUITY FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                 SPECIAL EQUITY FUND -
                                                 INSTITUTIONAL $13,624       S&P 500 INDEX $12,953     RUSSELL 2000 INDEX $14,683
                                                 ---------------------       ---------------------     --------------------------
1/5/1998                                                 10000                       10000                       10000
12/31/1998                                               10421                       12875                        9745
12/31/1999                                               13073                       15597                       11817
12/31/2000                                               12472                       14176                       11460
12/31/2001                                               12051                       12492                       11745
12/31/2002                                                9091                        9731                        9340
12/31/2003                                               13042                       12522                       13753
6/30/2004                                                13624                       12953                       14683


                         Average Annual Total Returns
                         Year to Date                                   4.46%
                         5 Year                                         3.85%
                         Inception to Date                              4.88%

                             SMALL-CAP GROWTH FUND


[LINE GRAPH]

                                                                                                  RUSSELL 2000 GROWTH INDEX (5)
                                                               SMALL-CAP GROWTH FUND $14,937                 $15,651
                                                               -----------------------------      -----------------------------
08/09/02                                                                   10000                              10000
12/31/02                                                                   10310                               9970
12/31/03                                                                   14290                              14809
06/30/04                                                                   14937                              15651


                         Average Annual Total Returns
                         Year to Date                                   4.53%
                         Inception to Date                             23.61%

                             AGGRESSIVE EQUITY FUND


[LINE GRAPH]

                                                 AGGRESSIVE EQUITY FUND                                 RUSSELL 2000 GROWTH INDEX
                                                         $13,344              S&P 500 INDEX $19,395              $9,934
                                                 ----------------------       ---------------------     -------------------------
06/11/96                                                  10000                       10000                       10000
12/31/96                                                   9459                       11516                        9295
                                                          10043                       14973                       10498
12/31/98                                                  14235                       19278                       10627
                                                          23347                       23353                       12886
12/31/00                                                  20113                       21226                        9996
                                                          13772                       18704                        9073
12/31/02                                                  10068                       14571                        6328
                                                          12829                       18750                        9400
06/30/04                                                  13344                       19395                        9934


                         Average Annual Total Returns
                         Year to Date                                  4.02 %
                         5 Year                                       (3.93)%
                         Inception to Date                             3.65 %

                                HIGH YIELD BOND


[LINE GRAPH]

                                                HIGH YIELD BOND FUND      CREDIT SUISSE FIRST BOSTON    MERRILL LYNCH HIGH YIELD
                                                       $16,355                HIGH YIELD $17,827       MASTER II INDEX * $16,804
                                                --------------------      --------------------------   -------------------------
01/30/96                                                10000                       10000                        10000
12/31/96                                                10871                       11242                        11127
                                                        12207                       12662                        12604
12/31/98                                                12475                       12735                        12976
                                                        12480                       13153                        13302
12/31/00                                                11926                       12468                        12621
                                                        12470                       13188                        13186
12/31/02                                                12686                       13599                        12937
                                                        16139                       17397                        16579
06/30/04                                                16355                       17827                        16804


                         Average Annual Total Returns
                         Year to Date                                   1.34%
                         5 Year                                         5.60%
                         Inception to Date                              6.02%

                     HIGH YIELD BOND FUND -- INSTITUTIONAL


[LINE GRAPH]

                                               HIGH YIELD BOND FUND -     CREDIT SUISSE FIRST BOSTON    MERRILL LYNCH HIGH YIELD
                                                INSTITUTIONAL $13,403         HIGH YIELD $14,079       MASTER II INDEX * $13,332
                                               ----------------------     --------------------------   -------------------------
01/05/98                                                10000                       10000                        10000
12/31/98                                                10214                       10058                        10295
12/31/99                                                10221                       10388                        10553
12/31/00                                                 9774                        9847                        10013
12/31/01                                                10224                       10416                        10462
12/31/02                                                10397                       10740                        10264
12/31/03                                                13237                       13740                        13153
06/30/04                                                13403                       14079                        13332


                         Average Annual Total Returns
                         Year to Date                                   1.25%
                         5 Year                                         5.60%
                         Inception to Date                              4.62%

---------------

* The Merrill Lynch High Yield Master II Index replaced the Credit Suisse First Boston Global High Yield Index as the comparative benchmark. This index comes closest to matching the investment objectives of the High Yield Bond Fund and the High Yield Bond Fund Institutional Class.

                           INTERNATIONAL EQUITY FUND


[LINE GRAPH]

                                                                                                  MSCI WORLD EX-US EQUITY INDEX
                                                            INTERNATIONAL EQUITY FUND $16,554                $14,235
                                                            ---------------------------------     -----------------------------
01/18/96                                                                  10000                               10000
12/31/96                                                                  11387                               10720
                                                                          12268                               10994
12/31/98                                                                  13552                               13095
                                                                          22189                               16797
12/31/00                                                                  17940                               14586
                                                                          14527                               11500
12/31/02                                                                  12006                                9716
                                                                          15952                               13603
06/30/04                                                                  16554                               14235


                         Average Annual Total Returns
                         Year to Date                                   3.77%
                         5 Year                                         0.39%
                         Inception to Date                              6.14%

                   INTERNATIONAL EQUITY FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                                INTERNATIONAL EQUITY FUND -       MSCI WORLD EX-US EQUITY INDEX
                                                                   INSTITUTIONAL $13,582                     $12,948
                                                                ---------------------------       -----------------------------
1/5/98                                                                     10000                              10000
12/31/98                                                                   11027                              11911
                                                                           18077                              15278
12/31/00                                                                   14646                              13268
                                                                           11879                              10460
12/31/02                                                                    9831                               8838
                                                                           13080                              12374
6/30/04                                                                    13582                              12948


                         Average Annual Total Returns
                         Year to Date                                   3.84%
                         5 Year                                         0.53%
                         Inception to Date                              4.83%

                STEPHENS INTERMEDIATE BOND FUND -- INSTITUTIONAL


[LINE GRAPH]

                                                             STEPHENS INTERMEDIATE BOND FUND -    LEHMAN BROS. GOV'T. BOND INDEX
                                                                   INSTITUTIONAL $14,258                     $14,622
                                                             ---------------------------------    ------------------------------
01/05/98                                                                   10000                              10000
12/31/98                                                                   10622                              10849
                                                                           10777                              10902
12/31/00                                                                   12039                              12044
                                                                           12813                              13058
12/31/02                                                                   14156                              14316
                                                                           14349                              14644
06/30/04                                                                   14258                              14622


                         Average Annual Total Returns
                         Year to Date                                 (0.63)%
                         5 Year                                        6.03 %
                         Inception to Date                             5.62 %

                                STOCK INDEX FUND


[LINE GRAPH]

                                                                  STOCK INDEX FUND $9,288              S&P 500 INDEX $9,630
                                                                  -----------------------              --------------------
3/10/1999                                                                  10000                              10000
12/31/1999                                                                 11537                              11596
12/31/2000                                                                 10409                              10540
12/31/2001                                                                  9108                               9287
12/31/2002                                                                  7045                               7235
12/31/2003                                                                  9007                               9310
6/30/2004                                                                   9288                               9630


                         Average Annual Total Returns
                         Year to Date                                  3.12 %
                         5 Year                                       (2.87)%
                         Inception to Date                            (1.38)%

The preceding charts represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Funds Group for the period since inception through June 30, 2004 (Unaudited).

All indices, except for Value & Income-Institutional, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund and Small-Cap Growth Fund, are shown for the period from the funds' inception through June 30, 2004.
---------------

(1) This index is shown for the period July 1, 2000 through June 30, 2004.

(2) This index is shown for the period August 1, 2001 through June 30, 2004.

(3) This index is shown for the period September 1, 2001 through June 30, 2004.

(4) This index is shown for the period July 1, 2002 through June 30, 2004.

(5) This index is shown for the period August 1, 2002 through June 30, 2004.

Past performance is not indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2004

                                  (UNAUDITED)

                                                          HIGH       INTERMEDIATE
                                          MONEY         QUALITY       GOVERNMENT        CORE                        VALUE &
                                          MARKET          BOND           BOND           BOND         BALANCED        INCOME
                                       ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
Securities, at value.................  $         --   $         --   $         --   $         --   $         --   $         --
Cash.................................            --             --             --             --             --             --
Investment in Series Portfolio, at
  value (Note 2).....................   412,825,711    276,067,453    123,519,473    679,565,813    199,254,668    993,891,397
Receivable for Fund shares sold......     6,118,606        161,785        408,196      4,851,192        207,403      1,063,316
Interest receivable..................            --             --             --             --             --             --
Receivable for fee reimbursements....        20,297             --          1,350             --          1,978         45,185
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total assets.........................   418,964,614    276,229,238    123,929,019    684,417,005    199,464,049    994,999,898
                                       ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable to Advisor...................            --             --             --             --             --             --
Payable for Fund shares
  repurchased........................     1,634,083        197,910        432,249        127,332      2,459,249        542,770
Accrued expenses.....................       102,431         53,439         33,574        100,099         52,367        145,218
Administration fees..................       114,094         74,007         33,221        181,214         53,407        264,045
Distribution fees....................        94,393         61,673         27,684        151,011         44,506        220,038
Shareholder servicing fees...........         1,083             --             --             --             --          7,490
Investment advisory fees.............            --             --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------   ------------
Total liabilities....................     1,946,084        387,029        526,728        559,656      2,609,529      1,179,561
                                       ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS...........................  $417,018,530   $275,842,209   $123,402,291   $683,857,349   $196,854,520   $993,820,337
                                       ============   ============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital......................  $416,695,124   $279,105,429   $125,621,296   $687,600,885   $218,125,690   $952,533,144
Undistributed (accumulated) net
  investment income (loss)...........       378,594       (528,102)        87,125      4,202,269        442,195         (4,931)
Undistributed (accumulated) net
  realized gains (losses)............       (55,188)       182,058     (1,233,244)      (732,648)   (29,902,217)     7,584,349
Net unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies.........................            --             --             --       (604,439)       341,086             --
Net unrealized appreciation
  (depreciation) on securities,
  futures, written options and short
  sales..............................            --     (2,917,176)    (1,072,886)    (6,608,718)     7,847,766     33,707,775
                                       ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS...........................  $417,018,530   $275,842,209   $123,402,291   $683,857,349   $196,854,520   $993,820,337
                                       ============   ============   ============   ============   ============   ============
NET ASSETS:
Diversified Class of Shares..........  $413,652,560   $275,842,209   $123,402,291   $683,857,349   $196,854,520   $969,789,043
                                       ============   ============   ============   ============   ============   ============
Stephens Institutional Class of
  Shares.............................  $  3,365,970                                                               $ 24,031,294
                                       ============                                                               ============
OUTSTANDING SHARES, $0.00001 PAR
  VALUE PER SHARE, UNLIMITED NUMBER
  OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
Diversified Class of Shares..........    38,936,105     23,838,717     11,420,413     55,022,378     14,323,584     41,922,795
                                       ============   ============   ============   ============   ============   ============
Stephens Institutional Class of
  Shares.............................       317,868                                                                  3,185,143
                                       ============                                                               ============
NET ASSET VALUE PER SHARE*:
Diversified Class of Shares..........  $      10.62   $      11.57   $      10.81   $      12.43   $      13.74   $      23.13
                                       ============   ============   ============   ============   ============   ============
Stephens Institutional Class of
  Shares.............................  $      10.59                                                               $       7.54
                                       ============                                                               ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                 JUNE 30, 2004

                                  (UNAUDITED)

                                        GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP      SPECIAL
                                         INCOME           GROWTH          VALUE          GROWTH         VALUE         EQUITY
                                      -------------   --------------   ------------   ------------   -----------   ------------
ASSETS:
Securities, at value................  $          --   $           --   $         --   $         --   $        --   $         --
Cash................................             --               --             --             --            --             --
Investment in Series Portfolio, at
  value (Note 2)....................    561,924,067      920,253,223    168,184,683    101,383,948    66,747,359    441,120,953
Receivable for Fund shares sold.....        687,199        1,225,946        430,544        112,018       109,392        727,010
Interest receivable.................             --               --             --             --            --             --
Receivable for fee reimbursements...         24,401            8,567          4,720             --           146          9,869
                                      -------------   --------------   ------------   ------------   -----------   ------------
Total assets........................    562,635,667      921,487,736    168,619,947    101,495,966    66,856,897    441,857,832
                                      -------------   --------------   ------------   ------------   -----------   ------------
LIABILITIES:
Payable to Advisor..................             --               --             --            279            --             --
Payable for Fund shares
  repurchased.......................        216,602          290,532         13,208        619,548         6,989        139,172
Accrued expenses....................        102,869          144,423         46,560         43,950        20,687         96,229
Administration fees.................        151,507          244,565         43,248         26,754        17,089        117,225
Distribution fees...................        126,256          203,804         36,040         22,295        14,240         97,688
Shareholder servicing fees..........             --            3,989             --             --            --          4,829
Investment advisory fees............             --               --             --             --            --             --
                                      -------------   --------------   ------------   ------------   -----------   ------------
Total liabilities...................        597,234          887,313        139,056        712,826        59,005        455,143
                                      -------------   --------------   ------------   ------------   -----------   ------------
NET ASSETS..........................  $ 562,038,433   $  920,600,423   $168,480,891   $100,783,140   $66,797,892   $441,402,689
                                      =============   ==============   ============   ============   ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital.....................  $ 712,429,672   $1,047,362,246   $141,908,750   $ 87,132,354   $56,415,113   $406,812,540
Undistributed (accumulated) net
  investment income (loss)..........        (26,404)      (1,428,152)     1,588,002          6,118       (99,960)      (986,434)
Undistributed (accumulated) net
  realized gains (losses)...........   (115,740,636)    (170,451,811)    12,334,242      7,910,826     2,997,056     (8,926,971)
Net unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies........................             --          (25,479)            --             --            --           (171)
Net unrealized appreciation
  (depreciation) on securities,
  futures, written options and short
  sales.............................    (34,624,199)      45,143,619     12,649,897      5,733,842     7,485,683     44,503,725
                                      -------------   --------------   ------------   ------------   -----------   ------------
NET ASSETS..........................  $ 562,038,433   $  920,600,423   $168,480,891   $100,783,140   $66,797,892   $441,402,689
                                      =============   ==============   ============   ============   ===========   ============
NET ASSETS:
Diversified Class of Shares.........  $ 562,038,433   $  907,819,342   $168,480,891   $100,783,140   $66,797,892   $425,779,944
                                      =============   ==============   ============   ============   ===========   ============
Stephens Institutional Class of
  Shares............................                  $   12,781,081                                               $ 15,622,745
                                                      ==============                                               ============
OUTSTANDING SHARES, $0.00001 PAR
  VALUE PER SHARE, UNLIMITED NUMBER
  OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
Diversified Class of Shares.........     31,389,869       50,343,260     12,505,158      9,966,900     5,219,997     17,312,982
                                      =============   ==============   ============   ============   ===========   ============
Stephens Institutional Class of
  Shares............................                       1,374,018                                                  1,420,126
                                                      ==============                                               ============
NET ASSET VALUE PER SHARE*:
Diversified Class of Shares.........  $       17.91   $        18.03   $      13.47   $      10.11   $     12.80   $      24.59
                                      =============   ==============   ============   ============   ===========   ============
Stephens Institutional Class of
  Shares............................                  $         9.30                                               $      11.00
                                                      ==============                                               ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                 JUNE 30, 2004

                                  (UNAUDITED)

                                                                                                       STEPHENS
                                         SMALL-CAP     AGGRESSIVE      HIGH YIELD    INTERNATIONAL   INTERMEDIATE      STOCK
                                          GROWTH         EQUITY           BOND          EQUITY           BOND          INDEX
                                        -----------   -------------   ------------   -------------   ------------   ------------
ASSETS:
Securities, at value (Cost
  $45,302,941)........................  $        --   $          --   $         --   $         --    $45,434,867    $         --
Cash..................................           --              --             --             --        351,924              --
Investment in Series Portfolio, at
  value (Note 2)......................   46,232,070     213,548,649    140,795,939    481,027,843             --     468,885,526
Receivable for Fund shares sold.......       21,351         345,388         87,648        948,752          2,100         445,158
Interest receivable...................           --              --             --             --        434,320              --
Receivable for fee reimbursements.....           54          14,388         15,664         17,488         11,550           9,372
                                        -----------   -------------   ------------   ------------    -----------    ------------
Total assets..........................   46,253,475     213,908,425    140,899,251    481,994,083     46,234,761     469,340,056
                                        -----------   -------------   ------------   ------------    -----------    ------------
LIABILITIES:
Payable to Advisor....................           --              --             --             --             --              --
Payable for Fund shares repurchased...          451         155,844        181,441        261,850         15,622              --
Accrued expenses......................       21,765          51,015         57,276         96,838        114,613          81,472
Administration fees...................       11,670          54,987         37,325        126,925         12,647         144,353
Distribution fees.....................        9,725          45,823         31,104        105,771         10,539         103,110
Shareholder servicing fees............           --              --          2,289          2,742         14,755              --
Investment advisory fees..............           --              --             --             --          4,216              --
                                        -----------   -------------   ------------   ------------    -----------    ------------
Total liabilities.....................       43,611         307,669        309,435        594,126        172,392         328,935
                                        -----------   -------------   ------------   ------------    -----------    ------------
NET ASSETS............................  $46,209,864   $ 213,600,756   $140,589,816   $481,399,957    $46,062,369    $469,011,121
                                        ===========   =============   ============   ============    ===========    ============
NET ASSETS CONSIST OF:
Paid-in capital.......................  $41,159,024   $ 300,562,106   $144,581,829   $448,296,298    $45,842,069    $483,617,098
Undistributed (accumulated) net
  investment income (loss)............     (207,659)     (1,038,520)       585,258         34,711         59,978         286,391
Undistributed (accumulated) net
  realized gains (losses).............    2,048,277    (112,315,166)   (10,451,830)     2,518,083         28,396      67,733,884
Net unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies..........................           --              --           (485)       113,628             --              --
Net unrealized appreciation
  (depreciation) on securities,
  futures, written options and short
  sales...............................    3,210,222      26,392,336      5,875,044     30,437,237        131,926     (82,626,252)
                                        -----------   -------------   ------------   ------------    -----------    ------------
NET ASSETS............................  $46,209,864   $ 213,600,756   $140,589,816   $481,399,957    $46,062,369    $469,011,121
                                        ===========   =============   ============   ============    ===========    ============
NET ASSETS:
Diversified Class of Shares...........  $46,209,864   $ 213,600,756   $133,265,246   $472,539,949                   $469,011,121
                                        ===========   =============   ============   ============                   ============
Stephens Institutional Class of
  Shares..............................                                $  7,324,570   $  8,860,008    $46,062,369
                                                                      ============   ============    ===========
OUTSTANDING SHARES, $0.00001 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF
  SHARES OF BENEFICIAL INTEREST
  AUTHORIZED:
Diversified Class of Shares...........    3,175,698      17,960,670     14,356,293     34,424,774                     52,692,535
                                        ===========   =============   ============   ============                   ============
Stephens Institutional Class of
  Shares..............................                                     957,316        773,630      4,471,145
                                                                      ============   ============    ===========
NET ASSET VALUE PER SHARE*:
Diversified Class of Shares...........  $     14.55   $       11.89   $       9.28   $      13.73                   $       8.90
                                        ===========   =============   ============   ============                   ============
Stephens Institutional Class of
  Shares..............................                                $       7.65   $      11.45    $     10.30
                                                                      ============   ============    ===========

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                             HIGH       INTERMEDIATE
                                               MONEY        QUALITY      GOVERNMENT        CORE                       VALUE &
                                               MARKET        BOND           BOND           BOND        BALANCED       INCOME
                                             ----------   -----------   ------------   ------------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ALLOCATED FROM
  SERIES PORTFOLIOS (NOTE 2):
Interest income............................  $2,333,022   $ 3,811,617   $ 1,615,006    $ 12,329,192   $ 1,312,554   $   103,515
Income from securities loaned -- net.......          --         6,938        34,313          92,857        11,229        28,920
Dividend income............................          --            --            --              --     1,033,376     9,470,665
Expenses...................................    (546,243)     (501,041)     (239,656)     (1,259,496)     (488,529)   (2,219,899)
STEPHENS INTERMEDIATE BOND INTEREST
  INCOME...................................          --            --            --              --            --            --
                                             ----------   -----------   -----------    ------------   -----------   -----------
Total income...............................   1,786,779     3,317,514     1,409,663      11,162,553     1,868,630     7,383,201
                                             ----------   -----------   -----------    ------------   -----------   -----------
EXPENSES (NOTES 2 AND 3):
Administration fees........................     594,866       399,667       186,340         983,100       295,373     1,413,361
Distribution fees
  Diversified Class of Shares..............     491,085       333,056       155,283         819,250       246,144     1,148,136
  Stephens Institutional Class of Shares...       4,636            --            --              --            --        29,665
Registration fees
  Diversified Class of Shares..............      10,394         9,254        11,172           8,709         7,976         8,729
  Stephens Institutional Class of Shares...       8,041            --            --              --            --         5,965
Audit fees.................................       5,434         3,705         1,958           8,640         2,910        12,508
Legal fees.................................       3,760         2,622         1,506           6,434         1,962         9,261
Trustee fees...............................         898           602           283           1,474           461         2,128
Insurance fees.............................          36            18            18              18            18            18
Fund accounting fees
  Diversified Class of Shares..............       4,934         4,934         4,934           4,934         4,934         4,934
  Stephens Institutional Class of Shares...       2,912            --            --              --            --         2,990
Dues and subscriptions.....................       1,389         1,039           468           2,550           724         3,827
Reports to shareholders....................      18,111        11,982         6,574          30,542         9,174        44,276
Investment advisory fees...................          --            --            --              --            --            --
Shareholder servicing fees
  Stephens Institutional Class of Shares...       6,491            --            --              --            --        41,531
                                             ----------   -----------   -----------    ------------   -----------   -----------
Total expenses before reimbursements.......   1,152,987       766,879       368,536       1,865,651       569,676     2,727,329
Fees reimbursed............................    (113,223)           --        (1,350)             --        (1,978)     (228,559)
                                             ----------   -----------   -----------    ------------   -----------   -----------
Net expenses...............................   1,039,764       766,879       367,186       1,865,651       567,698     2,498,770
                                             ----------   -----------   -----------    ------------   -----------   -----------
NET INVESTMENT INCOME (LOSS)...............     747,015     2,550,635     1,042,477       9,296,902     1,300,932     4,884,431
                                             ----------   -----------   -----------    ------------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  SECURITIES, FUTURES, WRITTEN OPTIONS,
  SHORT SALES AND FOREIGN CURRENCIES (NOTE
  2):
Net realized gains (losses) on
  securities...............................     (33,653)      504,293    (1,148,847)     (1,063,995)    6,203,604    36,562,530
Net realized gains (losses) on futures,
  written options, and short sales.........          --            --            --         609,877         8,166            --
Net realized gains (losses) on foreign
  currency transactions....................          --            --            --        (155,612)     (121,065)           --
Net change in unrealized appreciation
  (depreciation) on securities.............          --    (3,757,837)     (852,097)    (12,845,303)   (4,680,686)   (6,415,299)
Net change in unrealized appreciation
  (depreciation) on futures, written
  options and short sales..................          --            --            --         527,421       103,448            --
Net change in unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign currencies....          --            --            --       3,403,796       352,853            --
                                             ----------   -----------   -----------    ------------   -----------   -----------
Net realized and unrealized gains (losses)
  on securities, futures, written options,
  short sales and foreign currencies.......     (33,653)   (3,253,544)   (2,000,944)     (9,523,816)    1,866,320    30,147,231
                                             ----------   -----------   -----------    ------------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................  $  713,362   $  (702,909)  $  (958,467)   $   (226,914)  $ 3,167,252   $35,031,662
                                             ==========   ===========   ===========    ============   ===========   ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                               GROWTH &       EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL
                                                INCOME        GROWTH         VALUE        GROWTH         VALUE        EQUITY
                                             ------------   -----------   -----------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ALLOCATED FROM
  SERIES PORTFOLIOS (NOTE 2):
Interest income............................  $    120,899   $    73,654   $    19,438   $     6,441   $    5,897    $    35,839
Income from securities loaned -- net.......        14,280        23,746        14,854         8,419        4,156         75,263
Dividend income............................     4,018,338     3,826,650       728,248       199,285      292,733      1,893,991
Expenses...................................    (1,734,936)   (2,845,180)     (491,254)     (352,579)    (234,788)    (1,779,634)
STEPHENS INTERMEDIATE BOND INTEREST
  INCOME...................................            --            --            --            --           --             --
                                             ------------   -----------   -----------   -----------   ----------    -----------
Total income...............................     2,418,581     1,078,870       271,286      (138,434)      67,998        225,459
                                             ------------   -----------   -----------   -----------   ----------    -----------
EXPENSES (NOTES 2 AND 3):
Administration fees........................       832,024     1,327,681       210,122       140,806       82,754        643,680
Distribution fees:
  Diversified Class of Shares..............       693,353     1,090,683       175,101       117,338       68,962        517,278
  Stephens Institutional Class of Shares...            --        15,718            --            --           --         19,122
Registration fees:
  Diversified Class of Shares..............         9,304         8,440         8,069         7,813        7,690          9,443
  Stephens Institutional Class of Shares...            --         7,790            --            --           --          7,916
Audit fees.................................         7,438        11,709           839           505          904          5,905
Legal fees.................................         5,537         8,588         1,183           798          411          4,229
Trustee fees...............................         1,266         1,930           261           189           99            948
Insurance fees.............................            18            36            45            46           46             36
Fund accounting fees:
  Diversified Class of Shares..............         4,933         4,934         4,934         4,934        4,934          4,781
  Stephens Institutional Class of Shares...            --         2,991            --            --           --          2,990
Dues and subscriptions.....................         2,087         3,501           556           298          196          1,911
Reports to shareholders....................        25,897        41,491         5,474         3,829        2,109         19,472
Investment advisory fees...................            --            --            --            --           --             --
Shareholder servicing fees:
  Stephens Institutional Class of Shares...            --        22,006            --            --           --         26,770
                                             ------------   -----------   -----------   -----------   ----------    -----------
Total expenses before reimbursements.......     1,581,857     2,547,498       406,584       276,556      168,105      1,264,481
Fees reimbursed............................      (127,367)      (45,879)      (21,562)           --         (147)       (52,588)
                                             ------------   -----------   -----------   -----------   ----------    -----------
Net expenses...............................     1,454,490     2,501,619       385,022       276,556      167,958      1,211,893
                                             ------------   -----------   -----------   -----------   ----------    -----------
NET INVESTMENT INCOME (LOSS)...............       964,091    (1,422,749)     (113,736)     (414,990)     (99,960)      (986,434)
                                             ------------   -----------   -----------   -----------   ----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  SECURITIES, FUTURES, WRITTEN OPTIONS,
  SHORT SALES AND FOREIGN CURRENCIES (NOTE
  2):
Net realized gains (losses) on
  securities...............................    62,586,567     8,161,262    12,269,873     7,539,512    3,022,897     27,816,743
Net realized gains (losses) on futures,
  written options, and short sales.........        79,305            --            --            --           --         17,297
Net realized gains (losses) on foreign
  currency transactions....................            --       (64,382)           --            --           --            (28)
Net change in unrealized appreciation
  (depreciation) on securities.............   (51,125,554)    2,583,168     1,377,929    (1,323,871)   2,267,060     (8,815,377)
Net change in unrealized appreciation
  (depreciation) on futures, written
  options and short sales..................        (4,283)           --            --            --           --         30,162
Net change in unrealized appreciation
  (depreciation) on translation of assets
  and liabilities in foreign currencies....            --        93,409            --            --           --           (171)
                                             ------------   -----------   -----------   -----------   ----------    -----------
Net realized and unrealized gains (losses)
  on securities, futures, written options,
  short sales and foreign currencies.......    11,536,035    10,773,457    13,647,802     6,215,641    5,289,957     19,048,626
                                             ------------   -----------   -----------   -----------   ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................  $ 12,500,126   $ 9,350,708   $13,534,066   $ 5,800,651   $5,189,997    $18,062,192
                                             ============   ===========   ===========   ===========   ==========    ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                                                                      STEPHENS
                                           SMALL-CAP    AGGRESSIVE    HIGH YIELD    INTERNATIONAL   INTERMEDIATE      STOCK
                                            GROWTH        EQUITY         BOND          EQUITY           BOND          INDEX
                                          -----------   -----------   -----------   -------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) ALLOCATED
  FROM SERIES PORTFOLIOS (NOTE 2):
Interest income.........................  $    3,265    $    12,091   $ 5,762,802   $     49,057     $      --     $         --
Income from securities loaned -- net....       6,346         53,361            --        212,316            --           85,263
Dividend income.........................      88,680        431,603        51,626      6,850,816            --        3,474,843
Expenses................................    (180,248)    (1,022,411)     (392,258)    (1,922,365)           --         (109,616)
STEPHENS INTERMEDIATE BOND INTEREST
  INCOME................................          --             --            --             --       689,357               --
                                          ----------    -----------   -----------   ------------     ---------     ------------
Total income............................     (81,957)      (525,356)    5,422,170      5,189,824       689,357        3,450,490
                                          ----------    -----------   -----------   ------------     ---------     ------------
EXPENSES (NOTES 2 AND 3):
Administration fees.....................      60,033        307,115       199,496        683,195        71,424          761,631
Distribution fees
  Diversified Class of Shares...........      50,028        255,929       157,197        558,436            --          544,022
  Stephens Institutional Class of
    Shares..............................          --             --         9,050         10,894        59,520               --
Registration fees
  Diversified Class of Shares...........       7,825          9,315         9,096         10,406            --           13,438
  Stephens Institutional Class of
    Shares..............................          --             --         7,867          7,849         6,166               --
Audit fees..............................         772          2,700         1,705          5,851            87            5,395
Legal fees..............................         333          2,078         1,309          4,458           438            4,178
Trustee fees............................          79            478           280          1,029           101              948
Insurance fees..........................          46             18            36             36            18               18
Fund accounting fees
  Diversified Class of Shares...........       4,934          4,934         4,934          4,934            --            6,211
  Stephens Institutional Class of
    Shares..............................          --             --         2,990          2,991        10,984               --
Dues and subscriptions..................         122            760           523          1,811           166            2,003
Reports to shareholders.................       1,623          9,635         6,126         20,835           885           19,189
Investment advisory fees................          --             --            --             --        23,808               --
Shareholder servicing fees
  Stephens Institutional Class of
    Shares..............................          --             --        12,671         15,251        83,328               --
                                          ----------    -----------   -----------   ------------     ---------     ------------
Total expenses before reimbursements....     125,795        592,962       413,280      1,327,976       256,925        1,357,033
Fees reimbursed.........................         (93)       (79,798)      (74,052)       (67,967)      (66,461)         (51,740)
                                          ----------    -----------   -----------   ------------     ---------     ------------
Net expenses............................     125,702        513,164       339,228      1,260,009       190,464        1,305,293
                                          ----------    -----------   -----------   ------------     ---------     ------------
NET INVESTMENT INCOME (LOSS)............    (207,659)    (1,038,520)    5,082,942      3,929,815       498,893        2,145,197
                                          ----------    -----------   -----------   ------------     ---------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON SECURITIES, FUTURES, WRITTEN
  OPTIONS, SHORT SALES AND FOREIGN
  CURRENCIES (NOTE 2):
Net realized gains (losses) on
  securities............................   2,077,970      9,047,986       249,871     41,403,940        23,858       94,223,075
Net realized gains (losses) on futures,
  written options, and short sales......          --             --            --             --            --          284,432
Net realized gains (losses) on foreign
  currency transactions.................          --             --        13,469       (557,004)           --               --
Net change in unrealized appreciation
  (depreciation) on securities..........    (166,825)       798,130    (3,602,184)   (28,101,336)     (846,451)     (83,050,477)
Net change in unrealized appreciation
  (depreciation) on futures, written
  options and short sales...............          --             --            --             --            --         (140,431)
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies............................          --             --          (485)       507,465            --               --
                                          ----------    -----------   -----------   ------------     ---------     ------------
Net realized and unrealized gains
  (losses) on securities, futures,
  written options, short sales and
  foreign currencies....................   1,911,145      9,846,116    (3,339,329)    13,253,065      (822,593)      11,316,599
                                          ----------    -----------   -----------   ------------     ---------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $1,703,486    $ 8,807,596   $ 1,743,613   $ 17,182,880     $(323,700)    $ 13,461,796
                                          ==========    ===========   ===========   ============     =========     ============

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                          HIGH       INTERMEDIATE
                                          MONEY         QUALITY       GOVERNMENT        CORE                        VALUE &
                                         MARKET           BOND           BOND           BOND         BALANCED        INCOME
                                      -------------   ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)........  $     747,015   $  2,550,635   $  1,042,477   $  9,296,902   $  1,300,932   $  4,884,431
Net realized gains (losses) on
  securities........................        (33,653)       504,293     (1,148,847)    (1,063,995)     6,203,604     36,562,530
Net realized gains (losses) on
  futures, written options and short
  sales.............................             --             --             --        609,877          8,166             --
Net realized gains (losses) on
  foreign currency transactions.....             --             --             --       (155,612)      (121,065)            --
Net change in unrealized
  appreciation (depreciation) on
  securities........................             --     (3,757,837)      (852,097)   (12,845,303)    (4,680,686)    (6,415,299)
Net change in unrealized
  appreciation (depreciation) on
  futures, written options and short
  sales.............................             --             --             --        527,421        103,448             --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies........................             --             --             --      3,403,796        352,853             --
                                      -------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations........................        713,362       (702,909)      (958,467)      (226,914)     3,167,252     35,031,662
                                      -------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income...............       (674,358)    (3,078,737)      (955,352)    (9,228,129)    (1,281,239)    (4,889,362)
                                      -------------   ------------   ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
DIVERSIFIED CLASS OF SHARES:
Issued during period................    602,891,495     35,625,710     21,627,541    105,788,376     24,234,009    173,007,436
Issued on reinvestment of dividends
  and distributions.................        670,814      3,078,737        955,352      9,228,129      1,281,239      4,517,683
Redeemed during period..............   (572,317,459)   (24,327,504)   (29,721,166)   (70,886,751)   (34,891,049)   (96,160,810)
                                      -------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) Diversified
  Class of Shares...................     31,244,850     14,376,943     (7,138,273)    44,129,754     (9,375,801)    81,364,309
                                      -------------   ------------   ------------   ------------   ------------   ------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during period................        766,732                                                                    729,739
Issued on reinvestment of dividends
  and distributions.................          3,544                                                                    371,679
Redeemed during period..............     (1,808,122)                                                                (1,394,860)
                                      -------------                                                               ------------
Net increase (decrease) Stephens
  Institutional Class of Shares.....     (1,037,846)                                                                  (293,442)
                                      -------------                                                               ------------
Increase (decrease) in net assets
  from fund share transactions......     30,207,004     14,376,943     (7,138,273)    44,129,754     (9,375,801)    81,070,867
                                      -------------   ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net
  assets............................     30,246,008     10,595,297     (9,052,092)    34,674,711     (7,489,788)   111,213,167
NET ASSETS:
Beginning of period.................    386,772,522    265,246,912    132,454,383    649,182,638    204,344,308    882,607,170
                                      -------------   ------------   ------------   ------------   ------------   ------------
End of period.......................  $ 417,018,530   $275,842,209   $123,402,291   $683,857,349   $196,854,520   $993,820,337
                                      =============   ============   ============   ============   ============   ============
Undistributed (accumulated) net
  investment income (loss)..........  $     378,594   $   (528,102)  $     87,125   $  4,202,269   $    442,195   $     (4,931)
                                      =============   ============   ============   ============   ============   ============

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                          GROWTH &        EQUITY        MID-CAP        MID-CAP       SMALL-CAP      SPECIAL
                                           INCOME         GROWTH         VALUE          GROWTH         VALUE         EQUITY
                                        ------------   ------------   ------------   ------------   -----------   ------------
FROM OPERATIONS:
Net investment income (loss)..........  $    964,091   $ (1,422,749)  $   (113,736)  $   (414,990)  $   (99,960)  $   (986,434)
Net realized gains (losses) on
  securities..........................    62,586,567      8,161,262     12,269,873      7,539,512     3,022,897     27,816,743
Net realized gains (losses) on
  futures, written options and short
  sales...............................        79,305             --             --             --            --         17,297
Net realized gains (losses) on foreign
  currency transactions...............            --        (64,382)            --             --            --            (28)
Net change in unrealized appreciation
  (depreciation) on securities........   (51,125,554)     2,583,168      1,377,929     (1,323,871)    2,267,060     (8,815,377)
Net change in unrealized appreciation
  (depreciation) on futures, written
  options and short sales.............        (4,283)            --             --             --            --         30,162
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies..........................            --         93,409             --             --            --           (171)
                                        ------------   ------------   ------------   ------------   -----------   ------------
Net increase (decrease) in net assets
  resulting from operations...........    12,500,126      9,350,708     13,534,066      5,800,651     5,189,997     18,062,192
                                        ------------   ------------   ------------   ------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income.................      (990,495)            --             --             --            --             --
                                        ------------   ------------   ------------   ------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
DIVERSIFIED CLASS OF SHARES:
Issued during period..................    71,720,845    134,717,237     54,433,842     23,180,737    25,172,467     92,606,905
Issued on reinvestment of dividends
  and distributions...................       990,495             --             --             --            --             --
Redeemed during period................   (84,577,289)   (88,687,505)   (10,732,436)    (9,747,900)   (5,067,562)   (82,589,818)
                                        ------------   ------------   ------------   ------------   -----------   ------------
Net increase (decrease) Diversified
  Class of Shares.....................   (11,865,949)    46,029,732     43,701,406     13,432,837    20,104,905     10,017,087
                                        ------------   ------------   ------------   ------------   -----------   ------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during period..................                      443,302                                                    950,368
Issued on reinvestment of dividends
  and distributions...................                           --                                                         --
Redeemed during period................                     (443,341)                                                  (608,076)
                                                       ------------                                               ------------
Net increase (decrease) Stephens
  Institutional Class of Shares.......                          (39)                                                   342,292
                                                       ------------                                               ------------
Increase (decrease) in net assets from
  fund share transactions.............   (11,865,949)    46,029,693     43,701,406     13,432,837    20,104,905     10,359,379
                                        ------------   ------------   ------------   ------------   -----------   ------------
Total increase (decrease) in net
  assets..............................      (356,318)    55,380,401     57,235,472     19,233,488    25,294,902     28,421,571
NET ASSETS:
Beginning of period...................   562,394,751    865,220,022    111,245,419     81,549,652    41,502,990    412,981,118
                                        ------------   ------------   ------------   ------------   -----------   ------------
End of period.........................  $562,038,433   $920,600,423   $168,480,891   $100,783,140   $66,797,892   $441,402,689
                                        ============   ============   ============   ============   ===========   ============
Undistributed (accumulated) net
  investment income (loss)............  $    (26,404)  $ (1,428,152)  $  1,588,002   $      6,118   $   (99,960)  $   (986,434)
                                        ============   ============   ============   ============   ===========   ============

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                                                                       STEPHENS
                                          SMALL-CAP     AGGRESSIVE     HIGH YIELD    INTERNATIONAL   INTERMEDIATE      STOCK
                                           GROWTH         EQUITY          BOND          EQUITY           BOND          INDEX
                                         -----------   ------------   ------------   -------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)...........  $  (207,659)  $ (1,038,520)  $  5,082,942   $  3,929,815    $   498,893    $  2,145,197
Net realized gains (losses) on
  securities...........................    2,077,970      9,047,986        249,871     41,403,940         23,858      94,223,075
Net realized gains (losses) on futures,
  written options and short sales......           --             --             --             --             --         284,432
Net realized gains (losses) on foreign
  currency transactions................           --             --         13,469       (557,004)            --              --
Net change in unrealized appreciation
  (depreciation) on securities.........     (166,825)       798,130     (3,602,184)   (28,101,336)      (846,451)    (83,050,477)
Net change in unrealized appreciation
  (depreciation) on futures, written
  options and short sales..............           --             --             --             --             --        (140,431)
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies...........................           --             --           (485)       507,465             --              --
                                         -----------   ------------   ------------   ------------    -----------    ------------
Net increase (decrease) in net assets
  resulting from operations............    1,703,486      8,807,596      1,743,613     17,182,880       (323,700)     13,461,796
                                         -----------   ------------   ------------   ------------    -----------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income..................           --             --     (4,565,539)    (3,467,149)      (438,915)     (2,010,461)
                                         -----------   ------------   ------------   ------------    -----------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
DIVERSIFIED CLASS OF SHARES:
Issued during period...................   14,828,305     37,869,753     29,641,249     84,892,493                     74,044,956
Issued on reinvestment of dividends and
  distributions........................           --             --      4,281,988      3,387,060                      2,010,461
Redeemed during period.................   (4,116,523)   (46,320,165)   (18,143,997)   (56,170,907)                   (36,363,047)
                                         -----------   ------------   ------------   ------------                   ------------
Net increase (decrease) Diversified
  Class of Shares......................   10,711,782     (8,450,412)    15,779,240     32,108,646                     39,692,370
                                         -----------   ------------   ------------   ------------                   ------------
STEPHENS INSTITUTIONAL CLASS OF SHARES:
Issued during period...................                                    328,385        295,511      7,941,421
Issued on reinvestment of dividends and
  distributions........................                                    283,551         80,089        438,915
Redeemed during period.................                                   (335,721)      (559,960)    (7,551,932)
                                                                      ------------   ------------    -----------
Net increase (decrease) Stephens
  Institutional Class of Shares........                                    276,215       (184,360)       828,404
                                                                      ------------   ------------    -----------
Increase (decrease) in net assets from
  fund share transactions..............   10,711,782     (8,450,412)    16,055,455     31,924,286        828,404      39,692,370
                                         -----------   ------------   ------------   ------------    -----------    ------------
Total increase (decrease) in net
  assets...............................   12,415,268        357,184     13,233,529     45,640,017         65,789      51,143,705
NET ASSETS:
Beginning of period....................   33,794,596    213,243,572    127,356,287    435,759,940     45,996,580     417,867,416
                                         -----------   ------------   ------------   ------------    -----------    ------------
End of period..........................  $46,209,864   $213,600,756   $140,589,816   $481,399,957    $46,062,369    $469,011,121
                                         ===========   ============   ============   ============    ===========    ============
Undistributed (accumulated) net
  investment income (loss).............  $  (207,659)  $ (1,038,520)  $    585,258   $     34,711    $    59,978    $    286,391
                                         ===========   ============   ============   ============    ===========    ============

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          HIGH       INTERMEDIATE
                                         MONEY          QUALITY       GOVERNMENT         CORE                          VALUE &
                                        MARKET            BOND           BOND            BOND          BALANCED        INCOME
                                    ---------------   ------------   -------------   -------------   ------------   -------------
FROM OPERATIONS:
Net investment income (loss)......  $     2,732,334   $  5,637,055   $   3,678,721   $  15,289,294   $  2,895,575   $   9,634,629
Net realized gains (losses) on
  securities......................            1,236        403,430       4,463,050      13,164,084       (880,482)     (5,208,881)
Net realized gains (losses) on
  futures, written options and
  short sales.....................               --             --              --      (2,638,218)      (166,969)             --
Net realized gains (losses) on
  foreign currency transactions...               --             --              --      (3,809,503)      (629,480)             --
Net change in unrealized
  appreciation (depreciation) on
  securities......................               --     (2,950,316)     (5,874,270)     (2,557,609)    28,377,706     168,260,412
Net change in unrealized
  appreciation (depreciation) on
  futures, written options and
  short sales.....................               --             --              --       1,461,235        131,143              --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies......................               --             --              --      (3,689,458)      (323,382)             --
                                    ---------------   ------------   -------------   -------------   ------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations......................        2,733,570      3,090,169       2,267,501      17,219,825     29,404,111     172,686,160
                                    ---------------   ------------   -------------   -------------   ------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income.............       (2,501,622)    (6,371,979)     (3,988,076)    (16,787,925)    (2,881,999)    (10,255,319)
Net realized gains from investment
  transactions....................               --             --      (3,514,327)     (1,829,748)            --              --
Tax return of capital.............               --        (12,081)       (143,054)     (4,876,260)      (278,495)        (22,234)
                                    ---------------   ------------   -------------   -------------   ------------   -------------
Total dividends and
  distributions...................       (2,501,622)    (6,384,060)     (7,645,457)    (23,493,933)    (3,160,494)    (10,277,553)
                                    ---------------   ------------   -------------   -------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE
  6):
DIVERSIFIED CLASS OF SHARES:
Issued during year................    3,370,290,529    177,083,846      90,706,227     516,095,158     43,104,405     436,781,108
Issued on reinvestment of
  dividends and distributions.....        2,491,008      6,384,060       7,645,457      23,493,933      3,160,494       9,411,647
Redeemed during year..............   (3,434,792,520)   (79,773,954)   (125,789,179)   (264,024,457)   (34,590,584)   (307,653,062)
                                    ---------------   ------------   -------------   -------------   ------------   -------------
Net increase (decrease)
  Diversified Class of Shares.....      (62,010,983)   103,693,952     (27,437,495)    275,564,634     11,674,315     138,539,693
                                    ---------------   ------------   -------------   -------------   ------------   -------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during year................        2,606,515                                                                     1,863,690
Issued on reinvestment of
  dividends and distributions.....           10,614                                                                       865,906
Redeemed during year..............       (8,665,517)                                                                   (2,388,995)
                                    ---------------                                                                 -------------
Net increase (decrease) Stephens
  Institutional Class of Shares...       (6,048,388)                                                                      340,601
                                    ---------------                                                                 -------------
Increase (decrease) in net assets
  from fund share transactions....      (68,059,371)   103,693,952     (27,437,495)    275,564,634     11,674,315     138,880,294
                                    ---------------   ------------   -------------   -------------   ------------   -------------
Total increase (decrease) in net
  assets..........................      (67,827,423)   100,400,061     (32,815,451)    269,290,526     37,917,932     301,288,901
NET ASSETS:
Beginning of year.................      454,599,945    164,846,851     165,269,834     379,892,112    166,426,376     581,318,269
                                    ---------------   ------------   -------------   -------------   ------------   -------------
End of year.......................  $   386,772,522   $265,246,912   $ 132,454,383   $ 649,182,638   $204,344,308   $ 882,607,170
                                    ===============   ============   =============   =============   ============   =============
Undistributed (accumulated) net
  investment income (loss)........  $       305,937   $         --   $          --   $   4,133,496   $    422,502   $          --
                                    ===============   ============   =============   =============   ============   =============

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                       GROWTH &         EQUITY         MID-CAP        MID-CAP       SMALL-CAP       SPECIAL
                                        INCOME          GROWTH          VALUE          GROWTH         VALUE         EQUITY
                                     -------------   -------------   ------------   ------------   -----------   -------------
FROM OPERATIONS:
Net investment income (loss).......  $   2,361,779   $  (1,511,494)  $      7,026   $   (382,302)  $   158,903   $  (2,107,594)
Net realized gains (losses) on
  securities.......................     (9,360,312)    (21,656,920)     8,556,642      3,737,268     1,070,790      29,611,176
Net realized gains (losses) on
  futures, written options and
  short sales......................        204,628              --             --             --            --         657,168
Net realized gains (losses) on
  foreign currency transactions....             --        (192,243)             6             --            --              --
Net change in unrealized
  appreciation (depreciation) on
  securities.......................    110,624,916     169,804,995     11,894,639      6,748,756     4,991,621     101,890,196
Net change in unrealized
  appreciation (depreciation) on
  futures, written options and
  short sales......................         94,853              --             --             --            --          92,833
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies.......................             --        (118,889)            --             --            --              --
                                     -------------   -------------   ------------   ------------   -----------   -------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    103,925,864     146,325,449     20,458,313     10,103,722     6,221,314     130,143,779
                                     -------------   -------------   ------------   ------------   -----------   -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income..............     (2,374,607)             --     (4,532,986)      (170,671)     (855,924)             --
Net realized gains from investment
  transactions.....................             --              --       (476,542)            --       (77,153)             --
Tax return of capital..............        (18,773)        (16,347)            --             --       (98,380)             --
                                     -------------   -------------   ------------   ------------   -----------   -------------
Total dividends and
  distributions....................     (2,393,380)        (16,347)    (5,009,528)      (170,671)   (1,031,457)             --
                                     -------------   -------------   ------------   ------------   -----------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE
  6):
DIVERSIFIED CLASS OF SHARES:
Issued during year.................    279,359,717     443,602,788     82,779,131     69,944,428    37,843,222     421,313,540
Issued on reinvestment of dividends
  and distributions................      2,393,380          16,347      5,009,528        170,671     1,031,457              --
Redeemed during year...............   (224,061,948)   (174,035,261)    (8,033,643)   (10,677,958)   (4,371,224)   (473,866,114)
                                     -------------   -------------   ------------   ------------   -----------   -------------
Net increase (decrease) Diversified
  Class of Shares..................     57,691,149     269,583,874     79,755,016     59,437,141    34,503,455     (52,552,574)
                                     -------------   -------------   ------------   ------------   -----------   -------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during year.................                      1,782,380                                                   1,598,868
Issued on reinvestment of dividends
  and distributions................                             --                                                          --
Redeemed during year...............                     (1,532,891)                                                 (2,244,028)
                                                     -------------                                               -------------
Net increase (decrease) Stephens
  Institutional Class of Shares....                        249,489                                                    (645,160)
                                                     -------------                                               -------------
Increase (decrease) in net assets
  from fund share transactions.....     57,691,149     269,833,363     79,755,016     59,437,141    34,503,455     (53,197,734)
                                     -------------   -------------   ------------   ------------   -----------   -------------
Total increase (decrease) in net
  assets...........................    159,223,633     416,142,465     95,203,801     69,370,192    39,693,312      76,946,045
NET ASSETS:
Beginning of year..................    403,171,118     449,077,557     16,041,618     12,179,460     1,809,678     336,035,073
                                     -------------   -------------   ------------   ------------   -----------   -------------
End of year........................  $ 562,394,751   $ 865,220,022   $111,245,419   $ 81,549,652   $41,502,990   $ 412,981,118
                                     =============   =============   ============   ============   ===========   =============
Undistributed (accumulated) net
  investment income (loss).........  $          --   $      (5,402)  $  1,701,738   $    421,108   $        --   $          --
                                     =============   =============   ============   ============   ===========   =============

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                        STEPHENS
                                        SMALL-CAP     AGGRESSIVE      HIGH YIELD     INTERNATIONAL    INTERMEDIATE      STOCK
                                         GROWTH         EQUITY           BOND           EQUITY            BOND          INDEX
                                       -----------   -------------   ------------   ---------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss).........  $  (107,889)  $  (2,096,163)  $  9,582,776   $     2,092,790   $    953,658   $  3,302,161
Net realized gains (losses) on
  securities.........................    1,481,869      16,742,500      6,653,013       (12,712,759)        26,411      1,282,311
Net realized gains (losses) on
  futures, written options and short
  sales..............................           --              --             --                --             --      1,581,526
Net realized gains (losses) on
  foreign currency transactions......           --              --             --         1,820,318             --             --
Net change in unrealized appreciation
  (depreciation) on securities.......    3,340,281      32,325,821     11,097,562       122,467,553       (400,857)    69,837,031
Net change in unrealized appreciation
  (depreciation) on futures, written
  options and short sales............           --              --             --                --             --        330,328
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies.........................           --              --             --        (1,193,840)            --             --
                                       -----------   -------------   ------------   ---------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations..........    4,714,261      46,972,158     27,333,351       112,474,062        579,212     76,333,357
                                       -----------   -------------   ------------   ---------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 8):
Net investment income................     (478,241)             --     (9,429,205)       (5,480,843)      (957,575)    (3,181,187)
Net realized gains from investment
  transactions.......................     (168,530)             --             --                --        (17,956)            --
Tax return of capital................      (57,951)             --             --                --             --             --
                                       -----------   -------------   ------------   ---------------   ------------   ------------
Total dividends and distributions....     (704,722)             --     (9,429,205)       (5,480,843)      (975,531)    (3,181,187)
                                       -----------   -------------   ------------   ---------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
DIVERSIFIED CLASS OF SHARES:
Issued during year...................   32,257,388     146,438,222     87,579,043     1,274,940,659                   161,106,850
Issued on reinvestment of dividends
  and distributions..................      704,722              --      8,807,472         5,363,892                     3,181,187
Redeemed during year.................   (3,855,056)   (158,216,408)   (92,324,262)   (1,223,888,031)                   (8,948,154)
                                       -----------   -------------   ------------   ---------------                  ------------
Net increase (decrease) Diversified
  Class of Shares....................   29,107,054     (11,778,186)     4,062,253        56,416,520                   155,339,883
                                       -----------   -------------   ------------   ---------------                  ------------
STEPHENS INSTITUTIONAL CLASS OF
  SHARES:
Issued during year...................                                   1,342,578           592,769     15,217,660
Issued on reinvestment of dividends
  and distributions..................                                     621,733           116,951        975,531
Redeemed during year.................                                  (1,150,280)         (944,820)   (11,544,621)
                                                                     ------------   ---------------   ------------
Net increase (decrease) Stephens
  Institutional Class of Shares......                                     814,031          (235,100)     4,648,570
                                                                     ------------   ---------------   ------------
Increase (decrease) in net assets
  from fund share transactions.......   29,107,054     (11,778,186)     4,876,284        56,181,420      4,648,570    155,339,883
                                       -----------   -------------   ------------   ---------------   ------------   ------------
Total increase (decrease) in net
  assets.............................   33,116,593      35,193,972     22,780,430       163,174,639      4,252,251    228,492,053
NET ASSETS:
Beginning of year....................      678,003     178,049,600    104,575,857       272,585,301     41,744,329    189,375,363
                                       -----------   -------------   ------------   ---------------   ------------   ------------
End of year..........................  $33,794,596   $ 213,243,572   $127,356,287   $   435,759,940   $ 45,996,580   $417,867,416
                                       ===========   =============   ============   ===============   ============   ============
Undistributed (accumulated) net
  investment income (loss)...........  $        --   $          --   $     67,855   $      (427,955)  $         --   $    151,655
                                       ===========   =============   ============   ===============   ============   ============

                       See notes to financial statements.

                           STEPHENS INTERMEDIATE BOND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

PRINCIPAL                                                                     VALUE
---------                                                                  -----------
             US TREASURY NOTES -- 72.4%
$2,500,000   1.88%, 09/30/04.............................................  $ 2,503,907
   900,000   1.63%, 10/31/05.............................................      892,266
 7,750,000   2.00%, 05/15/06.............................................    7,660,697
 4,620,000   3.50%, 11/15/06.............................................    4,681,183
 5,960,000   6.25%, 02/15/07.............................................    6,442,390
 4,385,000   3.25%, 08/15/07.............................................    4,390,310
   900,000   3.00%, 11/15/07.............................................      891,774
 2,375,000   3.00%, 02/15/08.............................................    2,342,994
 1,550,000   2.63%, 05/15/08.............................................    1,501,866
 1,200,000   3.25%, 01/15/09.............................................    1,177,313
   915,000   3.00%, 02/15/09.............................................      886,907
                                                                           -----------
             TOTAL US TREASURY NOTES (Cost $33,289,013)..................   33,371,607
                                                                           -----------
             US GOVERNMENT AGENCY SECURITIES -- 26.2%
             FANNIE MAE
 5,880,000   3.88%, 03/15/05.............................................    5,964,296
 5,945,000   4.38%, 10/15/06.............................................    6,098,964
                                                                           -----------
             TOTAL US GOVERNMENT AGENCY SECURITIES (Cost $12,013,928)....   12,063,260
                                                                           -----------
             Total Investments -- 98.6% (Cost $45,302,941)...............   45,434,867
             Other assets less liabilities -- 1.4%.......................      627,502
                                                                           -----------
             NET ASSETS -- 100.0%........................................  $46,062,369
                                                                           ===========



The aggregate cost of securities for federal income tax purposes at June 30, 2004 is
$45,302,941.



The following amounts are based on cost for federal income tax purposes:
             Gross unrealized appreciation...............................  $   539,280
             Gross unrealized depreciation...............................     (407,354)
                                                                           -----------
             Net unrealized appreciation.................................  $   131,926
                                                                           ===========

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty-three different series that are, in effect, separate investment funds. Seventeen of the series are doing business as the Diversified Investors Funds Group and are represented herein as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Balanced Fund, the Value & Income Fund, the Growth & Income Fund, the Equity Growth Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Small-Cap Value Fund, the Special Equity Fund, the Small-Cap Growth Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund, (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993, with the exception of the Intermediate Government Bond Fund, the High Yield Bond Fund and the International Equity Fund which were established on October 2, 1995, the Value & Income Fund and the Aggressive Equity Fund which were established on May 1, 1996, the Stock Index Fund which was established on March 10, 1999, the Mid-Cap Value Fund which was established on August 15, 2001, the Mid-Cap Growth Fund which was established on September 6, 2001, the Small-Cap Value Fund which was established on July 10, 2002 and the Small-Cap Growth Fund which was established on August 9, 2002. Each Fund, with the exception of the Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"/"MIP"). The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act. Each Fund offers the Diversified Class of shares.

The Stephens Intermediate Bond Fund (the "Stephens Fund"), was established on January 2, 1998. The Stephens Fund offers the Institutional Class of shares. The Stephens Fund, as a series of the Trust, seeks to achieve its investment objective by investing in a broad range of fixed income securities, including debt securities of U.S. and non-U.S. government agencies and preferred stock and debt securities of U.S. and non-U.S. companies.

On January 2, 1998, Money Market Fund, Equity Growth Fund, Special Equity Fund, High Yield Bond Fund and International Equity Fund established Stephens Institutional Class shares. On July 7, 2000, the Value & Income Fund established Stephens Institutional Class shares. The two classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate shareholder servicing fees, distribution fees, registration fees, fund accounting fees and certain other class specific expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

1. ORGANIZATION (CONTINUED)

At June 30, 2004, each Fund's investment in the corresponding Series Portfolio/Master Investment Portfolio was as follows:

                                                                  PERCENTAGE OF
FUND                                                          INTEREST IN PORTFOLIOS
----                                                          ----------------------
Money Market................................................          48.85
High Quality Bond...........................................          41.04
Intermediate Government Bond................................          44.76
Core Bond...................................................          45.02
Balanced....................................................          47.33
Value & Income..............................................          41.21
Growth & Income.............................................          51.97
Equity Growth...............................................          44.06
Mid-Cap Value...............................................          55.96
Mid-Cap Growth..............................................          50.72
Small-Cap Value.............................................          44.02
Special Equity..............................................          32.85
Small-Cap Growth............................................          44.39
Aggressive Equity...........................................          55.18
High Yield Bond.............................................          46.13
International Equity........................................          40.94
Stock Index.................................................          21.05

The financial statements of the Series Portfolio and the Master Investment Portfolio, including the Schedules of Portfolio Investments, are located elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and the Stephens Fund in the preparation of their financial statements.

     A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The valuation policy of the securities held by the Master Investment Portfolio is discussed in Note 1 of the Master Investment Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The bonds held by the Stephens Intermediate Bond Fund are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     B. INVESTMENT INCOME:

Each Fund is allocated its pro rata share of income and expenses from its investment in the corresponding series of the Series Portfolio or the Master Investment Portfolio. All of the investment income and expenses

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and realized and unrealized gains and losses from the security transactions of the Series Portfolio or the Master Investment Portfolio are allocated pro rata among the investors and recorded by the Funds on a daily basis.

Security transactions for the Stephens Fund are accounted for on a trade-date basis (the date the order to buy or sell is executed). Interest income for the Stephens Fund is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

     D. FEDERAL INCOME TAXES:

Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Funds have the following capital loss carryforwards at December 31, 2003, which are available to offset future realized capital gains, if any:

                                                              CAPITAL LOSS   EXPIRATION
                                                              CARRYFORWARD      DATE
                                                              ------------   ----------
Money Market Fund...........................................  $    21,511       2008
High Quality Bond Fund......................................      322,235       2011
Intermediate Government Bond Fund...........................           --         --
Core Bond Fund..............................................           --         --
Balanced Fund...............................................   10,497,478       2009
                                                               17,877,763       2010
                                                                2,774,868       2011
Value & Income Fund.........................................   18,155,292       2010
                                                                6,292,577       2011
Growth & Income Fund........................................    7,053,869       2008
                                                               73,349,057       2009
                                                               63,097,838       2010
                                                               20,243,900       2011
Equity Growth Fund..........................................   67,784,060       2009
                                                               70,458,723       2010
                                                               14,505,930       2011
Mid-Cap Value Fund..........................................           --         --
Mid-Cap Growth Fund.........................................           --         --
Small-Cap Value Fund........................................           --         --

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


                                                              CAPITAL LOSS   EXPIRATION
                                                              CARRYFORWARD      DATE
                                                              ------------   ----------
Special Equity Fund.........................................  $35,025,550       2010
Small-Cap Growth Fund.......................................           --         --
Aggressive Equity Fund......................................   22,419,587       2008
                                                               49,565,736       2009
                                                               49,377,829       2010
High Yield Bond Fund........................................    6,579,620       2009
                                                                3,872,876       2010
International Equity Fund...................................    8,447,393       2009
                                                               19,402,080       2010
                                                                9,508,704       2011
Stephens Intermediate Bond Fund.............................           --         --
Stock Index Fund............................................    3,373,686       2009
                                                               12,607,827       2010
                                                                1,866,826       2011

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to all Funds are allocated based on relative net assets or another methodology appropriate in the circumstances.

Additionally, the Funds and the Stephens Fund may allocate among their classes certain non-class specific expenses based upon the relative net assets of each class. Class specific expenses of the Funds and the Stephens Fund are currently limited to shareholder servicing fees, distribution fees, registration fees, fund accounting fees and certain other expenses that are actually incurred in a differing amount by each class.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), under which the Advisor provides administration and transfer agency services. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds and the Stephens Fund, which is accrued daily and payable monthly, at the annual rate of 0.30%, except for the Stock Index Fund for which the rate is 0.35%, of each Fund's average daily net assets. For these services, the Advisor earned an aggregate of $9,192,668 for the period ended June 30, 2004. The Advisor is also the Advisor to the Series Portfolio and accordingly the net assets of the Series Portfolio will reflect the fees and other expenses paid to the Advisor.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund and the Stephens Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Funds. The aggregate distribution fees incurred by the Funds and the Stephens Fund amounted to $7,569,886 for the period ended June 30, 2004.

Stephens, Inc. (the "Service Agent") provides shareholder services to all holders of the Stephens Institutional Class of shares. The Service Agent receives a fee from this class of shares at an annual rate of 0.35% of the average daily net assets of the class. The Service Agent earned fees of $208,048 for the period ended June 30, 2004. Pursuant to a Subadvisory Agreement with Stephens Capital Management, the Stephens Fund pays 0.10% of its average daily net assets for investment advisory services.

The Advisor, Distributor and Service Agent have voluntarily undertaken to reimburse expenses of each Fund, to the extent necessary, to limit expenses to a rate equal to the percentage specified in the table below of the corresponding Fund's average daily net assets, including the expenses of the Series Portfolio.

                                                                                  STEPHENS
                                                      DIVERSIFIED CLASS      INSTITUTIONAL CLASS
                                                         EXPENSE CAP             EXPENSE CAP
                                                   -----------------------   -------------------
Money Market.....................................   80 basis points (b.p.)      75 b.p.
High Quality Bond................................         100 b.p.                 --
Intermediate Government Bond.....................         100 b.p.                 --
Core Bond........................................         100 b.p.                 --
Balanced.........................................         110 b.p.                 --
Value & Income...................................         100 b.p.             105 b.p.
Growth & Income..................................         115 b.p.                 --
Equity Growth....................................         125 b.p.             100 b.p.
Mid-Cap Value....................................         125 b.p.                 --
Mid-Cap Growth...................................         135 b.p.                 --
Small-Cap Value..................................         150 b.p.                 --
Special Equity...................................         150 b.p.             120 b.p.
Small-Cap Growth.................................         155 b.p.                 --
Aggressive Equity................................         150 b.p.                 --
High Yield Bond..................................         110 b.p.             110 b.p.
International Equity.............................         140 b.p.             125 b.p.
Stock Index......................................          65 b.p.                 --
Stephens Intermediate Bond.......................             --                80 b.p.

Of the fees earned by the Advisor, Distributor, and Service Agent, $99,995, $708,049, and $124,719, respectively, were reimbursed.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated funds, for which they receive fees. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the period ended June 30, 2004, amounted to $13,454.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the period ended June 30, 2004, were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Stephens Intermediate Bond
  U.S. Government Obligations...............................     $9,306,185           $8,622,846

5. GENERAL INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. CAPITAL SHARE TRANSACTIONS

The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into eighteen series of shares (one series underlying each Fund). Six of those series: the Money Market, Value & Income, Equity Growth, Special Equity, High Yield Bond and International Equity Funds, each contain two classes of shares: the Diversified Class and the Stephens Institutional Class. The transactions in each of the classes are as follows:

                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2004   DECEMBER 31, 2003
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period/year...................................    56,732,670       317,133,731
Issued on reinvestment of dividends and distributions.......        63,147           234,592
Redeemed during period/year.................................   (53,856,731)     (323,194,502)
                                                               -----------      ------------
Net increase (decrease).....................................     2,939,086        (5,826,179)
                                                               ===========      ============
HIGH QUALITY BOND
Issued during period/year...................................     3,038,709        14,914,495
Issued on reinvestment of dividends and distributions.......       264,055           541,172
Redeemed during period/year.................................    (2,074,077)       (6,753,961)
                                                               -----------      ------------
Net increase................................................     1,228,687         8,701,706
                                                               ===========      ============
INTERMEDIATE GOVERNMENT BOND
Issued during period/year...................................     1,971,487         7,943,705
Issued on reinvestment of dividends and distributions.......        87,312           684,897
Redeemed during period/year.................................    (2,702,126)      (10,953,042)
                                                               -----------      ------------
Net decrease................................................      (643,327)       (2,324,440)
                                                               ===========      ============
CORE BOND
Issued during period/year...................................     8,386,296        40,322,730
Issued on reinvestment of dividends and distributions.......       734,041         1,853,176
Redeemed during period/year.................................    (5,607,295)      (20,783,592)
                                                               -----------      ------------
Net increase................................................     3,513,042        21,392,314
                                                               ===========      ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2004   DECEMBER 31, 2003
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
BALANCED
Issued during period/year...................................     1,764,283         3,450,272
Issued on reinvestment of dividends and distributions.......        93,462           248,259
Redeemed during period/year.................................    (2,543,754)       (2,754,904)
                                                               -----------      ------------
Net increase (decrease).....................................      (686,009)          943,627
                                                               ===========      ============
VALUE & INCOME
Issued during period/year...................................     7,535,138        22,525,443
Issued on reinvestment of dividends and distributions.......       197,355           473,259
Redeemed during period/year.................................    (4,191,771)      (15,803,972)
                                                               -----------      ------------
Net increase................................................     3,540,722         7,194,730
                                                               ===========      ============
GROWTH & INCOME
Issued during period/year...................................     4,084,020        18,145,380
Issued on reinvestment of dividends and distributions.......        56,398           150,507
Redeemed during period/year.................................    (4,800,568)      (14,491,988)
                                                               -----------      ------------
Net increase (decrease).....................................      (660,150)        3,803,899
                                                               ===========      ============
EQUITY GROWTH
Issued during period/year...................................     7,531,697        27,635,991
Issued on reinvestment of dividends and distributions.......            --             1,127
Redeemed during period/year.................................    (4,919,716)      (10,834,051)
                                                               -----------      ------------
Net increase................................................     2,611,981        16,803,067
                                                               ===========      ============
MID-CAP VALUE
Issued during period/year...................................     4,247,986         7,649,548
Issued on reinvestment of dividends and distributions.......            --           424,248
Redeemed during period/year.................................      (839,351)         (731,819)
                                                               -----------      ------------
Net increase................................................     3,408,635         7,341,977
                                                               ===========      ============
MID-CAP GROWTH
Issued during period/year...................................     2,358,031         8,223,096
Issued on reinvestment of dividends and distributions.......            --            18,471
Redeemed during period/year.................................      (987,777)       (1,261,578)
                                                               -----------      ------------
Net increase................................................     1,370,254         6,979,989
                                                               ===========      ============
SMALL-CAP VALUE
Issued during period/year...................................     2,077,948         3,678,502
Issued on reinvestment of dividends and distributions.......            --            91,285
Redeemed during period/year.................................      (417,142)         (421,909)
                                                               -----------      ------------
Net increase................................................     1,660,806         3,347,878
                                                               ===========      ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                      DIVERSIFIED CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2004   DECEMBER 31, 2003
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
SPECIAL EQUITY
Issued during period/year...................................     3,794,192        22,886,525
Issued on reinvestment of dividends and distributions.......            --                --
Redeemed during period/year.................................    (3,384,551)      (25,738,169)
                                                               -----------      ------------
Net increase (decrease).....................................       409,641        (2,851,644)
                                                               ===========      ============
SMALL-CAP GROWTH
Issued during period/year...................................     1,033,602         2,615,885
Issued on reinvestment of dividends and distributions.......            --            52,835
Redeemed during period/year.................................      (285,640)         (306,730)
                                                               -----------      ------------
Net increase................................................       747,962         2,361,990
                                                               ===========      ============
AGGRESSIVE EQUITY
Issued during period/year...................................     3,256,485        14,753,866
Issued on reinvestment of dividends and distributions.......            --                --
Redeemed during period/year.................................    (3,951,185)      (15,958,559)
                                                               -----------      ------------
Net decrease................................................      (694,700)       (1,204,693)
                                                               ===========      ============
HIGH YIELD BOND
Issued during period/year...................................     3,117,482         9,816,748
Issued on reinvestment of dividends and distributions.......       459,896           987,041
Redeemed during period/year.................................    (1,899,358)      (10,316,543)
                                                               -----------      ------------
Net increase................................................     1,678,020           487,246
                                                               ===========      ============
INTERNATIONAL EQUITY
Issued during period/year...................................     6,277,102       122,936,364
Issued on reinvestment of dividends and distributions.......       255,050           460,695
Redeemed during period/year.................................    (4,142,283)     (117,460,310)
                                                               -----------      ------------
Net increase................................................     2,389,869         5,936,749
                                                               ===========      ============
STOCK INDEX
Issued during period/year...................................     8,392,337        21,370,519
Issued on reinvestment of dividends and distributions.......       228,554           405,653
Redeemed during period/year.................................    (4,116,644)       (1,217,200)
                                                               -----------      ------------
Net increase................................................     4,504,247        20,558,972
                                                               ===========      ============

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                STEPHENS INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                              PERIOD ENDED       YEAR ENDED
                                                              JUNE 30, 2004   DECEMBER 31, 2003
                                                              -------------   -----------------
                                                                 SHARES            SHARES
                                                              -------------   -----------------
MONEY MARKET
Issued during period/year...................................      72,439            246,952
Issued on reinvestment of dividends and distributions.......         334              1,006
Redeemed during period/year.................................    (170,780)          (820,879)
                                                                --------         ----------
Net decrease................................................     (98,007)          (572,921)
                                                                ========         ==========
VALUE & INCOME
Issued during period/year...................................      96,189            286,095
Issued on reinvestment of dividends and distributions.......      49,643            130,981
Redeemed during period/year.................................    (183,651)          (372,000)
                                                                --------         ----------
Net increase (decrease).....................................     (37,819)            45,076
                                                                ========         ==========
EQUITY GROWTH
Issued during period/year...................................      47,590            221,025
Issued on reinvestment of dividends and distributions.......          --                 --
Redeemed during period/year.................................     (47,613)          (194,354)
                                                                --------         ----------
Net increase (decrease).....................................         (23)            26,671
                                                                ========         ==========
SPECIAL EQUITY
Issued during period/year...................................      86,266            190,177
Issued on reinvestment of dividends and distributions.......          --                 --
Redeemed during period/year.................................     (55,911)          (275,595)
                                                                --------         ----------
Net increase (decrease).....................................      30,355            (85,418)
                                                                ========         ==========
HIGH YIELD BOND
Issued during period/year...................................      41,763            178,070
Issued on reinvestment of dividends and distributions.......      36,898             83,155
Redeemed during period/year.................................     (42,211)          (158,750)
                                                                --------         ----------
Net increase................................................      36,450            102,475
                                                                ========         ==========
INTERNATIONAL EQUITY
Issued during period/year...................................      26,078             64,398
Issued on reinvestment of dividends and distributions.......       7,228             11,845
Redeemed during period/year.................................     (49,432)          (102,552)
                                                                --------         ----------
Net decrease................................................     (16,126)           (26,309)
                                                                ========         ==========
STEPHENS INTERMEDIATE BOND
Issued during period/year...................................     755,928          1,440,898
Issued on reinvestment of dividends and distributions.......      42,225             92,793
Redeemed during period/year.................................    (724,607)        (1,096,518)
                                                                --------         ----------
Net increase................................................      73,546            437,173
                                                                ========         ==========

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES:

                                                  INCOME (LOSS) FROM
                                                 INVESTMENT OPERATIONS
                                               -------------------------
                                                            NET REALIZED
                                                                AND           TOTAL
                                 NET ASSET        NET        UNREALIZED      INCOME
           FOR THE                 VALUE,      INVESTMENT      GAINS       (LOSS) FROM
         PERIOD/YEAR            BEGINNING OF     INCOME     (LOSSES) ON    INVESTMENT
            ENDED               PERIOD/YEAR      (LOSS)     INVESTMENTS    OPERATIONS
------------------------------  ------------   ----------   ------------   -----------
MONEY MARKET
06/30/2004(d)                      $10.62        $0.02         $(0.00)*      $ 0.02
12/31/2003                          10.62         0.06             --          0.06
12/31/2002                          10.61         0.13             --          0.13
12/31/2001                          10.60         0.35           0.01          0.36
12/31/2000                          10.58         0.60           0.02          0.62
12/31/1999                          10.44         0.49             --          0.49
HIGH QUALITY BOND
06/30/2004(d)                       11.73         0.11          (0.14)        (0.03)
12/31/2003                          11.85         0.31          (0.10)         0.21
12/31/2002                          11.69         0.48           0.16          0.64
12/31/2001                          11.45         0.61           0.25          0.86
12/31/2000                          11.19         0.63           0.22          0.85
12/31/1999                          11.39         0.60          (0.30)         0.30
INTERMEDIATE GOVERNMENT BOND
06/30/2004(d)                       10.98         0.09          (0.18)        (0.09)
12/31/2003                          11.49         0.26          (0.15)         0.11
12/31/2002                          11.13         0.38           0.46          0.84
12/31/2001                          10.99         0.52           0.15          0.67
12/31/2000                          10.63         0.56           0.35          0.91
12/31/1999                          10.98         0.53          (0.42)         0.11
CORE BOND
06/30/2004(d)                       12.60         0.18          (0.17)         0.01
12/31/2003                          12.61         0.37           0.14          0.51
12/31/2002                          12.26         0.55           0.48          1.03
12/31/2001                          12.31         0.59           0.18          0.77
12/31/2000                          11.88         0.68           0.43          1.11
12/31/1999                          12.60         0.66          (0.85)        (0.19)
BALANCED
06/30/2004(d)                       13.61         0.09           0.13          0.22
12/31/2003                          11.83         0.20           1.79          1.99
12/31/2002                          13.52         0.27          (1.69)        (1.42)
12/31/2001                          14.79         0.31          (1.17)        (0.86)
12/31/2000                          16.32         0.37          (0.81)        (0.44)
12/31/1999                          15.75         0.30           1.40          1.70


                                                DIVIDENDS AND DISTRIBUTIONS FROM
                                ----------------------------------------------------------------

                                                                         IN EXCESS
                                             IN EXCESS        NET         OF NET
           FOR THE                 NET         OF NET      REALIZED      REALIZED        TAX
         PERIOD/YEAR            INVESTMENT   INVESTMENT    GAINS ON      GAINS ON     RETURN OF
            ENDED                 INCOME       INCOME     INVESTMENTS   INVESTMENTS   CAPITAL(A)
------------------------------  ----------   ----------   -----------   -----------   ----------
MONEY MARKET
06/30/2004(d)                     $(0.02)      $   --       $   --        $   --        $   --
12/31/2003                         (0.06)          --           --            --            --
12/31/2002                         (0.12)          --           --            --            --
12/31/2001                         (0.35)          --           --            --         (0.00)*
12/31/2000                         (0.60)          --           --            --            --
12/31/1999                         (0.35)          --           --            --            --
HIGH QUALITY BOND
06/30/2004(d)                      (0.13)          --           --            --            --
12/31/2003                         (0.33)          --           --            --         (0.00)*
12/31/2002                         (0.48)          --        (0.00)*          --         (0.00)*
12/31/2001                         (0.58)          --        (0.03)           --         (0.01)
12/31/2000                         (0.59)          --           --            --            --
12/31/1999                         (0.50)          --           --            --            --
INTERMEDIATE GOVERNMENT BOND
06/30/2004(d)                      (0.08)          --           --            --            --
12/31/2003                         (0.32)          --        (0.29)           --         (0.01)
12/31/2002                         (0.36)          --        (0.10)           --         (0.02)
12/31/2001                         (0.50)          --        (0.02)           --         (0.01)
12/31/2000                         (0.55)          --           --            --            --
12/31/1999                         (0.45)          --        (0.01)           --            --
CORE BOND
06/30/2004(d)                      (0.18)          --           --            --            --
12/31/2003                         (0.37)          --        (0.04)           --         (0.11)
12/31/2002                         (0.56)          --        (0.09)           --         (0.03)
12/31/2001                         (0.57)          --        (0.24)           --         (0.01)
12/31/2000                         (0.65)       (0.01)          --            --         (0.02)
12/31/1999                         (0.53)          --           --            --            --
BALANCED
06/30/2004(d)                      (0.09)          --           --            --            --
12/31/2003                         (0.19)          --           --            --         (0.02)
12/31/2002                         (0.27)          --           --            --            --
12/31/2001                         (0.31)          --        (0.09)           --         (0.01)
12/31/2000                         (0.36)       (0.00)*      (0.67)        (0.06)           --
12/31/1999                         (0.30)          --        (0.83)           --            --

---------------

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b) Portfolio turnover of the Series Portfolio and S&P 500 Index Master
    Portfolio.

(c) Includes reimbursement of fees at the underlying Series Portfolio level.

(d) Unaudited.

*   Less than one penny per share.

**  Less than (0.005)%.

*** Annualized.

(1) Commencement of operations August 15, 2001.

(2) Commencement of operations September 6, 2001.

(3) Commencement of operations July 10, 2002.

(4) Commencement of operations August 9, 2002.

(5) Commencement of operations March 10, 1999.

                                                                                RATIOS TO AVERAGE NET ASSETS
                                                               --------------------------------------------------------------
                                                                                    EXPENSES,
               TOTAL       NET ASSET                              EXPENSES,       INCLUDING THE       NET      NET INVESTMENT
             DIVIDENDS      VALUE,               NET ASSETS,    INCLUDING THE    SERIES PORTFOLIO  INVESTMENT  INCOME (LOSS)
                AND         END OF      TOTAL       END OF     SERIES PORTFOLIO   OR MIP (NET OF     INCOME       (NET OF
           DISTRIBUTIONS  PERIOD/YEAR  RETURN    PERIOD/YEAR        OR MIP        REIMBURSEMENT)     (LOSS)    REIMBURSEMENT)
           -------------  -----------  -------   ------------  ----------------  ----------------  ----------  --------------
              $(0.02)       $10.62       0.18%   $413,652,560        0.85%***          0.80%***       0.33%***      0.38%***
               (0.06)        10.62       0.59     382,372,748        0.86              0.80           0.53          0.59
               (0.12)        10.62       1.24     444,186,759        0.85              0.80           1.13          1.18
               (0.35)        10.61       3.47     332,303,410        0.88              0.80           3.20          3.28
               (0.60)        10.60       6.00     222,244,328        0.86              0.80           5.61          5.67
               (0.35)        10.58       4.66      99,519,160        0.88              0.80           4.49          4.57

               (0.13)        11.57      (0.23)    275,842,209        0.95***           0.95***        1.91***       1.91***
               (0.33)        11.73       1.75     265,246,912        0.97              0.97           2.58          2.58
               (0.48)        11.85       5.54     164,846,851        0.96              0.96           4.08          4.08
               (0.62)        11.69       7.62     110,036,547        1.00              1.00           5.12          5.12
               (0.59)        11.45       7.77      66,996,295        1.02              1.00           5.60          5.62
               (0.50)        11.19       2.63      36,433,434        1.08              1.00           5.10          5.18

               (0.08)        10.81      (0.78)    123,402,291        0.98***           0.98(c)***     1.68***       1.68***
               (0.62)        10.98       0.97     132,454,383        0.98              0.98           2.31          2.31
               (0.48)        11.49       7.71     165,269,834        0.97              0.97           3.37          3.37
               (0.53)        11.13       6.23     104,277,546        0.99              0.99           4.62          4.62
               (0.55)        10.99       8.70      65,862,372        1.01              1.00           5.19          5.20
               (0.46)        10.63       0.99      40,366,826        1.08              1.00           4.79          4.87

               (0.18)        12.43       0.03     683,857,349        0.95***           0.95***        2.84***       2.84***
               (0.52)        12.60       4.05     649,182,638        0.97              0.97           2.93          2.93
               (0.68)        12.61       8.56     379,892,112        0.95              0.95           4.44          4.44
               (0.82)        12.26       6.33     272,377,200        0.99              0.99           4.69          4.69
               (0.68)        12.31       9.54     189,063,597        0.99              0.99           5.69          5.69
               (0.53)        11.88      (1.51)    112,521,653        0.97              0.97           5.26          5.26

               (0.09)        13.74       1.61     196,854,520        1.07***           1.07(c)***     1.32***       1.32***
               (0.21)        13.61      17.00     204,344,308        1.10              1.08(c)        1.56          1.58
               (0.27)        11.83     (10.56)    166,426,376        1.09              1.07           2.16          2.18
               (0.41)        13.52      (5.82)    182,023,940        1.09              1.09           2.21          2.21
               (1.09)        14.79      (2.80)    162,118,395        1.11              1.10           2.32          2.33
               (1.13)        16.32      10.97     143,014,166        1.14              1.08           1.84          1.90


            PORTFOLIO
           TURNOVER(B)
           -----------
               N/A
               N/A
               N/A
               N/A
               N/A
               N/A

                23%
                50
                54
                53
                73
                56

               251
               392
               134
                40
                48
                25

               412
               922
               462
               547
               521
               307

               157
               377
               289
               312
               286
               256

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES:

                                         INCOME (LOSS) FROM
                                        INVESTMENT OPERATIONS
                                      -------------------------
                                                   NET REALIZED
                                                       AND           TOTAL
                        NET ASSET        NET        UNREALIZED      INCOME
       FOR THE            VALUE,      INVESTMENT      GAINS       (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF     INCOME     (LOSSES) ON    INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)     INVESTMENTS    OPERATIONS
---------------------  ------------   ----------   ------------   -----------
VALUE & INCOME
06/30/2004(d)             $22.38        $ 0.12        $ 0.74        $ 0.86
12/31/2003                 18.02          0.27          4.36          4.63
12/31/2002                 21.67          0.29         (3.67)        (3.38)
12/31/2001                 22.66          0.34         (0.90)        (0.56)
12/31/2000                 21.69          0.29          1.60          1.89
12/31/1999                 20.93          0.27          1.31          1.58
GROWTH & INCOME
06/30/2004(d)              17.55          0.03          0.36          0.39
12/31/2003                 14.27          0.08          3.28          3.36
12/31/2002                 18.58          0.05         (4.32)        (4.27)
12/31/2001                 24.05         (0.00)*       (5.47)        (5.47)
12/31/2000                 29.69         (0.13)        (5.12)        (5.25)
12/31/1999                 23.99         (0.12)         7.24          7.12
EQUITY GROWTH
06/30/2004(d)              17.86         (0.03)         0.20          0.17
12/31/2003                 14.20         (0.04)         3.70          3.66
12/31/2002                 18.70         (0.05)        (4.45)        (4.50)
12/31/2001                 24.20         (0.10)        (4.94)        (5.04)
12/31/2000                 30.72         (0.15)        (4.90)        (5.05)
12/31/1999                 23.32         (0.12)         8.69          8.57
MID-CAP VALUE
06/30/2004(d)              12.23         (0.01)         1.25          1.24
12/31/2003                  9.14          0.00*         3.72          3.72
12/31/2002                 10.91         (0.00)*       (1.74)        (1.74)
12/31/2001(1)              10.00         (0.00)*        0.91          0.91
MID-CAP GROWTH
06/30/2004(d)               9.49         (0.04)         0.66          0.62
12/31/2003                  7.53         (0.08)         2.06          1.98
12/31/2002                 10.26         (0.08)        (2.62)        (2.70)
12/31/2001(2)              10.00         (0.03)         0.36          0.33
SMALL-CAP VALUE
06/30/2004(d)              11.66         (0.02)         1.16          1.14
12/31/2003                  8.56          0.10          3.34          3.44
12/31/2002(3)              10.00         (0.01)        (1.07)        (1.08)


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------

                                                                IN EXCESS
                                    IN EXCESS        NET         OF NET
       FOR THE            NET         OF NET      REALIZED      REALIZED        TAX
     PERIOD/YEAR       INVESTMENT   INVESTMENT    GAINS ON      GAINS ON     RETURN OF
        ENDED            INCOME       INCOME     INVESTMENTS   INVESTMENTS   CAPITAL(A)
---------------------  ----------   ----------   -----------   -----------   ----------
VALUE & INCOME
06/30/2004(d)            $(0.11)      $   --       $   --        $   --        $   --
12/31/2003                (0.27)          --           --            --         (0.00)*
12/31/2002                (0.25)          --        (0.02)           --            --
12/31/2001                (0.30)          --        (0.13)           --            --
12/31/2000                (0.28)          --        (0.64)           --            --
12/31/1999                (0.21)          --        (0.61)           --            --
GROWTH & INCOME
06/30/2004(d)             (0.03)          --           --            --            --
12/31/2003                (0.08)          --           --            --         (0.00)*
12/31/2002                (0.04)          --           --            --            --
12/31/2001                   --           --           --            --            --
12/31/2000                   --           --        (0.39)           --         (0.00)*
12/31/1999                   --           --        (1.42)           --            --
EQUITY GROWTH
06/30/2004(d)                --           --           --            --            --
12/31/2003                   --           --           --            --         (0.00)*
12/31/2002                   --           --           --            --            --
12/31/2001                   --           --        (0.46)           --         (0.00)*
12/31/2000                   --           --        (1.47)           --            --
12/31/1999                   --           --        (1.17)           --            --
MID-CAP VALUE
06/30/2004(d)                --           --           --            --            --
12/31/2003                (0.57)          --        (0.06)           --            --
12/31/2002                   --           --           --            --         (0.03)
12/31/2001(1)                --           --           --            --            --
MID-CAP GROWTH
06/30/2004(d)                --           --           --            --            --
12/31/2003                (0.02)          --           --            --            --
12/31/2002                   --           --        (0.03)           --         (0.00)*
12/31/2001(2)                --           --        (0.07)           --            --
SMALL-CAP VALUE
06/30/2004(d)                --           --           --            --            --
12/31/2003                (0.28)          --        (0.03)           --         (0.03)
12/31/2002(3)                --           --        (0.36)           --            --

---------------

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b) Portfolio turnover of the Series Portfolio and S&P 500 Index Master
    Portfolio.

(c) Includes reimbursement of fees at the underlying Series Portfolio level.

(d) Unaudited.

*   Less than one penny per share.

**  Less than (0.005)%.

*** Annualized.

(1) Commencement of operations August 15, 2001.

(2) Commencement of operations September 6, 2001.

(3) Commencement of operations July 10, 2002.

(4) Commencement of operations August 9, 2002.

(5) Commencement of operations March 10, 1999.

                                                                                RATIOS TO AVERAGE NET ASSETS
                                                              -----------------------------------------------------------------
                                                                                   EXPENSES,
               TOTAL       NET ASSET                             EXPENSES,       INCLUDING THE       NET         NET INVESTMENT
             DIVIDENDS      VALUE,              NET ASSETS,    INCLUDING THE    SERIES PORTFOLIO  INVESTMENT     INCOME (LOSS)
                AND         END OF      TOTAL      END OF     SERIES PORTFOLIO   OR MIP (NET OF     INCOME          (NET OF
           DISTRIBUTIONS  PERIOD/YEAR  RETURN   PERIOD/YEAR        OR MIP        REIMBURSEMENT)     (LOSS)       REIMBURSEMENT)
           -------------  -----------  -------  ------------  ----------------  ----------------  ----------     --------------
              $(0.11)       $23.13       3.85%  $969,789,043        1.04%***          1.00%***        1.00%***        1.04%***
               (0.27)        22.38      25.88    858,821,529        1.05              1.00            1.33            1.38
               (0.27)        18.02     (15.70)   561,896,237        1.05              1.00            1.41            1.46
               (0.43)        21.67      (2.46)   516,073,976        1.07              1.00            1.48            1.55
               (0.92)        22.66       8.97    402,572,301        1.04              1.00            1.72            1.76
               (0.82)        21.69       7.70    203,482,872        1.05              1.00            1.17            1.22

               (0.03)        17.91       2.23    562,038,433        1.20***           1.15***         0.30***         0.35***
               (0.08)        17.55      23.59    562,394,751        1.21              1.15            0.44            0.50
               (0.04)        14.27     (22.98)   403,171,118        1.23              1.15            0.20            0.28
                  --         18.58     (22.74)   458,258,956        1.22              1.15           (0.07)          (0.00)**
               (0.39)        24.05     (17.91)   470,988,907        1.20              1.15           (0.51)          (0.46)
               (1.42)        29.69      30.05    459,797,532        1.20              1.15           (0.51)          (0.46)

                  --         18.03       0.95    907,819,342        1.21***           1.21***        (0.32)***       (0.32)***
               (0.00)*       17.86      25.77    852,572,867        1.22              1.22           (0.24)          (0.24)
                  --         14.20     (24.06)   439,239,021        1.21              1.21           (0.34)          (0.34)
               (0.46)        18.70     (20.71)   428,765,397        1.24              1.24           (0.50)          (0.50)
               (1.47)        24.20     (16.72)   410,609,144        1.22              1.22           (0.53)          (0.53)
               (1.17)        30.72      37.08    352,834,964        1.21              1.21           (0.46)          (0.46)

                  --         13.47      10.14    168,480,891        1.30***           1.25(c)***     (0.21)***       (0.16)***
               (0.63)        12.23      40.97    111,245,419        1.36              1.25(c)        (0.10)           0.01
               (0.03)         9.14     (16.00)    16,041,618        2.01              1.25           (0.74)           0.02
                  --         10.91       9.10        741,155       37.51***           1.25***       (36.28)***       (0.02)***

                  --         10.11       6.53    100,783,140        1.35***           1.34(c)***     (0.89)***       (0.88)***
               (0.02)         9.49      26.33     81,549,652        1.42              1.35(c)        (0.96)          (0.89)
               (0.03)         7.53     (26.35)    12,179,460        2.00              1.35           (1.63)          (0.98)
               (0.07)        10.26       3.33      2,426,193       14.35***           1.35***       (13.96)***       (0.96)***

                  --         12.80       9.78     66,797,892        1.49***           1.46(c)***     (0.39)***       (0.36)***
               (0.34)        11.66      40.36     41,502,990        1.69              1.50(c)         0.78            0.97
               (0.36)         8.56     (10.80)     1,809,678        9.39***           1.50***        (8.04)***       (0.15)***


            PORTFOLIO
           TURNOVER(B)
           -----------
                24%
                70
                31
                32
                76
                43

               142
               100
               115
               153
                80
                86

                52
                61
                75
                63
                97
                44

                76
               156
               156
                87

                59
               100
               138
                63

                22
                40
                26

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year for the

DIVERSIFIED CLASS OF SHARES:

                                         INCOME (LOSS) FROM
                                        INVESTMENT OPERATIONS
                                      -------------------------
                                                   NET REALIZED
                                                       AND           TOTAL
                        NET ASSET        NET        UNREALIZED      INCOME
       FOR THE            VALUE,      INVESTMENT      GAINS       (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF     INCOME     (LOSSES) ON    INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)     INVESTMENTS    OPERATIONS
---------------------  ------------   ----------   ------------   -----------
SPECIAL EQUITY
06/30/2004(d)             $23.57        $(0.06)       $ 1.08        $ 1.02
12/31/2003                 16.46         (0.11)         7.22          7.11
12/31/2002                 21.89         (0.10)        (5.33)        (5.43)
12/31/2001                 22.72         (0.13)        (0.70)        (0.83)
12/31/2000                 24.48         (0.12)        (0.97)        (1.09)
12/31/1999                 20.98         (0.10)         5.26          5.16
SMALL-CAP GROWTH
06/30/2004(d)              13.92         (0.07)         0.70          0.63
12/31/2003                 10.31         (0.10)         4.06          3.96
12/31/2002(4)              10.00         (0.04)         0.35          0.31
AGGRESSIVE EQUITY
06/30/2004(d)              11.43         (0.06)         0.52          0.46
12/31/2003                  8.97         (0.11)         2.57          2.46
12/31/2002                 12.27         (0.11)        (3.19)        (3.30)
12/31/2001                 17.92         (0.16)        (5.49)        (5.65)
12/31/2000                 20.96         (0.25)        (2.61)        (2.86)
12/31/1999                 13.84         (0.15)         8.86          8.71
HIGH YIELD BOND
06/30/2004(d)               9.47          0.36         (0.23)         0.13
12/31/2003                  8.12          0.76          1.38          2.14
12/31/2002                  8.70          0.72         (0.58)         0.14
12/31/2001                  9.12          0.81         (0.40)         0.41
12/31/2000                 10.38          0.86         (1.29)        (0.43)
12/31/1999                 11.55          0.90         (0.89)         0.01
INTERNATIONAL EQUITY
06/30/2004(d)              13.33          0.12          0.38          0.50
12/31/2003                 10.18          0.07          3.25          3.32
12/31/2002                 12.44          0.03         (2.18)        (2.15)
12/31/2001                 15.62          0.02         (2.99)        (2.97)
12/31/2000                 20.63          0.04         (3.97)        (3.93)
12/31/1999                 12.87          0.03          8.14          8.17
STOCK INDEX
06/30/2004(d)               8.67          0.04          0.23          0.27
12/31/2003                  6.85          0.09          1.81          1.90
12/31/2002                  8.94          0.08         (2.10)        (2.02)
12/31/2001                 10.31          0.07         (1.36)        (1.29)
12/31/2000                 11.49          0.07         (1.19)        (1.12)
12/31/1999(5)              10.00          0.07          1.49          1.56


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------

                                                                IN EXCESS
                                    IN EXCESS        NET         OF NET
       FOR THE            NET         OF NET      REALIZED      REALIZED        TAX
     PERIOD/YEAR       INVESTMENT   INVESTMENT    GAINS ON      GAINS ON     RETURN OF
        ENDED            INCOME       INCOME     INVESTMENTS   INVESTMENTS   CAPITAL(A)
---------------------  ----------   ----------   -----------   -----------   ----------
SPECIAL EQUITY
06/30/2004(d)            $   --       $   --       $   --        $   --        $   --
12/31/2003                   --           --           --            --            --
12/31/2002                   --           --           --            --            --
12/31/2001                   --           --           --            --            --
12/31/2000                   --           --        (0.07)        (0.60)        (0.00)*
12/31/1999                   --           --        (1.66)           --            --
SMALL-CAP GROWTH
06/30/2004(d)                --           --           --            --            --
12/31/2003                (0.24)          --        (0.08)           --         (0.03)
12/31/2002(4)                --           --           --            --            --
AGGRESSIVE EQUITY
06/30/2004(d)                --           --           --            --            --
12/31/2003                   --           --           --            --            --
12/31/2002                   --           --           --            --            --
12/31/2001                   --           --           --            --            --
12/31/2000                   --           --           --         (0.18)        (0.00)*
12/31/1999                   --           --        (1.59)           --            --
HIGH YIELD BOND
06/30/2004(d)             (0.32)          --           --            --            --
12/31/2003                (0.79)          --           --            --            --
12/31/2002                (0.71)          --           --            --         (0.01)
12/31/2001                (0.80)          --           --            --         (0.03)
12/31/2000                (0.82)       (0.01)          --            --            --
12/31/1999                (1.17)       (0.01)          --            --            --
INTERNATIONAL EQUITY
06/30/2004(d)             (0.10)          --           --            --            --
12/31/2003                (0.17)          --           --            --            --
12/31/2002                (0.11)          --           --            --            --
12/31/2001                (0.08)          --        (0.13)           --            --
12/31/2000                (0.02)       (0.05)       (1.01)           --            --
12/31/1999                   --        (0.08)       (0.33)           --            --
STOCK INDEX
06/30/2004(d)             (0.04)          --           --            --            --
12/31/2003                (0.08)          --           --            --            --
12/31/2002                (0.07)          --           --            --            --
12/31/2001                (0.06)          --        (0.02)           --         (0.00)*
12/31/2000                (0.05)          --        (0.01)           --            --
12/31/1999(5)             (0.07)          --           --            --            --

---------------

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b) Portfolio turnover of the Series Portfolio and S&P 500 Index Master
    Portfolio.

(c) Includes reimbursement of fees at the underlying Series Portfolio level.

(d) Unaudited.

*   Less than one penny per share.

**  Less than (0.005)%.

*** Annualized.

(1) Commencement of operations August 15, 2001.

(2) Commencement of operations September 6, 2001.

(3) Commencement of operations July 10, 2002.

(4) Commencement of operations August 9, 2002.

(5) Commencement of operations March 10, 1999.

                                                                   RATIOS TO AVERAGE NET ASSETS
                                                                ----------------------------------
                                                                                     EXPENSES,
               TOTAL       NET ASSET                               EXPENSES,       INCLUDING THE
             DIVIDENDS      VALUE,                NET ASSETS,    INCLUDING THE    SERIES PORTFOLIO
                AND         END OF     TOTAL         END OF     SERIES PORTFOLIO   OR MIP (NET OF
           DISTRIBUTIONS  PERIOD/YEAR  RETURN     PERIOD/YEAR        OR MIP        REIMBURSEMENT)
           -------------  -----------  ------     ------------  ----------------  ----------------
              $   --        $24.59       4.33%    $425,779,944        1.40%***          1.40%***
                  --         23.57      43.20      398,345,273        1.43              1.43
                  --         16.46     (24.81)     325,208,117        1.41              1.41
                  --         21.89      (3.65)     350,540,296        1.43              1.43
               (0.67)        22.72      (4.70)     303,672,055        1.41              1.41
               (1.66)        24.48      25.26      224,430,627        1.43              1.43

                  --         14.55       4.53       46,209,864        1.58***           1.53(c)***
               (0.35)        13.92      38.60       33,794,596        1.76              1.55(c)
                  --         10.31       3.10          678,003       28.77***           1.55***

                  --         11.89       4.02      213,600,756        1.58***           1.50(c)***
                  --         11.43      27.42      213,243,572        1.60              1.50(c)
                  --          8.97     (26.89)     178,049,600        1.59              1.50
                  --         12.27     (31.53)     205,870,856        1.61              1.50
               (0.18)        17.92     (13.85)     218,009,257        1.56              1.50
               (1.59)        20.96      64.01      118,496,343        1.63              1.49

               (0.32)         9.28       1.34      133,265,246        1.18***           1.10(c)***
               (0.79)         9.47      27.22      120,122,156        1.21              1.10
               (0.72)         8.12       1.72       98,987,713        1.18              1.10
               (0.83)         8.70       4.56       77,970,724        1.23              1.10
               (0.83)         9.12      (4.44)      58,600,529        1.34              1.10
               (1.18)        10.38       0.04       38,290,334        1.30              1.10

               (0.10)        13.73       3.77      472,539,949        1.41***           1.40***
               (0.17)        13.33      32.87      426,967,431        1.45              1.40
               (0.11)        10.18     (17.31)     265,654,055        1.45              1.40
               (0.21)        12.44     (19.02)     240,568,211        1.49              1.40
               (1.08)        15.62     (19.15)     228,972,847        1.41              1.40
               (0.41)        20.63      63.73      175,208,902        1.45              1.40

               (0.04)         8.90       3.12      469,011,121        0.67***           0.65***
               (0.08)         8.67      27.85      417,867,416        0.69              0.65
               (0.07)         6.85     (22.65)     189,375,363        0.68              0.65
               (0.08)         8.94     (12.50)     164,746,152        0.71              0.65
               (0.06)        10.31      (9.78)     110,881,660        0.74              0.65
               (0.07)        11.49      15.37       25,774,897        1.05***           0.65***

           RATIOS TO AVERAGE NET ASSETS
           -----------------------------

              NET         NET INVESTMENT
           INVESTMENT     INCOME (LOSS)
             INCOME          (NET OF       PORTFOLIO
             (LOSS)       REIMBURSEMENT)  TURNOVER(B)
           ----------     --------------  -----------
              (0.47)%***      (0.47)%***       49%
              (0.60)          (0.60)          103
              (0.51)          (0.51)          109
              (0.62)          (0.62)           88
              (0.48)          (0.48)           77
              (0.45)          (0.45)          171

              (1.09)***       (1.04)***        37
              (0.96)          (0.75)           81
             (28.12)***       (0.90)***        68

              (1.09)***       (1.01)***        82
              (1.20)          (1.10)          165
              (1.18)          (1.09)           87
              (1.34)          (1.23)           98
              (1.20)          (1.14)           62
              (1.07)          (0.93)          132

               7.57***         7.65***         42
               8.49            8.60           136
               8.59            8.67            95
               8.77            8.90            90
               8.50            8.74           105
               7.78            7.98           145

               1.71***         1.72***        124
               0.56            0.61            23
               0.26            0.31            25
               0.05            0.14            28
               0.20            0.21            46
               0.10            0.15            35

               0.96***         0.98***          6
               1.10            1.14             8
               0.96            0.99            12
               0.65            0.71             9
               0.52            0.61            10
               0.41***         0.81***          7

                       DIVERSIFIED INVESTORS FUNDS GROUP

7. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year for the

STEPHENS INSTITUTIONAL CLASS OF SHARES:

                                         INCOME (LOSS) FROM
                                        INVESTMENT OPERATIONS
                                      -------------------------
                                                   NET REALIZED
                                                       AND           TOTAL
                        NET ASSET        NET        UNREALIZED      INCOME
       FOR THE            VALUE,      INVESTMENT      GAINS       (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF     INCOME     (LOSSES) ON    INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)     INVESTMENTS    OPERATIONS
---------------------  ------------   ----------   ------------   -----------
MONEY MARKET
06/30/2004(c)             $10.58        $ 0.02        $(0.00)*      $ 0.02
12/31/2003                 10.53          0.07          0.00*         0.07
12/31/2002                 10.48          0.13          0.00*         0.13
12/31/2001                 10.44          0.37         (0.01)         0.36
12/31/2000                 10.40          0.60         (0.01)         0.59
12/31/1999                 10.23          0.48         (0.00)*        0.48
VALUE & INCOME
06/30/2004(c)               7.38          0.04          0.24          0.28
12/31/2003                  6.11          0.09          1.45          1.54
12/31/2002                  7.52          0.09         (1.26)        (1.17)
12/31/2001                  8.13          0.12         (0.33)        (0.21)
12/31/2000(1)              10.00          0.07         (1.17)        (1.10)
EQUITY GROWTH
06/30/2004(c)               9.20         (0.01)         0.11          0.10
12/31/2003                  7.30         (0.00)*        1.90          1.90
12/31/2002                  9.59         (0.01)        (2.28)        (2.29)
12/31/2001                 12.68         (0.03)        (2.60)        (2.63)
12/31/2000                 16.82          0.05         (2.75)        (2.70)
12/31/1999                 13.35         (0.04)         4.90          4.86
SPECIAL EQUITY
06/30/2004(c)              10.53         (0.01)         0.48          0.47
12/31/2003                  7.34         (0.03)         3.22          3.19
12/31/2002                  9.73         (0.03)        (2.36)        (2.39)
12/31/2001                 10.07         (0.04)        (0.30)        (0.34)
12/31/2000                 11.17         (0.03)        (0.42)        (0.45)
12/31/1999                 10.34         (0.02)         2.51          2.49
HIGH YIELD BOND
06/30/2004(c)               7.86          0.30         (0.20)         0.10
12/31/2003                  6.83          0.64          1.15          1.79
12/31/2002                  7.41          0.61         (0.50)         0.11
12/31/2001                  7.86          0.70         (0.35)         0.35
12/31/2000                  9.00          0.74         (1.11)        (0.37)
12/31/1999                 10.15          0.83         (0.82)         0.01
INTERNATIONAL EQUITY
06/30/2004(c)              11.13          0.10          0.32          0.42
12/31/2003                  8.49          0.07          2.72          2.79
12/31/2002                 10.37          0.05         (1.83)        (1.78)
12/31/2001                 13.02          0.03         (2.49)        (2.46)
12/31/2000                 17.31          0.05         (3.32)        (3.27)
12/31/1999                 10.80          0.04          6.84          6.88
STEPHENS INTERMEDIATE BOND
06/30/2004(c)              10.46          0.11         (0.18)        (0.07)
12/31/2003                 10.54          0.22         (0.08)         0.14
12/31/2002                 10.63          0.41          0.68          1.09
12/31/2001                 10.64          0.66          0.01          0.67
12/31/2000                  9.99          0.48          0.67          1.15
12/31/1999                 10.27          0.44         (0.29)         0.15


                                       DIVIDENDS AND DISTRIBUTIONS FROM
                       ----------------------------------------------------------------

                                                                IN EXCESS
                                    IN EXCESS        NET         OF NET
       FOR THE            NET         OF NET      REALIZED      REALIZED        TAX
     PERIOD/YEAR       INVESTMENT   INVESTMENT    GAINS ON      GAINS ON     RETURN OF
        ENDED            INCOME       INCOME     INVESTMENTS   INVESTMENTS   CAPITAL(A)
---------------------  ----------   ----------   -----------   -----------   ----------
MONEY MARKET
06/30/2004(c)            $(0.01)      $   --       $   --        $   --        $   --
12/31/2003                (0.02)          --           --            --            --
12/31/2002                (0.08)          --           --            --            --
12/31/2001                (0.32)          --           --            --         (0.00)*
12/31/2000                (0.55)          --           --            --            --
12/31/1999                (0.31)          --           --            --            --
VALUE & INCOME
06/30/2004(c)             (0.12)          --           --            --            --
12/31/2003                (0.27)          --           --            --         (0.00)*
12/31/2002                (0.22)          --        (0.02)           --            --
12/31/2001                (0.28)          --        (0.12)           --            --
12/31/2000(1)             (0.15)          --        (0.62)           --            --
EQUITY GROWTH
06/30/2004(c)                --           --           --            --            --
12/31/2003                   --           --           --            --            --
12/31/2002                   --           --           --            --            --
12/31/2001                   --           --        (0.46)           --         (0.00)*
12/31/2000                (0.28)          --        (1.16)           --            --
12/31/1999                   --           --        (1.39)           --            --
SPECIAL EQUITY
06/30/2004(c)                --           --           --            --            --
12/31/2003                   --           --           --            --            --
12/31/2002                   --           --           --            --            --
12/31/2001                   --           --           --            --            --
12/31/2000                   --           --        (0.07)        (0.58)        (0.00)*
12/31/1999                   --           --        (1.66)           --            --
HIGH YIELD BOND
06/30/2004(c)             (0.31)          --           --            --            --
12/31/2003                (0.76)          --           --            --            --
12/31/2002                (0.68)          --           --            --         (0.01)
12/31/2001                (0.77)          --           --            --         (0.03)
12/31/2000                (0.76)       (0.01)          --            --            --
12/31/1999                (1.15)       (0.01)          --            --            --
INTERNATIONAL EQUITY
06/30/2004(c)             (0.10)          --           --            --            --
12/31/2003                (0.15)          --           --            --            --
12/31/2002                (0.10)          --           --            --            --
12/31/2001                (0.07)          --        (0.12)           --            --
12/31/2000                (0.00)*      (0.01)       (1.01)           --            --
12/31/1999                   --        (0.03)       (0.34)           --            --
STEPHENS INTERMEDIATE
06/30/2004(c)             (0.09)          --           --            --            --
12/31/2003                (0.22)          --        (0.00)*          --            --
12/31/2002                (0.41)          --        (0.77)           --            --
12/31/2001                (0.66)          --        (0.02)           --            --
12/31/2000                (0.50)          --           --            --         (0.00)*
12/31/1999                (0.42)          --           --            --         (0.01)

---------------

(a) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(b) Portfolio turnover of the Series Portfolio and Stephens Intermediate Bond Fund.

(c) Unaudited.

*   Less than one penny per share.

**  Annualized.

(1) Commencement of Operations July 7, 2000.

                                                                    RATIOS TO AVERAGE NET ASSETS
                                                                   -------------------------------
                                                                                     EXPENSES,
                                                                                   INCLUDING THE
               TOTAL       NET ASSET                               EXPENSES,      SERIES PORTFOLIO
             DIVIDENDS      VALUE,                 NET ASSETS,     INCLUDING        AND STEPHENS
                AND         END OF      TOTAL        END OF        THE SERIES       FUND (NET OF
           DISTRIBUTIONS  PERIOD/YEAR  RETURN      PERIOD/YEAR     PORTFOLIO       REIMBURSEMENT)
           -------------  -----------  -------     -----------     ----------     ----------------
              $(0.01)       $10.59        0.19%    $ 3,365,970        1.78%**           0.75%**
               (0.02)        10.58        0.63       4,399,774        1.49              0.75
               (0.08)        10.53        1.27      10,413,186        1.32              0.75
               (0.32)        10.48        3.49      17,168,886        1.31              0.75
               (0.55)        10.44        5.84      15,088,213        1.49              0.75
               (0.31)        10.40        4.67       4,522,076        1.73              0.75

               (0.12)         7.54        3.79      24,031,294        1.46**            1.05**
               (0.27)         7.38       25.85      23,785,641        1.51              1.05
               (0.24)         6.11      (15.76)     19,422,032        1.51              1.05
               (0.40)         7.52       (2.49)     27,033,359        1.52              1.05
               (0.77)         8.13      (10.72)     21,834,032        1.48**            1.05**

                  --          9.30        1.09      12,781,081        1.73**            1.00**
                  --          9.20       26.03      12,647,155        1.76              1.00
                  --          7.30      (23.88)      9,838,536        1.75              1.00
               (0.46)         9.59      (20.53)     18,231,310        1.65              1.00
               (1.44)        12.68      (16.76)     20,415,940        1.66              1.00
               (1.39)        16.82       37.36      14,096,936        1.85              1.00

                  --         11.00        4.46      15,622,745        1.89**            1.20**
                  --         10.53       43.46      14,635,845        1.91              1.20
                  --          7.34      (24.56)     10,826,956        1.85              1.20
                  --          9.73       (3.38)     25,521,122        1.86              1.20
               (0.65)        10.07       (4.60)     18,311,219        2.05              1.20
               (1.66)        11.17       25.44      12,179,590        2.04              1.20

               (0.31)         7.65        1.25       7,324,570        1.80**            1.10**
               (0.76)         7.86       27.32       7,234,131        1.81              1.10
               (0.69)         6.83        1.69       5,588,144        1.80              1.10
               (0.80)         7.41        4.60       6,078,517        1.79              1.10
               (0.77)         7.86       (4.37)      4,615,920        2.23              1.10
               (1.16)         9.00       (0.07)      3,314,902        2.52              1.10

               (0.10)        11.45        3.84       8,860,008        2.01**            1.25**
               (0.15)        11.13       33.05       8,792,509        2.04              1.25
               (0.10)         8.49      (17.24)      6,931,246        1.99              1.25
               (0.19)        10.37      (18.89)      8,645,580        1.97              1.25
               (1.02)        13.02      (18.98)     12,524,670        1.94              1.25
               (0.37)        17.31       63.93      12,567,502        2.06              1.25

               (0.09)        10.30       (0.63)     46,062,369        1.08**            0.80**
               (0.22)        10.46        1.36      45,996,580        1.04              0.80
               (1.18)        10.54       10.47      41,744,329        1.21              0.80
               (0.68)        10.63        6.43      35,981,307        1.51              0.80
               (0.50)        10.64       11.71      32,406,045        1.23              0.80
               (0.43)         9.99        1.46      21,226,045        1.12              0.80

           RATIOS TO AVERAGE NET ASSETS
           -----------------------------

              NET         NET INVESTMENT
           INVESTMENT     INCOME (LOSS)
             INCOME          (NET OF       PORTFOLIO
             (LOSS)       REIMBURSEMENT)  TURNOVER(B)
           ----------     --------------  -----------
             (0.61)%**         0.42%**        N/A
             (0.07)            0.67           N/A
              0.66             1.23           N/A
              2.91             3.47           N/A
              5.04             5.78           N/A
              3.61             4.59           N/A

              0.57**           0.98**          24%
              0.88             1.34            70
              0.92             1.38            31
              1.02             1.49            32
              1.42**           1.85**          76

             (0.84)**         (0.11)**         52
             (0.77)           (0.01)           61
             (0.89)           (0.14)           75
             (0.92)           (0.27)           63
             (0.96)           (0.30)           97
             (1.09)           (0.24)           44

             (0.90)**         (0.21)**         49
             (1.10)           (0.39)          103
             (1.00)           (0.35)          109
             (1.04)           (0.38)           88
             (1.12)           (0.27)           77
             (1.07)           (0.23)          171

              6.87**           7.57**          42
              7.88             8.59           136
              7.96             8.66            95
              8.20             8.89            90
              7.59             8.72           105
              7.05             8.47           145

              1.07**           1.83**         124
             (0.02)            0.77            23
             (0.25)            0.49            25
             (0.41)            0.31            28
             (0.35)            0.34            46
             (0.48)            0.33            35

              1.82**           2.10**          19
              1.87             2.11            21
              3.32             3.73            96
              5.33             6.04            40
              4.27             4.70           151
              3.92             4.24           N/A

                       DIVERSIFIED INVESTORS FUNDS GROUP

                                  (UNAUDITED)

8. CLASS DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions per class for the period ended June 30, 2004 are as follows:

                                                                                       STEPHENS
                                                              DIVERSIFIED CLASS   INSTITUTIONAL CLASS
                                                                  OF SHARES            OF SHARES
                                                              -----------------   -------------------
MONEY MARKET
Net investment income.......................................     $  670,814            $  3,544
VALUE & INCOME
Net investment income.......................................      4,517,683             371,679
HIGH YIELD BOND
Net investment income.......................................      4,281,988             283,551
INTERNATIONAL EQUITY
Net investment income.......................................      3,387,060              80,089

Dividends and distributions per class for the year ended December 31, 2003, are as follows:

                                                                                       STEPHENS
                                                              DIVERSIFIED CLASS   INSTITUTIONAL CLASS
                                                                  OF SHARES            OF SHARES
                                                              -----------------   -------------------
MONEY MARKET
Net investment income.......................................     $2,491,008            $ 10,614
VALUE & INCOME
Net investment income.......................................      9,391,286             864,033
Tax return of capital.......................................         20,361               1,873
EQUITY GROWTH
Tax return of capital.......................................         16,347                  --
HIGH YIELD BOND
Net investment income.......................................      8,807,472             621,733
INTERNATIONAL EQUITY
Net investment income.......................................      5,363,892             116,951

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                                  (UNAUDITED)

The Fund seeks a high level of current income and preservation of capital by primarily investing in a diversified portfolio of fixed income funds. The Fund will be invested across the High Quality Bond, Core Bond, High Yield Bond, and Money Market Funds. A portion of the Fund may be invested in equity funds, namely the Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Small-Cap Value, Special Equity, Small-Cap Growth, and International Equity Funds as a hedge against inflation.

The Short Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                                   LEHMAN BROS.           LEHMAN BROS.
                                         SHORT HORIZON SAF     GOV/CORP. BOND INDEX   AGGREGATE BOND INDEX   COMPOSITE BENCHMARK
                                              $15,397              (1) $17,391           * (2) $17,452          ** (1) $17,558
                                         -----------------     --------------------   --------------------   -------------------
04/15/96                                       10000                  10000                  10000                  10000
12/31/96                                       10545                  10535                  10610                  10630
                                               11461                  11565                  11634                  11863
12/31/98                                       12189                  12659                  12645                  12958
                                               12366                  12387                  12541                  13030
12/31/00                                       13228                  13855                  14000                  14410
                                               13910                  15032                  15181                  15362
12/31/02                                       14396                  16692                  16737                  16410
                                               15348                  17472                  17424                  17458
06/30/04                                       15397                  17391                  17452                  17558


                         Average Annual Total Returns
                         Year to Date                                   0.32%
                         5 Year                                         4.55%
                         Inception to Date                              5.39%

---------------

* The Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Corp. Bond Index as a comparative benchmark. This index is provided for the purpose of additional analysis.

** 80% Lehman Brothers Aggregate Bond Index, 10% Russell 1000 Value Index, 10% CitiGroup 3-Month Bill Treasury Index (formerly Salomon Brothers 3-Month Treasury Bill Index). This composite index most closely mirrors the portfolio composition of the Short Horizon Strategic Allocation Fund.

(1) Indices are shown for the period from the funds' inception through June 30, 2004.

(2) Index is shown for the period May 1, 1996 through June 30, 2004.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in the Short Horizon Fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2004.

Past performance is not indicative of future performance.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                                  (UNAUDITED)

The Fund seeks a high level of current income with some capital appreciation, by primarily investing in a diversified portfolio of fixed income funds, and to a lesser extent, equity funds. The Fund is a relatively balanced portfolio which seeks competitive returns with considerably less volatility. Assets can be invested in any Diversified fixed income fund. The Fund's equity component may be invested in any Diversified equity fund.

The Short Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                                   LEHMAN BROS.
                                         SHORT INTERMEDIATE    AGGREGATE BOND INDEX      S&P 500 INDEX       COMPOSITE BENCHMARK
                                            SAF $12,712              $15,001                $12,953               * $15,303
                                         ------------------    --------------------      -------------       -------------------
05/01/98                                      10000.00               10000.00               10000.00               10000.00
12/31/98                                      10373.00               10869.00               11171.00               10611.00
                                              11112.00               10780.00               15597.00               11250.00
12/31/00                                      11383.00               12034.00               14176.00               12454.00
                                              11458.00               13049.00               12492.00               12984.00
12/31/02                                      11219.00               14387.00                9731.00               13259.00
                                              12570.00               14977.00               12522.00               15070.00
06/30/04                                      12712.00               15001.00               12953.00               15303.00


                         Average Annual Total Returns
                         Year to Date                                   1.13%
                         5 Year                                         3.49%
                         Inception to Date                              3.97%

---------------

* 70% Lehman Brothers Aggregate Bond Index, 18% Russell 1000 Value Index, 8% Russell 2000 Small-Cap Index, 4% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Short Intermediate Horizon Strategic Allocation Fund.

All indices are shown for the period from the funds' inception through June 30, 2004.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in the Short Intermediate Horizon Fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2004.

Past performance is not indicative of future performance.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                                  (UNAUDITED)

The Fund seeks a high level of current income and capital appreciation, by investing in a diversified portfolio of fixed income, and equity funds. The Fund seeks competitive returns with slightly less volatility through generally equal allocations to equity and fixed income. The Fund can invest in any Diversified fixed income fund and in any Diversified equity fund.

The Intermediate Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                                                              LEHMAN BROS.
                                                                          LEHMAN BROS.       AGGREGATE BOND         COMPOSITE
                               INTERMEDIATE SAF      S&P 500 INDEX       GOV/CORP. BOND        INDEX * (2)      BENCHMARK ** (1)
                                    $16,077             $20,191        INDEX (1) $17,391         $17,452             $21,372
                               ----------------      -------------     -----------------     --------------     ----------------
04/15/96                             10000               10000               10000                10000               10000
12/31/96                             10559               11688               10537                10610               10928
                                     12068               15588               11565                11634               12833
12/31/98                             13556               20070               12659                12645               14650
                                     15337               24313               12387                12541               16214
12/31/00                             15205               22098               13855                14000               17771
                                     14804               19473               15032                15181               17975
12/31/02                             13660               15169               16692                16737               17395
                                     15811               19519               17472                17424               20862
06/30/04                             16077               20191               17391                17452               21372


                         Average Annual Total Returns
                         Year to Date                                   1.68%
                         5 Year                                         2.30%
                         Inception to Date                              5.95%

---------------

* The Lehman Brothers Aggregate Bond Index replaced the Lehman Brothers Government/Corp. Bond Index as a comparative benchmark. This index is provided for the purpose of additional analysis.

** 50% Lehman Brothers Aggregate Bond Index, 30% Russell 1000 Value Index, 12% Russell 2000 Small-Cap Index, 8% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Horizon Strategic Allocation Fund.

(1) Indices are shown for the period from the funds' inception through June 30, 2004.

(2) Index is shown for the period May 1, 1996 through June 30, 2004.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in the Intermediate Horizon Fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2004.

Past performance is not indicative of future performance.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                                  (UNAUDITED)

The Fund seeks long-term capital appreciation, by primarily investing in a diversified portfolio of equity funds, and to a lesser extent, fixed income funds. The Fund is a relatively aggressive balanced portfolio which seeks competitive returns with slightly more volatility. The Fund can invest in any Diversified fixed income fund, and in any Diversified equity fund.

The Intermediate Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                  INTERMEDIATE LONG SAF                                   COMPOSITE BENCHMARK *
                                                         $16,562              S&P 500 INDEX $20,191              $22,909
                                                  ---------------------       ---------------------       ---------------------
04/15/96                                                10000.00                    10000.00                    10000.00
12/31/96                                                10565.00                    11689.00                    11084.00
                                                        12567.00                    15588.00                    13392.00
12/31/98                                                14335.00                    20070.00                    15494.00
                                                        17067.00                    24313.00                    17848.00
12/31/00                                                16482.00                    22098.00                    19494.00
                                                        15328.00                    19473.00                    19205.00
12/31/02                                                13406.00                    15169.00                    17538.00
                                                        16169.00                    19519.00                    22159.00
06/30/04                                                16562.00                    20191.00                    22909.00


                         Average Annual Total Returns
                         Year to Date                                   2.43%
                         5 Year                                         1.29%
                         Inception to Date                              6.33%

---------------

* 30% Lehman Brothers Aggregate Bond Index, 42% Russell 1000 Value Index, 18% Russell 2000 Small-Cap Index, 10% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Intermediate Long Horizon Strategic Allocation Fund.

All indices are shown for the period from the funds' inception through June 30, 2004.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in the Intermediate Long Horizon Fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2004.

Past performance is not indicative of future performance.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                                  (UNAUDITED)

The Fund seeks long-term capital appreciation by investing in a diversified portfolio of equity funds. The Fund can invest in any Diversified equity fund, including large, mid, and small capitalization stock funds, value and growth-oriented funds, and the International Equity Fund. Fixed income funds may be utilized to reduce the potential impact of stock market declines.

The Long Horizon Strategic Allocation Fund utilizes a structured methodology to asset allocation to consistently add value to balanced portfolios over the long-term. The Fund incorporates broad based, proprietary analysis in building the benchmark portfolio. A disciplined approach to rebalancing is implemented, where tolerance bands (+/- 5% around the target allocations of the underlying funds) systematically trigger a move back to the portfolio's neutral position. This strategy emphasizes solid, long-term performance through selling securities which have appreciated in value, and buying securities at relatively low prices.


[LINE GRAPH]

                                                                RUSSELL 1000 INDEX       S&P 500 INDEX       COMPOSITE BENCHMARK
                                          LONG SAF $11,060           $17,716                $13,015               * $15,237
                                          ----------------      ------------------       -------------       -------------------
05/01/98                                       10000                  10000                  10000                  10000
12/31/98                                       10381                  12702                  11171                  10374
                                               13226                  15358                  15597                  12667
12/31/00                                       12265                  16435                  14176                  13672
                                               10770                  15516                  12492                  12865
12/31/02                                        8607                  13108                   9731                  10709
                                               10733                  17044                  12522                  14546
06/30/04                                       11060                  17716                  13015                  15237


                         Average Annual Total Returns
                         Year to Date                                  3.05 %
                         5 Year                                       (1.04)%
                         Inception to Date                             1.65 %

---------------

* 60% Russell 1000 Value Index, 25% Russell 2000 Small-Cap Index, 15% MSCI World Ex-US Equity Index. This composite index most closely mirrors the portfolio composition of the Long Horizon Strategic Allocation Fund.

All indices are shown for the period from the funds' inception through June 30, 2004.

The chart shown above represents the growth in value of an initial hypothetical investment of $10,000 in the Long Horizon Fund of the Diversified Investors Strategic Allocation Funds for the period since inception through June 30, 2004.

Past performance is not indicative of future performance.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2004

                                  (UNAUDITED)

                                                         SHORT                      INTERMEDIATE
                                          SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                         HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                       ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at value (cost
  $146,303,369, $119,721,400,
  $468,491,160, $502,974,771 and
  $279,702,925, respectively)........  $145,718,634   $122,575,873   $492,976,051   $527,299,654   $295,141,427
Receivable for Fund shares sold......       377,747        148,021      3,099,016      1,074,071        405,772
                                       ------------   ------------   ------------   ------------   ------------
Total assets.........................   146,096,381    122,723,894    496,075,067    528,373,725    295,547,199
                                       ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for investments purchased....       360,124         59,565      3,022,042        909,719        335,370
Payable for Fund shares redeemed.....        17,623         88,456         76,974        164,352         70,402
Accrued investment advisory fee......        25,866         21,821         86,747         92,752         51,738
                                       ------------   ------------   ------------   ------------   ------------
Total liabilities....................       403,613        169,842      3,185,763      1,166,823        457,510
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS...........................  $145,692,768   $122,554,052   $492,889,304   $527,206,902   $295,089,689
                                       ============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital......................  $145,705,209   $121,641,738   $486,163,934   $524,172,511   $292,038,145
Undistributed (accumulated) net
  investment income (loss)...........        19,006         (9,916)       (38,404)       (42,416)       (23,947)
Undistributed (accumulated) net
  realized gains (losses)............       553,288     (1,932,243)   (17,721,117)   (21,248,076)   (12,363,011)
Net unrealized appreciation
  (depreciation) on investments......      (584,735)     2,854,473     24,484,891     24,324,883     15,438,502
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS...........................  $145,692,768   $122,554,052   $492,889,304   $527,206,902   $295,089,689
                                       ============   ============   ============   ============   ============
OUTSTANDING SHARES, $0.00001 PAR
  VALUE PER SHARE, UNLIMITED NUMBER
  OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED.........................    13,553,853     12,718,559     44,316,957     46,462,388     30,369,938
                                       ============   ============   ============   ============   ============
NET ASSET VALUE PER SHARE*...........  $      10.75   $       9.64   $      11.12   $      11.35   $       9.72
                                       ============   ============   ============   ============   ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                      SHORT                      INTERMEDIATE
                                        SHORT      INTERMEDIATE   INTERMEDIATE       LONG          LONG
                                       HORIZON       HORIZON        HORIZON        HORIZON       HORIZON
                                     -----------   ------------   ------------   ------------   ----------
NET INVESTMENT INCOME (LOSS) (NOTE
  2):
Income distribution earned.........  $ 1,889,472    $1,313,282     $4,006,624    $ 3,117,366    $1,068,138
Investment advisory fee............     (138,077)     (114,377)      (462,007)      (487,784)     (270,146)
                                     -----------    ----------     ----------    -----------    ----------
Net investment income (loss).......    1,751,395     1,198,905      3,544,617      2,629,582       797,992
                                     -----------    ----------     ----------    -----------    ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS (NOTE 2):
Net realized gains (losses) on
  investments......................      613,869       715,072        (52,133)       241,209         1,211
Net change in unrealized
  appreciation (depreciation) on
  investments......................   (2,011,934)     (768,713)     4,127,933      8,637,103     7,178,692
                                     -----------    ----------     ----------    -----------    ----------
Net realized and unrealized gains
  (losses) on investments..........   (1,398,065)      (53,641)     4,075,800      8,878,312     7,179,903
                                     -----------    ----------     ----------    -----------    ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $   353,330    $1,145,264     $7,620,417    $11,507,894    $7,977,895
                                     ===========    ==========     ==========    ===========    ==========

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                         SHORT                      INTERMEDIATE
                                          SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                         HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                       ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss).........  $  1,751,395   $  1,198,905   $  3,544,617   $  2,629,582   $    797,992
Net realized gains (losses) on
  investments........................       613,869        715,072        (52,133)       241,209          1,211
Net change in unrealized appreciation
  (depreciation) on investments......    (2,011,934)      (768,713)     4,127,933      8,637,103      7,178,692
                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations..........       353,330      1,145,264      7,620,417     11,507,894      7,977,895
                                       ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income................    (1,762,755)    (1,208,821)    (3,583,021)    (2,671,998)      (821,939)
                                       ------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued..........    36,332,111     31,327,014     94,244,150    102,891,321     67,668,273
Proceeds from dividends and
  distributions reinvested...........     1,762,755      1,208,821      3,583,021      2,671,998        821,939
Value of shares redeemed.............   (26,149,089)   (15,516,848)   (49,733,045)   (50,933,521)   (33,957,069)
                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  from capital share transactions....    11,945,777     17,018,987     48,094,126     54,629,798     34,533,143
                                       ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net
  assets.............................    10,536,352     16,955,430     52,131,522     63,465,694     41,689,099
NET ASSETS:
Beginning of period..................   135,156,416    105,598,622    440,757,782    463,741,208    253,400,590
                                       ------------   ------------   ------------   ------------   ------------
End of period........................  $145,692,768   $122,554,052   $492,889,304   $527,206,902   $295,089,689
                                       ============   ============   ============   ============   ============
Shares outstanding beginning of
  period.............................    12,452,784     10,963,745     39,993,228     41,621,100     26,773,892
Shares issued during period..........     3,338,194      3,228,498      8,466,676      9,105,146      7,039,338
Shares received on reinvestment of
  dividends and distributions during
  period.............................       163,004        125,560        323,598        237,770         85,708
Shares redeemed during period........    (2,400,129)    (1,599,244)    (4,466,545)    (4,501,628)    (3,529,000)
                                       ------------   ------------   ------------   ------------   ------------
Shares outstanding end of period.....    13,553,853     12,718,559     44,316,957     46,462,388     30,369,938
                                       ============   ============   ============   ============   ============
Undistributed (accumulated) net
  investment income (loss)...........  $     19,006   $     (9,916)  $    (38,404)  $    (42,416)  $    (23,947)
                                       ============   ============   ============   ============   ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         SHORT                      INTERMEDIATE
                                          SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                         HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                       ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss).........  $  4,123,177   $  2,587,439   $  8,106,475   $  6,518,790   $  2,118,774
Capital gain distribution earned.....       288,024        174,114        586,447        422,036        133,037
Net realized gains (losses) on
  investments........................     1,356,723     (1,977,801)   (16,769,482)   (19,009,468)   (12,163,692)
Net change in unrealized appreciation
  (depreciation) on investments......     1,970,484      9,302,819     60,847,644     83,466,793     55,569,590
                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations..........     7,738,408     10,086,571     52,771,084     71,398,151     45,657,709
                                       ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income................    (4,359,688)    (2,587,439)    (8,106,475)    (6,518,790)    (2,118,774)
Net realized gains from investment
  transactions.......................    (1,423,536)            --             --             --             --
Tax return of capital................            --           (328)        (2,494)           (78)        (2,102)
                                       ------------   ------------   ------------   ------------   ------------
Total dividends and distributions....    (5,783,224)    (2,587,767)    (8,108,969)    (6,518,868)    (2,120,876)
                                       ------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued..........    73,571,566     45,769,375    214,383,251    176,953,427    109,771,108
Proceeds from dividends and
  distributions reinvested...........     5,783,224      2,587,767      8,108,969      6,518,868      2,120,876
Value of shares redeemed.............   (45,955,085)   (19,939,157)   (91,008,965)   (72,650,331)   (47,776,844)
                                       ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  from capital share transactions....    33,399,705     28,417,985    131,483,255    110,821,964     64,115,140
                                       ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net
  assets.............................    35,354,889     35,916,789    176,145,370    175,701,247    107,651,973
NET ASSETS:
Beginning of year....................    99,801,527     69,681,833    264,612,412    288,039,961    145,748,617
                                       ------------   ------------   ------------   ------------   ------------
End of year..........................  $135,156,416   $105,598,622   $440,757,782   $463,741,208   $253,400,590
                                       ============   ============   ============   ============   ============
Shares outstanding beginning of
  year...............................     9,366,913      7,886,648     27,206,962     30,682,231     19,039,348
Shares issued during year............     6,797,115      4,965,113     20,957,566     17,570,527     13,167,608
Shares received on reinvestment of
  dividends and distributions during
  year...............................       533,443        276,793        769,288        623,080        239,104
Shares redeemed during year..........    (4,244,687)    (2,164,809)    (8,940,588)    (7,254,738)    (5,672,168)
                                       ------------   ------------   ------------   ------------   ------------
Shares outstanding end of year.......    12,452,784     10,963,745     39,993,228     41,621,100     26,773,892
                                       ============   ============   ============   ============   ============
Undistributed (accumulated) net
  investment income (loss)...........  $     30,366   $         --   $         --   $         --   $         --
                                       ============   ============   ============   ============   ============

                       See notes to financial statements.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
6,003,861   Diversified Investors Funds Group -- Core Bond Fund.........  $ 74,627,992
  224,018   Diversified Investors Funds Group -- Equity Growth Fund.....     4,039,039
  104,547   Diversified Investors Funds Group -- Growth & Income Fund...     1,871,390
3,220,600   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................    37,262,342
1,371,215   Diversified Investors Funds Group -- High Yield Bond Fund...    12,724,871
  158,376   Diversified Investors Funds Group -- International Equity
              Fund......................................................     2,174,504
   61,583   Diversified Investors Funds Group -- Mid-Cap Growth Fund....       622,605
   47,718   Diversified Investors Funds Group -- Mid-Cap Value Fund.....       642,767
  620,010   Diversified Investors Funds Group -- Money Market Fund......     6,586,926
   25,348   Diversified Investors Funds Group -- Small-Cap Growth
              Fund......................................................       368,809
   30,767   Diversified Investors Funds Group -- Small-Cap Value Fund...       393,823
   15,111   Diversified Investors Funds Group -- Special Equity Fund....       371,581
  174,318   Diversified Investors Funds Group -- Value & Income Fund....     4,031,985
                                                                          ------------
            Total Investments -- 100.0% (Cost $146,303,369).............   145,718,634
            Liabilities less other assets -- (0.0)%.....................       (25,866)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $145,692,768
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2004 is
$146,303,369.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $  2,500,020
            Gross unrealized depreciation...............................    (3,084,755)
                                                                          ------------
            Net unrealized depreciation.................................  $   (584,735)
                                                                          ============

                       See notes to financial statements.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
3,994,059   Diversified Investors Funds Group -- Core Bond Fund.........  $ 49,646,153
  562,458   Diversified Investors Funds Group -- Equity Growth Fund.....    10,141,113
  261,318   Diversified Investors Funds Group -- Growth & Income Fund...     4,677,593
2,093,395   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................    24,220,581
  887,755   Diversified Investors Funds Group -- High Yield Bond Fund...     8,238,363
  408,123   Diversified Investors Funds Group -- International Equity
              Fund......................................................     5,603,532
  153,181   Diversified Investors Funds Group -- Mid-Cap Growth Fund....     1,548,660
  117,502   Diversified Investors Funds Group -- Mid-Cap Value Fund.....     1,582,751
  368,660   Diversified Investors Funds Group -- Money Market Fund......     3,916,610
   64,696   Diversified Investors Funds Group -- Small-Cap Growth
              Fund......................................................       941,334
   74,428   Diversified Investors Funds Group -- Small-Cap Value Fund...       952,678
   38,557   Diversified Investors Funds Group -- Special Equity Fund....       948,111
  439,187   Diversified Investors Funds Group -- Value & Income Fund....    10,158,394
                                                                          ------------
            Total Investments -- 100.0% (Cost $119,721,400).............   122,575,873
            Liabilities less other assets -- (0.0)%.....................       (21,821)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $122,554,052
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2004 is
$119,721,400.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $  3,840,494
            Gross unrealized depreciation...............................      (986,021)
                                                                          ------------
            Net unrealized appreciation.................................  $  2,854,473
                                                                          ============

                       See notes to financial statements.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
10,880,931   Diversified Investors Funds Group -- Core Bond Fund.........  $135,249,976
 3,742,786   Diversified Investors Funds Group -- Equity Growth Fund.....    67,482,438
 1,729,038   Diversified Investors Funds Group -- Growth & Income Fund...    30,949,781
 5,806,728   Diversified Investors Funds Group -- High Quality Bond
               Fund......................................................    67,183,847
 2,496,277   Diversified Investors Funds Group -- High Yield Bond Fund...    23,165,449
 2,623,187   Diversified Investors Funds Group -- International Equity
               Fund......................................................    36,016,358
 1,022,643   Diversified Investors Funds Group -- Mid-Cap Growth Fund....    10,338,919
   783,106   Diversified Investors Funds Group -- Mid-Cap Value Fund.....    10,548,431
 2,493,633   Diversified Investors Funds Group -- Money Market Fund......    26,492,104
   418,872   Diversified Investors Funds Group -- Small-Cap Growth
               Fund......................................................     6,094,586
   503,167   Diversified Investors Funds Group -- Small-Cap Value Fund...     6,440,534
   248,577   Diversified Investors Funds Group -- Special Equity Fund....     6,112,516
 2,892,396   Diversified Investors Funds Group -- Value & Income Fund....    66,901,112
                                                                           ------------
             Total Investments -- 100.0% (Cost $468,491,160).............   492,976,051
             Liabilities less other assets -- (0.0)%.....................       (86,747)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $492,889,304
                                                                           ============



The aggregate cost of investments for federal income tax purposes at June 30, 2004 is
$468,491,160.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $ 28,823,269
             Gross unrealized depreciation...............................    (4,338,378)
                                                                           ------------
             Net unrealized appreciation.................................  $ 24,484,891
                                                                           ============

                       See notes to financial statements.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
7,514,278   Diversified Investors Funds Group -- Core Bond Fund.........  $ 93,402,474
5,631,986   Diversified Investors Funds Group -- Equity Growth Fund.....   101,544,706
2,588,573   Diversified Investors Funds Group -- Growth & Income Fund...    46,335,456
3,893,134   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................    45,043,565
1,677,199   Diversified Investors Funds Group -- High Yield Bond Fund...    15,564,404
4,026,984   Diversified Investors Funds Group -- International Equity
              Fund......................................................    55,290,490
1,536,781   Diversified Investors Funds Group -- Mid-Cap Growth Fund....    15,536,857
1,161,901   Diversified Investors Funds Group -- Mid-Cap Value Fund.....    15,650,808
  836,677   Diversified Investors Funds Group -- Money Market Fund......     8,888,771
  656,615   Diversified Investors Funds Group -- Small-Cap Growth
              Fund......................................................     9,553,745
  733,528   Diversified Investors Funds Group -- Small-Cap Value Fund...     9,389,155
  384,090   Diversified Investors Funds Group -- Special Equity Fund....     9,444,781
4,394,917   Diversified Investors Funds Group -- Value & Income Fund....   101,654,442
                                                                          ------------
            Total Investments -- 100.0% (Cost $502,974,771).............   527,299,654
            Liabilities less other assets -- (0.0)%.....................       (92,752)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $527,206,902
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2004 is
$502,974,771.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $ 29,534,436
            Gross unrealized depreciation...............................    (5,209,553)
                                                                          ------------
            Net unrealized appreciation.................................  $ 24,324,883
                                                                          ============

                       See notes to financial statements.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS
1,379,737   Diversified Investors Funds Group -- Core Bond Fund.........  $ 17,150,127
4,018,889   Diversified Investors Funds Group -- Equity Growth Fund.....    72,460,564
1,850,962   Diversified Investors Funds Group -- Growth & Income Fund...    33,132,220
  673,658   Diversified Investors Funds Group -- High Quality Bond
              Fund......................................................     7,794,230
  308,748   Diversified Investors Funds Group -- High Yield Bond Fund...     2,865,182
2,860,338   Diversified Investors Funds Group -- International Equity
              Fund......................................................    39,272,439
1,093,640   Diversified Investors Funds Group -- Mid-Cap Growth Fund....    11,056,706
  829,444   Diversified Investors Funds Group -- Mid-Cap Value Fund.....    11,172,609
  698,244   Diversified Investors Funds Group -- Money Market Fund......     7,418,076
  461,045   Diversified Investors Funds Group -- Small-Cap Growth
              Fund......................................................     6,708,200
  521,752   Diversified Investors Funds Group -- Small-Cap Value Fund...     6,678,424
  272,536   Diversified Investors Funds Group -- Special Equity Fund....     6,701,652
3,144,444   Diversified Investors Funds Group -- Value & Income Fund....    72,730,998
                                                                          ------------
            Total Investments -- 100.0% (Cost $279,702,925).............   295,141,427
            Liabilities less other assets -- (0.0)%.....................       (51,738)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $295,089,689
                                                                          ============

The aggregate cost of investments for federal income tax purposes at June 30, 2004 is
$279,702,925.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $ 17,614,043
            Gross unrealized depreciation...............................    (2,175,541)
                                                                          ------------
            Net unrealized appreciation.................................  $ 15,438,502
                                                                          ============

                       See notes to financial statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of twenty-two different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds and are presented herein: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (collectively, the "Funds"). The Trust established and designated Short Horizon, Intermediate Horizon, and Intermediate Long Horizon as separate series on April 15, 1996. Short Intermediate Horizon and Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act that has the same investment advisor as the Funds. The financial statements of the Funds Group are included elsewhere in this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION:

The value of any Fund's investment in a corresponding Fund of the Funds Group is valued at the net asset value per share of each Fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

     B. INVESTMENT INCOME:

Income and capital gain distributions earned are recorded on the ex-dividend date.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

     D. FEDERAL INCOME TAXES:

Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For federal income tax purposes, the Funds indicated below have capital loss carryforwards at December 31, 2003, which are available to offset future realized capital gains, if any:

                                                              CAPITAL LOSS   EXPIRATION
                                                              CARRYFORWARD      DATE
                                                              ------------   ----------
Short Intermediate Horizon..................................  $   183,801       2009
                                                                    8,734       2010
                                                                1,570,837       2011
Intermediate Horizon........................................      672,736       2010
                                                                5,475,799       2011
Intermediate Long Horizon...................................      473,804       2010
                                                               15,637,686       2011
Long Horizon................................................      188,225       2010
                                                                9,743,112       2011

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc., ("AEGON") under which the Advisor provides general investment advice to each Fund. AEGON, is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund, which is accrued daily and payable monthly, at an annual rate equal to 0.20% of each Fund's average daily net assets. The Advisor is also the Advisor to the Funds Group. Accordingly, the net asset values of the Funds Group will reflect the administration fee and other expenses paid to the Advisor, as well as other fees paid to the Advisor's affiliates.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates, including the Funds Group and Diversified Investors Portfolios. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the period ended June 30, 2004, were as follows:

                                                                COST OF        PROCEEDS
                                                               PURCHASES      FROM SALES
                                                              ------------   ------------
Short Horizon...............................................  $ 48,447,724   $ 36,511,769
Short Intermediate Horizon..................................    71,490,339     54,478,166
Intermediate Horizon........................................   113,454,574     65,390,068
Intermediate Long Horizon...................................   196,223,525    141,624,830
Long Horizon................................................   105,254,173     70,737,691

5. GENERAL INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

6. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                          DIVIDENDS AND DISTRIBUTIONS FROM
                                      -----------------------                 -------------------------------------------------
                                                      NET
                                                    REALIZED       TOTAL
                        NET ASSET        NET          AND         INCOME                     NET      IN EXCESS OF
       FOR THE            VALUE,      INVESTMENT   UNREALIZED   (LOSS) FROM      NET       REALIZED     REALIZED        TAX
     PERIOD/YEAR       BEGINNING OF     INCOME       GAINS      INVESTMENT    INVESTMENT   CAPITAL      GAINS ON     RETURN OF
        ENDED          PERIOD/YEAR      (LOSS)      (LOSSES)    OPERATIONS      INCOME      GAINS     INVESTMENTS    CAPITAL(A)
---------------------  ------------   ----------   ----------   -----------   ----------   --------   ------------   ----------
SHORT HORIZON
06/30/2004(c)             $10.85        $0.14        $(0.10)      $ 0.04        $(0.14)     $   --       $   --        $   --
12/31/2003                 10.65         0.37          0.33         0.70         (0.38)      (0.12)          --            --
12/31/2002                 10.71         0.45         (0.08)        0.37         (0.43)      (0.00)*         --         (0.00)*
12/31/2001                 10.70         0.56         (0.02)        0.54         (0.53)      (0.00)*         --         (0.00)*
12/31/2000                 10.56         0.59          0.13         0.72         (0.54)         --        (0.04)           --
12/31/1999                 10.92         0.49         (0.34)        0.15         (0.47)      (0.04)          --            --
SHORT INTERMEDIATE HORIZON
06/30/2004(c)               9.63         0.10          0.01         0.11         (0.10)         --           --            --
12/31/2003                  8.84         0.27          0.78         1.05         (0.26)         --           --         (0.00)*
12/31/2002                  9.38         0.36         (0.55)       (0.19)        (0.35)         --           --         (0.00)*
12/31/2001                  9.74         0.44         (0.38)        0.06         (0.42)         --           --         (0.00)*
12/31/2000                 10.25         0.51         (0.32)        0.19         (0.40)      (0.18)       (0.11)        (0.01)
12/31/1999                 10.04         0.61          0.15         0.76         (0.47)      (0.08)          --            --
INTERMEDIATE HORIZON
06/30/2004(c)              11.02         0.08          0.10         0.18         (0.08)         --           --            --
12/31/2003                  9.73         0.24          1.28         1.52         (0.23)         --           --         (0.00)*
12/31/2002                 10.85         0.30         (1.13)       (0.83)        (0.29)         --           --         (0.00)*
12/31/2001                 11.52         0.36         (0.67)       (0.31)        (0.35)      (0.01)          --         (0.00)*
12/31/2000                 12.64         0.41         (0.53)       (0.12)        (0.43)      (0.49)       (0.08)        (0.00)*
12/31/1999                 11.83         0.57          0.96         1.53         (0.49)      (0.23)          --            --
INTERMEDIATE LONG HORIZON
06/30/2004(c)              11.14         0.06          0.21         0.27         (0.06)         --           --            --
12/31/2003                  9.39         0.18          1.74         1.92         (0.17)         --           --         (0.00)*
12/31/2002                 10.94         0.20         (1.56)       (1.36)        (0.19)         --           --         (0.00)*
12/31/2001                 12.05         0.24         (1.09)       (0.85)        (0.23)      (0.03)          --         (0.00)*
12/31/2000                 13.60         0.32         (0.80)       (0.48)        (0.34)      (0.66)       (0.07)        (0.00)*
12/31/1999                 12.32         0.51          1.80         2.31         (0.46)      (0.57)          --            --
LONG HORIZON
06/30/2004(c)               9.46         0.03          0.26         0.29         (0.03)         --           --            --
12/31/2003                  7.66         0.09          1.80         1.89         (0.09)         --           --         (0.00)*
12/31/2002                  9.62         0.03         (1.96)       (1.93)        (0.03)         --           --         (0.00)*
12/31/2001                 11.08         0.04         (1.39)       (1.35)        (0.04)      (0.07)          --         (0.00)*
12/31/2000                 12.32         0.15         (1.04)       (0.89)        (0.14)      (0.21)       (0.00)*       (0.00)*
12/31/1999                 10.08         0.39          2.34         2.73         (0.27)      (0.22)          --            --

---------------

(a) Results from investment related activity occurring between year end dividend calculation and the fiscal year end.

(b)  Ratios exclude expenses incurred by the underlying Funds.

(c)  Unaudited.

*    Less than one penny per share.

**   Annualized.

                                                  RATIOS TO AVERAGE NET ASSETS
                                                  ----------------------------
              TOTAL        NET ASSET                                  NET
            DIVIDENDS       VALUE,                                 INVESTMENT    PORTFOLIO   NET ASSETS,
               AND          END OF       TOTAL                       INCOME      TURNOVER       END OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN     EXPENSES(B)       (LOSS)        RATE      PERIOD/YEAR
          -------------   -----------   ------    -------------   ------------   ---------   ------------
             $(0.14)        $10.75         0.32%       0.20%**         2.54%**       26%     $145,692,768
              (0.50)         10.85         6.61        0.20            3.44         189       135,156,416
              (0.43)         10.65         3.51        0.20            4.22          49        99,801,527
              (0.53)         10.71         5.16        0.20            5.17          55        64,314,524
              (0.58)         10.70         6.97        0.20            5.58         131        38,301,449
              (0.51)         10.56         1.45        0.20            4.48          41        16,574,749

              (0.10)          9.64         1.13        0.20**          2.10**        47       122,554,052
              (0.26)          9.63        12.04        0.20            2.97         127       105,598,622
              (0.35)          8.84        (2.06)       0.20            4.02          48        69,681,833
              (0.42)          9.38         0.66        0.20            4.60          55        52,142,280
              (0.70)          9.74         1.86        0.20            5.03         208        33,902,100
              (0.55)         10.25         7.70        0.20            5.91         119         9,703,880

              (0.08)         11.12         1.68        0.20**          1.53**        14       492,889,304
              (0.23)         11.02        15.75        0.20            2.32         216       440,757,782
              (0.29)          9.73        (7.71)       0.20            2.96          57       264,612,412
              (0.36)         10.85        (2.64)       0.20            3.23          56       206,358,954
              (1.00)         11.52        (0.86)       0.20            3.30         129       158,753,692
              (0.72)         12.64        13.14        0.20            4.59          56        94,988,890

              (0.06)         11.35         2.43        0.20**          1.08**        29       527,206,902
              (0.17)         11.14        20.61        0.20            1.80         118       463,741,208
              (0.19)          9.39       (12.53)       0.20            1.94          50       288,039,961
              (0.26)         10.94        (7.00)       0.20            2.13          50       243,742,445
              (1.07)         12.05        (3.43)       0.20            2.40         121       204,228,309
              (1.03)         13.60        19.06        0.20            3.90         107       127,900,157

              (0.03)          9.72         3.05        0.20**          0.59**        26       295,089,689
              (0.09)          9.46        24.70        0.20            1.11         132       253,400,590
              (0.03)          7.66       (20.06)       0.20            0.40          43       145,748,617
              (0.11)          9.62       (12.19)       0.20            0.39          52       122,367,492
              (0.35)         11.08        (7.27)       0.20            1.26         112        88,182,339
              (0.49)         12.32        27.41        0.20            3.49         108        37,930,335

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

7. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the 1940 Act, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at June 30, 2004 totaled $145,718,634, $122,575,873,
$492,976,051, $527,299,654, and $295,141,427, for Short Horizon, Short
Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon and Long Horizon, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                    BEGINNING      SHARES       SHARES       ENDING       PURCHASE         SALE       GAIN (LOSS)
                                      SHARES     PURCHASED       SOLD        SHARES         COST           COST        ON SALES
                                    ----------   ----------   ----------   ----------   ------------   ------------   -----------
SHORT HORIZON
-------------
INVESTMENTS:

Diversified Investors Funds
  Group -- Core Bond Fund.........   5,751,953      458,360      206,452    6,003,861   $  5,830,205   $  2,573,318    $ 53,062
Diversified Investors Funds
  Group -- Equity Growth Fund.....     215,612       41,161       32,755      224,018        740,096        515,793      80,019
Diversified Investors Funds
  Group -- Growth & Income Fund...     100,812        7,056        3,321      104,547        123,487         50,553       8,038
Diversified Investors Funds
  Group -- High Quality Bond
  Fund............................   3,087,407      143,058        9,865    3,220,600      1,679,860        112,226       3,889
Diversified Investors Funds
  Group -- High Yield Bond Fund...   1,294,849      109,614       33,248    1,371,215      1,029,701        330,981      (9,803)
Diversified Investors Funds
  Group -- International Equity
  Fund............................     157,425        9,680        8,729      158,376        131,625         93,054      26,188
Diversified Investors Funds
  Group -- Mid-Cap Growth Fund....      62,156       61,583       62,156       61,583        597,760        536,040      63,142
Diversified Investors Funds
  Group -- Mid-Cap Value Fund.....      48,618       47,718       48,618       47,718        593,516        524,278      77,126
Diversified Investors Funds
  Group -- Money Market Fund......      35,025    3,357,129    2,772,144      620,010     35,672,050     29,454,568      (1,792)
Diversified Investors Funds
  Group -- Small-Cap Growth
  Fund............................      25,859       25,348       25,859       25,348        367,005        321,999      47,786
Diversified Investors Funds
  Group -- Small-Cap Value Fund...      30,793       30,767       30,793       30,767        368,284        313,865      51,027
Diversified Investors Funds
  Group -- Special Equity Fund....      15,218       28,173       28,280       15,111        680,191        613,661      76,939
Diversified Investors Funds
  Group -- Value & Income Fund....     172,606       27,913       26,201      174,318        633,944        457,564     138,248
                                                                                        ------------   ------------    --------
                                                                                        $ 48,447,724   $ 35,897,900    $613,869
                                                                                        ============   ============    ========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

7. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                    BEGINNING      SHARES       SHARES       ENDING       PURCHASE         SALE       GAIN (LOSS)
                                      SHARES     PURCHASED       SOLD        SHARES         COST           COST        ON SALES
                                    ----------   ----------   ----------   ----------   ------------   ------------   -----------
SHORT INTERMEDIATE HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund.........   3,491,313      534,638       31,892    3,994,059   $  6,720,918   $    379,516    $ 25,195
Diversified Investors Funds
  Group -- Equity Growth Fund.....     503,404      134,206       75,152      562,458      2,401,615      1,479,696    (112,690)
Diversified Investors Funds
  Group -- Growth & Income Fund...     233,918       31,837        4,437      261,318        552,816         94,533     (16,260)
Diversified Investors Funds
  Group -- High Quality Bond
  Fund............................   1,857,206      236,189           --    2,093,395      2,769,719             --          --
Diversified Investors Funds
  Group -- High Yield Bond Fund...     780,984      119,860       13,089      887,755      1,133,203        110,223      16,219
Diversified Investors Funds
  Group -- International Equity
  Fund............................     366,234       59,029       17,140      408,123        774,134        339,140    (105,006)
Diversified Investors Funds
  Group -- Mid-Cap Growth Fund....     143,482      153,181      143,482      153,181      1,486,660      1,238,910     144,259
Diversified Investors Funds
  Group -- Mid-Cap Value Fund.....     112,232      117,502      112,232      117,502      1,462,945      1,211,625     176,681
Diversified Investors Funds
  Group -- Money Market Fund......      21,835    4,564,303    4,217,478      368,660     48,504,436     44,817,789       2,697
Diversified Investors Funds
  Group -- Small-Cap Growth
  Fund............................      59,389       64,696       59,389       64,696        932,788        738,403     110,855
Diversified Investors Funds
  Group -- Small-Cap Value Fund...      70,721       74,428       70,721       74,428        891,208        719,943     118,099
Diversified Investors Funds
  Group -- Special Equity Fund....      34,951       69,999       66,393       38,557      1,686,016      1,381,656     239,677
Diversified Investors Funds
  Group -- Value & Income Fund....     402,986       96,316       60,115      439,187      2,173,881      1,251,660     115,346
                                                                                        ------------   ------------    --------
                                                                                        $ 71,490,339   $ 53,763,094    $715,072
                                                                                        ============   ============    ========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

7. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                    BEGINNING      SHARES       SHARES       ENDING       PURCHASE         SALE       GAIN (LOSS)
                                      SHARES     PURCHASED       SOLD        SHARES         COST           COST        ON SALES
                                    ----------   ----------   ----------   ----------   ------------   ------------   -----------
INTERMEDIATE HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund.........  10,533,944      484,946      137,959   10,880,931   $  6,180,735   $  1,803,128    $(46,906)
Diversified Investors Funds
  Group -- Equity Growth Fund.....   3,443,659      299,127           --    3,742,786      5,162,944             --          --
Diversified Investors Funds
  Group -- Growth & Income Fund...   1,597,421      131,617           --    1,729,038      2,237,881             --          --
Diversified Investors Funds
  Group -- High Quality Bond
  Fund............................   5,416,649      390,079           --    5,806,728      4,590,644             --          --
Diversified Investors Funds
  Group -- High Yield Bond Fund...   2,287,424      208,853           --    2,496,277      1,956,050             --          --
Diversified Investors Funds
  Group -- International Equity
  Fund............................   2,502,167      121,020           --    2,623,187      1,605,116             --          --
Diversified Investors Funds
  Group -- Mid-Cap Growth Fund....     978,916       43,727           --    1,022,643        419,336             --          --
Diversified Investors Funds
  Group -- Mid-Cap Value Fund.....     765,245       17,861           --      783,106        222,899             --          --
Diversified Investors Funds
  Group -- Money Market Fund......     266,923    8,216,235    5,989,525    2,493,633     87,304,252     63,639,073      (5,227)
Diversified Investors Funds
  Group -- Small-Cap Growth
  Fund............................     404,992       13,880           --      418,872        194,877             --          --
Diversified Investors Funds
  Group -- Small-Cap Value Fund...     481,869       21,298           --      503,167        248,114             --          --
Diversified Investors Funds
  Group -- Special Equity Fund....     238,173       10,404           --      248,577        246,263             --          --
Diversified Investors Funds
  Group -- Value & Income Fund....   2,754,227      138,169           --    2,892,396      3,085,463             --          --
                                                                                        ------------   ------------    --------
                                                                                        $113,454,574   $ 65,442,201    $(52,133)
                                                                                        ============   ============    ========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

7. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                    BEGINNING      SHARES       SHARES       ENDING       PURCHASE         SALE       GAIN (LOSS)
                                      SHARES     PURCHASED       SOLD        SHARES         COST           COST        ON SALES
                                    ----------   ----------   ----------   ----------   ------------   ------------   -----------
INTERMEDIATE LONG HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund.........   6,486,240    1,493,985      465,947    7,514,278   $ 18,808,728   $  5,691,148    $236,713
Diversified Investors Funds
  Group -- Equity Growth Fund.....   5,097,026      534,960           --    5,631,986      9,349,091             --          --
Diversified Investors Funds
  Group -- Growth & Income Fund...   2,364,287      224,286           --    2,588,573      3,870,679             --          --
Diversified Investors Funds
  Group -- High Quality Bond
  Fund............................   3,394,934      498,200           --    3,893,134      5,813,356             --          --
Diversified Investors Funds
  Group -- High Yield Bond Fund...   1,450,930      226,269           --    1,677,199      2,119,645             --          --
Diversified Investors Funds
  Group -- International Equity
  Fund............................   3,704,393      322,591           --    4,026,984      4,257,572             --          --
Diversified Investors Funds
  Group -- Mid-Cap Growth Fund....   1,448,066       88,715           --    1,536,781        866,912             --          --
Diversified Investors Funds
  Group -- Mid-Cap Value Fund.....   1,132,682       29,219           --    1,161,901        377,544             --          --
Diversified Investors Funds
  Group -- Money Market Fund......     259,771   13,345,253   12,768,347      836,677    141,823,292    135,692,473       4,496
Diversified Investors Funds
  Group -- Small-Cap Growth
  Fund............................     598,476       58,139           --      656,615        805,170             --          --
Diversified Investors Funds
  Group -- Small-Cap Value Fund...     712,667       20,861           --      733,528        247,913             --          --
Diversified Investors Funds
  Group -- Special Equity Fund....     352,212       31,878           --      384,090        752,373             --          --
Diversified Investors Funds
  Group -- Value & Income Fund....   4,080,278      314,639           --    4,394,917      7,131,250             --          --
                                                                                        ------------   ------------    --------
                                                                                        $196,223,525   $141,383,621    $241,209
                                                                                        ============   ============    ========

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

7. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                    BEGINNING      SHARES       SHARES       ENDING       PURCHASE         SALE       GAIN (LOSS)
                                      SHARES     PURCHASED       SOLD        SHARES         COST           COST        ON SALES
                                    ----------   ----------   ----------   ----------   ------------   ------------   -----------
LONG HORIZON
-------------
INVESTMENTS:
Diversified Investors Funds
  Group -- Core Bond Fund.........   1,091,721      288,016           --    1,379,737   $  3,638,193   $         --    $     --
Diversified Investors Funds
  Group -- Equity Growth Fund.....   3,585,876      433,013           --    4,018,889      7,617,762             --          --
Diversified Investors Funds
  Group -- Growth & Income Fund...   1,662,825      188,137           --    1,850,962      3,269,785             --          --
Diversified Investors Funds
  Group -- High Quality Bond
  Fund............................     583,739       89,919           --      673,658      1,051,349             --          --
Diversified Investors Funds
  Group -- High Yield Bond Fund...     264,596       44,152           --      308,748        413,541             --          --
Diversified Investors Funds
  Group -- International Equity
  Fund............................   2,605,663      254,675           --    2,860,338      3,430,476             --          --
Diversified Investors Funds
  Group -- Mid-Cap Growth Fund....   1,018,191       75,449           --    1,093,640        748,460             --          --
Diversified Investors Funds
  Group -- Mid-Cap Value Fund.....     796,425       33,019           --      829,444        428,917             --          --
Diversified Investors Funds
  Group -- Money Market Fund......     112,507    7,241,873    6,656,136      698,244     76,961,595     70,736,480       1,211
Diversified Investors Funds
  Group -- Small-Cap Growth
  Fund............................     420,711       40,334           --      461,045        574,865             --          --
Diversified Investors Funds
  Group -- Small-Cap Value Fund...     500,980       20,772           --      521,752        248,889             --          --
Diversified Investors Funds
  Group -- Special Equity Fund....     247,593       24,943           --      272,536        601,273             --          --
Diversified Investors Funds
  Group -- Value & Income Fund....   2,870,530      273,914           --    3,144,444      6,269,068             --          --
                                                                                        ------------   ------------    --------
                                                                                        $105,254,173   $ 70,736,480    $  1,211
                                                                                        ============   ============    ========

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                                        71

                         SIX MONTHS ENDED JUNE 30, 2004

                               ECONOMIC OVERVIEW

After a spectacular 2003, especially during the fourth quarter when the strength of the third quarter 8.2% GDP growth caught many by surprise, we entered the New Year on a very optimistic note. Yet, economic reports during the first six months of 2004 have been mixed. Of particular concern during the first quarter was the steady decline of jobless claims and weaker than expected creation of new jobs. Talk of "jobless recovery" eroded consumer confidence to such an extent that positive economic news -- when there was any to be had -- could not overcome the general malaise.

All of that changed almost from the start of the second quarter, when employment numbers reported on April 2nd came in much higher than expected. Concerns turned instead to the prospect of an overheated economy, rising inflation and most importantly higher interest rates. Interest rates, which began the year at 4.25% (as measured by the ten-year Treasury bond) continued to fall during the first quarter, much to everyone's amazement. They turned sharply higher during the second quarter, however, finishing at 4.59% and were the preoccupation of most investors during the second quarter. The uncertainty surrounding interest rates affected both the stock and bond markets with much anticipation regarding the timing and magnitude of a Federal Reserve increase, which finally came on June 30.

While job growth showed strong numbers each month during the second quarter, other economic data were somewhat mixed. Industrial production, for instance, was weak in April, but strong in May and June. Durable goods orders, which were strong in April, fell off in May and June. Adding to the tenuous investor sentiment during the first half of the year was the precarious Iraqi situation and the continued global threat of terrorism of which the March 11 Madrid bombings were a grim reminder. In addition, higher energy costs have meant higher prices at the gas pumps, which only served to threaten consumer confidence still further.

                              FIXED INCOME MARKET

The fact that rates fell during the first quarter was a surprise to most with bonds posting impressive returns over the three-month period. At the time, it appeared that interest rates were being kept at bay and that the Federal Reserve would not move to raise rates until significant job growth materialized. This complacency ended with the strong employment report at the beginning of the second quarter. Interest rates moved sharply higher during the second quarter, causing bonds to experience their worst decline in nearly a decade.

The relatively flat returns across most bond sectors for the first six months of 2004, therefore, belies the significant volatility bond investors experienced. For example, after turning in a 2.7% increase for the first quarter, the Lehman Aggregate Bond Index (a measure of the broad bond market) fell 2.4% during the second quarter, thereby erasing most of their gains. All bond sectors showed similar patterns. Reversals were also seen in terms of quality and duration: what was up the most during the first quarter was also down the most during the second quarter. High yield bonds have had the best showing so far in 2004, returning 1.4% for the year-to-date as measured by the Merrill Lynch High Yield Master II Index.

                                 EQUITY MARKET

Coming off a very strong 2003, the stock market began the year similarly before pulling back in February. And despite a brief rally in late March, most major indices fell sharply in April. For the first six months of 2004, the broad stock market as measured by the S&P 500 Index posted a return of 3.44%, after last year's 28.7% finish. Among capitalization segments, small-capitalization stocks led, with the Russell 2000 Index up 6.3%. While investors favored growth over value for most of 2003, during the last quarter value regained its upper hand, and this trend continued in 2004. Still, many believe that the style rotation from value to growth is now well underway. International stocks have been tracking the domestic markets and were also muted this quarter, although they did fare better than their domestic counterparts, with the MSCI EAFE ex-US Index returning 4.3% year-to-date through March.

Although the fastest pace of corporate earnings growth appeared to have taken place in 2003, earnings reports continued to be robust during the first half of 2004. This represents a turn-around from most of 2003, when speculative stocks with little or no earnings posted the highest returns.

                                 LOOKING AHEAD

Most investment professionals do not expect a repeat of last year's exuberance, but a return to a more normal environment. Earnings should play an increasingly important role in stock prices as investors shift their focus to more traditional fundamentals. Bonds appear to have less potential given the probable increase in interest rates, but still play an important role in reducing the risk of any well-diversified portfolio.

                               MONEY MARKET FUND

The fund underwent a sub-advisory change during the second quarter, with GE Asset Management appointed in June 2004. The new sub-advisor's positioning along the yield curve was the primary driver behind the second quarter performance. The view that the Federal Reserve would begin raising the Federal funds target in mid-year pointed the manager towards a shorter average maturity of the portfolio. This approach enables reinvestments in higher rates as the Fed continues to raise rates. The consensus is that the Federal Reserve will follow a measured pace in raising its Federal funds target throughout the rest of 2004, and market pricing implies a 2% Federal funds rate by the end of 2004. The sub-advisor's portfolio management team believes that an increase in the Federal funds target of 25 to 50 basis points from the June 30 level of 1.25% is more likely. With this fundamental view as a backdrop, the portfolio duration was shortened by selling longer dated fixed rate notes and increased quality by eliminating Tier 2 credits (split-rated). Also, certain securities where there were concerns about liquidity were sold. The portfolio will opportunistically extend durations if market expectations rise for an increase in the Federal funds target and drive short rates significantly higher.

                             HIGH QUALITY BOND FUND

During the first quarter, the High Quality Bond Fund performed in line with the Merrill Lynch 1-3 Year Treasury Index. On a dollar-weighted basis, the best performing sector in the portfolio was the residential mortgage sector followed by the commercial mortgage, asset backed, domestic corporate/international, U.S. Treasury and Agency, and money market sectors. On a relative basis, the sub-advisor's sector/security selection and portfolio shape contributed positively to return, while the duration, which was slightly shorter than that of the index, detracted from performance. During the second quarter, the fund's return fell short of that of the Index. Treasury yields rose by 32 to 114 basis points across the curve during the quarter, with the 3 year area rising most, to 3.07%. Merrill Lynch reported that the Treasury Index suffered its worst quarter in almost 25 years and its third worst quarter on record. On a dollar-weighted basis, the best performing sector in the portfolio was the money market sector followed by the U.S. government, residential mortgage-backed, commercial mortgage-backed, domestic corporate/international, and asset-backed sectors. From a performance attribution standpoint, the sub-advisor has identified three key components of return: security/sector selection, shift (duration of the portfolio) and shape (portfolio cash flows). On a relative basis, sector/security selection contributed positively to return while duration and shape subtracted from return.

                       INTERMEDIATE GOVERNMENT BOND FUND

The fund invests primarily in intermediate-term U.S. Government and Agency fixed income securities. The fund is managed by two sub-advisors with complementary investment approaches: duration management and yield curve management with opportunistic exposure to out-of-index sectors, such as asset-backed, mortgage-backed and high quality corporate securities. During the first half of 2004, the fund maintained a short duration position in a rising interest rate environment. The portfolio maintains its short duration position with expectations of additional higher interest rates ahead.

                                 CORE BOND FUND

The fund's investment strategy expands on the traditional investable fixed income sectors (Treasuries, U.S. Government agencies, corporate bonds, MBS, ABS and CMBS) creating a diversified portfolio that includes some exposure to high yield, non-dollar and emerging market securities on an opportunistic basis. The yield curve played an important role in the fund's performance in the first half of the year. Many bond managers have anticipated a flattening yield curve environment as the Fed began raising short-term rates. The fund was positioned to take advantage of rising short-term rates through its short duration position and barbelled exposure (overweighting shorter and longer duration securities) across the yield curve. Non-dollar securities also benefited from this interest rate environment and performed well. Security selection in U.S. Government agencies and corporates also added to performance.

                                 BALANCED FUND

The fund is managed by two sub-advisors: Aeltus Investment Management oversees the fund's equity portion and BlackRock Advisors oversees the fund's fixed income portion. Aeltus uses a quantitative model that is designed to track the S&P 500 Index closely. The index has posted a steady 3.44% year-to-date by beginning the year strong, then incurring negative returns during March and April, but ended the 2nd quarter with positive returns. Overweighting the Industrial sector as well as security selection within the sector were both additive in the recent months. Microsoft and General Electric added to performance while market volatility has hampered the quantitative approach of the equity portion of the fund. BlackRock uses an investment strategy that expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar, and emerging market securities on an opportunistic basis. A shorter duration position relative to the benchmark has been additive while high yield exposure has detracted from performance. The fixed income portion of the fund has outperformed the Lehman Aggregate Bond Index year to date.

                              VALUE & INCOME FUND

The fund is managed by two sub-advisors with unique and complementary investment approaches to value investing: deep value and relative value. Year to date, the fund has performed in line with its Russell 1000 Value benchmark. Both sector selection and stock selection helped relative returns. Energy, the best performing sector year to date, contributed to returns. Companies with exposure to refining benefited as refining margins remained extremely strong. An underweight to the Financial sector during the second quarter was also positive due to concerns over rising interest rates. Insurance companies, including ManuLife and Hartford Financial reaped the benefits as refinancing activity picked up. The portfolio characteristics remain attractively valued. The fund maintained low price to book and price to earnings ratios and an earnings per share growth rate greater than its benchmark.

                              GROWTH & INCOME FUND

The fund was restructured in May to utilize three sub-advisors, each with a specific role. The structured core component, sub-advised by Goldman Sachs Asset Management, applies a quantitative model and tracks the benchmark risk closely, while the active value and growth components seek to add more value through fundamental stock selection. The complementary sub-advisors are Ark Asset Management and Aronson+Johnson+Ortiz, LP. Year-to-date, the fund's performance lagged the S&P 500 Index primarily due to trends in January, when low quality and low price stocks continued to be rewarded. The fund has had a higher quality bias. Subsequently, as the market normalized, relative performance has improved, especially since the Fund's May restructure. Stock selection since January was strong in a majority of the sectors while sector allocations had less of an impact on relative performance. Top holdings year to date included YAHOO! and Nucor. Specific stocks that detracted from performance included King Pharmaceuticals and BEA Systems.

                               EQUITY GROWTH FUND

The fund is managed by three sub-advisors, each of whom has a specific role in the fund. The fund has a core growth component, sub-advised by RCM, which strives to outperform consistently while the other 2 components strive to add more value through security selection. The fund trailed the Russell 1000 Growth Index year to date. Security selection in Consumer Discretionary and Technology names was the main driver of the fund's underperformance. Many of these names have been impacted by concerns over rising oil prices, which have an adverse effect on both business and consumer spending. Amazon.com was down 12% prior to being sold and Tiffany & Co. was down 15% and is being held due to the company's long-term positive growth prospects. Top performing names in the first half of the year included YAHOO!, Genentech and eBay, Inc.

                               MID-CAP VALUE FUND

The fund outperformed the Russell Mid Cap Value Index year to date. A large portion of the excess return was generated from stock selection in the Healthcare, Consumer Discretionary and Industrial sectors. The portfolio returned 17% vs. the index return of 1% in Healthcare, 7% vs. 5% in Consumer Discretionary and 12% vs. 8% in Industrials. In addition to strong stock selection in Industrials, an overweighting of 11% was also additive. A recent contributor, Charter One Financial, a holding in the portfolio which was acquired by Royal Bank of Scotland, supplied 50 basis points of performance for the second quarter. Other names contributing to outperformance year to date were TXU Corporation, Genuine Parts and Goodrich Corporation. The portfolio remains poised for economic recovery and the sub-advisor expects companies to continue to post strong earnings for the upcoming quarters.

                              MID-CAP GROWTH FUND

The sub-advisor's investment philosophy is to seek high quality growth companies at attractive valuations. For the first half of 2004, the fund posted positive absolute returns, and performed in line with the Russell Mid Cap Growth Index. Both sector selection and stock selection contributed to relative returns, particularly within the Healthcare, Information Technology and Energy sectors. Healthcare equipment and suppliers, Cytyc Corp. and Kinetic Concepts, along with healthcare provider and service company, Caremark RX Inc., boosted the Healthcare performance. Stock selection within Information Technology and an overweight to the top performing Energy sector benefited portfolio returns year to date. The sub-advisor maintains a relatively positive outlook for equities and finds many attractive companies that have quality management teams and earnings growth prospects that are not fully discounted into current prices.

                              SMALL-CAP VALUE FUND

The fund posted strong returns against its benchmark year to date. Given the more normal economic and investment environment, the sub-advisor's "normalized" free cash flow methodology has been rewarded year to date. Stock selection was strong in almost all major economic sectors except for the Consumer and Energy holdings. For example, the fund gained 24.7% and 33.5%, respectively, in the Technology and Materials sectors while the index only returned 3.7% and 12.9% for the same two sectors. In addition, an 8% underweight to the interest rate sensitive Financials sector benefited performance, as Financials were among the weakest performing stocks for the benchmark.

A couple of recent transactions are worth noting. The sub-advisor established a position in Exide Technologies, a leading global battery manufacturer serving the Transportation, Industrial, and Telecommunications markets. Exide recently exited bankruptcy with a much-improved capital structure and the bulk of its restructuring activities behind them. The sub-advisor expects global battery growth to remain steady with the potential for acceleration in hybrid automobiles that are increasingly entering the market.

Another company that has faced a difficult few years and now appears to be emerging from its challenges is Horace Mann. Horace Mann sells property/casualty, life and annuities products, primarily targeting the educator marketplace. Its long-term entrenchment in this market is solid, but reserve miscues in the

2001-2003 timeframe eroded profitability and confidence in the company. New management appears to be righting the ship and earnings have responded accordingly.

                              SPECIAL EQUITY FUND

The Fund is managed by five sub-advisors: two small-cap growth managers, two small-cap value managers, and one small-cap core manager. The Fund trailed the Russell 2000 Index year-to-date. Holdings that detracted from performance were primarily Consumer Discretionary names, such as Alliance Gaming, which lost ground on lower earnings guidance and a delay in regulatory approvals. The sub-advisor subsequently sold this stock. Cashe Inc. was another holding weak on reduced guidance. But with long-term fundamentals intact, the sub-advisor has maintained this position. Stock selection in the Consumer Discretionary sector cost the Fund 1.1% in the relative performance, as the Fund returned 3.4% in this sector compared to the benchmark's 9.1%. Additionally, underweighted positions in the top-performing sectors such as Energy and Materials, which returned 27.0% and 10.7%, respectively, further detracted performance. Positive contributors to performance included Advanced Medical Optics, EGL, Inc. and Thomas & Betts. Strong stock selection in the Financial sector also added to performance.

                             SMALL-CAP GROWTH FUND

The Fund's year-to-date performance trailed that of the Russell 2000 Growth Index benchmark. Sector allocations had a negative impact on performance, as the Fund did not have any holdings in the top-performing Energy sector, which gained 27.0% for the six month period for the benchmark. Having no exposure to the Energy sector cost the Fund 74 basis points year to date. Overall stock selection was relatively strong and offset most of the underperformance. On an individual stock basis, Urban Outfitters was up substantially as a result of strong sales and earnings growth. Ask Jeeves was another strong performer as investors paid more attention to search engine stocks on news of Google's proposed initial public offering. Holdings in Pharmaceutical and Technology companies, however, were challenged during the same time period. Pozen declined after an FDA non-approval letter for one of its experimental migraine drugs. Asyst Technology, Cymer and O2 Micro International were all down due to concerns of slower than anticipated recovery.

                             AGGRESSIVE EQUITY FUND

The fund uses a quantitative growth strategy to identify companies with strong risk adjusted returns and accelerating earnings growth. In the first half of the year, the fund delivered strong absolute returns but trailed the Russell 2000 Growth Index due to the dominance of small caps in the first quarter. This trend reversed in the second quarter, but not enough to rebound from the first quarter's relative performance. Securities within the fund exhibit momentum characteristics the sub-advisor seeks, but several of the names quickly reversed course within the Industrials and Telecom sectors. The fund returned -8.26% and -10.15% to these sectors respectively compared to the returns of the index of 11.61% and 10.21%. AMR Corp and International Steel Group were impacted by this type of price reversal. Top performing names in the first half of the year included Elan Corp. PLC, PalmOne, and Ask Jeeves.

                              HIGH YIELD BOND FUND

Risk taking continued to be rewarded during the first half of 2004 in the high yield space, as lower rated issues, such as B and CCC, benefited from improving credit ratings and better earnings fundamentals. In addition, such issues tend to be less sensitive to rising interest rates compared to higher rated credit sectors, such as BB. The Fund's overweight to the B sector at the expense of BB contributed significantly to performance year to date. Sector allocation decisions also added to performance, including an overweight to the strong performing Chemicals sector and an underweight to the lagging Utilities and Energy sectors.

                           INTERNATIONAL EQUITY FUND

The fund underwent a sub-advisory change in March as the incumbent sub-advisor was replaced with two style specific portfolio management teams from Wellington Management Company LLP and LSV Asset Management. The new structure pairs a growth manager, Wellington, with a value manager, LSV. This coupling achieves the fund objective which is an overall core approach in the international space. The fund underperformed in the first quarter prior to the change due to poor stock selection primarily in the Information Technology sector which trailed the index returns for the sector by 10%. Although relative performance improved during the second quarter, year to date the fund return still lags its benchmark. The largest exposure over the first six months of the year was Financials, which represented 20% of the portfolio. This sector underperformed the benchmark sector return by 2% year to date. Securities in the Industrials and Consumer Staples sectors added 1% over the benchmark through June. Specific names contributing to outperformance in the past few months were Research In Motion, Elan Corp. PLC and Euro Aero Defense. The value space outperformed growth in the second quarter with both styles maintaining a positive outlook for the upcoming quarters.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2004

                                  (UNAUDITED)

                                                        HIGH       INTERMEDIATE
                                        MONEY         QUALITY       GOVERNMENT          CORE                          VALUE &
                                        MARKET          BOND           BOND             BOND          BALANCED         INCOME
                                     ------------   ------------   -------------   --------------   ------------   --------------
ASSETS:
Securities, at cost................  $770,828,447   $697,321,153   $324,076,612    $1,904,154,755   $415,172,316   $2,157,326,432
                                     ============   ============   ============    ==============   ============   ==============
Securities, at value, including
 securities loaned (Note 4)........  $770,828,447   $691,446,402   $323,424,959    $1,894,088,345   $443,970,453   $2,456,142,904
Repurchase agreements (cost equals
 market)...........................    73,370,516      4,127,121     15,865,420        10,592,077     22,095,743       76,578,761
Cash...............................         3,000             --             --           140,028            935               --
Cash segregated as collateral for
 futures contracts.................            --             --             --                --             --               --
Receivable for securities sold.....            --             --        427,500       196,186,828     21,196,014        7,180,238
Unrealized appreciation on foreign
 currency forward contracts........            --             --             --         2,148,462        144,543               --
Variation margin...................            --             --             --           215,861         34,431               --
Interest receivable................     1,179,136      4,304,657      2,024,909        12,304,619      1,182,729            4,036
Dividends receivable...............            --             --             --                --        340,341        4,162,197
Foreign tax reclaim receivable.....            --             --             --                --             --           13,848
Receivable from Advisor............            --             --          1,214                --          3,520               --
Receivable from securities
 lending...........................            --          2,518             --            35,147          4,429           15,975
                                     ------------   ------------   ------------    --------------   ------------   --------------
Total assets.......................   845,381,099    699,880,698    341,744,002     2,115,711,367    488,973,138    2,544,097,959
                                     ------------   ------------   ------------    --------------   ------------   --------------
LIABILITIES:
Due to custodian...................            --             --         10,729                --             --               --
Collateral for securities loaned...            --     24,997,500     45,646,702       156,127,635     20,635,702      111,318,106
Payable for securities purchased...            --      1,999,934     20,048,185       430,776,786     42,572,636       19,622,935
Securities sold short, at value
 (proceeds $15,107,048 and
 $4,262,938, respectively).........            --             --             --        15,211,976      4,295,157               --
Written options, at value (premium
 $147,923 and $4,744,
 respectively).....................            --             --             --           156,938          5,062               --
Unrealized depreciation on foreign
 currency forward contracts........            --             --             --         3,297,065        253,128               --
Investment advisory fees...........       193,922        211,953         87,342           470,930        169,374          963,592
Accrued expenses...................        59,052         35,965          2,853            57,963         18,562           27,233
Contingent Liability (Note 6)......            --             --             --                --             --               --
                                     ------------   ------------   ------------    --------------   ------------   --------------
Total liabilities..................       252,974     27,245,352     65,795,811       606,099,293     67,949,621      131,931,866
                                     ------------   ------------   ------------    --------------   ------------   --------------
NET ASSETS.........................  $845,128,125   $672,635,346   $275,948,191    $1,509,612,074   $421,023,517   $2,412,166,093
                                     ============   ============   ============    ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital....................  $845,128,125   $678,510,097   $276,599,844    $1,520,966,654   $392,296,034   $2,113,349,621
Net unrealized appreciation
 (depreciation) on securities......            --     (5,874,751)      (651,653)      (10,066,410)    28,798,137      298,816,472
Net unrealized appreciation
 (depreciation) on futures, written
 options and short sales...........            --             --             --          (206,447)        36,398               --
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies........................            --             --             --        (1,081,723)      (107,052)              --
                                     ------------   ------------   ------------    --------------   ------------   --------------
NET ASSETS.........................  $845,128,125   $672,635,346   $275,948,191    $1,509,612,074   $421,023,517   $2,412,166,093
                                     ============   ============   ============    ==============   ============   ==============

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP
              INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

          $1,104,183,835   $1,884,207,104   $280,497,576   $208,828,532   $141,802,859   $1,198,971,455   $110,573,181
          ==============   ==============   ============   ============   ============   ==============   ============
          $1,134,319,520   $2,088,139,890   $308,025,071   $222,181,935   $162,251,244   $1,449,761,925   $122,590,674
              20,052,829       71,707,881     20,419,580      7,201,699      7,795,810       43,954,894      4,660,255
                      --           38,500             --             --             --               --             --
                 150,000               --             --             --             --               --             --
              12,649,531       24,563,342      6,128,727      1,681,856             --       13,507,327        272,242
                      --              520             --             --             --            1,224             --
                   7,431               --             --             --             --           26,950             --
                   2,128            3,063            899            865            602            4,631            669
               1,106,385        1,259,801        269,138        101,560        261,423          846,195         45,384
                      --            6,975          1,046             --             --            1,106             77
                      --               --          3,130          1,701          4,706               --          5,932
                  35,476           16,545          5,433          4,397          1,706           35,096          2,242
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
           1,168,323,300    2,185,736,517    334,853,024    231,174,013    170,315,491    1,508,139,348    127,577,475
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

                 526,585               --             --             --             --               --             --
              68,700,182       77,777,988     23,156,725     28,391,591     18,382,475      149,341,341     22,389,826
              17,334,531       18,258,485     10,942,619      2,709,782        186,206       14,695,070        924,539

                      --               --             --             --             --               --             --

                      --               --             --             --             --               --             --
                      --           21,226             --             --             --            1,583             --
                 579,740        1,150,017        174,396        126,887        107,867          949,337         77,920
                  46,727           71,266         36,656         37,427         23,746           66,893         25,472
                      --               --             --             --             --               --             --
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
              87,187,765       97,278,982     34,310,396     31,265,687     18,700,294      165,054,224     23,417,757
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
          $1,081,135,535   $2,088,457,535   $300,542,628   $199,908,326   $151,615,197   $1,343,085,124   $104,159,718
          ==============   ==============   ============   ============   ============   ==============   ============

          $1,050,978,618   $1,884,563,623   $273,015,133   $186,554,923   $131,166,812   $1,092,111,852   $ 92,142,225
              30,135,685      203,932,786     27,527,495     13,353,403     20,448,385      250,790,470     12,017,493

                  21,232               --             --             --             --          183,330             --

                      --          (38,874)            --             --             --             (528)            --
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
          $1,081,135,535   $2,088,457,535   $300,542,628   $199,908,326   $151,615,197   $1,343,085,124   $104,159,718
          ==============   ==============   ============   ============   ============   ==============   ============

            AGGRESSIVE     HIGH YIELD    INTERNATIONAL
              EQUITY          BOND           EQUITY
           ------------   ------------   --------------

           $415,076,950   $279,451,780   $1,212,029,298
           ============   ============   ==============
           $476,678,515   $287,624,701   $1,282,239,822
             12,574,922     14,583,578       35,896,640
                 85,596         22,267               --
                     --             --               --
             19,042,030      1,759,917        6,193,567
                     --             86           21,459
                     --             --               --
                  2,983      6,155,853            4,515
                170,230             --        3,080,413
                     --             --          901,780
                  9,403            586               --
                 15,180             --          162,353
           ------------   ------------   --------------
            508,578,859    310,146,988    1,328,500,549
           ------------   ------------   --------------

                     --             --        2,004,055
            103,920,054             --      149,021,635
             17,281,090      4,744,323        1,809,781

                     --             --               --

                     --             --               --
                     --             --           34,351
                323,124        149,275          775,221
                 59,982         30,605           20,561
                     --             --               --
           ------------   ------------   --------------
            121,584,250      4,924,203      153,665,604
           ------------   ------------   --------------
           $386,994,609   $305,222,785   $1,174,834,945
           ============   ============   ==============

           $325,393,044   $297,051,311   $1,104,581,850
             61,601,565      8,172,921       70,210,524

                     --             --               --

                     --         (1,447)          42,571
           ------------   ------------   --------------
           $386,994,609   $305,222,785   $1,174,834,945
           ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                             HIGH       INTERMEDIATE
                                               MONEY        QUALITY      GOVERNMENT        CORE                        VALUE &
                                               MARKET        BOND           BOND           BOND         BALANCED        INCOME
                                             ----------   -----------   ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):
Interest income............................  $4,766,132   $ 9,289,558   $ 3,549,168    $ 27,832,213   $  2,816,469   $    253,414
Securities lending income (net)............          --        16,993        75,805         208,867         23,969         71,204
Dividend income............................          --            --            --              --      2,215,018     23,432,364
Less: withholding taxes....................          --            --            --              --             --        (87,331)
                                             ----------   -----------   -----------    ------------   ------------   ------------
Total income...............................   4,766,132     9,306,551     3,624,973      28,041,080      5,055,456     23,669,651
                                             ----------   -----------   -----------    ------------   ------------   ------------
EXPENSES:
Investment advisory fees...................   1,012,928     1,136,638       477,255       2,588,272        950,503      5,227,557
Custody fees...............................      81,493        66,071        31,588         224,628         83,545        203,677
Audit fees.................................      12,804        12,997        12,380          15,298         13,467         17,463
Legal fees.................................       3,180         2,011         2,376           4,638          1,342          9,840
Reports to shareholders....................       2,896         1,374         3,267           3,118            741          4,752
Miscellaneous fees.........................       2,678         2,118           907           4,846          1,411          7,331
                                             ----------   -----------   -----------    ------------   ------------   ------------
Total expenses.............................   1,115,979     1,221,209       527,773       2,840,800      1,051,009      5,470,620
Expenses reimbursed by the Advisor.........          --            --        (1,214)             --         (3,520)            --
                                             ----------   -----------   -----------    ------------   ------------   ------------
NET EXPENSES...............................   1,115,979     1,221,209       526,559       2,840,800      1,047,489      5,470,620
                                             ----------   -----------   -----------    ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)...............   3,650,153     8,085,342     3,098,414      25,200,280      4,007,967     18,199,031
                                             ----------   -----------   -----------    ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON SECURITIES, FUTURES, WRITTEN OPTIONS,
 SHORT SALES AND FOREIGN CURRENCIES:
Net realized gains (losses) on
 securities................................     (68,909)    1,231,254    (2,709,348)     (1,885,020)    13,373,670     90,411,030
Net realized gains (losses) on futures,
 written options and short sales...........          --            --            --       1,172,113           (726)            --
Net realized gains (losses) on foreign
 currency transactions.....................          --            --            --        (616,282)      (254,334)            --
Net change in unrealized appreciation
 (depreciation) on securities..............          --    (8,960,000)   (1,997,755)    (29,058,751)   (10,163,983)   (15,507,326)
Net change in unrealized appreciation
 (depreciation) on futures, written options
 and short sales...........................          --            --            --       1,239,943        231,487             --
Net change in unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies.....          --            --            --       7,940,491        762,686             --
                                             ----------   -----------   -----------    ------------   ------------   ------------
Net realized and unrealized gains (losses)
 on securities, futures, written options,
 short sales and foreign currencies........     (68,909)   (7,728,746)   (4,707,103)    (21,207,506)     3,948,800     74,903,704
                                             ----------   -----------   -----------    ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................  $3,581,244   $   356,596   $(1,608,689)   $  3,992,774   $  7,956,767   $ 93,102,735
                                             ==========   ===========   ===========    ============   ============   ============

                       See notes to financial statements.

            GROWTH &       EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE
             INCOME        GROWTH         VALUE        GROWTH         VALUE         EQUITY        GROWTH        EQUITY
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------

          $    230,607   $   168,507   $    36,015   $    12,962   $    13,743   $    110,503   $     7,969   $    21,649
                27,349        54,490        27,382        16,775         9,536        232,019        15,196        96,965
             7,687,326     8,815,377     1,360,242       398,454       674,332      5,841,543       212,807       795,751
                (3,603)      (43,815)      (20,975)       (1,445)           --         (3,855)       (1,486)      (13,124)
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
             7,941,679     8,994,559     1,402,664       426,746       697,611      6,180,210       234,486       901,241
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
             3,180,338     6,287,896       866,861       674,284       523,645      5,290,810       419,676     1,799,072
               108,181       196,097        43,161        28,362        26,321        165,241        27,526        36,002
                14,290        16,420        10,883        10,807         9,485         15,724         9,448        12,123
                 4,831         6,243           670           484           351          4,021           273         2,668
                 3,380         4,180           533           375           260          2,693           189         1,935
                 3,477         6,521           778           568           417          4,203           333         1,224
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
             3,314,497     6,517,357       922,886       714,880       560,479      5,482,692       457,445     1,853,024
                    --            --       (16,556)      (11,988)      (17,242)            --       (23,297)         (325)
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
             3,314,497     6,517,357       906,330       702,892       543,237      5,482,692       434,148     1,852,699
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
             4,627,182     2,477,202       496,334      (276,146)      154,374        697,518      (199,662)     (951,458)
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------

           119,468,561    18,731,674    22,745,860    15,111,102     6,971,768     85,823,821     5,015,582    16,139,926
               150,461            --            --            --            --         56,025            --            --
                    --      (150,638)           --            --            --            (85)           --            --
           (97,805,090)    3,747,927     2,476,029    (2,848,605)    5,100,682    (29,330,197)   (1,192,971)      836,808

                (8,896)           --            --            --            --         80,270            --            --

                    --       213,883            --            --            --           (528)           --            --
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------

            21,805,036    22,542,846    25,221,889    12,262,497    12,072,450     56,629,306     3,822,611    16,976,734
          ------------   -----------   -----------   -----------   -----------   ------------   -----------   -----------
          $ 26,432,218   $25,020,048   $25,718,223   $11,986,351   $12,226,824   $ 57,326,824   $ 3,622,949   $16,025,276
          ============   ===========   ===========   ===========   ===========   ============   ===========   ===========

           HIGH YIELD    INTERNATIONAL
              BOND          EQUITY
           -----------   -------------

           $12,580,436   $    119,764
                    --        520,055
               112,696     19,099,975
                    --     (2,313,327)
           -----------   ------------
            12,693,132     17,426,467
           -----------   ------------
               798,923      4,186,963
                41,960        497,006
                12,274         15,973
                 2,307          4,779
                   605          3,370
                   946          3,435
           -----------   ------------
               857,015      4,711,526
                  (586)            --
           -----------   ------------
               856,429      4,711,526
           -----------   ------------
            11,836,703     12,714,941
           -----------   ------------

               554,115    101,904,670
                    --             --
                29,113     (1,364,281)
            (8,101,423)   (70,424,330)

                    --             --

                (1,447)     1,235,860
           -----------   ------------

            (7,519,642)    31,351,919
           -----------   ------------
           $ 4,317,061   $ 44,066,860
           ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2004

                                  (UNAUDITED)

                                                       HIGH        INTERMEDIATE
                                      MONEY           QUALITY       GOVERNMENT          CORE                          VALUE &
                                     MARKET            BOND            BOND             BOND          BALANCED         INCOME
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM OPERATIONS:
Net investment income (loss)...  $     3,650,153   $   8,085,342   $  3,098,414    $   25,200,280   $  4,007,967   $   18,199,031
Net realized gains (losses) on
 securities....................          (68,909)      1,231,254     (2,709,348)       (1,885,020)    13,373,670       90,411,030
Net realized gains (losses) on
 futures, written options and
 short sales...................               --              --             --         1,172,113           (726)              --
Net realized gains (losses) on
 foreign currency
 transactions..................               --              --             --          (616,282)      (254,334)              --
Net change in unrealized
 appreciation (depreciation) on
 securities....................               --      (8,960,000)    (1,997,755)      (29,058,751)   (10,163,983)     (15,507,326)
Net change in unrealized
 appreciation (depreciation) on
 futures, written options and
 short sales...................               --              --             --         1,239,943        231,487               --
Net change in unrealized
 appreciation (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies....................               --              --             --         7,940,491        762,686               --
                                 ---------------   -------------   ------------    --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations....................        3,581,244         356,596     (1,608,689)        3,992,774      7,956,767       93,102,735
                                 ---------------   -------------   ------------    --------------   ------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
 invested......................    1,192,333,849     172,595,010     73,035,822       255,045,326     44,852,163      376,880,139
Value of capital withdrawn.....   (1,150,359,566)   (123,064,594)   (60,998,930)     (218,213,033)   (65,871,245)    (255,902,516)
                                 ---------------   -------------   ------------    --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from capital
 transactions..................       41,974,283      49,530,416     12,036,892        36,832,293    (21,019,082)     120,977,623
                                 ---------------   -------------   ------------    --------------   ------------   --------------
Net increase (decrease) in net
 assets........................       45,555,527      49,887,012     10,428,203        40,825,067    (13,062,315)     214,080,358
NET ASSETS:
Beginning of period............      799,572,598     622,748,334    265,519,988     1,468,787,007    434,085,832    2,198,085,735
                                 ---------------   -------------   ------------    --------------   ------------   --------------
End of period..................  $   845,128,125   $ 672,635,346   $275,948,191    $1,509,612,074   $421,023,517   $2,412,166,093
                                 ===============   =============   ============    ==============   ============   ==============

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP
              INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

          $    4,627,182   $    2,477,202   $    496,334   $   (276,146)  $    154,374   $      697,518   $   (199,662)
             119,468,561       18,731,674     22,745,860     15,111,102      6,971,768       85,823,821      5,015,582

                 150,461               --             --             --             --           56,025             --

                      --         (150,638)            --             --             --              (85)            --

             (97,805,090)       3,747,927      2,476,029     (2,848,605)     5,100,682      (29,330,197)    (1,192,971)

                  (8,896)              --             --             --             --           80,270             --

                      --          213,883             --             --             --             (528)            --
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

              26,432,218       25,020,048     25,718,223     11,986,351     12,226,824       57,326,824      3,622,949
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

             141,899,754      317,065,640     88,560,214     43,118,632     52,441,847      260,010,999     31,504,434
            (150,585,769)    (229,264,853)   (29,928,928)   (20,944,531)   (13,940,932)    (244,853,824)   (14,557,308)
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

              (8,686,015)      87,800,787     58,631,286     22,174,101     38,500,915       15,157,175     16,947,126
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
              17,746,203      112,820,835     84,349,509     34,160,452     50,727,739       72,483,999     20,570,075

           1,063,389,332    1,975,636,700    216,193,119    165,747,874    100,887,458    1,270,601,125     83,589,643
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
          $1,081,135,535   $2,088,457,535   $300,542,628   $199,908,326   $151,615,197   $1,343,085,124   $104,159,718
          ==============   ==============   ============   ============   ============   ==============   ============

            AGGRESSIVE     HIGH YIELD    INTERNATIONAL
              EQUITY          BOND           EQUITY
           ------------   ------------   --------------

           $   (951,458)  $ 11,836,703   $   12,714,941
             16,139,926        554,115      101,904,670

                     --             --               --

                     --         29,113       (1,364,281)

                836,808     (8,101,423)     (70,424,330)

                     --             --               --

                     --         (1,447)       1,235,860
           ------------   ------------   --------------

             16,025,276      4,317,061       44,066,860
           ------------   ------------   --------------

             81,872,511     66,381,875      209,369,141
            (82,236,188)   (48,176,925)    (127,634,952)
           ------------   ------------   --------------

               (363,677)    18,204,950       81,734,189
           ------------   ------------   --------------
             15,661,599     22,522,011      125,801,049

            371,333,010    282,700,774    1,049,033,896
           ------------   ------------   --------------
           $386,994,609   $305,222,785   $1,174,834,945
           ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       HIGH        INTERMEDIATE
                                      MONEY           QUALITY       GOVERNMENT          CORE                          VALUE &
                                     MARKET            BOND            BOND             BOND          BALANCED         INCOME
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM OPERATIONS:
Net investment income (loss)...  $     9,979,725   $  17,159,281   $  9,450,274    $   44,628,727   $  8,599,312   $   34,499,497
Net realized gains (losses) on
 securities....................            2,502       1,053,699      9,090,837        33,834,691     (2,378,526)     (14,947,882)
Net realized gains (losses) on
 futures, written options and
 short sales...................               --              --             --        (7,377,329)      (381,773)              --
Net realized gains (losses) on
 foreign currency
 transactions..................               --              --             --        (9,734,134)    (1,376,703)              --
Net change in unrealized
 appreciation (depreciation) on
 securities....................               --      (6,996,509)   (12,217,945)       (7,048,140)    61,359,689      432,326,774
Net change in unrealized
 appreciation (depreciation) on
 futures, written options and
 short sales...................               --              --             --         4,245,398        320,215               --
Net change in unrealized
 appreciation (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies....................               --              --             --        (8,285,094)      (677,257)              --
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations....................        9,982,227      11,216,471      6,323,166        50,264,119     65,464,957      451,878,389
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
 invested......................    4,895,275,949     443,551,095    136,326,640     1,006,604,253     87,161,756      787,647,945
Value of capital withdrawn.....   (4,970,458,524)   (271,034,250)  (235,135,208)     (587,705,969)   (94,286,493)    (594,600,404)
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from capital
 transactions..................      (75,182,575)    172,516,845    (98,808,568)      418,898,284     (7,124,737)     193,047,541
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets........................      (65,200,348)    183,733,316    (92,485,402)      469,162,403     58,340,220      644,925,930
NET ASSETS:
Beginning of year..............      864,772,946     439,015,018    358,005,390       999,624,604    375,745,612    1,553,159,805
                                 ---------------   -------------   -------------   --------------   ------------   --------------
End of year....................  $   799,572,598   $ 622,748,334   $265,519,988    $1,468,787,007   $434,085,832   $2,198,085,735
                                 ===============   =============   =============   ==============   ============   ==============

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL         SMALL-CAP
              INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH
          --------------   --------------   ------------   ------------   ------------   --------------   -------------

          $    9,209,845   $    5,160,875   $    630,628   $   (295,799)  $    661,360   $     (259,523)   $   (78,423)
             (18,757,982)     (53,877,311)    16,382,379      7,924,068      3,460,669       93,446,698      3,962,414

                 393,990               --             --             --             --        1,993,411             --

                      --         (448,279)            12             --             --               --             --

             212,270,922      409,432,264     26,563,475     16,015,678     16,155,804      300,788,244     12,202,135

                 183,859               --             --             --             --          229,855             --

                      --         (253,185)            --             --             --               --             --
          --------------   --------------   ------------   ------------   ------------   --------------    -----------

             203,300,634      360,014,364     43,576,494     23,643,947     20,277,833      396,198,685     16,086,126
          --------------   --------------   ------------   ------------   ------------   --------------    -----------

             426,163,342      842,583,806    152,858,411    117,035,920     74,205,600      619,304,338     60,627,113
            (365,696,147)    (373,850,553)   (27,871,166)   (19,202,750)   (11,516,201)    (750,860,756)    (9,645,051)
          --------------   --------------   ------------   ------------   ------------   --------------    -----------

              60,467,195      468,733,253    124,987,245     97,833,170     62,689,399     (131,556,418)    50,982,062
          --------------   --------------   ------------   ------------   ------------   --------------    -----------
             263,767,829      828,747,617    168,563,739    121,477,117     82,967,232      264,642,267     67,068,188
             799,621,503    1,146,889,083     47,629,380     44,270,757     17,920,226    1,005,958,858     16,521,455
          --------------   --------------   ------------   ------------   ------------   --------------    -----------
          $1,063,389,332   $1,975,636,700   $216,193,119   $165,747,874   $100,887,458   $1,270,601,125    $83,589,643
          ==============   ==============   ============   ============   ============   ==============    ===========

            AGGRESSIVE      HIGH YIELD      INTERNATIONAL
              EQUITY           BOND            EQUITY
           -------------   -------------   ---------------

           $  (1,976,889)  $  21,480,918   $     8,873,734
              28,566,283      14,222,810       (29,216,895)

                      --              --                --

                      --              --         4,292,233

              56,018,993      23,379,451       279,190,953

                      --              --                --

                      --              --        (2,877,612)
           -------------   -------------   ---------------

              82,608,387      59,083,179       260,262,413
           -------------   -------------   ---------------

             219,225,766     164,492,103     1,663,422,826
            (242,800,742)   (148,960,043)   (1,531,539,691)
           -------------   -------------   ---------------

             (23,574,976)     15,532,060       131,883,135
           -------------   -------------   ---------------
              59,033,411      74,615,239       392,145,548
             312,299,599     208,085,535       656,888,348
           -------------   -------------   ---------------
           $ 371,333,010   $ 282,700,774   $ 1,049,033,896
           =============   =============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 54.3%
$34,260,000   Barclays U.S. Funding LLC,
                1.21%, 07/22/04..............  $ 34,235,818
  8,100,000   Canadian Imperial Bank,
                1.03%, 07/01/04..............     8,100,000
 23,000,000   CIT Group, Inc. -- 144A,
                1.17%, 07/06/04..............    22,996,262
 33,985,000   Citigroup, Inc.,
                1.27%, 07/26/04..............    33,988,029
 10,000,000   Coca-Cola, Inc. -- 144A,
                1.11%, 07/13/04..............     9,996,300
 25,000,000   Credit Suisse First Boston USA,
                Inc.,
                1.10%, 07/14/04..............    24,990,069
  4,422,000   Credit Suisse First Boston USA,
                Inc.,
                1.07%, 07/16/04..............     4,420,028
 25,000,000   Edison Asset Securitization
                LLC -- 144A,
                1.05%, 07/07/04..............    24,995,625
  8,000,000   General Motors Acceptance
                Corp.,
                1.29%, 07/09/04..............     7,997,707
 18,872,000   Household Finance Corp.,
                1.06%, 07/06/04..............    18,869,222
 15,000,000   HSBC USA, Inc.,
                1.30%, 08/03/04..............    14,982,125
 20,302,000   International Lease Finance
                Corp.,
                1.05%, 07/08/04..............    20,297,855
 19,000,000   J.P. Morgan Chase &
                Company -- 144A,
                1.05%, 07/12/04..............    18,993,904
  7,400,000   Kellogg Company -- 144A,
                1.15%, 07/09/04..............     7,398,109
 28,958,000   Lockhart Funding LLC -- 144A,
                1.17%, 07/19/04..............    28,941,060
 17,000,000   Marshall & Ilsley Corp.,
                1.09%, 07/06/04..............    16,997,426
 29,383,000   Morgan Stanley,
                1.06%, 07/01/04..............    29,383,000
 22,811,000   National Rural Utilities
                Cooperative Finance Corp.,
                1.23%, 07/20/04..............    22,796,192
 15,000,000   Procter & Gamble Company,
                1.06%, 07/06/04..............    14,997,792
 15,000,000   Procter & Gamble Company,
                1.28%, 08/10/04..............    14,978,667
  1,097,000   Progress Energy, Inc. -- 144A,
                1.25%, 07/06/04..............     1,096,810

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$ 5,428,000   Progress Energy, Inc. -- 144A,
                1.25%, 07/12/04..............  $  5,425,927
 25,000,000   Rabobank USA Financial Corp.,
                1.18%, 07/21/04..............    24,983,611
  6,119,000   Starbird Funding Corp. -- 144A,
                1.12%, 07/07/04..............     6,117,858
 23,758,000   Three Pillars Funding
                Company -- 144A,
                1.06%, 07/01/04..............    23,758,000
 17,358,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.15%, 07/20/04..............    17,347,465
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $459,084,861)................   459,084,861
                                               ------------
              DOMESTIC CERTIFICATES OF DEPOSIT -- 7.0%
 25,000,000   Toronto Dominion Holdings,
                1.10%, 09/01/04..............    25,000,000
 34,390,000   Wells Fargo Bank NA,
                1.30%, 07/28/04..............    34,390,000
                                               ------------
              TOTAL DOMESTIC CERTIFICATES OF
                DEPOSIT (Cost $59,390,000)...    59,390,000
                                               ------------
              FOREIGN CERTIFICATE OF DEPOSIT -- 1.8%
 15,000,000   Canadian Imperial Bank,
                1.46%, 11/17/04 (Cost
                $14,999,506).................    14,999,506
                                               ------------
              MEDIUM TERM CORPORATE NOTE -- 1.5%
 13,000,000   Caterpillar Financial Service
                Corp., Floating Rate,
                1.24% (**), 07/09/04 (Cost
                $13,000,000).................    13,000,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 21.8%
              FANNIE MAE -- 12.5%
 16,500,000   6.50%, 08/15/04................    16,555,572
  8,900,000   1.24%, 11/03/04................     8,861,681
 21,100,000   1.60%, 12/29/04................    21,100,000
 25,000,000   2.07%, 04/29/05................    24,566,924
 20,200,000   Floating Rate,
                1.31% (**), 02/14/05.........    20,200,000
 14,100,000   Floating Rate,
                1.09% (**), 06/09/05.........    14,100,734
                                               ------------
                                                105,384,911
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              FEDERAL HOME LOAN BANK -- 5.2%
$ 7,650,000   1.47%, 02/01/05................  $  7,650,000
 20,200,000   1.40%, 03/01/05................    20,199,588
 16,500,000   1.66%, 05/16/05................    16,519,551
                                               ------------
                                                 44,369,139
                                               ------------
              FREDDIE MAC -- 4.1%
 20,200,000   Floating Rate,
                1.22% (**), 02/14/05.........    20,200,000
 14,100,000   Floating Rate,
                1.10% (**), 10/07/05.........    14,100,000
                                               ------------
                                                 34,300,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $184,054,050)................   184,054,050
                                               ------------
              SHORT TERM CORPORATE NOTES -- 4.8%
  8,000,000   American Express Credit
                Company, Floating Rate,
                1.20% (**), 04/05/05.........     8,000,000
 18,300,000   Bank of America Corp., Floating
                Rate,
                1.26% (**), 07/02/04.........    18,300,030
 14,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.23% (**), 03/11/05.........    14,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $40,300,030).....    40,300,030
                                               ------------
              TOTAL SECURITIES (Cost
                $770,828,447)................   770,828,447
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 8.7%
$73,370,000   With Goldman Sachs, dated
                06/30/04, 1.44%, due
                07/01/04, repurchase proceeds
                at maturity $73,372,935
                (Collateralized by Fannie
                Mae, 5.27%, due 07/01/32,
                with a value of
                $74,838,139).................  $ 73,370,000
        516   With Investors Bank & Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $516
                (Collateralized by Fannie
                Mae, 5.27%, due 07/01/32,
                with a value of $542)........           516
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $73,370,516)...........    73,370,516
                                               ------------
              Total Investments -- 99.9%
                (Cost $844,198,963)..........   844,198,963
              Other assets less
                liabilities -- 0.1%..........       929,162
                                               ------------
              NET ASSETS -- 100.0%...........  $845,128,125
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $844,198,963.
---------------

** Variable rate security. The rate shown was in effect at June 30, 2004.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 79.2%
              BANKS -- 17.6%
$ 1,000,000   Abbey National PLC, Series
                EMTN,
                6.69%, 10/17/05..............  $  1,049,543
  6,490,000   ABN AMRO Bank NV,
                7.25%, 05/31/05..............     6,758,537
  5,000,000   Amsouth Bank NA, Series BKNT,
                Floating Rate,
                1.20%, 01/20/06(a)...........     5,003,090
  3,000,000   Bank of America Corp.,
                7.75%, 08/15/04..............     3,019,875
  1,000,000   Bank of America Corp.,
                6.20%, 02/15/06..............     1,055,390
  2,000,000   Bank of America Corp.,
                5.25%, 02/01/07..............     2,087,822
  2,000,000   Bank of America Corp.,
                7.13%, 03/01/09..............     2,219,620
  1,500,000   Bank of America Corp., Series
                MTN1, Floating Rate,
                1.54%, 08/26/05(a)...........     1,503,938
  4,100,000   Bank of Montreal-Chicago,
                6.10%, 09/15/05..............     4,257,038
  3,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     3,312,984
  2,000,000   Bank Boston NA, Series BKNT,
                6.38%, 04/15/08..............     2,159,892
  1,000,000   Bayerische Landesbank,
                4.13%, 01/14/05..............     1,010,429
  2,500,000   Deutsche Bank Financial,
                6.70%, 12/13/06..............     2,695,523
  7,000,000   Fifth Third Bank,
                6.75%, 07/15/05..............     7,291,913
  5,000,000   HBOS Treasury Services PLC --
                144A, Floating Rate,
                1.22%, 01/12/07(a)...........     5,007,385
  2,280,000   HSBC Bank PLC,
                8.63%, 12/15/04..............     2,345,949
    500,000   Inter-American Development
                Bank,
                8.40%, 09/01/09..............       595,955
  5,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     5,240,680
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,082,460
  5,000,000   National City Bank, Series
                BKNT,
                2.70%, 08/24/09..............     4,862,965
  1,000,000   National Westminster Bank,
                7.38%, 10/01/09..............     1,133,982

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 5,000,000   National Westminster Bank,
                Series EMTN, Floating Rate,
                1.74%, 10/14/09(a)...........  $  5,003,810
  6,115,000   Nordea Bank (Finland),
                6.50%, 01/15/06..............     6,453,331
  5,000,000   SouthTrust NA, Series BKNT,
                Floating Rate,
                1.42%, 12/14/05(a)...........     4,999,825
  4,000,000   SunTrust Banks, Inc., Series
                BKNT, Floating Rate,
                1.11%, 10/03/05(a)...........     4,003,280
  3,000,000   Svenska Handelsbanken,
                8.13%, 08/15/07..............     3,372,717
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,254,004
  1,500,000   U.S. Bancorp,
                7.63%, 05/01/05..............     1,562,307
  3,000,000   U.S. Bancorp, Series MTNN,
                5.10%, 07/15/07..............     3,129,279
  2,145,000   U.S. Bank NA Minnesota, Series
                BKNT,
                7.30%, 08/15/05..............     2,246,160
  3,500,000   U.S. Central Credit Union,
                2.75%, 05/30/08..............     3,344,978
  3,000,000   US Bank NA, Floating Rate,
                1.36%, 12/05/05(b)...........     3,002,637
  6,000,000   Wachovia Corp.,
                7.55%, 08/18/05..............     6,323,616
  2,000,000   Wells Fargo & Company,
                Floating Rate,
                1.56%, 06/12/06(a)...........     2,003,260
  4,000,000   Wells Fargo & Company,
                Floating Rate,
                1.61%, 09/15/06(a)...........     4,006,744
  1,000,000   Wells Fargo & Company, Series
                MTNH,
                6.75%, 10/01/06..............     1,079,168
                                               ------------
                                                118,480,086
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.4%
  2,500,000   First Data Corp.,
                6.75%, 07/15/05..............     2,604,535
                                               ------------
              FINANCIAL SERVICES -- 9.8%
  4,000,000   Associates Corp. NA, Series
                MTNH,
                7.63%, 04/27/05..............     4,169,640
  6,000,000   Bear Stearns Companies, Inc.,
                Series MTNB, Floating Rate,
                1.80%, 06/19/06(a)...........     6,024,012

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............  $  4,935,315
  4,500,000   Citigroup, Inc., Floating Rate,
                1.40%, 06/04/07(a)...........     4,499,789
  1,370,000   General Electric Capital Corp.,
                8.30%, 09/20/09..............     1,606,709
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,131,336
  6,000,000   Goldman Sachs Group, Inc.,
                Series MTN1, Floating Rate,
                1.28%, 01/09/07(a)...........     6,008,676
  8,000,000   Heller Financial, Inc.,
                8.00%, 06/15/05..............     8,404,095
  1,000,000   Heller Financial, Inc.,
                6.38%, 03/15/06..............     1,058,081
  2,000,000   Lehman Brothers Holdings, Inc.,
                6.25%, 05/15/06..............     2,111,190
  7,000,000   Lehman Brothers Holdings, Inc.,
                8.25%, 06/15/07..............     7,876,589
  4,500,000   Morgan Stanley,
                6.10%, 04/15/06..............     4,736,403
  3,000,000   Morgan Stanley, Floating Rate,
                1.28%, 01/12/07(a)...........     3,005,088
  3,000,000   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     2,937,420
  2,500,000   Toyota Motor Credit Corp.,
                Series MTN, Floating Rate,
                1.23%, 09/09/05(b)...........     2,502,408
  5,000,000   Wells Fargo Financial,
                6.75%, 06/01/05..............     5,193,465
                                               ------------
                                                 66,200,216
                                               ------------
              OIL, COAL AND GAS -- 1.3%
  3,500,000   ConocoPhillips,
                8.75%, 05/25/10..............     4,235,259
  3,760,000   Tosco Corp.,
                7.25%, 01/01/07..............     4,081,991
                                               ------------
                                                  8,317,250
                                               ------------
              PHARMACEUTICALS -- 1.1%
  3,000,000   Abbott Laboratories,
                5.63%, 07/01/06..............     3,150,393
  4,000,000   Merck & Company, Inc.,
                5.25%, 07/01/06..............     4,179,684
                                               ------------
                                                  7,330,077
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 11.2%
$ 4,846,925   Capital One Auto Finance Trust,
                Series 2001-A, Class A4,
                5.40%, 05/15/08..............  $  4,957,930
  2,000,000   Capital One Auto Finance Trust,
                Series 2003-A, Class A3A,
                1.83%, 10/15/07..............     1,988,359
  4,500,000   Carmax Auto Owner Trust, Series
                2004-1, Class A3,
                2.66%, 05/15/08..............     4,464,185
  7,500,000   Fifth Third Auto Trust, Series
                2004-A, Class A4,
                3.70%, 10/20/11..............     7,532,813
  2,000,000   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............     1,999,934
  3,000,000   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,935,103
     52,005   Household Automotive Trust,
                Series 2001-2, Class A3,
                4.83%, 03/17/06..............        52,122
  1,978,572   Household Automotive Trust,
                Series 2002-1, Class A3,
                3.75%, 09/18/06..............     1,993,017
  2,000,000   Household Automotive Trust,
                Series 2003-1, Class A3,
                1.73%, 12/17/07..............     1,989,953
  3,250,000   Onyx Acceptance Auto Trust,
                Series 2002-D, Class A4,
                3.10%, 07/15/09..............     3,254,096
  1,500,000   Onyx Acceptance Auto Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............     1,482,543
  2,966,685   Provident Auto Lease ABS Trust,
                Series 1999-1, Class A2,
                7.03%, 01/14/12..............     3,109,456
    524,211   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A4,
                5.81%, 08/15/06..............       530,461
  2,200,000   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............     2,290,142
  4,000,000   SSB Auto Loan Trust, Series
                2002-1, Class A3,
                2.37%, 09/15/06..............     4,011,644
  4,250,000   Susquehanna Auto Lease Trust,
                Series 2003-1, Class A3,
                2.46%, 01/14/07..............     4,243,377

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 8,000,000   Volkswagen Auto Loan Enhanced
                Trust, Series 2003-2, Class
                A3,
                2.27%, 10/22/07..............  $  7,950,082
  8,500,000   Wachovia Auto Owner Trust,
                Series 2004-A, Class A4,
                3.66%, 07/20/10..............     8,521,249
  4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     4,396,516
  4,725,000   Whole Auto Loan Trust, Series
                2002-1, Class A3,
                2.60%, 08/15/06..............     4,743,785
  3,000,000   Whole Auto Loan Trust, Series
                2003-1, Class A3B,
                1.99%, 05/15/07..............     2,978,946
                                               ------------
                                                 75,425,713
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.3%
  2,000,000   HBOS Treasury Services PLC --
                144A,
                3.75%, 09/30/08..............     1,971,884
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 5.1%
  1,500,000   Chemical Master Credit Card
                Trust 1, Series 1996-2, Class
                A,
                5.98%, 09/15/08..............     1,564,524
  5,000,000   Citibank Credit Card Issuance
                Trust, Series 2000-A3, Class
                A3,
                6.88%, 11/16/09..............     5,487,551
  2,000,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10..............     1,923,945
  5,375,000   Citibank Omni-S Master Trust,
                Series 2000-2, Class A,
                6.75%, 09/16/09..............     5,633,624
  3,000,000   Fleet Credit Card Master Trust
                II, Series 2001-B, Class A,
                5.60%, 12/15/08..............     3,139,418
  1,700,000   Household Private Label Credit
                Card Master Note Trust,
                Series 2002-2, Class A,
                Floating Rate,
                1.41%, 01/18/11(a)...........     1,703,318
  6,000,000   Nordstrom Private Label Credit
                Card, Series 2001-1A, Class
                A,
                4.82%, 04/15/10..............     6,196,692
  5,500,000   Prime Credit Card Master Trust,
                Series 2000-1, Class A,
                6.70%, 10/15/09..............     5,792,583

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: CREDIT CARDS
                (CONTINUED)
$    69,583   Sears Credit Account Master
                Trust, Series 1996-3, Class
                A,
                7.00%, 07/15/08..............  $     69,783
  2,570,000   Standard Credit Card Master
                Trust, Series 1994-2, Class
                A,
                7.25%, 04/07/08..............     2,758,305
                                               ------------
                                                 34,269,743
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 7.8%
  1,878,090   Caterpillar Financial Asset
                Trust, Series 2002-A, Class
                A3,
                3.15%, 02/25/08..............     1,890,309
  3,000,000   Caterpillar Financial Asset
                Trust, Series 2003-A, Class
                A3,
                1.66%, 12/26/07..............     2,975,066
  4,500,000   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............     4,490,155
  4,237,341   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     4,233,202
  2,245,130   Distribution Financial Services
                Trust, Series 2001-1, Class
                A4,
                5.67%, 01/17/17..............     2,293,732
  3,000,000   First National Master Note
                Trust, Series 2003-1, Class
                A,
                Floating Rate,
                1.34%, 08/15/08(b)...........     3,005,888
  4,525,000   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     4,411,886
  1,903,518   Marshall & Ilsley Auto Loan
                Trust, Series 2002-1, Class
                A3,
                2.49%, 10/22/07..............     1,909,964
  1,825,707   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,796,919
  1,912,912   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............     1,865,349
    626,027   Morgan Stanley Capital, Series
                1999-RM1, Class A1,
                6.37%, 12/15/31..............       656,905
  1,550,000   Morgan Stanley Dean Witter
                Capital I, Series 2001-IQA,
                Class A2,
                5.33%, 12/18/32..............     1,612,244
    303,175   Morgan Stanley Dean Witter
                Capital I, Series 2002-HQ,
                Class A1,
                4.59%, 04/15/34..............       309,190

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 1,392,543   Morgan Stanley Dean Witter
                Capital I, Series 2002-IQ2,
                Class A1,
                4.09%, 12/15/35..............  $  1,409,777
  1,113,465   Morgan Stanley Dean Witter
                Capital, Series 2001-TOP3,
                Class A1,
                5.31%, 07/15/33..............     1,144,526
    599,206   Nations Credit Grantor Trust,
                Series 1997, Class A,
                6.75%, 08/15/13..............       618,951
  4,000,000   Navistar Financial Corp. Owner
                Trust, Series 2001-B, Class
                A4,
                4.37%, 11/17/08..............     4,048,896
  3,000,000   Nelnet Student Loan Trust,
                Series 2002-2, Class A3,
                Floating Rate,
                1.21%, 09/25/13(a)...........     2,998,415
  2,150,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............     2,249,169
  3,550,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A5,
                6.45%, 03/15/13..............     3,887,226
  4,206,635   Public Service New Hampshire
                Funding, LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     4,411,092
                                               ------------
                                                 52,218,861
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 8.6%
  4,525,230   Banc of America Commercial
                Mortgage, Inc., Series
                2002-2, Class A1,
                3.37%, 07/11/43..............     4,527,718
    346,480   Bank Boston Home Equity Loan
                Trust, Series 1998-1, Class
                A4,
                6.42%, 01/25/21..............       349,320
  2,431,442   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............     2,545,821
  1,100,392   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............     1,152,065
  1,763,882   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,813,430

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   957,789   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............  $    943,187
  2,913,325   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB2A, Class A1,
                2.96%, 03/10/39..............     2,828,594
  2,835,122   Contimortgage Home Equity Loan
                Trust, Series 1998-2, Class
                A7,
                6.57%, 03/15/23..............     2,854,529
    825,821   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CF2, Class A1,
                5.26%, 02/15/34..............       834,981
  4,381,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     4,232,003
  4,739,933   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     4,640,257
    483,678   DLJ Commercial Mortgage Corp.,
                Series 1998-CG1, Class A1A,
                6.11%, 06/10/31..............       490,000
     25,991   EQCC Home Equity Loan Trust,
                Series 1998-1, Class A6F,
                6.25%, 12/15/07..............        25,995
  1,221,827   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-2, Class A1,
                5.26%, 08/11/33..............     1,258,146
    901,347   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2001-3, Class A1,
                5.56%, 06/10/38..............       941,123
    679,241   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-1, Class A1,
                5.03%, 12/10/35..............       698,039
  3,810,199   General Electric Capital
                Commercial Mortgage Corp.,
                Series 2002-3A, Class A1,
                4.23%, 12/10/37..............     3,784,685
  1,089,936   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............     1,089,864

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,653,694   Interstar Millennium Trust,
                Series 2003-3G, Class A2,
                Floating Rate,
                1.84%, 09/27/35(a)...........  $  1,655,347
  2,456,574   Interstar Millennium Trust,
                Series 2004-2G, Class A,
                Floating Rate,
                1.72%, 03/14/36(a)...........     2,456,574
    893,017   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       887,552
  1,303,501   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,276,778
  3,122,049   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     3,024,145
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,910,707
  3,400,000   Residential Asset Mortgage
                Products, Inc., Series
                2003-RS11, Class AI4,
                4.26%, 06/25/29..............     3,351,127
  1,251,218   Residential Asset Mortgage
                Products, Inc., Series
                2003-RZ1, Class AI2,
                2.81%, 10/25/25..............     1,252,078
    155,425   Residential Funding Mortgage
                Securities II, Series
                2001-HI3, Class AI1,
                6.63%, 07/25/26..............       157,377
    404,128   Travelers Mortgage Securities
                Corp., Series 1, Class Z2,
                12.00%, 03/01/14.............       414,143
  3,500,000   Vendee Mortgage Trust, Series
                1996-1, Class 1K,
                6.75%, 11/15/12..............     3,611,001
  1,975,000   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     1,938,046
                                               ------------
                                                 57,944,632
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER -- 7.7%
$ 3,049,559   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............  $  3,000,194
  4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     5,036,402
  4,047,973   California Infrastructure
                SCE-1, Series 1997-1, Class
                A6,
                6.38%, 09/25/08..............     4,231,793
  1,934,728   CIT Equipment Collateral,
                Series 2002-VT1, Class A3,
                4.03%, 01/20/06..............     1,950,966
  2,500,000   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............     2,479,035
  2,000,000   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............     1,974,569
  3,000,000   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............     3,119,954
  5,000,000   CNH Equipment Trust, Series
                2003-A, Class A3B,
                1.89%, 07/16/07..............     4,981,020
  2,000,000   CNH Wholesale Master Note
                Trust, Series 2003-1, Class
                A,
                Floating Rate,
                1.44%, 08/15/08(b)...........     1,999,936
  6,665,000   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     6,989,083
  2,100,000   Illinois Power Special Purpose
                Trust, Series 1998-1, Class
                A6,
                5.54%, 06/25/09..............     2,198,775
    201,459   John Deere Owner Trust, Series
                2001-A, Class A3,
                3.26%, 10/17/05..............       201,882
  5,460,292   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     5,695,280
  2,990,709   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............     3,085,425
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust, Series 2003-4, Class
                A5B,
                3.39%, 03/15/33..............     4,906,275
                                               ------------
                                                 51,850,589
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: RECEIVABLES -- 4.7%
$ 5,981,233   Alter Moneta Receivables, LLC,
                Series 2003-1,
                2.56%, 03/15/11..............  $  5,938,107
  6,250,000   AmeriCredit Automobile
                Receivables Trust, Series
                2002-C, Class A4,
                3.55%, 02/12/09..............     6,284,428
  3,354,832   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4,
                4.44%, 04/16/07..............     3,396,213
  2,652,222   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............     2,664,245
    844,013   National City Auto Receivables
                Trust, Series 2002-A, Class
                A3,
                4.04%, 07/15/06..............       848,507
  3,500,000   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............     3,450,981
  4,000,000   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     3,976,070
  5,000,000   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     5,021,337
    254,209   World Omni Auto Receivables
                Trust, Series 2001-B, Class
                A3,
                3.79%, 11/21/05..............       254,707
                                               ------------
                                                 31,834,595
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.1%
  1,880,553   Railcar Leasing, LLC, Series 1,
                Class A1,
                6.75%, 07/15/06..............     1,959,583
  5,000,000   Railcar Leasing, LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,474,875
                                               ------------
                                                  7,434,458
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.1%
  5,000,000   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     5,277,378
  2,000,000   PECO Energy Transition Trust,
                Series 2001-A, Class A1,
                6.52%, 12/31/10..............     2,193,738
                                               ------------
                                                  7,471,116
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.3%
$   875,000   AvalonBay Communities,
                6.63%, 01/15/05..............  $    894,423
  1,000,000   Kimco Realty Corp., Series
                MTNB,
                7.62%, 10/20/04..............     1,016,620
                                               ------------
                                                  1,911,043
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.7%
  5,000,000   New York Life Global Funding --
                144A, Floating Rate,
                1.35%, 02/26/07(a)...........     4,999,125
                                               ------------
              UTILITIES: ELECTRIC -- 0.4%
  2,500,000   Atlantic City Electric, Series
                AMBC,
                6.67%, 03/23/05..............     2,584,860
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $537,924,330)..........   532,848,783
                                               ------------
              US TREASURY SECURITIES -- 3.7%
              US TREASURY NOTES
  9,000,000   1.63%, 10/31/05(c).............     8,922,663
 10,000,000   1.88%, 11/30/05(c).............     9,933,990
  6,000,000   2.25%, 04/30/06(c).............     5,960,862
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $24,926,566)...........    24,817,515
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 10.1%
              FANNIE MAE -- 4.3%
  1,889,019   PL# 254062, 6.00%, 10/01/11....     1,975,949
  3,431,261   PL# 254754, 4.50%, 05/01/10....     3,422,312
  4,438,389   PL# 254758, 4.50%, 06/01/13....     4,441,055
  2,308,602   PL# 254805, 5.00%, 06/01/13....     2,360,341
  4,573,969   PL# 254807, 5.00%, 07/01/13....     4,676,478
  1,166,746   PL# 323743, 5.00%, 04/01/14....     1,177,627
    791,062   PL# 429168, 6.00%, 05/01/13....       826,982
    778,509   PL# 50903, 6.00%, 09/01/08.....       815,060
    962,815   PL# 50973, 6.00%, 01/01/09.....     1,008,019
    780,847   PL# 517699, 6.00%, 07/01/14....       815,639
  2,600,766   PL# 545038, 6.00%, 09/01/14....     2,719,370
  4,144,016   PL# 555154, 5.50%, 12/01/22....     4,201,551
    863,951   PL# 609771, 6.00%, 09/01/08....       900,717
                                               ------------
                                                 29,341,100
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.3%
  8,500,000   2.50%, 11/15/05................     8,499,107
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD -- 0.9%
$    10,064   PL# D06777, 7.50%, 03/01/08....  $     10,534
    312,829   PL# E00532, 6.50%, 02/01/13....       331,253
    539,680   PL# E00542, 6.50%, 04/01/13....       571,182
  1,206,949   PL# E00676, 5.50%, 06/01/14....     1,239,903
  1,855,598   PL# E89557, 5.50%, 04/01/17....     1,901,269
  1,868,578   PL# M90802, 4.00%, 03/01/08....     1,868,941
                                               ------------
                                                  5,923,082
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.4%
  2,440,336   PL# 436708, 5.75%, 12/15/22....     2,498,388
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 3.2%
  4,110,677   Fannie Mae -- ACES, Series
                1998-M1, Class A2, 6.25%,
                01/25/08.....................     4,361,423
  2,967,436   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............     3,048,943
  4,087,000   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     4,132,851
  1,928,942   Freddie Mac, Series 2557, Class
                MA,
                4.50%, 07/15/16..............     1,955,122
  2,363,626   Freddie Mac, Series 2640, Class
                PA,
                5.00%, 02/15/11..............     2,386,869
  5,000,000   Freddie Mac, Series 2760, Class
                EA, 4.50%, 04/15/13..........     5,082,584
    854,577   Freddie Mac, Series T-52, Class
                AF2, 3.63%, 11/25/32.........       856,599
                                               ------------
                                                 21,824,391
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $68,918,522)...........    68,086,068
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.7%
  3,000,000   Hydro Quebec, Series MTNB,
                7.00%, 04/12/05..............     3,105,921
  5,000,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     5,308,085

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 3,500,000   Province of British Columbia,
                4.63%, 10/03/06..............  $  3,607,440
  5,000,000   Province of Manitoba,
                4.25%, 11/20/06..............     5,129,805
  3,000,000   Province of Ontario,
                7.00%, 08/04/05..............     3,151,317
  4,000,000   Province of Ontario,
                6.00%, 02/21/06..............     4,198,348
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $24,358,615)...........    24,500,916
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 2.6%
              FANNIE MAE -- 0.7%
  4,500,000   0.98%, 07/01/04................     4,500,000
                                               ------------
              FEDERAL FARM CREDIT BANK -- 0.3%
  2,000,000   1.20%, 07/16/04................     1,999,000
                                               ------------
              FEDERAL HOME LOAN BANK -- 1.6%
  6,000,000   1.02%, 07/09/04................     5,998,640
  5,000,000   1.18%, 07/21/04................     4,996,722
                                               ------------
                                                 10,995,362
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $17,494,362)...........    17,494,362
                                               ------------
              SECURITIES LENDING COLLATERAL -- 3.5%
 23,698,758   Securities Lending Collateral
                Investment (Note 4)
                (Cost $23,698,758)...........    23,698,758
                                               ------------
              TOTAL SECURITIES
                (Cost $697,321,153)..........   691,446,402
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              '-REPURCHASE AGREEMENTS -- 0.6%
$ 2,828,379   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $2,828,417
                (Collateralized by Small
                Business Administration,
                4.88%, due 09/25/16, with a
                value of $2,969,798).........  $  2,828,379

  1,298,742   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $1,298,799
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $186,716,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $13,007, American General
                Corp., 7.50%, due 07/15/25,
                with a value of $748, various
                ASIF Global Finance
                XIX-XXIII, 1.44% -- 4.90%,
                due 05/30/06 to 01/17/13,
                with a total value of
                $561,703, Berkshire Hathaway,
                Inc., 4.625%, due 10/15/13,
                with a value of $61,696,
                Citigroup, Inc., 6.875%, due
                02/15/98, with a value of
                $2,643, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $55,086, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $13,545, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $31,938, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $19,323,
                GlaxoSmithKline Capital,
                Inc., 5.375%, due 04/15/34,
                with a value of $14,646, John
                Hancock Global Funding II,
                1.66%, due 09/06/05, with a
                value of $25,400, Johnson &
                Johnson, 6.95%, due 09/01/29,
                with a value of $46,163,
                Morgan Stanley Capital I,
                0.55%, due 12/15/31, with a
                value of $11,315,
                Saturns-AIG, 1.539%, due
                12/01/45, with a value of
                $194,811, various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $80,554, Wal-Mart Stores,
                7.55%, due 02/15/30, with a
                value of $170, and Wal-Mart
                Canada, 5.58%, due 05/01/06,
                with a value of $6,785)(d)...     1,298,742
                                               ------------

              TOTAL REPURCHASE AGREEMENTS
                (Cost $4,127,121)............     4,127,121
                                               ------------

              Total Investments -- 103.4%
                (Cost $701,448,274)..........   695,573,523

              Liabilities less other
                assets -- (3.4)%.............   (22,938,177)
                                               ------------

              NET ASSETS -- 100.0%...........  $672,635,346
                                               ============


The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $701,448,274.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 2,341,290
    Gross unrealized depreciation...........   (8,216,041)
                                              -----------
    Net unrealized depreciation.............  $(5,874,751)
                                              ===========

---------------

(a) Quarterly reset provision. The rate shown was in effect at June 30, 2004.

(b) Monthly reset provision. The rate shown was in effect at June 30, 2004.

(c) All or part of this security is on loan.

(d) Short term security purchased with cash collateral received for securities loaned.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 70.5%
              US TREASURY NOTES
$ 1,200,000   5.88%, 11/15/04................  $  1,219,313
  3,260,000   1.50%, 02/28/05................     3,254,526
  4,780,000   1.63%, 03/31/05................     4,772,161
  4,250,000   1.63%, 04/30/05................     4,239,379
 17,364,000   6.50%, 05/15/05................    18,034,146
  4,715,000   1.50%, 07/31/05................     4,684,980
 28,407,000   6.50%, 08/15/05(a).............    29,776,330
 27,470,000   1.88%, 12/31/05................    27,250,047
  4,575,000   5.63%, 02/15/06(a).............     4,805,004
  4,760,000   2.00%, 05/15/06(a).............     4,705,151
  3,135,000   4.63%, 05/15/06................     3,247,054
 16,600,000   2.75%, 06/30/06................    16,615,571
  4,315,000   2.38%, 08/15/06................     4,279,436
  2,300,000   6.50%, 10/15/06................     2,483,552
  1,875,000   3.25%, 08/15/07................     1,877,271
  1,615,000   3.00%, 11/15/07................     1,600,239
  2,075,000   3.00%, 02/15/08(a).............     2,047,037
  2,855,000   2.63%, 05/15/08................     2,766,341
 11,450,000   5.63%, 05/15/08................    12,328,433
  2,000,000   3.13%, 09/15/08................     1,963,204
  1,700,000   4.75%, 11/15/08................     1,775,970
  2,142,000   3.38%, 12/15/08................     2,115,394
  2,000,000   3.25%, 01/15/09................     1,962,188
  2,250,000   3.00%, 02/15/09(a).............     2,180,918
  5,637,000   3.88%, 02/15/13(a).............     5,390,607
  5,120,000   4.25%, 08/15/13................     4,999,603
    668,000   4.25%, 11/15/13................       650,387
  3,309,000   4.00%, 02/15/14................     3,154,668
 20,136,000   4.75%, 05/15/14(a).............    20,352,320
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $194,883,067)..........   194,531,230
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 15.2%
              FANNIE MAE -- 12.0%
  4,100,000   6.13%, 03/15/12................     4,427,934
  2,920,000   4.13%, 04/15/14(a).............     2,690,637
  4,143,259   PL# 648688, 6.50%, 07/01/32....     4,329,274
  8,779,153   PL# 778980, 5.00%, 06/01/34....     8,493,388
 13,590,000   TBA, 5.00%, 07/01/34...........    13,127,098
                                               ------------
                                                 33,068,331
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC -- 3.2%
$ 6,790,000   2.13%, 11/15/05................  $  6,749,505
  2,300,000   4.50%, 07/15/13................     2,204,244
                                               ------------
                                                  8,953,749
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $41,972,129)...........    42,022,080
                                               ------------
              CORPORATE BONDS AND NOTES -- 15.8%
              PRIVATE ASSET BACKED: AUTOMOBILES/
                MOTOR VEHICLES -- 5.6%
  3,117,000   Carmax Auto Owner Trust,
                Series 2003-2, Class A4,
                3.07%, 10/15/10..............     3,070,074
  2,173,000   Wells Fargo Financial Auto
                Owner Trust, Series 2004-A,
                Class A4,
                2.67%, 08/16/10..............     2,126,520
  6,403,000   WFS Financial Owner Trust,
                Series 2003-1, Class A4,
                2.74%, 09/20/10..............     6,334,271
  3,854,000   World Omni Auto Receivables
                Trust, Series 2004-A, Class
                A2,
                2.58%, 07/12/07..............     3,854,000
                                               ------------
                                                 15,384,865
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.8%
  5,000,000   Chase Credit Card Master Trust,
                Series 2002-6, Class A,
                Floating Rate,
                1.30%, 01/15/08(c)...........     5,005,989
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 3.4%
  1,794,000   Navistar Financial Corp. Owner
                Trust, Series 2004-A, Class
                A4,
                2.59%, 03/15/11..............     1,742,540
  1,500,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............     1,689,143
  6,109,568   Saxon Asset Securities Trust,
                Series 2004-1, Class A,
                Floating Rate,
                1.57%, 03/25/35(c)...........     6,110,545
                                               ------------
                                                  9,542,228
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 2.9%
  4,006,000   Chase Funding Mortgage Loan
                Asset Backed, Series 2004-2,
                Class 1A1, Floating Rate,
                1.44%, 01/25/20(c)...........     4,006,000

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME EQ-
                UITY (CONTINUED)
$ 4,014,000   Chase Funding Mortgage Loan
                Asset-Backed, Series 2004-2,
                Class 2A2, Floating Rate,
                1.54%, 02/25/34(c)...........  $  4,014,000
                                               ------------
                                                  8,020,000
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 1.4%
  3,837,000   CNH Equipment Trust, Series
                2003-B, Class A4B,
                3.38%, 02/15/11..............     3,810,592
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.7%
  1,698,000   Detroit Edison Securitization
                Funding LLC, Series 2001-1,
                Class A4,
                6.19%, 03/01/13..............     1,832,842
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $43,946,283)...........    43,596,516
                                               ------------
              SECURITIES LENDING COLLATERAL -- 15.7%
 43,275,133   Securities Lending Collateral
                Investment (Note 4) (Cost
                $43,275,133).................    43,275,133
                                               ------------
              TOTAL SECURITIES
                (Cost $324,076,612)..........   323,424,959
                                               ------------
              REPURCHASE AGREEMENTS -- 5.7%
 13,493,851   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $13,494,031
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                4.20%, due 03/01/34, with a
                value of $14,168,544)........    13,493,851
  2,371,569   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $2,371,673
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $340,953,
                Allstate Financial Global
                Funding,
                1.675%, due 12/20/05, with a
                value of $23,752, American
                General Corp., 7.50%, due
                07/15/25, with a value of
                $1,365, various ASIF Global

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
                Finance XIX-XXIII,
                1.44% -- 4.90%, due 05/30/06
                to 01/17/13, with a total
                value of $1,025,699,
                Berkshire Hathaway, Inc.,
                4.625%, due 10/15/13, with a
                value of $112,660, Citigroup,
                Inc., 6.875%, due 02/15/98,
                with a value of $4,825,
                Citizens Communications,
                7.00%, due 11/01/25, with a
                value of $100,590, Citizens
                Property Insurance, 6.70%,
                due 08/25/04, with a value of
                $24,733, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $58,320, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $35,285,
                GlaxoSmithKline Capital,
                Inc.,
                5.375%, due 04/15/34, with a
                value of $26,744, John
                Hancock Global Funding II,
                1.66%, due 09/06/05, with a
                value of $46,381, Johnson &
                Johnson,
                6.95%, due 09/01/29, with a
                value of $84,296, Morgan
                Stanley Capital I, 0.55%, due
                12/15/31, with a value of
                $20,662, Saturns-AIG, 1.539%,
                due 12/01/45, with a value of
                $355,736, various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $147,096, Wal-Mart Stores,
                7.55%, due 02/15/30, with a
                value of $311, and Wal-Mart
                Canada, 5.58%, due 05/01/06,
                with a value of
                $12,389)(b)..................  $  2,371,569
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $15,865,420)...........    15,865,420
                                               ------------
              Total Investments -- 122.9%
                (Cost $339,942,032)..........   339,290,379
              Liabilities less other
                assets -- (22.9)%............   (63,342,188)
                                               ------------
              NET ASSETS -- 100.0%...........  $275,948,191
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $339,942,032.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $   985,053
    Gross unrealized depreciation...........   (1,636,706)
                                              -----------
    Net unrealized depreciation.............  $  (651,653)
                                              ===========

---------------

(a)  All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)  Monthly reset provision. The rate shown was in effect at June 30, 2004.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US TREASURY SECURITIES -- 22.3%
               US TREASURY BONDS -- 6.8%
$  6,130,000   10.38%, 11/15/12(a).........  $    7,487,225
  15,585,000   8.13%, 08/15/19(a)..........      20,416,350
  16,280,000   8.50%, 02/15/20(a)..........      22,033,971
  19,330,000   8.00%, 11/15/21(a)..........      25,341,939
   7,850,000   6.25%, 08/15/23(a)..........       8,695,107
   2,250,000   6.00%, 02/15/26(a)..........       2,425,167
  13,975,000   6.75%, 08/15/26(a)..........      16,429,918
      25,000   5.38%, 02/15/31.............          25,222
                                             --------------
                                                102,854,899
                                             --------------
               US TREASURY NOTES -- 15.5%
  33,020,000   1.50%, 03/31/06(a)..........      32,430,560
  21,670,000   2.25%, 04/30/06(a)..........      21,528,647
  84,875,000   2.50%, 05/31/06.............      84,616,471
  15,595,000   2.75%, 06/30/06.............      15,609,628
  44,220,000   3.13%, 05/15/07(a)..........      44,233,841
     270,000   3.88%, 05/15/09.............         270,991
   6,455,000   4.00%, 06/15/09.............       6,512,243
   6,440,000   4.00%, 11/15/12(a)..........       6,236,992
  21,505,000   4.75%, 05/15/14(a)..........      21,736,028
                                             --------------
                                                233,175,401
                                             --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $338,781,828).......     336,030,300
                                             --------------
               US GOVERNMENT AGENCY SECURITIES -- 41.5%
               FANNIE MAE -- 24.8%
   2,760,000   1.75%, 06/16/06(a)..........       2,695,664
   4,215,000   7.13%, 03/15/07.............       4,619,855
  14,090,000   2.35%, 04/05/07.............      13,701,651
  32,575,000   6.00%, 05/15/08.............      35,116,469
  10,060,000   5.50%, 07/18/12.............      10,143,397
     744,254   PL# 252571, 7.00%,
                 07/01/29..................         788,131
      12,979   PL# 252716, 7.00%,
                 09/01/29..................          13,744
       2,586   PL# 253264, 7.00%,
                 05/01/30..................           2,737
       3,427   PL# 253346, 7.50%,
                 06/01/30..................           3,674
      41,425   PL# 253479, 7.00%,
                 10/01/30..................          43,854
      21,153   PL# 253698, 6.00%,
                 02/01/16..................          22,087
      95,504   PL# 253990, 7.00%,
                 09/01/16..................         101,502
      74,621   PL# 254008, 7.00%,
                 10/01/31..................          78,935
     312,981   PL# 254804, 5.50%,
                 07/01/18..................         320,989
       5,180   PL# 259141, 7.50%,
                 12/01/30..................           5,555
      12,718   PL# 323250, 6.00%,
                 08/01/13..................          13,298
   1,929,054   PL# 323842, 5.50%,
                 07/01/14..................       1,986,296

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    135,580   PL# 323967, 7.00%,
                 10/01/29..................  $      143,573
      51,734   PL# 357513, 5.50%,
                 02/01/34..................          51,570
      12,882   PL# 492742, 7.00%,
                 05/01/29..................          13,641
       8,797   PL# 503916, 7.50%,
                 06/01/29..................           9,436
       5,868   PL# 508415, 7.00%,
                 08/01/29..................           6,214
      37,037   PL# 515946, 7.00%,
                 10/01/29..................          39,220
         632   PL# 524164, 7.00%,
                 11/01/29..................             669
     120,929   PL# 524657, 7.00%,
                 01/01/30..................         128,021
     106,979   PL# 526053, 7.00%,
                 12/01/29..................         113,285
       2,165   PL# 527717, 7.50%,
                 01/01/30..................           2,323
       9,330   PL# 528107, 7.00%,
                 02/01/30..................           9,880
       3,037   PL# 531092, 7.50%,
                 10/01/29..................           3,257
      37,747   PL# 531497, 7.00%,
                 02/01/30..................          39,961
      22,937   PL# 531735, 7.00%,
                 02/01/30..................          24,283
       4,633   PL# 533841, 7.50%,
                 12/01/30..................           4,968
      64,276   PL# 535030, 7.00%,
                 12/01/29..................          68,066
      82,546   PL# 535103, 7.00%,
                 01/01/15..................          87,729
      26,559   PL# 535159, 7.00%,
                 02/01/30..................          28,124
     108,514   PL# 535195, 7.00%,
                 03/01/30..................         114,911
      46,383   PL# 535277, 7.00%,
                 04/01/30..................          49,118
   1,167,716   PL# 535675, 7.00%,
                 01/01/16..................       1,241,063
       2,775   PL# 535722, 7.00%,
                 02/01/31..................           2,938
      17,630   PL# 535723, 7.00%,
                 02/01/31..................          18,664
       4,116   PL# 535811, 6.50%,
                 04/01/31..................           4,294
     308,834   PL# 535880, 7.00%,
                 02/01/31..................         326,948
         757   PL# 538314, 7.50%,
                 05/01/30..................             812
       4,048   PL# 540211, 7.50%,
                 06/01/30..................           4,341
       7,401   PL# 542999, 7.50%,
                 08/01/30..................           7,937
     288,052   PL# 545194, 7.00%,
                 08/01/31..................         304,704
     103,394   PL# 545477, 7.00%,
                 03/01/32..................         109,156
     101,302   PL# 545815, 7.00%,
                 07/01/32..................         107,158
     116,822   PL# 548822, 7.00%,
                 08/01/30..................         123,674
      64,153   PL# 549659, 7.00%,
                 02/01/16..................          68,182
      46,992   PL# 549962, 7.00%,
                 10/01/30..................          49,748
      81,893   PL# 549975, 7.00%,
                 10/01/30..................          86,696
      37,138   PL# 550440, 7.00%,
                 02/01/16..................          39,470
       1,740   PL# 550544, 7.50%,
                 09/01/30..................           1,866
       8,124   PL# 552603, 7.00%,
                 10/01/30..................           8,600
     109,468   PL# 554493, 7.00%,
                 10/01/30..................         115,889
      95,768   PL# 555144, 7.00%,
                 10/01/32..................         101,385
   3,900,000   PL# 555281, 6.00%,
                 03/01/33(e)...............       3,989,736
     470,362   PL# 555919, 5.50%,
                 10/01/18..................         482,398

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$      2,546   PL# 558362, 7.50%,
                 11/01/30..................  $        2,730
       1,199   PL# 558519, 7.50%,
                 11/01/30..................           1,286
      15,766   PL# 559277, 7.00%,
                 10/01/30..................          16,691
     115,649   PL# 559313, 7.00%,
                 12/01/30..................         122,432
       4,873   PL# 559741, 7.50%,
                 01/01/31..................           5,224
      41,012   PL# 560384, 7.00%,
                 11/01/30..................          43,417
       1,512   PL# 560596, 7.50%,
                 01/01/31..................           1,621
       6,701   PL# 561678, 7.50%,
                 12/01/30..................           7,186
       3,782   PL# 564080, 7.50%,
                 12/01/30..................           4,056
      47,100   PL# 564183, 7.00%,
                 12/01/30..................          49,862
       4,403   PL# 564529, 7.50%,
                 12/01/30..................           4,721
      26,131   PL# 566658, 7.00%,
                 02/01/31..................          27,641
       6,630   PL# 575285, 7.50%,
                 03/01/31..................           7,108
      18,943   PL# 577525, 6.00%,
                 05/01/16..................          19,772
     304,625   PL# 579224, 6.00%,
                 04/01/16..................         317,960
     638,525   PL# 580055, 5.50%,
                 07/01/16..................         655,515
      48,111   PL# 580179, 7.00%,
                 10/01/16..................          51,133
       5,714   PL# 580377, 7.50%,
                 04/01/31..................           6,128
      48,949   PL# 584811, 7.00%,
                 05/01/31..................          51,779
     351,204   PL# 585248, 7.00%,
                 06/01/31..................         371,802
       9,177   PL# 589405, 7.50%,
                 06/01/31..................           9,839
      39,101   PL# 589893, 7.00%,
                 06/01/31..................          41,362
       4,841   PL# 592129, 7.50%,
                 06/01/31..................           5,190
      39,171   PL# 598125, 7.00%,
                 09/01/16..................          41,631
       9,945   PL# 606600, 7.00%,
                 10/01/31..................          10,520
      97,529   PL# 607386, 5.50%,
                 11/01/16..................         100,124
      47,888   PL# 610128, 7.00%,
                 10/01/31..................          50,656
     379,720   PL# 610579, 5.50%,
                 12/01/16..................         389,824
      79,172   PL# 610599, 5.50%,
                 02/01/17..................          81,231
      53,128   PL# 611323, 7.00%,
                 10/01/16..................          56,465
      37,273   PL# 611695, 5.50%,
                 12/01/16..................          38,265
      22,744   PL# 617705,
                 6.00%, 04/01/32(e)........          23,268
     102,848   PL# 629603, 5.50%,
                 02/01/17..................         105,585
   1,303,529   PL# 631321, 5.50%,
                 02/01/17..................       1,337,420
     106,517   PL# 631606, 5.50%,
                 03/01/17..................         109,286
     125,107   PL# 632269, 7.00%,
                 05/01/32..................         132,339
     229,075   PL# 634949, 7.00%,
                 05/01/32..................         241,840
      13,861   PL# 647556, 7.00%,
                 01/01/30..................          14,678
     291,193   PL# 650206, 5.50%,
                 01/01/18..................         298,763
      37,376   PL# 650872, 7.00%,
                 07/01/32..................          39,459
     125,450   PL# 664194, 5.50%,
                 09/01/17..................         128,712
     682,866   PL# 676800, 5.50%,
                 01/01/18..................         700,620

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    325,914   PL# 679430, 5.50%,
                 01/01/18..................  $      334,387
     777,169   PL# 683199, 5.50%,
                 02/01/18..................         797,055
     252,243   PL# 688000, 5.50%,
                 03/01/18..................         258,698
   1,342,931   PL# 694200, 4.50%,
                 05/01/18..................       1,316,711
     170,022   PL# 695925, 5.50%,
                 05/01/18..................         174,372
     468,783   PL# 698853, 5.50%,
                 03/01/18..................         480,971
   2,722,518   PL# 701161, 4.50%,
                 04/01/18..................       2,668,532
      84,520   PL# 704387, 5.50%,
                 05/01/18..................          86,683
     491,185   PL# 710105,
                 6.00%, 05/01/33(e)........         502,188
     317,011   PL# 711582, 5.50%,
                 04/01/18..................         325,446
     796,288   PL# 711636, 4.50%,
                 05/01/18..................         780,498
   3,866,231   PL# 720317, 5.00%,
                 07/01/18..................       3,881,200
      53,584   PL# 721897, 5.50%,
                 05/01/18..................          54,977
  34,932,167   PL# 725232, 5.00%,
                 03/01/34..................      33,865,583
     948,000   PL# 726747, 4.50%,
                 03/01/19..................         928,349
     908,064   PL# 731682, 4.50%,
                 03/01/19..................         889,241
     292,407   PL# 738632, 5.00%,
                 11/01/18..................         293,539
      97,050   PL# 743877,
                 6.00%, 11/01/33(e)........          99,224
     924,819   PL# 744238,
                 6.00%, 10/01/33(e)........         945,535
      97,166   PL# 744728, 4.00%,
                 10/01/18..................          92,807
     883,730   PL# 748257, 4.50%,
                 10/01/18..................         866,207
     284,248   PL# 748917, 5.50%,
                 12/01/18..................         291,522
      79,455   PL# 750045, 5.50%,
                 12/01/18..................          81,488
     293,261   PL# 753961, 5.50%,
                 12/01/18..................         300,765
   2,115,509   PL# 761173, 4.50%,
                 04/01/19..................       2,071,657
   4,808,354   PL# 761175, 4.50%,
                 04/01/19..................       4,708,681
     337,256   PL# 761256, 5.50%,
                 01/01/19..................         345,885
      27,879   PL# 761758, 5.50%,
                 01/01/19..................          28,592
     177,639   PL# 763249, 5.50%,
                 02/01/34..................         177,075
     992,127   PL# 764800, 4.50%,
                 04/01/19..................         971,561
     914,207   PL# 766419, 4.50%,
                 03/01/19..................         895,256
     979,529   PL# 767073, 4.50%,
                 04/01/19..................         959,224
     101,295   PL# 767075, 4.50%,
                 04/01/19..................          99,196
     250,309   PL# 767172, 5.50%,
                 01/01/34..................         249,913
     137,921   PL# 767392, 5.50%,
                 04/01/34..................         137,483
     991,601   PL# 769006, 4.50%,
                 03/01/19..................         971,045
   1,863,299   PL# 772651, 5.50%,
                 03/01/34..................       1,857,383
   1,997,655   PL# 773073, 5.50%,
                 04/01/34..................       1,991,311
     783,814   PL# 773532, 4.50%,
                 04/01/19..................         767,566
     985,946   PL# 774258, 4.50%,
                 03/01/19..................         965,509

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    941,341   PL# 775316, 4.50%,
                 05/01/19..................  $      921,827
     816,990   PL# 776715, 5.50%,
                 05/01/34..................         814,396
      96,492   PL# 777251, 4.50%,
                 04/01/19..................          94,491
     998,764   PL# 777677, 5.50%,
                 05/01/34..................         995,593
     199,771   PL# 778219, 5.50%,
                 05/01/34..................         199,136
      99,904   PL# 778287, 5.50%,
                 05/01/34..................          99,587
   1,174,619   PL# 780901, 5.50%,
                 05/01/34..................       1,170,889
   7,600,000   TBA, 4.00%, 07/01/19........       7,239,000
  12,300,000   TBA, 4.50%, 07/01/19........      12,019,412
  58,400,000   TBA, 5.00%, 07/01/19........      58,473,000
  10,000,000   TBA, 5.50%, 07/01/19........      10,228,120
  25,700,000   TBA, 6.00%, 07/01/19(e).....      26,771,899
  18,200,000   TBA, 5.00%, 07/01/34........      17,580,072
  72,000,000   TBA, 5.50%, 07/01/34........      71,662,463
   9,500,000   TBA, 6.00%, 07/01/34(e).....       9,698,911
   6,600,000   TBA, 6.50%, 07/01/34........       6,872,250
                                             --------------
                                                375,871,248
                                             --------------
               FANNIE MAE GOLD -- 1.0%
     816,951   PL# E89913, 6.00%,
                 05/01/17..................         852,725
  10,400,000   TBA, 4.50%, 07/01/19........      10,156,245
   3,800,000   TBA, 5.50%, 07/01/19........       3,883,125
                                             --------------
                                                 14,892,095
                                             --------------
               FEDERAL HOUSING ADMINISTRATION -- 0.7%
  10,975,917   PL# 80916, 3.75%,
                 05/20/34..................      10,975,693
                                             --------------
               FREDDIE MAC -- 3.6%
  15,350,000   2.85%, 02/23/07.............      15,164,066
   5,350,000   3.50%, 04/01/08(a)..........       5,272,072
  13,080,000   3.88%, 11/10/08.............      13,000,042
   7,140,000   3.88%, 01/12/09.............       7,026,260
   1,560,000   4.75%, 12/08/10.............       1,549,674
  12,080,000   4.13%, 02/24/11.............      11,611,501
                                             --------------
                                                 53,623,615
                                             --------------
               FREDDIE MAC GOLD -- 7.9%
  12,275,000   7.00%, 03/15/10.............      13,845,390
  11,345,000   4.50%, 12/16/10.............      11,069,975
   9,500,000   6.00%, 06/15/11.............      10,215,236
   1,192,485   PL# A10807, 5.50%,
                 07/01/33..................       1,191,310
     244,952   PL# A12350, 5.50%,
                 08/01/33..................         244,710
     137,063   PL# A12533, 5.50%,
                 08/11/33..................         136,928
     406,398   PL# A12800, 5.50%,
                 08/01/33..................         405,997
     846,565   PL# A13289, 5.50%,
                 09/01/33..................         845,731

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$    159,122   PL# A13331, 5.50%,
                 09/01/33..................  $      158,965
   8,322,216   PL# A13669, 5.50%,
                 09/01/33..................       8,314,013
   6,755,219   PL# A16148, 6.00%,
                 11/01/33..................       6,910,151
   1,186,325   PL# A16728, 5.50%,
                 12/01/33..................       1,185,155
   6,790,565   PL# A17438, 6.00%,
                 01/01/34..................       6,946,159
     693,194   PL# A20149, 5.00%,
                 03/01/34..................         670,092
     199,196   PL# B14156, 4.00%,
                 05/01/19..................         190,049
   2,332,449   PL# C01271, 6.50%,
                 12/01/31..................       2,435,514
   4,925,013   PL# C01623, 5.50%,
                 09/01/33..................       4,920,158
   6,434,373   PL# C57150, 6.00%,
                 05/01/31..................       6,594,015
       9,857   PL# C67653, 7.00%,
                 06/01/32..................          10,406
     269,381   PL# C67868, 7.00%,
                 06/01/32..................         284,408
      48,537   PL# C67999, 7.00%,
                 06/01/32..................          51,244
     324,297   PL# C68001, 7.00%,
                 06/01/32..................         342,387
     310,669   PL# C90229, 7.00%,
                 08/01/18..................         329,778
   3,977,218   PL# E01638, 4.00%,
                 04/01/19..................       3,794,590
       8,500   PL# E84758, 5.50%,
                 07/01/16..................           8,715
     493,993   PL# E86502, 5.50%,
                 12/01/16..................         506,515
       9,968   PL# E86565, 5.50%,
                 12/01/16..................          10,220
     614,384   PL# E88749, 6.00%,
                 03/01/17..................         641,508
   1,165,020   PL# E88789, 6.00%,
                 04/01/17..................       1,216,036
     269,051   PL# E88979, 5.50%,
                 04/01/17..................         275,673
   1,408,146   PL# E89336, 6.00%,
                 05/01/17..................       1,469,809
   1,556,929   PL# E91644, 5.50%,
                 10/01/17..................       1,595,250
     438,391   PL# E91754, 5.50%,
                 10/01/17..................         449,181
     663,038   PL# E91774, 5.50%,
                 10/01/17..................         679,357
     281,718   PL# E91968, 5.50%,
                 10/01/17..................         288,652
     588,123   PL# E92113, 5.50%,
                 10/01/17..................         602,598
   3,989,186   PL# G01391, 7.00%,
                 04/01/32..................       4,223,112
   5,355,000   PL# M80813, 4.00%,
                 04/01/10..................       5,244,765
  16,600,000   TBA, 5.00%, 07/01/34........      16,024,178
   2,100,000   TBA, 6.00%, 07/01/34........       2,144,625
   3,200,000   TBA, 6.50%, 07/01/34........       3,335,002
                                             --------------
                                                119,807,557
                                             --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 2.6%
     380,168   PL# 03173, 6.50%,
                 12/20/31..................         396,949
     250,826   PL# 421352, 6.00%,
                 11/15/33..................         257,548
       4,618   PL# 434615, 7.00%,
                 11/15/29..................           4,913
     564,949   PL# 435071, 7.00%,
                 03/15/31..................         600,694
     124,113   PL# 462559, 7.00%,
                 02/15/28..................         132,129
      67,472   PL# 483482, 6.50%,
                 09/15/28..................          70,705

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     47,933   PL# 493966, 7.00%,
                 06/15/29..................  $       50,991
     117,678   PL# 494742, 7.00%,
                 04/15/29..................         125,188
       3,836   PL# 530260, 7.00%,
                 02/15/31..................           4,078
     242,121   PL# 531025, 6.00%,
                 04/15/32..................         248,691
     369,632   PL# 535464, 6.00%,
                 10/15/32..................         379,661
       3,291   PL# 538271, 7.00%,
                 11/15/31..................           3,499
     182,441   PL# 538312, 6.00%,
                 02/15/32..................         187,391
     526,143   PL# 543989, 7.00%,
                 03/15/31..................         559,433
       3,936   PL# 547545, 7.00%,
                 04/15/31..................           4,185
   1,003,096   PL# 550985, 7.00%,
                 10/15/31..................       1,066,563
       2,483   PL# 551549, 7.00%,
                 07/15/31..................           2,640
     160,819   PL# 552413, 7.00%,
                 02/15/32..................         170,941
     129,886   PL# 552952, 6.00%,
                 12/15/32..................         133,411
     355,537   PL# 553320, 6.00%,
                 06/15/33..................         365,065
     198,982   PL# 554808, 6.00%,
                 05/15/31..................         204,447
     198,818   PL# 555360, 6.00%,
                 06/15/31..................         204,278
     202,844   PL# 555733, 6.00%,
                 03/15/32..................         208,348
       3,179   PL# 557664, 7.00%,
                 08/15/31..................           3,380
     446,380   PL# 557678, 7.00%,
                 08/15/31..................         474,623
       6,588   PL# 561050, 7.00%,
                 05/15/31..................           7,005
       3,268   PL# 561996, 7.00%,
                 07/15/31..................           3,475
      48,576   PL# 563346, 7.00%,
                 09/15/31..................          51,650
     328,870   PL# 563599, 7.00%,
                 06/15/32..................         349,569
     475,184   PL# 564086, 7.00%,
                 07/15/31..................         505,250
      70,176   PL# 564300, 6.00%,
                 08/15/31..................          72,104
     459,245   PL# 564603, 6.50%,
                 08/15/31..................         480,665
      27,926   PL# 564706, 7.00%,
                 07/15/31..................          29,693
     191,617   PL# 565808, 6.00%,
                 11/15/31..................         196,880
     275,629   PL# 567622, 6.00%,
                 04/15/32..................         283,108
     197,987   PL# 567668, 6.00%,
                 05/15/32..................         203,359
     259,308   PL# 569567, 7.00%,
                 01/15/32..................         275,629
     466,809   PL# 569839, 6.50%,
                 06/15/32..................         488,478
     189,809   PL# 570517, 6.00%,
                 01/15/32..................         194,959
     204,264   PL# 572821, 6.00%,
                 12/15/31..................         209,874
     171,023   PL# 574873, 6.00%,
                 12/15/31..................         175,720
     184,814   PL# 575906, 6.00%,
                 01/15/32..................         189,828
      83,000   PL# 576323, 6.00%,
                 12/15/31..................          85,279
       3,227   PL# 579377, 7.00%,
                 04/15/32..................           3,431
   1,077,327   PL# 581015, 7.00%,
                 02/15/32..................       1,145,133
     199,922   PL# 581070, 6.00%,
                 02/15/32..................         205,347
     100,580   PL# 581084, 7.00%,
                 02/15/32..................         106,911
      79,007   PL# 581970, 6.50%,
                 04/15/32..................          82,675

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     64,085   PL# 582457, 6.00%,
                 10/15/32..................  $       65,823
     363,150   PL# 582956, 7.00%,
                 02/15/32..................         386,007
     234,807   PL# 585116, 6.00%,
                 01/15/33..................         241,100
     430,170   PL# 585210, 6.00%,
                 03/15/33..................         441,698
     770,864   PL# 587122, 7.00%,
                 06/15/32..................         819,381
     193,535   PL# 587390, 6.00%,
                 11/15/32..................         198,786
      59,223   PL# 587494, 7.00%,
                 06/15/32..................          62,951
       2,639   PL# 589696, 7.00%,
                 05/15/32..................           2,805
     192,011   PL# 590403, 6.00%,
                 08/15/32..................         197,220
     325,435   PL# 592030, 6.00%,
                 02/15/32..................         334,264
     199,444   PL# 592116, 6.00%,
                 10/15/32..................         204,855
     201,871   PL# 592130, 6.00%,
                 11/15/32..................         207,349
     440,895   PL# 592218, 6.00%,
                 12/15/32..................         452,857
     459,491   PL# 592668, 6.50%,
                 04/15/33..................         481,093
   1,162,010   PL# 593248, 6.00%,
                 10/15/32..................       1,193,537
      15,763   PL# 593823, 6.00%,
                 10/15/32..................          16,191
     109,052   PL# 595411, 6.00%,
                 09/15/32..................         112,011
     332,543   PL# 596673, 6.00%,
                 10/15/32..................         341,566
     355,791   PL# 596818, 6.00%,
                 12/15/32..................         365,444
     222,255   PL# 598119, 6.50%,
                 02/15/33..................         232,704
     485,403   PL# 598205, 6.00%,
                 05/15/33..................         498,411
     284,599   PL# 598459, 6.00%,
                 11/15/32..................         292,320
     193,371   PL# 599144, 6.00%,
                 02/15/33..................         198,553
      18,000   PL# 599742, 6.00%,
                 10/15/32..................          18,488
     146,419   PL# 603341, 6.00%,
                 12/15/32..................         150,392
     165,343   PL# 603498, 6.00%,
                 03/15/33..................         169,774
     609,165   PL# 603674, 6.00%,
                 05/15/33..................         625,490
     420,778   PL# 603922, 6.50%,
                 01/15/33..................         440,559
     473,285   PL# 607812, 6.00%,
                 03/15/33..................         485,968
     725,871   PL# 610913, 6.50%,
                 06/15/33..................         759,995
     265,346   PL# 611085, 6.00%,
                 05/15/33..................         272,457
     360,947   PL# 611537, 6.00%,
                 05/15/33..................         370,620
     224,804   PL# 611880, 6.00%,
                 05/15/33..................         230,828
     348,414   PL# 615382, 6.00%,
                 07/15/33..................         357,751
   5,783,625   PL# 618874, 5.50%,
                 08/15/33..................       5,791,009
     976,288   PL# 625651, 5.50%,
                 01/15/34..................         976,999
      42,913   PL# 780802, 6.50%,
                 05/15/28..................          44,989
      84,421   PL# 781113, 7.00%,
                 11/15/29..................          89,809
     376,235   PL# 781148, 6.00%,
                 07/15/29..................         387,028
     241,406   PL# 781276, 6.50%,
                 04/15/31..................         252,770
      79,702   PL# 781287, 7.00%,
                 05/15/31..................          84,792
     132,904   PL# 781324, 7.00%,
                 07/15/31..................         141,352

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    684,526   PL# 781328, 7.00%,
                 09/15/31..................  $      728,237
     339,778   PL# 781330, 6.00%,
                 09/15/31..................         349,432
     220,375   PL# 781548, 7.00%,
                 11/15/32..................         234,361
     442,542   PL# 781561, 6.50%,
                 11/15/32..................         463,184
     321,517   PL# 781566, 6.00%,
                 02/15/33..................         330,237
     474,868   PL# 781577, 6.50%,
                 03/15/33..................         497,017
     127,803   PL# 781584, 7.00%,
                 05/15/32..................         135,933
   6,637,637   PL# 781690, 6.00%,
                 12/15/33..................       6,817,102
                                             --------------
                                                 39,759,272
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 0.8%
   4,150,000   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29...........       4,260,716
   3,780,000   Fannie Mae, Series 2002-81,
                 Class BR,
                 5.25%, 04/25/25...........       3,896,565
   3,325,000   Freddie Mac, Series 2550,
                 Class QP,
                 5.00%, 03/15/26...........       3,353,857
                                             --------------
                                                 11,511,138
                                             --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18.......         550,694
   1,200,000   Zero coupon, 10/15/18.......         540,887
                                             --------------
                                                  1,091,581
                                             --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES (Cost
                 $626,913,838).............     627,532,199
                                             --------------
               CORPORATE BONDS AND NOTES -- 29.1%
               AEROSPACE AND DEFENSE -- 0.4%
     320,000   BE Aerospace,
                 8.50%, 10/01/10...........         338,400
   1,545,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29...........       1,943,716
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36...........         626,205
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11...........          39,384
     940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31...........       1,096,724
   1,530,000   Raytheon Company,
                 4.85%, 01/15/11...........       1,520,630

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AEROSPACE AND DEFENSE (CONTINUED)
$    790,000   RC Trust I,
                 7.00%, 05/15/06...........  $      425,119
                                             --------------
                                                  5,990,178
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.3%
     765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27...........         787,406
   3,250,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08...........       3,189,553
      70,000   Daimler Chrysler NA Holding,
                 6.50%, 11/15/13...........          71,892
                                             --------------
                                                  4,048,851
                                             --------------
               BANKS -- 3.2%
   2,050,000   ANZ Capital Trust I -- 144A,
                 4.48%, perpetual..........       1,994,088
   1,404,000   Bank of America Corp.,
                 5.25%, 02/01/07...........       1,465,651
   3,550,000   Bank of America Corp.,
                 3.88%, 01/15/08(j)........       3,547,160
   2,000,000   Bank of America Corp.,
                 3.38%, 02/17/09...........       1,922,932
   1,805,000   Bank of America Corp.,
                 4.38%, 12/01/10...........       1,761,682
     535,000   Bank of America Corp.,
                 7.40%, 01/15/11...........         607,121
   3,665,000   Bank of America Corp.,
                 5.38%, 06/15/14...........       3,639,313
   2,805,000   Barclays Bank PLC -- 144A,
                 Variable Rate,
                 8.55%, perpetual(j)(l)....       3,326,494
   3,620,000   HSBC Bank USA,
                 4.63%, 04/01/14...........       3,376,142
   2,600,000   JP Morgan Chase & Company,
                 5.35%, 03/01/07...........       2,726,664
     475,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07...........         496,078
   2,735,000   JP Morgan Chase & Company,
                 3.50%, 03/15/09...........       2,627,211
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09...........       1,222,679
     935,000   JP Morgan Chase & Company,
                 6.75%, 02/01/11...........       1,020,422
     800,000   Rabobank Capital Funding
                 II -- 144A, Variable Rate,
                 5.26%, perpetual(l).......         775,569
     500,000   Sovereign Bancorp,
                 10.50%, 11/15/06..........         573,143

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$  1,535,000   Suntrust Bank,
                 4.42%, 06/15/09...........  $    1,533,005
   2,275,000   Swedish Export Credit,
                 2.88%, 01/26/07...........       2,245,809
     490,000   U.S. Bancorp, Series MTNN,
                 3.95%, 08/23/07...........         493,645
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(l).......       1,164,922
   3,225,000   US Bank NA,
                 2.87%, 02/01/07...........       3,171,681
   3,040,000   US Bank NA,
                 2.40%, 03/12/07...........       2,954,868
   1,140,000   Wachovia Corp.,
                 3.63%, 02/17/09...........       1,106,899
     960,000   Wells Fargo & Company,
                 3.13%, 04/01/09...........         912,248
   2,150,000   Wells Fargo Bank NA, Series
                 BKNT, Variable Rate,
                 7.80%, 06/15/10(l)........       2,252,766
   1,135,000   Westpac Capital Trust III --
                 144A, Variable Rate,
                 5.82%, perpetual(l).......       1,129,602
                                             --------------
                                                 48,047,794
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.5%
   1,720,000   Charter Communications
                 Holdings LLC,
                 10.75%, 10/01/09..........       1,453,400
   2,810,000   Comcast Cable Communications
                 Holdings,
                 8.38%, 03/15/13...........       3,304,040
     250,000   Comcast Cable
                 Communications, Inc.,
                 6.38%, 01/30/06...........         261,860
   1,800,000   Comcast Cable
                 Communications, Inc.,
                 6.75%, 01/30/11...........       1,944,936
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06...........       2,193,869
     370,000   Cox Communications, Inc.,
                 4.63%, 06/01/13...........         342,143
     355,000   CSC Holdings, Inc.,
                 7.88%, 02/15/18...........         339,913
     710,000   CSC Holdings, Inc. -- 144A,
                 6.75%, 04/15/12...........         685,150
     550,000   News America Holdings,
                 8.88%, 04/26/23...........         688,843
   1,070,000   News America Holdings,
                 7.63%, 11/30/28...........       1,206,936

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA (CONTINUED)
$    475,000   News America, Inc.,
                 7.30%, 04/30/28...........  $      516,595
     725,000   TCI Communications, Inc.,
                 7.88%, 02/15/26...........         820,439
   1,575,000   TCI Communications, Inc.,
                 7.13%, 02/15/28...........       1,643,135
     700,000   Time Warner, Inc.,
                 8.18%, 08/15/07...........         782,748
     865,000   Time Warner, Inc.,
                 9.15%, 02/01/23...........       1,071,257
     610,000   Time Warner, Inc.,
                 6.95%, 01/15/28...........         614,997
   1,610,000   Time Warner, Inc.,
                 6.63%, 05/15/29...........       1,567,034
   2,330,000   Time Warner, Inc.,
                 7.70%, 05/01/32...........       2,553,011
     675,000   Walt Disney Company, Series
                 MTNB,
                 6.20%, 06/20/14...........         708,456
                                             --------------
                                                 22,698,762
                                             --------------
               CHEMICALS -- 0.1%
     555,000   Crown Euro Holdings SA,
                 9.50%, 03/01/11...........         607,725
     500,000   Crown Euro Holdings SA,
                 10.88%, 03/01/13..........         572,500
     420,000   Nalco Company -- 144A,
                 7.75%, 11/15/11...........         442,050
                                             --------------
                                                  1,622,275
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     600,000   D.R. Horton, Inc.,
                 7.88%, 08/15/11...........         658,500
                                             --------------
               CONSUMER GOODS AND SERVICES -- 0.1%
   1,680,000   General Electric Company,
                 5.00%, 02/01/13...........       1,656,258
                                             --------------
               FINANCIAL SERVICES -- 5.8%
   1,000,000   Bear Stearns Companies,
                 Inc.,
                 2.88%, 07/02/08...........         948,754
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08...........       8,932,920
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09...........         881,538
   2,445,000   Citigroup, Inc.,
                 7.25%, 10/01/10...........       2,757,070
   1,690,000   Citigroup, Inc.,
                 5.88%, 02/22/33...........       1,598,356

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  2,880,000   Citigroup, Inc.,
                 6.00%, 10/31/33...........  $    2,762,948
   1,385,000   Credit Suisse First Boston
                 USA, Inc.,
                 4.70%, 06/01/09...........       1,390,575
     810,000   Credit Suisse First Boston
                 USA, Inc.,
                 6.13%, 11/15/11...........         853,809
     600,000   E*TRADE Financial Corp. --
                 144A,
                 8.00%, 06/15/11...........         600,000
   2,170,000   EnCana Holdings Financial
                 Corp.,
                 5.80%, 05/01/14...........       2,211,764
   9,680,000   General Electric Capital
                 Corp., Series MTN,
                 2.80%, 01/15/07...........       9,539,796
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07...........       2,175,572
   3,250,000   General Electric Capital
                 Corp., Series MTNA,
                 5.88%, 02/15/12...........       3,413,686
   2,030,000   General Electric Capital
                 Corp., Series MTNA,
                 6.00%, 06/15/12...........       2,145,623
   8,885,000   General Motors Acceptance
                 Corp.,
                 5.63%, 05/15/09...........       8,876,506
   4,060,000   General Motors Acceptance
                 Corp.,
                 6.88%, 09/15/11...........       4,168,573
      25,000   General Motors Acceptance
                 Corp.,
                 8.00%, 11/01/31...........          25,687
     270,000   Goldman Sachs Group, Inc.,
                 7.35%, 10/01/09...........         303,560
     700,000   Goldman Sachs Group, Inc.,
                 6.13%, 02/15/33...........         662,777
     450,000   Household Finance Corp.,
                 7.20%, 07/15/06...........         484,019
   2,925,000   Household Finance Corp.,
                 6.50%, 11/15/08...........       3,163,335
   1,500,000   Household Finance Corp.,
                 4.13%, 12/15/08...........       1,480,062
   1,200,000   Household Finance Corp.,
                 6.75%, 05/15/11...........       1,313,176
   2,915,000   Household Finance Corp.,
                 6.38%, 10/15/11...........       3,116,033

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  1,590,000   Household Finance Corp.,
                 7.00%, 05/15/12...........  $    1,759,055
   1,495,000   JP Morgan Chase & Company,
                 3.63%, 05/01/08...........       1,479,755
   1,583,000   Lehman Brothers Holdings,
                 Inc.,
                 7.00%, 02/01/08...........       1,736,158
     500,000   Lehman Brothers Holdings,
                 Inc.,
                 3.60%, 03/13/09...........         480,916
     725,000   Morgan Stanley,
                 5.80%, 04/01/07...........         767,125
   2,725,000   Morgan Stanley,
                 3.88%, 01/15/09...........       2,655,804
     790,000   Morgan Stanley,
                 6.75%, 04/15/11...........         866,922
   3,430,000   Morgan Stanley,
                 5.30%, 03/01/13...........       3,381,047
   2,075,000   SLM Corp., Series MTNA,
                 3.50%, 09/30/06...........       2,086,769
     545,000   SLM Corp., Series MTNA,
                 3.63%, 03/17/08...........         537,934
   2,345,000   SLM Corp., Series MTNA,
                 5.00%, 10/01/13...........       2,268,583
   1,920,000   SLM Corp., Series MTNA,
                 5.38%, 05/15/14...........       1,894,383
   2,979,688   Small Business
                 Administration, Series
                 P10A,
                 4.50%, 02/10/14...........       2,824,406
                                             --------------
                                                 86,544,996
                                             --------------
               FOOD AND BEVERAGE -- 0.4%
   1,915,000   Diageo Capital PLC,
                 3.38%, 03/20/08...........       1,877,031
   1,100,000   General Mills, Inc.,
                 5.13%, 02/15/07...........       1,142,723
   3,515,000   Kraft Foods, Inc.,
                 5.63%, 11/01/11...........       3,581,114
                                             --------------
                                                  6,600,868
                                             --------------
               INSURANCE -- 0.8%
     540,000   American General Capital II,
                 8.50%, 07/01/30...........         686,886
   6,430,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08...........       6,357,907
   1,150,000   ASIF Global Financing --
                 144A,
                 3.85%, 11/26/07...........       1,155,683

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  1,980,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08...........  $    1,945,221
   2,000,000   UnumProvident Corp.,
                 7.63%, 03/01/11...........       2,072,690
                                             --------------
                                                 12,218,387
                                             --------------
               MANUFACTURING -- 0.2%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11...........         463,138
     110,000   Dresser, Inc.,
                 9.38%, 04/15/11...........         118,250
   2,390,000   Tyco International Group SA,
                 6.13%, 11/01/08...........       2,545,079
                                             --------------
                                                  3,126,467
                                             --------------
               METALS AND MINING -- 0.1%
   1,275,000   Alcan, Inc.,
                 6.13%, 12/15/33...........       1,237,757
     710,000   International Steel Group --
                 144A,
                 6.50%, 04/15/14...........         669,175
                                             --------------
                                                  1,906,932
                                             --------------
               OIL AND GAS: PIPELINES -- 0.2%
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14...........       1,367,753
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22...........         357,700
     370,000   Williams Companies, Inc.,
                 7.13%, 09/01/11...........         377,400
     615,000   Williams Companies, Inc.,
                 8.13%, 03/15/12...........         659,588
     570,000   Williams Companies, Inc.,
                 7.63%, 07/15/19...........         551,475
                                             --------------
                                                  3,313,916
                                             --------------
               OIL, COAL AND GAS -- 1.4%
     840,000   Amerada Hess Corp.,
                 7.30%, 08/15/31...........         855,413
   2,480,000   Amerada Hess Corp.,
                 7.13%, 03/15/33...........       2,479,633
   1,970,000   Anadarko Finance Company,
                 Series B,
                 7.50%, 05/01/31...........       2,249,996
   1,710,000   Anadarko Petroleum Corp.,
                 5.38%, 03/01/07...........       1,787,157

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
$  2,500,000   Conoco Funding Company,
                 6.35%, 10/15/11...........  $    2,724,137
   1,625,000   Devon Energy Corp.,
                 7.95%, 04/15/32...........       1,882,732
     435,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31...........         500,658
     810,000   El Paso Production Holding,
                 7.75%, 06/01/13...........         747,225
   2,160,000   EnCana Corp.,
                 4.75%, 10/15/13...........       2,046,062
     950,000   Gazprom OAO,
                 9.63%, 03/01/13...........         980,887
   1,240,000   Gazprom OAO -- 144A,
                 9.63%, 03/01/13...........       1,281,850
     600,000   Hanover Equipment Trust,
                 Series B,
                 8.75%, 09/01/11...........         645,000
     505,000   Occidental Petroleum,
                 8.45%, 02/15/29...........         644,751
     700,000   Suncor Energy, Inc.,
                 5.95%, 12/01/34...........         679,019
   1,380,000   XTO Energy, Inc.,
                 4.90%, 02/01/14...........       1,301,797
                                             --------------
                                                 20,806,317
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
   1,265,000   Georgia-Pacific
                 Corp. -- 144A,
                 8.00%, 01/15/24...........       1,271,325
                                             --------------
               PHARMACEUTICALS -- 0.3%
   1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97...........       1,164,117
   1,480,000   GlaxoSmithKline Capital,
                 Inc.,
                 4.38%, 04/15/14...........       1,386,687
   2,680,000   Wyeth,
                 6.50%, 02/01/34...........       2,534,007
                                             --------------
                                                  5,084,811
                                             --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES -- 0.5%
   7,065,403   Daimler Chrysler Auto Trust,
                 Series 01-C, Class A4,
                 4.63%, 12/06/06...........       7,167,848
                                             --------------
               PRIVATE ASSET BACKED: BANKS -- 0.1%
     804,406   Washington Mutual MSC,
                 Series 2002-MS12, Class A,
                 6.50%, 05/25/32...........         819,757
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: CREDIT CARDS -- 1.7%
$ 14,950,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A1, Class A1,
                 2.55%, 01/20/09...........  $   14,651,816
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10...........      11,010,914
                                             --------------
                                                 25,662,730
                                             --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 1.6%
   9,219,974   Countrywide Alternative Loan
                 Trust, Series 2004-2CB,
                 Class 4A1,
                 5.00%, 03/25/19...........       9,135,619
   7,480,000   Greenwich Capital Commercial
                 Funding Corp., Series
                 2004-GG1, Class A4,
                 4.76%, 06/10/36...........       7,459,394
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class
                 A2,
                 6.53%, 03/15/31...........       3,228,134
   3,554,146   Small Business
                 Administration, Series
                 2002-P10B, Class 1,
                 5.20%, 08/01/12...........       3,577,657
                                             --------------
                                                 23,400,804
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 5.4%
   1,820,171   Bear Stearns Commercial
                 Mortgage Securities,
                 Series 2001, Class A1,
                 6.08%, 02/15/35...........       1,917,082
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 08/10/10...........       5,449,023
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33...........       6,774,784
  13,625,212   GSR Mortgage Loan Trust,
                 Series 2003-13, Class 1A1,
                 4.53%, 10/25/33...........      13,304,337
   6,650,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class
                 A3,
                 6.43%, 04/15/35...........       7,206,912
   9,475,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class
                 A3,
                 6.26%, 03/15/33...........      10,151,165

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  8,665,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2004-CB9, Class A4,
                 5.38%, 06/12/41...........  $    8,707,805
   7,425,000   LB Commercial Conduit
                 Mortgage Trust, Series
                 1998-C4, Class A1B,
                 6.21%, 10/15/35...........       7,955,625
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 01/15/10...........       7,959,276
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27...........       7,277,017
   5,500,000   Master Alternative Loans
                 Trust, Series 2004-6,
                 Class A1,
                 6.28%, 06/25/34...........       5,534,375
                                             --------------
                                                 82,237,401
                                             --------------
               PRIVATE ASSET BACKED: OTHER -- 0.7%
   3,519,449   Impac Secured Assets Common
                 Owner Trust, Series
                 2003-2, Class A2,
                 6.00%, 08/25/33...........       3,567,834
   7,073,277   Structured Asset Securities
                 Corp., Series 2003-AL2,
                 Class A,
                 3.36%, 01/25/31...........       6,719,613
                                             --------------
                                                 10,287,447
                                             --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.6%
   8,000,000   Peco Energy Transition
                 Trust, Series 2000-A,
                 Class A4,
                 7.65%, 03/01/10...........       9,168,122
                                             --------------
               REAL ESTATE -- 0.2%
   2,130,000   EOP Operating LP,
                 4.75%, 03/15/14...........       1,966,128
   1,400,000   EOP Operating LP,
                 7.50%, 04/19/29...........       1,494,521
                                             --------------
                                                  3,460,649
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS -- 0.3%
$    910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11...........  $      979,123
   2,300,000   Developers Diversified
                 Realty Corp.,
                 3.88%, 01/30/09...........       2,199,865
   2,000,000   Rouse Company,
                 5.38%, 11/26/13...........       1,935,480
                                             --------------
                                                  5,114,468
                                             --------------
               SPECIAL PURPOSE ENTITY -- 0.2%
   1,525,000   Allstate Life Global Funding
                 Trust, Series 04-1,
                 4.50%, 05/29/09...........       1,535,931
   1,000,000   California Preferred Fund
                 Trust,
                 7.00%, perpetual..........       1,008,384
                                             --------------
                                                  2,544,315
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.5%
   2,150,000   America Movil SA de CV-144A,
                 5.50%, 03/01/14...........       1,985,929
   1,390,000   British Telecom PLC,
                 Variable Rate,
                 8.88%, 12/15/30...........       1,719,783
     550,000   Cincinnati Bell, Inc.,
                 8.38%, 01/15/14(a)........         492,250
     875,000   Deutsche Telekom
                 International Corp.,
                 Variable Rate,
                 8.25%, 06/15/05...........         920,209
   2,620,000   Deutsche Telekom
                 International Finance,
                 Variable Rate,
                 8.75%, 06/15/30...........       3,198,071
     345,000   Deutsche Telekom, Variable
                 Rate,
                 8.50%, 06/15/10...........         403,633
     358,000   MCI, Inc.,
                 5.91%, 05/01/07...........         348,155
     358,000   MCI, Inc.,
                 6.69%, 05/01/09...........         332,045
     307,000   MCI, Inc.,
                 7.74%, 05/01/14(a)........         275,533
   2,290,000   MCI, Inc., zero coupon,
                 04/01/34(f)...............              --
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29...........       2,687,803
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29...........       1,106,493

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$  1,010,000   Qwest Communications
                 International -- 144A,
                 7.50%, 02/15/14...........  $      916,575
     375,000   Sprint Capital Corp.,
                 8.75%, 03/15/32...........         438,233
     850,000   Telefonica Europe BV,
                 7.75%, 09/15/10...........         973,406
     815,000   Verizon New Jersey, Inc.,
                 Series A,
                 5.88%, 01/17/12...........         838,068
     550,000   Verizon Pennsylvania, Series
                 A,
                 5.65%, 11/15/11...........         558,818
   5,930,000   Vodafone Group PLC,
                 5.00%, 12/16/13...........       5,738,229
                                             --------------
                                                 22,933,233
                                             --------------
               TRANSPORTATION -- 0.2%
   1,350,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36...........       1,559,788
     765,000   Canadian National Railway
                 Company,
                 6.90%, 07/15/28...........         830,524
     540,000   OMI Corp.,
                 7.63%, 12/01/13...........         531,900
     810,000   Overseas Shipholding Group,
                 7.50%, 02/15/24...........         753,300
                                             --------------
                                                  3,675,512
                                             --------------
               UTILITIES -- 0.1%
     325,000   National Waterworks, Inc.,
                 Series B,
                 10.50%, 12/01/12..........         362,375
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10..........         575,750
                                             --------------
                                                    938,125
                                             --------------
               UTILITIES: ELECTRIC -- 1.1%
     835,000   AES Corp. -- 144A,
                 8.75%, 05/15/13...........         898,669
     790,000   Calpine Corp. -- 144A,
                 8.50%, 07/15/10...........         657,675
   1,035,000   Dominion Resources Capital
                 Trust III,
                 8.40%, 01/15/31...........       1,203,141
     885,000   Dominion Resources, Inc.,
                 6.30%, 03/15/33...........         843,379
   3,065,000   First Energy Corp., Series
                 C,
                 7.38%, 11/15/31...........       3,204,190

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
$  1,575,000   Midwest Generation LLC --
                 144A,
                 8.75%, 05/01/34...........  $    1,598,625
     835,000   NRG Energy, Inc. -- 144A,
                 8.00%, 12/15/13...........         847,525
   2,725,000   Ohio Edison,
                 5.45%, 05/01/15...........       2,597,966
   1,482,000   Ontario Electricity Finance,
                 6.10%, 01/30/08...........       1,593,420
     900,000   Southern Cal Edison,
                 5.75%, 04/01/35...........         834,265
   2,345,000   SP PowerAssets,
                 Ltd. -- 144A,
                 5.00%, 10/22/13...........       2,287,496
                                             --------------
                                                 16,566,351
                                             --------------
               TOTAL CORPORATE BONDS AND
                 NOTES (Cost
                 $449,222,536).............     439,573,399
                                             --------------
   SHARES
   ------
               COMMON STOCKS -- 0.0%
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
   3,720,000   MCI, Inc.(f) (Cost $0)......              --
                                             --------------
 PRINCIPAL
 ---------
               MUNICIPAL BONDS -- 0.1%
               CALIFORNIA
$  1,575,000   California State Department
                 of Water Powersupply
                 Revenue Bond, Series E,
                 3.98%, 05/01/05
                 (Cost $1,574,925).........       1,587,663
                                             --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 5.3%
   9,700,000   AID-Israel,
                 5.50%, 09/18/23...........       9,564,578
   2,475,000   Bonos Y Obligation Del
                 Estado,
                 3.60%, 01/31/09(h)........       3,021,246
  10,010,000   Bundesobligation, Series
                 143,
                 3.50%, 10/10/08(h)........      12,182,212
   7,850,000   Bundesobligation, Series
                 144,
                 3.25%, 04/17/09(h)........       9,400,665
  13,000,000   French Treasury Note,
                 3.50%, 01/12/09(h)........      15,793,675
  51,780,000   Government of Sweden,
                 5.00%, 01/28/09(i)........       7,154,299
  32,255,000   Government of Sweden, Series
                 1037,
                 8.00%, 08/15/07(i)........       4,831,079

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$  1,450,000   Province of Ontario,
                 3.50%, 09/17/07...........  $    1,443,481
     625,000   Province of Quebec, Series
                 A,
                 7.37%, 03/06/26...........         740,466
   1,120,000   Province of Quebec, Series
                 MTNA,
                 7.38%, 04/09/26...........       1,326,295
   3,372,457   Republic of Colombia,
                 9.75%, 04/09/11...........       3,743,428
   1,000,000   United Mexican States,
                 4.63%, 10/08/08...........         987,250
   2,295,000   United Mexican States,
                 8.38%, 01/14/11...........       2,599,088
   4,045,000   United Mexican States,
                 8.13%, 12/30/19...........       4,338,263
   2,385,000   United Mexican States,
                 8.00%, 09/24/22...........       2,482,785
                                             --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS (Cost
                 $78,116,320)..............      79,608,810
                                             --------------
               PREFERRED CORPORATE BONDS & NOTES -- 0.2%
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
   2,000,000   TCI Communications Financing
                 III,
                 9.65%, 03/31/27 (Cost
                 $2,152,354)...............       2,363,020
                                             --------------
               SHORT TERM US GOVERNMENT AGENCY
                 SECURITIES -- 17.2%
               FANNIE MAE -- 0.6%
   9,500,000   1.22%, 07/09/04.............       9,497,746
                                             --------------
               FEDERAL HOME LOAN BANK -- 16.6%
 250,000,000   1.16%, 07/16/04.............     249,879,167
                                             --------------
               TOTAL SHORT TERM US
                 GOVERNMENT AGENCY
                 SECURITIES (Cost
                 $259,376,913).............     259,376,913
                                             --------------
               SECURITIES LENDING COLLATERAL -- 9.8%
 148,016,041   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $148,016,041).............     148,016,041
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,904,154,755)...........   1,894,088,345
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 0.7%
$  2,480,483   With Investors Bank and
                 Trust, dated 06/30/04,
                 0.48%, due 07/01/04,
                 repurchase proceeds at
                 maturity $2,480,516
                 (Collateralized by Federal
                 Home Loan Bank, 6.00%, due
                 02/13/24,with a value of
                 $2,532,509)...............  $    2,480,483
   8,111,594   With Morgan Stanley, dated
                 06/30/04, 1.58%, due
                 07/01/04, repurchase
                 proceeds at maturity
                 $8,111,950 (Collateralized
                 by various AIG SunAmerica
                 Global Finance, 5.85% --
                 7.60%, due 06/15/05 to
                 03/15/32, with a total
                 value of $1,166,179,
                 Allstate Financial Global
                 Funding, 1.675%, due
                 12/20/05, with a value of
                 $81,241, American General
                 Corp., 7.50%, due
                 07/15/25, with a value of
                 $4,670, various ASIF
                 Global Finance XIX-XXIII,
                 1.44% -- 4.90%, due
                 05/30/06 to 01/17/13, with
                 a total value of
                 $3,508,250, Berkshire
                 Hathaway, Inc., 4.625%,
                 due 10/15/13, with a value
                 of $385,337, Citigroup,
                 Inc.,
                 6.875%, due 02/15/98, with
                 a value of $16,504,
                 Citizens Communications,
                 7.00%, due 11/01/25, with
                 a value of $344,052,
                 Citizens Property
                 Insurance, 6.70%, due
                 08/25/04, with a value of
                 $84,597, Eli Lilly &
                 Company, 7.125%, due
                 06/01/25, with a value of
                 $199,475, General Electric
                 Capital Corp., 6.75%, due
                 03/15/32, with a value of
                 $120,688, GlaxoSmithKline
                 Capital, Inc., 5.375%, due
                 04/15/34, with a value of
                 $91,472, John Hancock
                 Global Funding II, 1.66%,
                 due 09/06/05, with a value
                 of $158,639, Johnson &
                 Johnson,

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS (CONTINUED)
                 6.95%, due 09/01/29, with
                 a value of $288,321,
                 Morgan Stanley Capital I,
                 0.55%, due 12/15/31, with
                 a value of $70,670,
                 Saturns-AIG, 1.539%, due
                 12/01/45, with a value of
                 $1,216,739, various TIAA
                 Global Markets,
                 3.875% -- 4.125%, due
                 11/15/07 to 01/22/08, with
                 a total value of $503,119,
                 Wal-Mart Stores, 7.55%,
                 due 02/15/30, with a value
                 of $1,063, and Wal-Mart
                 Canada, 5.58%, due
                 05/01/06, with a value of
                 $42,375) (b)..............  $    8,111,594
                                             --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $10,592,077)........      10,592,077
                                             --------------
               SECURITIES SOLD SHORT -- (1.0)%
$ 14,900,000   Fannie Mae TBA,
                 6.00%, 07/15/04 (Proceeds
                 $15,107,048)..............     (15,211,976)
                                             --------------
 CONTRACTS
 ---------
               CALL OPTIONS WRITTEN -- 0.0%
          62   US Treasury Bond (20 Year)
                 September Future, Expiring
                 August 2004 @ 108, zero
                 coupon, 08/27/04 (Premium
                 $147,923).................        (156,938)
                                             --------------
               Total Investments -- 125.2%
                 (Cost $1,899,491,861).....   1,889,311,508
               Liabilities less other
                 assets -- (25.2)%.........    (379,699,434)
                                             --------------
               NET ASSETS -- 100.0%........  $1,509,612,074
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $1,899,491,861.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 10,334,899
    Gross unrealized depreciation..........   (20,515,252)
                                             ------------
    Net unrealized depreciation............  $(10,180,353)
                                             ============

---------------

(a)  All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)  Quarterly reset provision. The rate shown was in effect at June 30, 2004.

(d)  Monthly reset provision. The rate shown was in effect at June 30, 2004.

(e)  Security is segregated as collateral for written options and short sales.

(f) Securities received as a result of a class action suit involving WorldCom, Inc. bonds. The securities had no value at June 30, 2004.

(g)  Step bond. The rate shown was in effect at June 30, 2004.

(h)  Principal amount shown for this debt security is denominated in Euros.

(i)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(j)  Security is segregated as initial margin for futures contracts.

(k) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at June 30, 2004.

(l)  Variable Rate Security. The rate shown was in effect at June 30, 2004.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 65.5%
              ADVERTISING -- 0.1%
     12,900   Interpublic Group of Companies,
                Inc.*........................  $    177,117
      4,600   Omnicom Group, Inc. ...........       349,094
                                               ------------
                                                    526,211
                                               ------------
              AEROSPACE AND DEFENSE -- 1.3%
     33,100   Boeing Company.................     1,691,079
     11,700   General Dynamics Corp. ........     1,161,810
      2,800   Goodrich Corp. ................        90,524
     11,000   Lockheed Martin Corp. .........       572,880
      9,100   Northrop Grumman Corp. ........       488,670
     10,600   Raytheon Company...............       379,162
     12,700   United Technologies Corp. .....     1,161,796
                                               ------------
                                                  5,545,921
                                               ------------
              AGRICULTURE -- 0.1%
      7,150   Monsanto Company...............       275,275
                                               ------------
              AIRLINES -- 0.0%
      7,650   Southwest Airlines Company.....       128,291
                                               ------------
              APPAREL: MANUFACTURING -- 0.4%
      5,650   Jones Apparel Group, Inc. .....       223,062
      2,750   Liz Claiborne, Inc. ...........        98,945
     15,250   Nike, Inc. -- Class B..........     1,155,188
      2,200   Reebok International,
                Ltd.(a)......................        79,156
      6,350   V. F. Corp. ...................       309,245
                                               ------------
                                                  1,865,596
                                               ------------
              APPAREL: RETAIL -- 0.4%
     29,250   Limited Brands.................       546,975
     51,300   The Gap, Inc.(a)...............     1,244,025
                                               ------------
                                                  1,791,000
                                               ------------
              AUTOMOBILE: RETAIL -- 0.0%
      6,100   AutoNation, Inc.*(a)...........       104,310
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.8%
    107,650   Ford Motor Company(a)..........     1,684,722
     13,650   General Motors Corp.(a)........       635,954
      7,750   Harley-Davidson, Inc. .........       480,035
      9,900   PACCAR, Inc. ..................       574,101
                                               ------------
                                                  3,374,812
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      2,000   AutoZone, Inc.*................       160,200
      6,250   Dana Corp. ....................       122,500

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
      4,100   Genuine Parts Company..........  $    162,688
      1,900   Johnson Controls, Inc. ........       101,422
                                               ------------
                                                    546,810
                                               ------------
              BANKS -- 5.2%
      9,500   AmSouth Bancorp................       241,965
     48,681   Bank of America Corp. .........     4,119,385
     19,950   Bank of New York Company,
                Inc. ........................       588,126
     27,150   Bank One Corp. ................     1,384,650
      5,300   BB&T Corp. ....................       195,941
      6,048   Charter One Financial, Inc. ...       267,261
      4,300   Comerica, Inc. ................       235,984
     13,350   Fifth Third Bancorp............       717,963
      1,300   First Horizon National
                Corp. .......................        59,111
      4,300   Golden West Financial Corp. ...       457,305
      5,650   Huntington Bancshares, Inc. ...       129,385
     50,550   J.P. Morgan Chase & Company....     1,959,824
     17,000   KeyCorp........................       508,130
      5,700   Marshall & Ilsley Corp. .......       222,813
     10,900   Mellon Financial Corp. ........       319,697
     14,500   National City Corp. ...........       507,645
      3,850   North Fork Bancorp, Inc. ......       146,493
      5,550   Northern Trust Corp. ..........       234,654
      7,400   PNC Financial Services Group...       392,792
      5,900   Regions Financial Corp.(a).....       215,645
      8,150   SouthTrust Corp. ..............       316,302
      8,450   State Street Corp. ............       414,388
      7,400   SunTrust Banks, Inc.(a)........       480,926
      5,500   Synovus Financial Corp. .......       139,260
     47,682   U.S. Bancorp...................     1,314,116
      1,700   Union Planters Corp. ..........        50,677
     64,350   Wachovia Corp. ................     2,863,574
     21,750   Washington Mutual, Inc. .......       840,420
     40,950   Wells Fargo & Company..........     2,343,568
      2,850   Zions Bancorp..................       175,133
                                               ------------
                                                 21,843,133
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.7%
     14,850   Clear Channel Communications,
                Inc. ........................       548,708
      6,950   Gannett Company, Inc. .........       589,708
     11,400   McGraw-Hill Companies, Inc. ...       872,898
      1,050   Meredith Corp. ................        57,708
    110,400   Time Warner, Inc.*.............     1,940,831

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
      7,900   Tribune Company................  $    359,766
     42,500   Viacom, Inc. -- Class B........     1,518,100
     49,000   Walt Disney Company............     1,249,010
                                               ------------
                                                  7,136,729
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.6%
      4,100   Cintas Corp. ..................       195,447
      3,450   Ecolab, Inc.(a)................       109,365
     22,380   First Data Corp. ..............       996,357
      5,100   Fiserv, Inc.*..................       198,339
      3,600   Moody's Corp. .................       232,776
     15,300   Paychex, Inc. .................       518,364
      5,050   Robert Half International,
                Inc. ........................       150,339
                                               ------------
                                                  2,400,987
                                               ------------
              CHEMICALS -- 0.9%
      5,600   Air Products and Chemicals,
                Inc. ........................       293,720
     23,800   Dow Chemical Company...........       968,660
     24,000   E. I. du Pont de Nemours and
                Company......................     1,066,079
      5,750   Engelhard Corp. ...............       185,783
      2,500   International Flavors &
                Fragrances, Inc. ............        93,500
     10,250   PPG Industries, Inc. ..........       640,523
      6,500   Rohm and Haas Company..........       270,270
      2,300   Sigma-Aldrich Corp. ...........       137,103
                                               ------------
                                                  3,655,638
                                               ------------
              COMMERCIAL SERVICES -- 0.4%
     60,000   Cendant Corp. .................     1,468,800
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.1%
      5,900   Adobe Systems, Inc. ...........       274,350
      7,450   Autodesk, Inc. ................       318,935
     14,000   Automatic Data Processing,
                Inc. ........................       586,320
     12,200   BMC Software, Inc.*............       225,700
      3,600   Citrix Systems, Inc.*..........        73,296
     13,700   Computer Associates
                International, Inc. .........       384,422
      4,700   Computer Sciences Corp.*.......       218,221
     22,800   Compuware Corp.*...............       150,480
      7,500   Electronic Arts, Inc.*.........       409,125
      4,600   Intuit, Inc.*..................       177,468
      1,900   Mercury Interactive Corp.*.....        94,677
    271,950   Microsoft Corp. ...............     7,766,891
      2,200   NCR Corp.*.....................       109,098

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    128,950   Oracle Corp.*..................  $  1,538,374
      3,400   PeopleSoft, Inc.*..............        62,900
     12,000   Siebel Systems, Inc.*..........       128,160
      7,400   SunGard Data Systems, Inc.*....       192,400
      9,950   Unisys Corp.*..................       138,106
     10,600   VERITAS Software Corp.*........       293,620
                                               ------------
                                                 13,142,543
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.5%
      9,150   Apple Computer, Inc.*..........       297,741
      2,500   Avery Dennison Corp. ..........       160,025
     83,750   Dell, Inc.*....................     2,999,925
     57,800   EMC Corp.*.....................       658,920
     19,350   Gateway, Inc.*.................        87,075
     74,587   Hewlett-Packard Company........     1,573,786
     40,950   International Business Machines
                Corp. .......................     3,609,742
      3,000   Lexmark International Group,
                Inc.*........................       289,590
      8,300   Network Appliance, Inc.*.......       178,699
      5,750   Pitney Bowes, Inc. ............       254,438
     32,600   Sun Microsystems, Inc.*........       141,484
     20,500   Xerox Corp.*(a)................       297,250
                                               ------------
                                                 10,548,675
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.3%
      5,550   American Standard Companies,
                Inc.*........................       223,721
      3,050   Centex Corp. ..................       139,538
      1,400   KB Home........................        96,082
     26,200   Masco Corp.(a).................       816,915
      2,200   Vulcan Materials Company(a)....       104,610
                                               ------------
                                                  1,380,866
                                               ------------
              CONSUMER GOODS AND SERVICES -- 5.2%
      2,400   Alberto-Culver Company -- Class
                B............................       120,336
     49,850   Altria Group, Inc. ............     2,494,992
     11,400   Avon Products, Inc.(a).........       525,996
      5,350   Clorox Company.................       287,723
     12,750   Colgate-Palmolive Company......       745,238
      2,800   Eastman Kodak Company(a).......        75,544
      7,300   FedEx Corp. ...................       596,337
      3,350   Fortune Brands, Inc. ..........       252,691
    252,300   General Electric Company.......     8,174,519

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
     55,900   Gillette Company...............  $  2,370,160
     20,200   Kimberly-Clark Corp. ..........     1,330,776
      1,900   Leggett & Platt, Inc. .........        50,749
     79,200   Procter & Gamble Company.......     4,311,647
      2,150   R.J. Reynolds Tobacco Holdings,
                Inc. ........................       145,319
      5,450   The Sherwin-Williams Company...       226,448
      1,900   Whirlpool Corp.(a).............       130,340
                                               ------------
                                                 21,838,815
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
      1,300   Ball Corp. ....................        93,665
        900   Bemis Company, Inc. ...........        25,425
      3,650   Pactiv Corp.*..................        91,031
      2,350   Sealed Air Corp.*..............       125,185
                                               ------------
                                                    335,306
                                               ------------
              DISTRIBUTION -- 0.1%
      5,600   W.W. Grainger, Inc. ...........       322,000
                                               ------------
              EDUCATION -- 0.1%
      4,550   Apollo Group, Inc. -- Class
                A*...........................       401,720
                                               ------------
              ELECTRONICS -- 0.4%
      8,450   Advanced Micro Devices*(a).....       134,355
     10,600   Emerson Electric Company.......       673,630
      4,750   Jabil Circuit, Inc.*...........       119,605
      4,950   Rockwell Collins, Inc. ........       164,934
     19,900   Sanmina-SCI Corp.*.............       181,090
     20,550   Solectron Corp.*...............       132,959
      2,900   Tektronix, Inc. ...............        98,658
                                               ------------
                                                  1,505,231
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     10,800   Allied Waste Industries,
                Inc.*........................       142,344
     13,750   Waste Management, Inc. ........       421,438
                                               ------------
                                                    563,782
                                               ------------
              FINANCIAL SERVICES -- 4.7%
     31,300   American Express Company.......     1,608,194
      2,500   Bear Stearns Companies,
                Inc.(a)......................       210,775
      5,350   Capital One Financial Corp. ...       365,833
     12,500   Charles Schwab Corp. ..........       120,125
    124,249   Citigroup, Inc. ...............     5,777,578
     15,300   Countrywide Financial Corp. ...     1,074,825
      1,950   Deluxe Corp. ..................        84,825

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      9,200   E*TRADE Financial Corp.*.......  $    102,580
      5,400   Equifax, Inc. .................       133,650
     23,600   Fannie Mae.....................     1,684,095
      6,350   Franklin Resources, Inc. ......       318,008
     16,500   Freddie Mac....................     1,044,450
     18,100   Goldman Sachs Group, Inc. .....     1,704,295
      4,500   H&R Block, Inc. ...............       214,560
      6,600   Lehman Brothers Holdings,
                Inc. ........................       496,650
     33,050   MBNA Corp. ....................       852,360
     22,900   Merrill Lynch & Company,
                Inc. ........................     1,236,142
     27,850   Morgan Stanley.................     1,469,645
      7,500   Providian Financial Corp.*.....       110,025
     14,000   Prudential Financial, Inc. ....       650,580
     11,850   SLM Corp. .....................       479,333
      3,600   T. Rowe Price Group, Inc. .....       181,440
                                               ------------
                                                 19,919,968
                                               ------------
              FOOD AND BEVERAGE -- 2.5%
     15,100   Archer-Daniels-Midland
                Company......................       253,378
      1,200   Brown-Forman Corp. -- Class
                B............................        57,924
     76,850   Coca-Cola Company..............     3,879,388
     11,000   Coca-Cola Enterprises, Inc. ...       318,890
     13,850   ConAgra Foods, Inc. ...........       375,058
      3,500   General Mills, Inc. ...........       166,355
      9,050   H.J. Heinz Company.............       354,760
      6,300   Hershey Foods Corp. ...........       291,501
     10,050   Kellogg Company................       420,593
      3,700   McCormick & Company, Inc. .....       125,800
      6,700   Pepsi Bottling Group, Inc. ....       204,618
     41,600   PepsiCo, Inc. .................     2,241,408
     32,000   Sara Lee Corp. ................       735,680
     15,500   Sysco Corp. ...................       555,985
      4,100   UST, Inc. .....................       147,600
      5,900   Wm. Wrigley Jr. Company........       371,995
                                               ------------
                                                 10,500,933
                                               ------------
              INSURANCE -- 3.7%
     15,850   Ace, Ltd. .....................       670,138
      6,500   Aetna, Inc. ...................       552,500
     13,350   AFLAC, Inc. ...................       544,814
     17,450   Allstate Corp. ................       812,297
      3,100   Ambac Financial Group, Inc. ...       227,664
     62,703   American International Group,
                Inc. ........................     4,469,469

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      8,000   Aon Corp. .....................  $    227,760
      7,500   Chubb Corp. ...................       511,350
      8,150   CIGNA Corp. ...................       560,802
      4,305   Cincinnati Financial Corp. ....       187,354
     11,750   Hartford Financial Services
                Group, Inc. .................       807,695
      8,650   Humana, Inc.*..................       146,185
      1,400   Jefferson-Pilot Corp.(a).......        71,120
      4,300   Lincoln National Corp.(a)......       203,175
      7,200   Loews Corp. ...................       431,712
      4,950   Marsh & McLennan Companies,
                Inc.(a)......................       224,631
      4,300   MBIA, Inc. ....................       245,616
     20,050   MetLife, Inc. .................       718,793
      2,750   MGIC Investment Corp.(a).......       208,615
      8,650   Principal Financial Group,
                Inc. ........................       300,847
     12,850   Progressive Corp. .............     1,096,104
      3,850   SAFECO Corp. ..................       169,400
     38,283   The St. Paul Travelers
                Companies, Inc. .............     1,551,992
      3,600   Torchmark Corp. ...............       193,680
      3,300   XL Capital, Ltd. -- Class A....       249,018
                                               ------------
                                                 15,382,731
                                               ------------
              INTERNET SERVICES -- 1.6%
    164,800   Cisco Systems, Inc.*...........     3,905,760
     15,600   eBay, Inc.*....................     1,434,420
      4,450   Monster Worldwide, Inc.*(a)....       114,454
      8,300   Novell, Inc.*..................        69,637
     12,600   Symantec Corp.*................       551,628
     12,700   YAHOO!, Inc.*..................       461,391
                                               ------------
                                                  6,537,290
                                               ------------
              LEISURE AND RECREATION -- 0.5%
      2,450   Brunswick Corp. ...............        99,960
     15,450   Carnival Corp. ................       726,150
      2,450   Harrah's Entertainment,
                Inc. ........................       132,545
      4,150   Hilton Hotels Corp. ...........        77,439
      9,200   International Game
                Technology...................       355,120
      5,750   Marriott International, Inc. --
                Class A(a)...................       286,810
      5,100   Starwood Hotels & Resorts
                Worldwide, Inc. .............       228,735
                                               ------------
                                                  1,906,759
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 0.5%
      8,800   Caterpillar, Inc. .............  $    699,072
      9,950   Deere & Company................       697,893
      4,650   Dover Corp. ...................       195,765
      4,100   Ingersoll-Rand Company, Ltd. --
                Class A......................       280,071
      4,400   Rockwell Automation, Inc. .....       165,044
                                               ------------
                                                  2,037,845
                                               ------------
              MANUFACTURING -- 2.2%
     36,350   3M Company.....................     3,271,863
      2,800   Cooper Industries,
                Ltd. -- Class A..............       166,348
      7,700   Danaher Corp. .................       399,245
      3,900   Eaton Corp. ...................       252,486
     22,100   Honeywell International,
                Inc. ........................       809,523
      7,700   Illinois Tool Works, Inc. .....       738,353
      2,350   ITT Industries, Inc. ..........       195,050
      4,450   Parker-Hannifin Corp. .........       264,597
      4,150   Textron, Inc. .................       246,303
     94,100   Tyco International, Ltd.(a)....     3,118,474
                                               ------------
                                                  9,462,242
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.0%
      5,400   Anthem, Inc.*(a)...............       483,624
        700   Express Scripts, Inc.*.........        55,461
     16,350   IMS Health, Inc. ..............       383,244
      3,650   Manor Care, Inc. ..............       119,282
      6,758   Medco Health Solutions,
                Inc.*........................       253,425
      2,450   Quest Diagnostics, Inc. .......       208,128
     24,950   UnitedHealth Group, Inc. ......     1,553,137
      8,900   WellPoint Health Networks,
                Inc.*........................       996,889
                                               ------------
                                                  4,053,190
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.4%
      1,250   Allergan, Inc. ................       111,900
      1,600   Bausch & Lomb, Inc. ...........       104,112
     14,550   Baxter International, Inc. ....       502,121
     10,350   Becton, Dickinson and
                Company(a)...................       536,130
      7,450   Biomet, Inc.*..................       331,078
     20,150   Boston Scientific Corp.*.......       862,420
      2,600   C. R. Bard, Inc. ..............       147,290
      3,050   Guidant Corp. .................       170,434
     71,150   Johnson & Johnson..............     3,963,054
     29,650   Medtronic, Inc. ...............     1,444,548
      4,250   St. Jude Medical, Inc.*........       321,513

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
     10,400   Stryker Corp. .................  $    572,000
     13,900   Zimmer Holdings, Inc.*.........     1,225,980
                                               ------------
                                                 10,292,580
                                               ------------
              METALS AND MINING -- 0.4%
     22,100   Alcoa, Inc. ...................       729,963
      4,100   Newmont Mining Corp. ..........       158,916
      2,000   Nucor Corp. ...................       153,520
      6,100   Phelps Dodge Corp.*............       472,811
      3,200   United States Steel Corp.(a)...       112,384
                                               ------------
                                                  1,627,594
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
      3,700   Kinder Morgan, Inc. ...........       219,373
     17,700   Williams Companies, Inc. ......       210,630
                                               ------------
                                                    430,003
                                               ------------
              OIL, COAL AND GAS -- 4.9%
      2,000   Amerada Hess Corp. ............       158,380
      6,650   Anadarko Petroleum Corp. ......       389,690
      7,714   Apache Corp. ..................       335,945
      3,250   Baker Hughes, Inc. ............       122,363
      1,550   BJ Services Company*...........        71,052
     23,500   Burlington Resources, Inc. ....       850,230
     42,500   ChevronTexaco Corp. ...........     3,999,674
     25,113   ConocoPhillips.................     1,915,870
     14,100   Devon Energy Corp. ............       930,600
      1,200   EOG Resources, Inc. ...........        71,652
    179,650   Exxon Mobil Corp. .............     7,978,256
      2,400   Kerr-McGee Corp. ..............       129,048
     14,100   Marathon Oil Corp. ............       533,544
      1,350   Nabors Industries, Ltd.*.......        61,047
      3,450   Noble Corp.*...................       130,721
     21,750   Occidental Petroleum Corp. ....     1,052,917
      9,200   Praxair, Inc. .................       367,172
      5,700   Schlumberger, Ltd. ............       362,007
      2,700   Sunoco, Inc. ..................       171,774
      3,100   Transocean, Inc.*..............        89,714
      6,800   Unocal Corp. ..................       258,400
      7,000   Valero Energy Corp. ...........       516,320
                                               ------------
                                                 20,496,376
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.5%
      1,600   Boise Cascade Corp. ...........        60,224
      6,400   Georgia-Pacific Corp. .........       236,672

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
     12,200   International Paper
                Company(a)...................  $    545,340
      6,450   Louisiana-Pacific Corp. .......       152,543
      4,600   MeadWestvaco Corp. ............       135,194
      4,200   Plum Creek Timber Company,
                Inc. ........................       136,836
      2,400   Temple-Inland, Inc. ...........       166,200
     10,050   Weyerhauser Company............       634,356
                                               ------------
                                                  2,067,365
                                               ------------
              PHARMACEUTICALS -- 3.6%
      2,700   AmerisourceBergen Corp. .......       161,406
     47,500   Bristol-Myers Squibb Company...     1,163,750
     10,150   Cardinal Health, Inc. .........       711,008
     10,900   Caremark Rx, Inc.*.............       359,046
     27,350   Eli Lilly and Company..........     1,912,038
      8,850   Forest Laboratories, Inc.*.....       501,176
      3,815   Hospira, Inc.*.................       105,294
     10,350   King Pharmaceuticals, Inc.*....       118,508
     54,200   Merck & Company, Inc. .........     2,574,499
      6,550   Mylan Laboratories, Inc. ......       132,638
    182,410   Pfizer, Inc. ..................     6,253,014
      2,600   Watson Pharmaceuticals,
                Inc.*(a).....................        69,940
     32,200   Wyeth..........................     1,164,352
                                               ------------
                                                 15,226,669
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
      2,150   Dow Jones & Company, Inc.(a)...        96,965
        800   Knight-Ridder, Inc. ...........        57,600
      6,450   New York Times Company -- Class
                A............................       288,380
      3,300   R.R. Donnelley & Sons Company..       108,966
                                               ------------
                                                    551,911
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
      1,950   Simon Property Group,
                Inc.(a)......................       100,269
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.5%
     31,284   Amgen, Inc.*...................     1,707,167
      3,250   Biogen Idec, Inc.*.............       205,563
      4,550   Chiron Corp.*..................       203,112
      2,400   Millipore Corp.*...............       135,288
                                               ------------
                                                  2,251,130
                                               ------------
              RETAIL -- 3.9%
      7,000   Bed Bath & Beyond, Inc.*.......       269,150
     18,700   Best Buy Company, Inc. ........       948,838

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     18,800   Costco Wholesale Corp. ........  $    772,116
      9,800   CVS Corp. .....................       411,796
      7,900   Dollar General Corp. ..........       154,524
      1,550   Family Dollar Stores,
                Inc.(a)......................        47,151
      7,150   Federated Department Stores,
                Inc. ........................       351,065
     55,400   Home Depot, Inc. ..............     1,950,079
     15,050   J. C. Penney Company, Inc.
                (Holding Company)(a).........       568,288
      3,350   Kohl's Corp.*..................       141,638
     20,350   Lowe's Companies, Inc. ........     1,069,393
      7,050   May Department Stores Company..       193,805
      7,800   Nordstrom, Inc. ...............       332,358
      8,300   Office Depot, Inc.*(a).........       148,653
      9,500   RadioShack Corp. ..............       271,985
      5,400   Sears, Roebuck & Company.......       203,904
     28,900   Staples, Inc. .................       847,059
     21,750   Target Corp. ..................       923,723
     12,200   TJX Companies, Inc. ...........       294,508
      9,800   Toys "R" Us, Inc.*.............       156,604
    104,070   Wal-Mart Stores, Inc. .........     5,490,732
     25,000   Walgreen Company...............       905,250
                                               ------------
                                                 16,452,619
                                               ------------
              RETAIL: RESTAURANTS -- 0.6%
     52,850   McDonald's Corp. ..............     1,374,100
     16,000   Starbucks Corp.*...............       695,680
      4,250   Wendy's International, Inc. ...       148,070
      7,500   YUM! Brands, Inc.*.............       279,150
                                               ------------
                                                  2,497,000
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
      8,600   Albertson's, Inc. .............       228,244
      4,400   Safeway, Inc.*.................       111,496
      5,350   SUPERVALU, Inc. ...............       163,764
                                               ------------
                                                    503,504
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     12,000   Agilent Technologies, Inc.*....       351,360
      6,900   Applera Corp.-Applied
                Biosystems Group.............       150,075
      3,800   Pall Corp.(a)..................        99,522
      2,550   PerkinElmer, Inc. .............        51,102

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS
                (CONTINUED)
      5,200   Thermo Electron Corp.*.........  $    159,848
      2,750   Waters Corp.*..................       131,395
                                               ------------
                                                    943,302
                                               ------------
              SEMICONDUCTORS -- 2.1%
      9,500   Altera Corp.*..................       211,090
      8,700   Analog Devices, Inc. ..........       409,596
     39,800   Applied Materials, Inc.*.......       780,876
      3,050   Broadcom Corp. -- Class A*.....       142,649
    155,600   Intel Corp. ...................     4,294,559
      4,900   KLA-Tencor Corp.*(a)...........       241,962
      8,050   Linear Technology Corp. .......       317,734
      9,850   LSI Logic Corp.*...............        75,057
      8,050   Maxim Integrated Products,
                Inc. ........................       421,981
     15,850   Micron Technology, Inc.*.......       242,664
      6,100   National Semiconductor
                Corp.*.......................       134,139
      1,300   Novellus Systems, Inc.*........        40,872
      5,200   Teradyne, Inc.*(a).............       118,040
     42,000   Texas Instruments, Inc. .......     1,015,559
      8,350   Xilinx, Inc. ..................       278,139
                                               ------------
                                                  8,724,917
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.1%
     12,750   ALLTEL Corp. ..................       645,405
     17,010   AT&T Corp.(a)..................       248,856
     27,650   AT&T Wireless Services,
                Inc.*........................       395,948
      9,700   Avaya, Inc.*...................       153,163
     46,050   BellSouth Corp. ...............     1,207,431
      4,050   CenturyTel, Inc. ..............       121,662
      8,400   Comverse Technology, Inc.*.....       167,496
     30,000   Corning, Inc.*.................       391,800
    102,900   Lucent Technologies,
                Inc.*(a).....................       388,962
    430,000   MCI, Inc.(f)...................            --
    260,000   MCI, Inc.(f)...................            --
    125,000   Motorola, Inc. ................     2,281,250
     27,600   Nextel Communications, Inc. --
                Class A*.....................       735,816
     19,450   QUALCOMM, Inc. ................     1,419,461
     79,100   SBC Communications, Inc. ......     1,918,175
      9,550   Scientific-Atlanta, Inc. ......       329,475
     13,850   Sprint Corp. (FON Group).......       243,760

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
     10,400   Tellabs, Inc.*(a)..............  $     90,896
     66,050   Verizon Communications,
                Inc. ........................     2,390,350
                                               ------------
                                                 13,129,906
                                               ------------
              TOOLS -- 0.1%
      4,250   Black & Decker Corp. ..........       264,053
      1,700   Snap-on, Inc. .................        57,035
      2,650   Stanley Works..................       120,787
                                               ------------
                                                    441,875
                                               ------------
              TOYS -- 0.0%
      6,700   Hasbro, Inc. ..................       127,300
                                               ------------
              TRANSPORTATION -- 0.7%
      9,400   Burlington Northern Santa Fe
                Corp. .......................       329,658
      9,950   Norfolk Southern Corp. ........       263,874
      3,000   Ryder System, Inc.(a)..........       120,210
     27,400   United Parcel Service, Inc. --
                Class B......................     2,059,658
                                               ------------
                                                  2,773,400
                                               ------------
              UTILITIES: ELECTRIC -- 1.5%
     27,550   AES Corp.*.....................       273,572
      4,200   Ameren Corp.(a)................       180,432
      9,840   American Electric Power
                Company, Inc. ...............       314,880
     14,600   CenterPoint Energy, Inc.(a)....       167,900
      4,150   Cinergy Corp. .................       157,700
      2,200   Consolidated Edison, Inc. .....        87,472
      4,100   Constellation Energy Group,
                Inc. ........................       155,390
      9,050   Duke Energy Corp. .............       183,625
     19,600   Edison International...........       501,172
      5,650   Entergy Corp. .................       316,457
     16,900   Exelon Corp. ..................       562,600
      8,850   FirstEnergy Corp. .............       331,079
      4,350   FPL Group, Inc. ...............       278,183
     12,250   PG&E Corp.*....................       342,265
      4,700   PPL Corp. .....................       215,730
      5,800   Progress Energy, Inc.(a).......       255,490
      6,800   Public Service Enterprise
                Group, Inc.(a)...............       272,204
     18,450   Southern Company(a)............       537,817

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
     20,400   TXU Corp. .....................  $    826,403
     10,350   Xcel Energy, Inc.(a)...........       172,949
                                               ------------
                                                  6,133,320
                                               ------------
              UTILITIES: GAS -- 0.1%
      4,750   KeySpan Corp. .................       174,325
      6,100   NiSource, Inc. ................       125,782
      6,000   Sempra Energy..................       206,580
                                               ------------
                                                    506,687
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $245,829,871)................   275,781,136
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 7.1%
              US TREASURY BONDS -- 1.8%
$ 1,580,000   10.38%, 11/15/12(a)............     1,929,823
  1,100,000   8.13%, 08/15/19(a).............     1,441,000
  1,145,000   8.50%, 02/15/20................     1,549,687
  1,530,000   8.00%, 11/15/21................     2,005,854
    405,000   6.75%, 08/15/26(a).............       476,144
     15,000   5.38%, 02/15/31................        15,133
                                               ------------
                                                  7,417,641
                                               ------------
              US TREASURY NOTES -- 5.3%
  4,540,000   1.50%, 03/31/06................     4,458,956
  1,845,000   2.25%, 04/30/06(a).............     1,832,965
  8,210,000   2.50%, 05/31/06................     8,184,993
  1,265,000   2.75%, 06/30/06................     1,266,187
  1,250,000   3.13%, 05/15/07(a).............     1,250,391
    220,000   3.25%, 08/15/07................       220,266
  1,920,000   2.63%, 03/15/09(a).............     1,827,450
    550,000   3.88%, 05/15/09................       552,020
    225,000   4.00%, 06/15/09................       226,995
    620,000   4.00%, 11/15/12(a).............       600,456
  2,000,000   4.75%, 05/15/14................     2,021,486
                                               ------------
                                                 22,442,165
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $30,164,109)...........    29,859,806
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 15.3%
              FANNIE MAE -- 9.6%
    300,000   1.75%, 06/16/06(a).............       293,007
    325,000   7.13%, 03/15/07................       356,217
  1,355,000   2.35%, 04/05/07................     1,317,653

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,795,000   5.75%, 02/15/08................  $  1,914,299
  1,730,000   6.00%, 05/15/08................     1,864,973
    520,000   3.13%, 03/16/09................       495,616
    400,000   6.63%, 09/15/09................       442,980
  1,160,000   5.50%, 07/18/12................     1,169,616
    423,580   PL# 252345, 6.00%, 03/01/14....       442,813
    193,638   PL# 255069, 5.00%, 01/01/34....       187,725
    398,457   PL# 255225, 5.50%, 06/01/34....       397,192
    276,687   PL# 323842, 5.50%, 07/01/14....       284,898
    303,923   PL# 406815, 7.00%, 07/01/28....       322,033
    351,131   PL# 535675, 7.00%, 01/01/16....       373,187
      3,716   PL# 549906, 7.50%, 09/01/30....         3,984
      6,071   PL# 552549, 7.50%, 09/01/30....         6,510
    529,271   PL# 555531, 5.50%, 06/01/33....       528,433
      2,224   PL# 558384, 7.50%, 01/01/31....         2,385
     17,622   PL# 564462, 6.50%, 03/01/32....        18,368
    100,017   PL# 566031, 6.00%, 03/01/16....       104,395
      4,822   PL# 568677, 7.50%, 01/01/31....         5,171
      3,673   PL# 572762, 7.50%, 03/01/31....         3,937
     26,361   PL# 575334, 6.00%, 04/01/16....        27,515
     63,281   PL# 577523, 6.00%, 05/01/16....        66,051
     13,759   PL# 578769, 6.00%, 05/01/16....        14,361
    191,250   PL# 579234, 6.00%, 04/01/16....       199,622
     27,363   PL# 582178, 7.50%, 06/01/31....        29,335
    108,153   PL# 582491, 6.00%, 05/01/16....       112,887
     24,890   PL# 594316, 6.50%, 07/01/31....        25,965
      4,320   PL# 602859, 6.50%, 10/01/31....         4,507
     87,760   PL# 614924, 7.00%, 12/01/16....        93,272
     33,580   PL# 618454, 5.50%, 12/01/16....        34,474
      7,830   PL# 620174, 6.50%, 12/01/31....         8,168
    173,179   PL# 627256, 6.50%, 03/01/32....       180,504
     37,353   PL# 649576, 6.00%, 12/01/32....        38,213
    393,913   PL# 721724, 6.00%,
                06/01/33(e)..................       402,736
  3,560,579   PL# 725232, 5.00%, 03/01/34....     3,451,864
    392,374   PL# 727361, 5.00%, 08/01/18....       393,893
     48,263   PL# 744714, 4.50%, 10/01/18....        47,306
     96,987   PL# 748975, 4.00%, 10/01/18....        92,636
    540,461   PL# 749105, 4.50%, 10/01/18....       529,745
    678,974   PL# 770052, 4.50%, 03/01/19....       664,899
     99,990   PL# 773100, 5.50%, 04/01/34....        99,673
    498,564   PL# 773385, 5.50%, 05/01/34....       496,980
    787,261   PL# 777336, 4.50%, 04/01/19....       770,942
    700,000   TBA, 4.00%, 07/01/19...........       666,750

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,100,000   TBA, 4.50%, 07/01/19...........  $  1,074,907
  5,300,000   TBA, 5.00%, 07/01/19...........     5,306,624
  1,200,000   TBA, 5.50%, 07/01/19(e)........     1,227,374
  2,700,000   TBA, 6.00%, 07/01/19...........     2,812,217
  1,600,000   TBA, 5.00%, 07/01/34...........     1,545,501
  7,500,000   TBA, 5.50%, 07/01/34...........     7,464,839
  1,100,000   TBA, 6.00%, 07/01/34(e)........     1,123,032
    700,000   TBA, 6.50%, 07/01/34...........       728,875
                                               ------------
                                                 40,271,059
                                               ------------
              FANNIE MAE GOLD -- 0.2%
  1,000,000   TBA, 5.50%, 07/01/19...........     1,021,875
                                               ------------
              FREDDIE MAC -- 0.9%
  1,525,000   2.85%, 02/23/07................     1,506,527
    695,000   3.50%, 04/01/08(a).............       684,877
     60,000   3.88%, 11/10/08................        59,633
    410,000   3.88%, 01/12/09................       403,469
  1,230,000   4.13%, 02/24/11................     1,182,297
                                               ------------
                                                  3,836,803
                                               ------------
              FREDDIE MAC GOLD -- 3.1%
    790,000   7.00%, 03/15/10................       891,068
  2,700,000   4.50%, 12/16/10................     2,634,547
  1,142,712   PL# A12447, 6.00%, 08/01/33....     1,168,920
    256,009   PL# A12800, 5.50%, 08/01/33....       255,757
    502,080   PL# B13607, 4.50%, 04/01/19....       491,359
    497,989   PL# B14156, 4.00%, 05/01/19....       475,122
    498,019   PL# B14794, 4.50%, 06/01/19....       487,384
    584,716   PL# C01623, 5.50%,
                09/01/33(e)..................       584,140
     70,031   PL# C64741, 7.00%, 03/01/32....        73,937
    559,045   PL# C75655, 6.00%,
                01/01/33(e)..................       572,188
     73,330   PL# E00513, 6.00%, 09/01/12....        76,717
     78,823   PL# E01172, 6.00%,
                07/01/17(e)..................        82,274
     42,556   PL# E84467, 6.00%,
                07/01/16(e)..................        44,435
     87,164   PL# E89080, 6.00%, 04/01/17....        90,981
    104,473   PL# E89874, 6.00%,
                05/01/17(e)..................       109,085
    368,010   PL# E89913, 6.00%, 05/01/17....       384,125
     88,428   PL# E90603, 6.00%,
                07/01/17(e)..................        92,301
    221,819   PL# E90827, 5.50%, 08/01/17....       227,278
     66,457   PL# E91210, 6.00%, 09/01/17....        69,367
     13,252   PL# G01309, 7.00%, 08/01/31....        14,018
    129,851   PL# G01315, 7.00%, 09/01/31....       137,466
    327,305   PL# G01391, 7.00%, 04/01/32....       346,498

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD (CONTINUED)
$   411,923   PL# M80813, 4.00%, 04/01/10....  $    403,443
  1,700,000   TBA, 5.00%, 07/01/34...........     1,641,030
    800,000   TBA, 6.00%, 07/01/34...........       817,000
    700,000   TBA, 6.50%, 07/01/34...........       729,532
                                               ------------
                                                 12,899,972
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 1.0%
    395,622   PL# 003161, 6.50%, 11/20/31....       413,085
     16,929   PL# 461836, 7.00%, 01/15/28....        18,023
     36,952   PL# 480112, 6.00%, 04/15/29....        37,988
     35,094   PL# 499445, 6.00%, 04/15/29....        36,078
     55,266   PL# 552851, 6.00%, 10/15/32....        56,766
     41,992   PL# 555283, 6.50%, 04/15/32....        43,941
    147,442   PL# 555581, 7.00%, 10/15/31....       156,771
     24,027   PL# 569839, 6.50%, 06/15/32....        25,142
    114,329   PL# 578249, 6.00%, 10/15/32....       117,431
     47,564   PL# 587784, 6.50%, 12/15/32....        49,772
    339,562   PL# 590257, 6.00%, 10/15/32....       348,775
      8,958   PL# 596647, 7.00%, 09/15/32....         9,521
    198,299   PL# 607183, 6.00%, 11/15/33....       203,613
    488,692   PL# 609510, 6.00%, 11/15/33....       501,788
    501,229   PL# 616026, 6.00%, 10/15/33....       514,661
    976,288   PL# 625651, 5.50%, 01/15/34....       976,999
    198,625   PL# 629348, 5.50%, 02/15/34....       198,770
    106,982   PL# 780914, 6.00%, 11/15/28....       110,051
    409,698   PL# 781328, 7.00%, 09/15/31....       435,859
                                               ------------
                                                  4,255,034
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.4%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       638,388
    400,000   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       410,671
    365,000   Fannie Mae, Series 2002-81,
                Class BR,
                5.25%, 04/25/25..............       376,256
    325,000   Freddie Mac, Series 2550, Class
                QP,
                5.00%, 03/15/26..............       327,821
                                               ------------
                                                  1,753,136
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              RESOLUTION FUNDING STRIPS -- 0.1%
$   250,000   Zero coupon, 07/15/18..........  $    114,728
    250,000   Zero coupon, 10/15/18..........       112,685
                                               ------------
                                                    227,413
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $64,257,425).................    64,265,292
                                               ------------
              CORPORATE BONDS AND NOTES -- 10.4%
              AEROSPACE AND DEFENSE -- 0.3%
     35,000   BE Aerospace,
                8.50%, 10/01/10..............        37,013
    250,000   Lockheed Martin Corp.,
                8.50%, 12/01/29..............       314,517
    110,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       126,390
     90,000   Northrop Grumman Corp.,
                7.13%, 02/15/11..............       101,274
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        23,335
    120,000   Raytheon Company,
                4.85%, 01/15/11..............       119,265
    720,000   RC Trust I,
                7.00%, 05/15/06..............       387,449
                                               ------------
                                                  1,109,243
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     60,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............        61,757
    375,000   Daimler Chrysler N.A. Holding,
                4.05%, 06/04/08..............       368,026
                                               ------------
                                                    429,783
                                               ------------
              BANKS -- 1.2%
    220,000   ANZ Capital Trust I -- 144A,
                4.48%, perpetual.............       214,000
    155,000   Bank of America Corp.,
                3.88%, 01/15/08(j)...........       154,876
      5,000   Bank of America Corp.,
                7.80%, 02/15/10..............         5,753
    315,000   Bank of America Corp.,
                4.38%, 12/01/10..............       307,440
    130,000   Bank of America Corp.,
                7.40%, 01/15/11..............       147,525
    285,000   Bank of America Corp.,
                5.38%, 06/15/14..............       283,002
    275,000   Barclays Bank PLC -- 144A,
                Variable Rate,
                8.55%, perpetual(j)(l).......       326,127
    175,000   Chase Manhattan Corp.,
                7.13%, 06/15/09..............       195,299

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   600,000   DEPFA ACS Bank,
                3.63%, 10/29/08..............  $    589,473
    190,000   Fleetboston Financial Corp.,
                3.85%, 02/15/08..............       189,415
    150,000   HSBC Bank USA,
                4.63%, 04/01/14..............       139,895
    175,000   JP Morgan Chase & Company,
                5.35%, 03/01/07..............       183,525
     50,000   JP Morgan Chase & Company,
                5.25%, 05/30/07..............        52,219
     75,000   JP Morgan Chase & Company,
                3.63%, 05/01/08..............        74,235
    275,000   JP Morgan Chase & Company,
                3.50%, 03/15/09..............       264,162
    110,000   JP Morgan Chase & Company,
                6.75%, 02/01/11..............       120,050
     75,000   Sovereign Bancorp,
                10.50%, 11/15/06.............        85,971
    215,000   Suntrust Bank,
                4.42%, 06/15/09(a)...........       214,721
    250,000   Swedish Export Credit,
                2.88%, 01/26/07..............       246,792
     50,000   U.S. Bancorp, Series MTNN,
                3.95%, 08/23/07..............        50,372
    100,000   UBS Preferred Funding Trust I,
                Variable Rate,
                8.62%, perpetual(l)..........       118,870
    475,000   US Bank NA,
                2.87%, 02/01/07..............       467,146
    275,000   US Bank NA,
                2.40%, 03/12/07..............       267,299
    115,000   Wachovia Corp.,
                3.63%, 02/17/09..............       111,661
    160,000   Wells Fargo & Company,
                3.13%, 04/01/09..............       152,041
    100,000   Wells Fargo Bank NA, Series
                BKNT, Variable Rate,
                7.80%, 06/15/10(l)...........       104,780
    115,000   Westpac Capital Trust
                III -- 144A, Variable Rate,
                5.82%, perpetual(l)..........       114,453
                                               ------------
                                                  5,181,102
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.5%
    235,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............       198,575
    180,000   Comcast Cable Communications
                Holdings,
                8.38%, 03/15/13..............       211,647

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   465,000   Comcast Cable Communications,
                Inc.,
                6.75%, 01/30/11..............  $    502,442
     30,000   Comcast Corp.,
                5.50%, 03/15/11..............        30,328
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        38,300
     70,000   CSC Holdings, Inc. -- 144A,
                6.75%, 04/15/12..............        67,550
     75,000   News America Holdings,
                8.88%, 04/26/23..............        93,933
     20,000   News America Holdings,
                7.63%, 11/30/28..............        22,560
    100,000   News America, Inc.,
                7.28%, 06/30/28..............       108,576
     83,000   TCI Communications, Inc.,
                7.88%, 08/01/13..............        94,715
    155,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............       175,404
    110,000   Time Warner, Inc.,
                6.95%, 01/15/28..............       110,901
    380,000   Time Warner, Inc.,
                6.63%, 05/15/29..............       369,859
     60,000   Time Warner, Inc.,
                7.63%, 04/15/31..............        65,122
     50,000   Walt Disney Company, Series
                MTNB,
                6.20%, 06/20/14..............        52,478
                                               ------------
                                                  2,142,390
                                               ------------
              CHEMICALS -- 0.0%
     85,000   Crown Euro Holdings SA,
                9.50%, 03/01/11..............        93,075
     45,000   Nalco Company -- 144A,
                7.75%, 11/15/11..............        47,363
                                               ------------
                                                    140,438
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.1%
    210,000   General Electric Company,
                5.00%, 02/01/13..............       207,032
                                               ------------
              FINANCIAL SERVICES -- 2.1%
    140,000   Citigroup, Inc.,
                5.75%, 05/10/06..............       146,735
    300,000   Citigroup, Inc.,
                3.50%, 02/01/08..............       296,119
    100,000   Citigroup, Inc.,
                6.20%, 03/15/09..............       107,505
    685,000   Citigroup, Inc.,
                7.25%, 10/01/10..............       772,431

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    80,000   Citigroup, Inc.,
                5.13%, 05/05/14..............  $     78,520
    330,000   Citigroup, Inc.,
                5.88%, 02/22/33..............       312,105
    135,000   Citigroup, Inc.,
                6.00%, 10/31/33..............       129,513
     60,000   Credit Suisse First Boston USA,
                Inc.,
                6.13%, 11/15/11..............        63,245
     55,000   E*TRADE Financial Corp. --
                144A,
                8.00%, 06/15/11..............        55,000
    210,000   EnCana Holdings Financial
                Corp.,
                5.80%, 05/01/14..............       214,042
  1,130,000   General Electric Capital Corp.,
                Series MTN,
                2.80%, 01/15/07..............     1,113,632
    175,000   General Electric Capital Corp.,
                Series MTNA,
                6.50%, 12/10/07..............       190,363
    335,000   General Electric Capital Corp.,
                Series MTNA,
                5.88%, 02/15/12..............       351,872
    890,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       889,148
    295,000   General Motors Acceptance
                Corp.,
                6.88%, 09/15/11..............       302,889
     45,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............        46,236
     40,000   Goldman Sachs Group, Inc.,
                7.35%, 10/01/09..............        44,972
    120,000   Goldman Sachs Group, Inc.,
                6.13%, 02/15/33..............       113,619
     50,000   Household Finance Corp.,
                7.20%, 07/15/06..............        53,780
    325,000   Household Finance Corp.,
                6.50%, 11/15/08..............       351,482
    125,000   Household Finance Corp.,
                4.13%, 12/15/08..............       123,339
    275,000   Household Finance Corp.,
                6.75%, 05/15/11..............       300,936
     50,000   Household Finance Corp.,
                7.00%, 05/15/12..............        55,316
    390,000   Household Finance Corp.,
                6.38%, 11/27/12..............       414,184
     55,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............        60,321
     90,000   Morgan Stanley,
                5.80%, 04/01/07..............        95,229

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   315,000   Morgan Stanley,
                3.88%, 01/15/09..............  $    307,001
    100,000   Morgan Stanley,
                6.75%, 04/15/11..............       109,737
    265,000   Morgan Stanley,
                5.30%, 03/01/13..............       261,218
    200,000   SLM Corp., Series MTNA,
                3.50%, 09/30/06..............       201,134
     60,000   SLM Corp., Series MTNA,
                3.63%, 03/17/08..............        59,222
    230,000   SLM Corp., Series MTNA,
                5.00%, 10/01/13..............       222,505
    315,000   SLM Corp., Series MTNA,
                5.38%, 05/15/14..............       310,797
    645,599   Small Business Administration,
                Series P10A,
                4.50%, 02/10/14..............       611,955
                                               ------------
                                                  8,766,102
                                               ------------
              FOOD AND BEVERAGE -- 0.2%
    195,000   Diageo Capital PLC,
                3.38%, 03/20/08..............       191,134
    125,000   General Mills, Inc.,
                5.13%, 02/15/07..............       129,855
    355,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       361,677
                                               ------------
                                                    682,666
                                               ------------
              INSURANCE -- 0.3%
     40,000   American General Capital II,
                8.50%, 07/01/30..............        50,880
    610,000   ASIF Global Financial XXIII --
                144A,
                3.90%, 10/22/08..............       603,162
    125,000   ASIF Global Financing -- 144A,
                3.85%, 11/26/07..............       125,618
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............        95,408
    210,000   Protective Life Secured Trust,
                Series MTN,
                3.70%, 11/24/08..............       206,311
     15,000   Western & Southern Finance --
                144A,
                5.75%, 07/15/33..............        13,602
                                               ------------
                                                  1,094,981
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING -- 0.0%
$    50,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............  $     58,625
     35,000   Dresser, Inc.,
                9.38%, 04/15/11..............        37,625
                                               ------------
                                                     96,250
                                               ------------
              METALS AND MINING -- 0.0%
    125,000   Alcan, Inc.,
                6.13%, 12/15/33..............       121,349
     70,000   International Steel
                Group -- 144A,
                6.50%, 04/15/14..............        65,975
                                               ------------
                                                    187,324
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
    275,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14..............       263,952
    100,000   El Paso Natural Gas,
                8.63%, 01/15/22..............        98,000
     40,000   Williams Companies, Inc.,
                7.13%, 09/01/11..............        40,800
     65,000   Williams Companies, Inc.,
                8.13%, 03/15/12..............        69,713
     60,000   Williams Companies, Inc.,
                7.63%, 07/15/19..............        58,050
                                               ------------
                                                    530,515
                                               ------------
              OIL, COAL AND GAS -- 0.4%
     80,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............        81,468
    235,000   Amerada Hess Corp.,
                7.13%, 03/15/33..............       234,965
    130,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       148,477
    230,000   Anadarko Petroleum Corp.,
                5.38%, 03/01/07..............       240,378
    140,000   Conoco Funding Company,
                6.35%, 10/15/11..............       152,552
    100,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       115,860
     50,000   Devon Financing Corp. ULC,
                7.88%, 09/30/31..............        57,547
     50,000   El Paso Production Holding,
                7.75%, 06/01/13..............        46,125
    230,000   EnCana Corp.,
                6.30%, 11/01/11..............       244,614

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$    75,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............  $     80,625
     75,000   Suncor Energy, Inc.,
                5.95%, 12/01/34..............        72,752
    280,000   XTO Energy, Inc.,
                4.90%, 02/01/14..............       264,133
                                               ------------
                                                  1,739,496
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
    140,000   Georgia-Pacific Corp. -- 144A,
                8.00%, 01/15/24..............       140,700
     70,000   Weyerhaeuser Company,
                7.13%, 07/15/23..............        74,143
                                               ------------
                                                    214,843
                                               ------------
              PHARMACEUTICALS -- 0.1%
    125,000   Bristol-Myers Squibb,
                6.88%, 08/01/97..............       132,286
    145,000   GlaxoSmithKline Capital, Inc.,
                4.38%, 04/15/14..............       135,858
    165,000   Wyeth,
                6.50%, 02/01/34..............       156,012
                                               ------------
                                                    424,156
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.3%
  1,413,081   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06..............     1,433,570
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.0%
     76,610   Washington Mutual MSC, Series
                2002-MS12, Class A,
                6.50%, 05/25/32..............        78,072
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 0.9%
  1,250,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10..............     1,202,466
  1,475,000   Citibank Credit Card Issuance
                Trust, Series 2004-A1, Class
                A1,
                2.55%, 01/20/09..............     1,445,580
  1,200,000   MBNA Credit Card Master Note
                Trust, Series 2004-A4, Class
                A4,
                2.70%, 09/15/09..............     1,174,623
                                               ------------
                                                  3,822,669
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.6%
$   752,651   Countrywide Alternative Loan
                Trust, Series 2004-2CB, Class
                4A1,
                5.00%, 03/25/19..............  $    745,765
    740,000   Greenwich Capital Commercial
                Funding Corp., Series
                2004-GG1, Class A4,
                4.76%, 06/10/36..............       737,961
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       552,466
    491,033   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       494,282
                                               ------------
                                                  2,530,474
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.3%
    346,699   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35..............       365,158
    260,000   Commercial Mortgage Pass-
                Through Certificate, Series
                2004-LB2A, Class A4,
                4.72%, 03/10/39..............       248,551
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       991,432
  1,090,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                2000-C3, Class A2,
                6.96%, 09/15/35..............     1,210,048
    623,766   GS Mortgage Securities Corp.,
                Series 1998-C1, Class A3,
                6.14%, 10/18/30..............       661,802
    680,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35..............       736,947
    605,000   LB-UBS Commercial Mortgage
                Trust, Series 2000-C4, Class
                A2,
                7.37%, 08/15/26..............       683,896
    500,000   Master Alternative Loans Trust,
                Series 2004-6, Class A1,
                6.28%, 06/25/34..............       503,125
                                               ------------
                                                  5,400,959
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER -- 0.1%
$   319,950   Impac Secured Assets Common
                Owner Trust, Series 2003-2,
                Class A2,
                6.00%, 08/25/33..............  $    324,349
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.5%
  2,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10..............     2,292,031
                                               ------------
              REAL ESTATE -- 0.1%
    210,000   EOP Operating LP,
                4.75%, 03/15/14..............       193,844
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    225,000   Developers Diversified Realty
                Corp.,
                3.88%, 01/30/09..............       215,204
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.0%
    150,000   Allstate Life Global Funding
                Trust, Series 04-1,
                4.50%, 05/29/09..............       151,075
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
    175,000   America Movil SA de CV -- 144A,
                5.50%, 03/01/14..............       161,645
    135,000   British Telecom PLC, Variable
                Rate,
                8.88%, 12/15/30..............       167,029
     50,000   Cincinnati Bell, Inc.,
                8.38%, 01/15/14..............        44,750
     75,000   Deutsche Telekom International
                Corp., Variable Rate,
                8.25%, 06/15/05..............        78,875
    250,000   Deutsche Telekom International
                Finance, Variable Rate,
                8.75%, 06/15/30..............       305,159
     45,000   Deutsche Telekom, Variable
                Rate,
                8.50%, 06/15/10..............        52,648
     25,000   France Telecom,
                9.50%, 03/01/31..............        31,465
     20,000   MCI, Inc., zero coupon,(f).....            --
     80,000   MCI, Inc.,
                5.91%, 05/01/07..............        77,800
     80,000   MCI, Inc.,
                6.69%, 05/01/09..............        74,200
     68,000   MCI, Inc.,
                7.74%, 05/01/14(a)...........        61,030
    630,000   MCI, Inc., zero coupon,
                04/01/34(f)..................            --

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   250,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............  $    285,937
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       239,550
     60,000   Qwest Communications
                International -- 144A,
                7.50%, 02/15/14..............        54,450
     25,000   Sprint Capital Corp.,
                8.75%, 03/15/32..............        29,216
     75,000   Telefonica Europe BV,
                7.75%, 09/15/10..............        85,889
     50,000   Verizon New Jersey, Inc.,
                Series A,
                5.88%, 01/17/12..............        51,415
     80,000   Verizon Pennsylvania, Series A,
                5.65%, 11/15/11..............        81,283
    570,000   Vodafone Group PLC,
                5.00%, 12/16/13..............       551,566
                                               ------------
                                                  2,433,907
                                               ------------
              TRANSPORTATION -- 0.1%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       265,742
     75,000   Canadian National Railway
                Company,
                6.90%, 07/15/28..............        81,424
     55,000   OMI Corp.,
                7.63%, 12/01/13..............        54,175
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        74,400
                                               ------------
                                                    475,741
                                               ------------
              UTILITIES -- 0.0%
     35,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............        39,025
     35,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............        42,875
                                               ------------
                                                     81,900
                                               ------------
              UTILITIES: ELECTRIC -- 0.3%
     90,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............        96,863
     80,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10..............        66,600

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$    45,000   Dominion Resources Capital
                Trust III,
                8.40%, 01/15/31..............  $     52,310
    285,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............       297,943
    160,000   Midwest Generation LLC -- 144A,
                8.75%, 05/01/34..............       162,400
     90,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............        91,350
    275,000   Ohio Edison,
                5.45%, 05/01/15..............       262,180
    140,000   Ontario Electricity Finance,
                6.10%, 01/30/08..............       150,525
    230,000   SP PowerAssets, Ltd. -- 144A,
                5.00%, 10/22/13..............       224,360
                                               ------------
                                                  1,404,531
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $44,845,107)...........    43,784,647
                                               ------------
              MUNICIPAL BONDS -- 0.1%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.98%, 05/01/05 (Cost
                $249,988)....................       252,010
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.8%
    300,000   AID-Israel,
                5.50%, 04/26/24..............       295,036
    315,000   AID-Israel,
                5.50%, 09/18/33..............       308,296
    850,000   Bonos Y Obligation Del Estado,
                3.60%, 01/31/09(h)...........     1,037,600
  1,285,000   Bundesobligation, Series 143,
                3.50%, 10/10/08(h)...........     1,563,850
  1,325,000   French Treasury Note,
                3.50%, 01/12/09(h)...........     1,609,739
  7,695,000   Government of Sweden,
                5.00%, 01/28/09(i)...........     1,063,197
     75,000   Province of Quebec, Series A,
                7.37%, 03/06/26..............        88,856
    145,000   Province of Quebec, Series
                MTNA,
                7.38%, 04/09/26..............       171,708
    560,096   Republic of Colombia,
                9.75%, 04/09/11..............       621,706
    250,000   United Mexican States,
                11.38%, 09/15/16.............       350,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   367,000   United Mexican States,
                8.13%, 12/30/19..............  $    393,608
    150,000   United Mexican States,
                8.00%, 09/24/22..............       156,150
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $7,458,000)..................     7,659,746
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.7%
              FANNIE MAE
  2,805,000   1.22%, 07/09/04 (Cost
                $2,804,240)..................     2,804,240
                                               ------------
              SECURITIES LENDING COLLATERAL -- 4.6%
 19,563,576   Securities Lending Collateral
                Investment (Note 4) (Cost
                $19,563,576).................    19,563,576
                                               ------------
              TOTAL SECURITIES
                (Cost $415,172,316)..........   443,970,453
                                               ------------
              REPURCHASE AGREEMENTS -- 5.2%
 21,023,617   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $21,023,897
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.502%, due 01/01/34, with a
                value of $20,282,516 and
                Small Business
                Administration, 4.375%, due
                06/25/27, with a value of
                $1,792,282)..................    21,023,617
  1,072,126   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $1,072,173
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $154,136,
                Allstate Financial Global
                Funding,
                1.675%, due 12/20/05, with a
                value of $10,738, American
                General Corp., 7.50%, due
                07/15/25, with a value of
                $617, various ASIF Global
                Finance XIX-XXIII,
                1.44% -- 4.90%, due 05/30/06
                to 01/17/13, with a total
                value of $463,692,

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
                Berkshire Hathaway, Inc.,
                4.625%, due 10/15/13, with a
                value of $50,931, Citigroup,
                Inc., 6.875%, due 02/15/98,
                with a value of $2,181,
                Citizens Communications,
                7.00%, due 11/01/25, with a
                value of $45,474, Citizens
                Property Insurance, 6.70%,
                due 08/25/04, with a value of
                $11,181, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $26,365, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $15,952,
                GlaxoSmithKline Capital,
                Inc., 5.375%, due 04/15/34,
                with a value of $12,090, John
                Hancock Global Funding II,
                1.66%, due 09/06/05, with a
                value of $20,968, Johnson &
                Johnson, 6.95%, due 09/01/29,
                with a value of $38,108,
                Morgan Stanley Capital I,
                0.55%, due 12/15/31, with a
                value of $9,341, Saturns-AIG,
                1.539%, due 12/01/45, with a
                value of $160,819, various
                TIAA Global Markets,
                3.875% -- 4.125%, due
                11/15/07 to 01/22/08, with a
                total value of $66,498,
                Wal-Mart Stores, Inc., 7.55%,
                due 02/15/30, with a value of
                $140, and Wal-Mart Canada,
                5.58%, due 05/01/06, with a
                value of $5,601)(b)..........  $  1,072,126
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $22,095,743)...........    22,095,743
                                               ------------
              SECURITIES SOLD SHORT -- (1.0)%
$ 1,500,000   Fannie Mae TBA, 6.00%,
                07/15/04.....................    (1,531,407)
    400,000   Fannie Mae TBA, 5.50%,
                07/20/04.....................      (409,126)
    500,000   Freddie Mac Gold TBA, 5.50%,
                07/15/04.....................      (497,812)
    900,000   Freddie Mac Gold TBA, 6.00%,
                07/15/04.....................      (919,125)
    900,000   Freddie Mac Gold TBA, 6.00%,
                07/20/04.....................      (937,687)
                                               ------------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $4,262,938)........    (4,295,157)
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 CONTRACTS                                        VALUE
 ---------                                     ------------
              CALL OPTIONS WRITTEN -- 0.0%
          2   US Treasury Bond (20 Year)
                Sept. Future, Expiring August
                2004 @ 108, zero coupon,
                08/27/04 (Premium $4,744)....  $     (5,062)
                                               ------------
              Total Investments -- 109.7%
                (Cost $433,000,377)..........   461,765,977
              Liabilities less other
                assets -- (9.7)%.............   (40,742,460)
                                               ------------
              NET ASSETS -- 100.0%...........  $421,023,517
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $433,000,377.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $34,528,786
    Gross unrealized depreciation...........   (5,763,186)
                                              -----------
    Net unrealized appreciation.............  $28,765,600
                                              ===========

---------------

*    Non-income producing security.

(a)  All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)  Quarterly reset provision. The rate shown was in effect at June 30, 2004.

(d)  Monthly reset provision. The rate shown was in effect at June 30, 2004.

(e)  Security is segregated as collateral for written options and short sales.

(f) Securities received as a result of a class action suit involving WorldCom, Inc. bonds. The securities had no value at June 30, 2004.

(g)  Step bond. The rate shown was in effect at June 30, 2004.

(h)  Principal amount shown for this debt security is denominated in Euros.

(i)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(j)  Security is segregated as initial margin for futures contracts.

(k) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at June 30, 2004.

(l)  Variable Rate Security. The rate shown was in effect at June 30, 2004.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.4%
               ADVERTISING -- 0.4%
     720,000   Interpublic Group of
                 Companies, Inc.*(a).......  $    9,885,600
                                             --------------
               AEROSPACE AND DEFENSE -- 1.0%
      40,000   General Dynamics Corp. .....       3,972,000
     180,000   Northrop Grumman Corp. .....       9,666,000
     115,000   United Technologies
                 Corp. ....................      10,520,200
                                             --------------
                                                 24,158,200
                                             --------------
               APPAREL: MANUFACTURING -- 1.2%
     233,000   Jones Apparel Group,
                 Inc. .....................       9,198,840
     150,000   Liz Claiborne, Inc.(a)......       5,397,000
     293,100   V. F. Corp. ................      14,273,970
                                             --------------
                                                 28,869,810
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
     175,000   Harley-Davidson, Inc.(a)....      10,839,500
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.5%
     104,000   BorgWarner, Inc. ...........       4,552,080
     175,000   Johnson Controls, Inc. .....       9,341,500
     142,725   Lear Corp. .................       8,419,348
     153,900   Magna International, Inc. --
                 Class A...................      13,107,663
                                             --------------
                                                 35,420,591
                                             --------------
               BANKS -- 10.4%
   1,103,041   Bank of America Corp. ......      93,339,329
     875,000   Bank One Corp. .............      44,625,000
     126,000   Fifth Third Bancorp.........       6,776,280
     574,840   J.P. Morgan Chase &
                 Company(a)................      22,286,547
     397,300   National City Corp. ........      13,909,473
     354,800   Regions Financial
                 Corp.(a)..................      12,967,940
     220,000   SunTrust Banks, Inc. .......      14,297,800
     785,000   Wachovia Corp. .............      34,932,500
     132,800   Wells Fargo & Company.......       7,600,144
                                             --------------
                                                250,735,013
                                             --------------
               BROADCAST SERVICES/MEDIA -- 6.1%
     586,700   Clear Channel
                 Communications, Inc. .....      21,678,565
     808,165   Comcast Corp. -- Class A*...      22,652,865
     715,000   Comcast Corp. -- Special
                 Class A*..................      19,741,150
   1,969,900   Time Warner, Inc.*..........      34,630,842

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA (CONTINUED)
   1,100,000   Viacom, Inc. -- Class B.....  $   39,292,000
     400,000   Westwood One, Inc.*.........       9,520,000
                                             --------------
                                                147,515,422
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.6%
     400,000   Fiserv, Inc.*...............      15,556,000
                                             --------------
               CHEMICALS -- 0.5%
     175,565   Air Products and Chemicals,
                 Inc. .....................       9,208,384
       3,500   Cabot Corp. ................         142,450
      82,500   Lubrizol Corp. .............       3,021,150
                                             --------------
                                                 12,371,984
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.1%
   1,805,000   Microsoft Corp..............      51,550,800
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
     717,500   EMC Corp.*..................       8,179,500
   2,232,400   Hewlett-Packard Company.....      47,103,640
      12,460   International Business
                 Machines Corp. ...........       1,098,349
                                             --------------
                                                 56,381,489
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
     250,100   American Standard Companies,
                 Inc.*.....................      10,081,531
                                             --------------
               CONSUMER GOODS AND SERVICES -- 8.4%
   1,219,900   Altria Group, Inc. .........      61,055,995
     400,000   Avon Products, Inc. ........      18,456,000
   1,842,800   General Electric Company....      59,706,720
     364,800   Loews Corp.-Carolina
                 Group.....................       8,955,840
     578,000   Procter & Gamble Company....      31,466,320
     172,000   Unilever NV.................      11,783,720
     166,100   Whirlpool Corp.(a)..........      11,394,460
                                             --------------
                                                202,819,055
                                             --------------
               DISTRIBUTION -- 0.4%
     624,105   Ingram Micro, Inc. -- Class
                 A*........................       9,030,799
                                             --------------
               ELECTRONICS -- 1.6%
     272,200   Avnet, Inc.*................       6,178,940
     641,400   Flextronics International,
                 Ltd.*.....................      10,230,330
   1,200,000   Sanmina-SCI Corp.*..........      10,920,000
   1,638,375   Solectron Corp.*............      10,600,286
                                             --------------
                                                 37,929,556
                                             --------------

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 9.1%
   2,060,500   Citigroup, Inc. ............  $   95,813,250
     419,800   Fannie Mae..................      29,956,928
     192,900   Freddie Mac.................      12,210,570
      58,000   Goldman Sachs Group,
                 Inc. .....................       5,461,280
     344,800   Lehman Brothers Holdings,
                 Inc. .....................      25,946,200
     750,000   MBNA Corp. .................      19,342,500
     200,000   Merrill Lynch & Company,
                 Inc. .....................      10,796,000
     361,400   Morgan Stanley..............      19,071,078
                                             --------------
                                                218,597,806
                                             --------------
               FOOD AND BEVERAGE -- 1.2%
     215,000   Coca-Cola Company...........      10,853,200
     115,000   Dean Foods Company*.........       4,290,650
     255,000   PepsiCo, Inc. ..............      13,739,400
                                             --------------
                                                 28,883,250
                                             --------------
               INSURANCE -- 9.9%
     500,000   Ace, Ltd. ..................      21,140,000
     601,300   Allstate Corp. .............      27,990,515
     707,700   American International
                 Group, Inc. ..............      50,444,855
     343,600   Axis Capital Holdings,
                 Ltd. .....................       9,620,800
     198,700   Chubb Corp. ................      13,547,366
     240,000   Hartford Financial Services
                 Group, Inc. ..............      16,497,600
     178,400   Jefferson-Pilot Corp.(a)....       9,062,720
     185,000   Manulife Financial
                 Corp.(a)..................       7,492,500
     692,900   MetLife, Inc. ..............      24,840,465
      61,566   PartnerRE, Ltd. ............       3,492,639
     130,510   RenaissanceRe Holdings,
                 Ltd. .....................       7,041,015
     268,438   The St. Paul Travelers
                 Companies, Inc. ..........      10,882,477
     270,300   Torchmark Corp. ............      14,542,140
     288,000   XL Capital, Ltd. -- Class
                 A.........................      21,732,480
                                             --------------
                                                238,327,572
                                             --------------
               LEISURE AND RECREATION -- 0.4%
     140,000   Carnival Corp. .............       6,580,000
      52,200   Royal Caribbean Cruises,
                 Ltd.(a)...................       2,266,002
                                             --------------
                                                  8,846,002
                                             --------------
               MACHINERY -- 0.5%
     165,000   Ingersoll-Rand Company,
                 Ltd. -- Class A...........      11,271,150
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING -- 2.3%
      60,000   3M Company..................  $    5,400,600
     229,000   Cooper Industries, Ltd. --
                 Class A...................      13,604,890
     182,100   Parker-Hannifin Corp. ......      10,827,666
     592,950   Smurfit-Stone Container
                 Corp.*....................      11,829,353
     240,000   Textron, Inc. ..............      14,244,000
                                             --------------
                                                 55,906,509
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 2.2%
     200,000   Anthem, Inc.*(a)............      17,912,000
     250,000   HCA, Inc. ..................      10,397,500
     252,100   Health Management
                 Associates, Inc. -- Class
                 A(a)......................       5,652,082
     175,000   WellPoint Health Networks,
                 Inc.*.....................      19,601,750
                                             --------------
                                                 53,563,332
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.4%
     250,000   Boston Scientific Corp.*....      10,700,000
                                             --------------
               METALS AND MINING -- 0.4%
     285,000   Alcoa, Inc. ................       9,413,550
                                             --------------
               OIL, COAL AND GAS -- 11.2%
     206,500   Baker Hughes, Inc. .........       7,774,725
     615,100   BP PLC (ADR)................      32,950,907
     319,000   ChevronTexaco Corp. ........      30,021,090
     774,400   ConocoPhillips..............      59,078,976
     155,100   EnCana Corp. ...............       6,694,116
   1,384,800   Exxon Mobil Corp. ..........      61,498,968
     185,000   Kerr-McGee Corp. ...........       9,947,450
     260,000   Nabors Industries, Ltd.*....      11,757,200
     125,000   Noble Energy, Inc. .........       6,375,000
     624,000   Occidental Petroleum
                 Corp. ....................      30,207,840
     220,000   Valero Energy Corp.(a)......      16,227,200
                                             --------------
                                                272,533,472
                                             --------------
               PAPER AND FOREST PRODUCTS -- 1.0%
     146,800   International Paper
                 Company...................       6,561,960
     319,702   MeadWestvaco Corp. .........       9,396,041
     119,350   Temple-Inland, Inc. ........       8,264,988
                                             --------------
                                                 24,222,989
                                             --------------

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS -- 4.2%
     191,900   Caremark Rx, Inc.*..........  $    6,321,186
     175,000   Forest Laboratories,
                 Inc.*.....................       9,910,250
     265,400   GlaxoSmithKline PLC (ADR)...      11,003,484
     255,000   Merck & Company, Inc. ......      12,112,500
   1,305,400   Pfizer, Inc. ...............      44,749,112
     471,400   Wyeth.......................      17,045,824
                                             --------------
                                                101,142,356
                                             --------------
               RETAIL -- 2.6%
     150,000   Bed Bath & Beyond, Inc.*....       5,767,500
     215,700   Federated Department Stores,
                 Inc. .....................      10,590,870
     625,000   Home Depot, Inc. ...........      22,000,000
     200,000   Lowe's Companies, Inc. .....      10,510,000
     755,000   Office Depot, Inc.*(a)......      13,522,050
                                             --------------
                                                 62,390,420
                                             --------------
               RETAIL: SUPERMARKETS -- 1.7%
     779,350   Kroger Company*.............      14,184,170
     619,925   Safeway, Inc.*(a)...........      15,708,900
     355,700   SUPERVALU, Inc. ............      10,887,977
                                             --------------
                                                 40,781,047
                                             --------------
               RUBBER PRODUCTS -- 0.2%
     193,100   Cooper Tire & Rubber
                 Company...................       4,441,300
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.4%
     425,000   Applera Corp. -- Applied
                 Biosystems Group..........       9,243,750
                                             --------------
               SEMICONDUCTORS -- 0.3%
     350,000   Applied Materials, Inc.*....       6,867,000
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.6%
     300,000   BellSouth Corp. ............       7,866,000
     740,300   Corning, Inc.*..............       9,668,318
   1,707,566   Nortel Networks Corp.*......       8,520,754
   1,132,200   Qwest Communications
                 International, Inc.*(a)...       4,064,598
     237,800   SBC Communications, Inc. ...       5,766,650
     805,700   Sprint Corp. (FON Group)....      14,180,320
     964,950   Tellabs, Inc.*(a)...........       8,433,663
     800,652   Verizon Communications,
                 Inc. .....................      28,975,596
                                             --------------
                                                 87,475,899
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 4.0%
   1,039,400   Burlington Northern Santa Fe
                 Corp. ....................  $   36,451,758
     398,100   CSX Corp. ..................      13,045,737
     525,300   Norfolk Southern Corp. .....      13,930,956
     546,800   Union Pacific Corp. ........      32,507,260
                                             --------------
                                                 95,935,711
                                             --------------
               UTILITIES: ELECTRIC -- 4.2%
     430,780   American Electric Power
                 Company, Inc.(a)..........      13,784,960
     374,800   Constellation Energy Group,
                 Inc. .....................      14,204,920
      50,000   Dominion Resources, Inc. ...       3,154,000
     390,000   Entergy Corp. ..............      21,843,900
     300,000   Exelon Corp. ...............       9,987,000
     249,450   Northeast Utilities.........       4,856,792
     497,500   PPL Corp. ..................      22,835,250
     305,800   Wisconsin Energy Corp. .....       9,972,138
                                             --------------
                                                100,638,960
                                             --------------
               UTILITIES: GAS -- 0.3%
     182,425   Sempra Energy...............       6,280,893
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,051,791,846).....   2,350,608,318
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 4.4%
$105,534,586   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $105,534,586).............     105,534,586
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,157,326,432).....   2,456,142,904
                                             --------------

                       See notes to financial statements.

                           VALUE AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 3.2%
$ 70,795,241   With Investors Bank & Trust,
                 dated 06/30/04, 0.48%, due
                 07/01/04, repurchase
                 proceeds at maturity
                 $70,796,185
                 (Collateralized by
                 Structured Asset
                 Securities Corp., Series
                 2003-35, Class 3A1, 1.80%,
                 due 12/25/33, with a value
                 of $45,496,078, Fannie Mae
                 Adjustable Rate Mortgage,
                 5.32%, due 01/01/32, with
                 a value of $7,003,922,
                 Fannie Mae Adjustable Rate
                 Mortgage, 4.12%, due
                 02/01/33, with a value of
                 $12,617,508, and
                 Structured Asset Mortgage
                 Investments, Inc., Series
                 2002-AR3, Class A2, 1.78%,
                 due 09/19/32, with a value
                 of $9,217,495)............  $   70,795,241
   5,783,520   With Morgan Stanley, dated
                 06/30/04, 1.58%, due
                 07/01/04, repurchase
                 proceeds at maturity
                 $5,783,774 (Collateralized
                 by various AIG SunAmerica
                 Global Finance, 5.85% --
                 7.60%, due 06/15/05 to
                 03/15/32, with a total
                 value of $831,480,
                 Allstate Financial Global
                 Funding, 1.675%, due
                 12/20/05, with a value of
                 $57,924, American General
                 Corp., 7.50%, due
                 07/15/25, with a value of
                 $3,330, various ASIF
                 Global Finance XIX-XXIII,
                 1.44% -- 4.90%, due
                 05/30/06 to 01/17/13, with
                 a total value of
                 $2,501,362, Berkshire
                 Hathaway, Inc., 4.625%,
                 due 10/15/13, with a value
                 of $274,743, Citigroup,
                 Inc., 6.875%, due
                 02/15/98, with a value of
                 $11,768, Citizens
                 Communications, 7.00%, due
                 11/01/25, with a value of
                 $245,307, Citizens
                 Property Insurance, 6.70%,
                 due 08/25/04, with a value
                 of $60,317, Eli Lilly &
                 Company, 7.125%, due
                 06/01/25, with a value of

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS (CONTINUED)
                 $142,224, General Electric
                 Capital Corp., 6.75%, due
                 03/15/32, with a value of
                 $86,050, GlaxoSmithKline
                 Capital, Inc., 5.375%, due
                 04/15/34, with a value of
                 $65,219, John Hancock
                 Global Funding II, 1.66%,
                 due 09/06/05, with a value
                 of $113,109, Johnson &
                 Johnson, 6.95%, due
                 09/01/29, with a value of
                 $205,571, Morgan Stanley
                 Capital I, 0.55%, due
                 12/15/31, with a value of
                 $50,387, Saturns-AIG,
                 1.539%, due 12/01/45, with
                 a value of $867,528,
                 various TIAA Global
                 Markets, 3.875% -- 4.125%,
                 due 11/15/07 to 01/22/08,
                 with a total value of
                 $358,720, Wal-Mart Stores,
                 7.55%, due 02/15/30, with
                 a value of $758, and
                 Wal-Mart Canada, 5.58%,
                 due 05/01/06, with a value
                 of $30,213)(b)............  $    5,783,520
                                             --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $76,578,761)........      76,578,761
                                             --------------
               Total Investments -- 105.0%
                 (Cost $2,233,905,193).....   2,532,721,665
               Liabilities less other
                 assets -- (5.0)%..........    (120,555,572)
                                             --------------
               NET ASSETS -- 100.0%........  $2,412,166,093
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $2,233,905,193.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $355,109,660
    Gross unrealized depreciation..........   (56,293,188)
                                             ------------
    Net unrealized appreciation............  $298,816,472
                                             ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 98.9%
              AEROSPACE AND DEFENSE -- 1.4%
    100,900   Boeing Company...............  $    5,154,981
    139,000   Northrop Grumman Corp. ......       7,464,300
     75,700   Raytheon Company.............       2,707,789
                                             --------------
                                                 15,327,070
                                             --------------
              AGRICULTURE -- 0.5%
    136,000   Monsanto Company.............       5,236,000
                                             --------------
              AIRLINES -- 0.6%
    407,000   Southwest Airlines Company...       6,825,390
                                             --------------
              APPAREL: MANUFACTURING -- 0.6%
     86,800   Jones Apparel Group, Inc. ...       3,426,864
     33,400   Nike, Inc. -- Class B........       2,530,050
                                             --------------
                                                  5,956,914
                                             --------------
              APPAREL: RETAIL -- 0.8%
     93,100   Abercrombie & Fitch
                Company -- Class A.........       3,607,625
     21,300   Coach, Inc.*.................         962,547
     45,100   Payless ShoeSource, Inc.*....         672,441
     45,200   The Timberland Company --
                Class A*...................       2,919,468
                                             --------------
                                                  8,162,081
                                             --------------
              ASSET MANAGEMENT -- 0.2%
     86,100   Brascan Corp. -- Class
                A(a).......................       2,431,464
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
     49,700   AutoNation, Inc.*(a).........         849,870
     59,000   Copart, Inc.*................       1,575,300
                                             --------------
                                                  2,425,170
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.2%
    545,100   Ford Motor Company(a)........       8,530,815
     56,100   General Motors Corp. ........       2,613,699
     44,500   Polaris Industries, Inc. ....       2,136,000
                                             --------------
                                                 13,280,514
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.6%
     93,800   Advance Auto Parts, Inc.*....       4,144,084
      4,600   AutoZone, Inc.*(a)...........         368,460
     59,100   Delphi Corp. ................         631,188
     20,400   Magna International, Inc. --
                Class A....................       1,737,468
                                             --------------
                                                  6,881,200
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS -- 6.9%
    105,150   Associated Banc-Corp. .......  $    3,115,595
     76,100   Bank of America Corp. .......       6,439,582
     27,200   Bank of Hawaii Corp. ........       1,229,984
    123,800   Fremont General Corp. .......       2,185,070
     13,400   Golden West Financial
                Corp. .....................       1,425,090
    155,400   Huntington Bancshares,
                Inc. ......................       3,558,660
     46,900   IndyMac Bancorp, Inc. .......       1,482,040
    125,800   J.P. Morgan Chase & Company..       4,877,266
    136,300   KeyCorp......................       4,074,007
     95,900   Marshall & Ilsley Corp. .....       3,748,731
    176,400   National City Corp. .........       6,175,764
      9,500   North Fork Bancorp., Inc. ...         361,475
     80,800   PNC Financial Services
                Group......................       4,288,864
    269,600   U.S. Bancorp.................       7,430,176
     85,500   UnionBanCal Corp.(a).........       4,822,200
    254,700   Wachovia Corp. ..............      11,334,150
     47,900   Washington Mutual, Inc. .....       1,850,856
     70,700   Wells Fargo & Company........       4,046,161
     41,400   Zions Bancorp................       2,544,030
                                             --------------
                                                 74,989,701
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.9%
     75,600   Comcast Corp. -- Class A*....       2,119,068
     17,000   Cox Radio, Inc. -- Class
                A*.........................         295,460
     26,300   Fox Entertainment Group,
                Inc. -- Class A*...........         702,210
     18,100   Hearst-Argyle Television,
                Inc. -- Class A............         466,618
     77,300   McGraw-Hill Companies,
                Inc. ......................       5,918,861
    215,500   The DIRECTV Group, Inc.*.....       3,685,050
    357,400   Time Warner, Inc.*...........       6,283,092
     81,900   Viacom, Inc. -- Class B......       2,925,468
    269,300   Walt Disney Company..........       6,864,457
     81,300   XM Satellite Radio Holdings,
                Inc. -- Class A*...........       2,218,677
                                             --------------
                                                 31,478,961
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.1%
     59,100   Accenture, Ltd. -- Class
                A*.........................       1,624,068
     24,200   Convergys Corp.*.............         372,680
     37,400   Dun & Bradstreet Corp.*......       2,016,234
     77,500   First Data Corp. ............       3,450,300

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     28,500   GTECH Holdings Corp. ........  $    1,319,835
     23,900   Hewitt Associates, Inc. --
                Class A*...................         657,250
     37,500   Moody's Corp. ...............       2,424,750
                                             --------------
                                                 11,865,117
                                             --------------
              CHEMICALS -- 0.5%
     13,200   Dow Chemical Company.........         537,240
    109,200   Engelhard Corp. .............       3,528,252
      9,700   PPG Industries, Inc. ........         606,153
     30,000   Rohm and Haas Company........       1,247,400
                                             --------------
                                                  5,919,045
                                             --------------
              COMMERCIAL SERVICES -- 0.6%
    275,500   Cendant Corp. ...............       6,744,240
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 4.8%
     93,500   Activision, Inc.*............       1,486,650
     25,300   Adobe Systems, Inc. .........       1,176,450
    174,900   Autodesk, Inc. ..............       7,487,469
    213,800   BEA Systems, Inc.*...........       1,757,436
    122,800   BMC Software, Inc.*..........       2,271,800
      7,900   Computer Sciences Corp.*.....         366,797
  1,057,600   Microsoft Corp. .............      30,205,056
      7,900   NCR Corp.*...................         391,761
    566,000   Oracle Corp.*................       6,752,380
     13,400   Storage Technology Corp.*....         388,600
                                             --------------
                                                 52,284,399
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.6%
    338,500   Dell, Inc.*..................      12,125,070
     46,600   EMC Corp.*...................         531,240
    316,700   Hewlett-Packard Company......       6,682,370
     55,600   HNI Corp. ...................       2,353,548
     60,200   International Business
                Machines Corp. ............       5,306,630
     10,100   Lexmark International Group,
                Inc.*......................         974,953
                                             --------------
                                                 27,973,811
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.5%
     39,400   Centex Corp. ................       1,802,550
     49,200   D.R. Horton, Inc. ...........       1,397,280
     44,500   KB Home......................       3,054,035
     39,200   M.D.C. Holdings, Inc. .......       2,493,512

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
     46,000   Masco Corp. .................  $    1,434,280
      7,200   NVR, Inc.*(a)................       3,486,240
     37,200   The Ryland Group, Inc. ......       2,909,040
                                             --------------
                                                 16,576,937
                                             --------------
              CONSUMER GOODS AND SERVICES -- 6.0%
    108,500   Altria Group, Inc. ..........       5,430,425
     48,200   Avon Products, Inc.(a).......       2,223,948
     39,200   Clorox Company...............       2,108,176
     30,900   Energizer Holdings, Inc.*....       1,390,500
     94,600   Estee Lauder Companies,
                Inc. -- Class A............       4,614,588
     36,500   FedEx Corp. .................       2,981,685
    710,000   General Electric Company.....      23,004,000
     84,400   Gillette Company.............       3,578,560
     72,800   Kimberly-Clark Corp. ........       4,796,064
    234,400   Procter & Gamble Company.....      12,760,736
     34,600   R.J. Reynolds Tobacco
                Holdings, Inc.(a)..........       2,338,614
                                             --------------
                                                 65,227,296
                                             --------------
              CONTAINERS AND PACKAGING -- 0.2%
    101,000   Owens-Illinois, Inc.*........       1,692,760
                                             --------------
              DISTRIBUTION -- 0.4%
     16,100   Tech Data Corp.*.............         629,993
     61,400   W.W. Grainger, Inc. .........       3,530,500
                                             --------------
                                                  4,160,493
                                             --------------
              ELECTRONICS -- 0.9%
    105,900   Arrow Electronics, Inc.*.....       2,840,238
     47,400   Avnet, Inc.*.................       1,075,980
    114,100   Celestica, Inc.*.............       2,276,295
      7,200   Harman International
                Industries, Inc. ..........         655,200
     91,600   Sanmina-SCI Corp.*...........         833,560
    128,700   Vishay Intertechnology,
                Inc.*(a)...................       2,391,246
                                             --------------
                                                 10,072,519
                                             --------------
              ENGINEERING -- 0.2%
     39,900   Harsco Corp. ................       1,875,300
                                             --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     17,900   Waste Management, Inc. ......         548,635
                                             --------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 8.6%
    117,800   American Express Company.....  $    6,052,564
    153,800   Ameritrade Holding Corp.*....       1,745,630
    120,900   Capital One Financial
                Corp. .....................       8,267,142
     56,200   CIT Group, Inc. .............       2,151,898
    564,400   Citigroup, Inc. .............      26,244,599
     77,100   Countrywide Financial
                Corp. .....................       5,416,275
     89,100   Doral Financial Corp. .......       3,073,950
    114,600   Fannie Mae...................       8,177,856
     34,200   Federated Investors, Inc. --
                Class B....................       1,037,628
     56,800   Franklin Resources, Inc. ....       2,844,544
     45,800   Freddie Mac..................       2,899,140
     23,900   Goldman Sachs Group, Inc. ...       2,250,424
    205,900   MBNA Corp. ..................       5,310,161
    136,300   Merrill Lynch & Company,
                Inc. ......................       7,357,474
     20,600   Morgan Stanley...............       1,087,062
    116,600   Providian Financial
                Corp.*(a)..................       1,710,522
     63,100   Prudential Financial,
                Inc. ......................       2,932,257
    112,900   Raymond James Financial,
                Inc. ......................       2,986,205
     41,600   Westcorp.....................       1,890,720
                                             --------------
                                                 93,436,051
                                             --------------
              FOOD AND BEVERAGE -- 3.4%
     57,400   Adolph Coors Company -- Class
                B(a).......................       4,152,316
     67,500   Anheuser-Busch Companies,
                Inc. ......................       3,645,000
     92,600   Archer-Daniels-Midland
                Company....................       1,553,828
    111,300   Coca-Cola Company............       5,618,424
     17,100   Dean Foods Company*..........         638,001
     68,500   Kraft Foods, Inc. -- Class
                A(a).......................       2,170,080
    186,200   PepsiCo, Inc. ...............      10,032,456
    137,600   Sara Lee Corp. ..............       3,163,424
     27,600   Sysco Corp. .................         990,012
    204,100   Tyson Foods, Inc. -- Class
                A..........................       4,275,895
                                             --------------
                                                 36,239,436
                                             --------------
              INSURANCE -- 4.9%
      9,700   Ace, Ltd. ...................         410,116
     43,700   Aetna, Inc. .................       3,714,500
    122,500   Allstate Corp. ..............       5,702,375
    207,000   American International Group,
                Inc. ......................      14,754,960
      9,100   AmerUs Group Company.........         376,740
      8,600   Cincinnati Financial
                Corp. .....................         374,272

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     48,500   Humana, Inc.*................  $      819,650
     73,000   IPC Holdings, Ltd. ..........       2,695,890
    125,400   Lincoln National Corp. ......       5,925,150
     41,900   Loews Corp. .................       2,512,324
     40,700   MBIA, Inc. ..................       2,324,784
     10,200   MetLife, Inc. ...............         365,670
     11,900   Nationwide Financial
                Services, Inc. -- Class
                A..........................         447,559
     70,300   Principal Financial Group,
                Inc.(a)....................       2,445,034
     21,400   Progressive Corp. ...........       1,825,420
     34,200   Radian Group, Inc. ..........       1,638,180
     55,700   RenaissanceRe Holdings,
                Ltd. ......................       3,005,015
     77,300   SAFECO Corp. ................       3,401,200
                                             --------------
                                                 52,738,839
                                             --------------
              INTERNET SERVICES -- 4.3%
    835,600   Cisco Systems, Inc.*.........      19,803,720
     88,500   eBay, Inc.*..................       8,137,575
    185,500   Juniper Networks, Inc.*......       4,557,735
     59,500   Symantec Corp.*..............       2,604,910
    196,700   VeriSign, Inc.*..............       3,914,330
    202,600   YAHOO!, Inc.*................       7,360,458
                                             --------------
                                                 46,378,728
                                             --------------
              LEISURE AND RECREATION -- 1.8%
     30,800   Brunswick Corp. .............       1,256,640
     26,500   Caesars Entertainment,
                Inc.*......................         397,500
    101,700   Marriott International,
                Inc. -- Class A(a).........       5,072,796
     71,200   MGM MIRAGE*..................       3,342,128
     23,600   Royal Caribbean Cruises,
                Ltd.(a)....................       1,024,476
    139,600   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       6,261,060
     50,700   Wynn Resorts, Ltd.*(a).......       1,958,541
                                             --------------
                                                 19,313,141
                                             --------------
              MACHINERY -- 0.3%
     34,600   Caterpillar, Inc. ...........       2,748,624
     18,100   Graco, Inc. .................         562,005
                                             --------------
                                                  3,310,629
                                             --------------
              MANUFACTURING -- 1.8%
     91,900   3M Company...................       8,271,919
     32,000   Briggs & Stratton Corp. .....       2,827,200

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
    106,300   Honeywell International,
                Inc. ......................  $    3,893,769
    124,900   Tyco International,
                Ltd.(a)....................       4,139,186
                                             --------------
                                                 19,132,074
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.7%
     10,350   DaVita, Inc.*................         319,091
     95,700   IMS Health, Inc. ............       2,243,208
     31,200   Manor Care, Inc. ............       1,019,616
     52,900   McKesson Corp. ..............       1,816,057
     36,900   Medco Health Solutions,
                Inc.*......................       1,383,750
     14,700   UnitedHealth Group, Inc. ....         915,075
                                             --------------
                                                  7,696,797
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 3.9%
     28,100   Allergan, Inc. ..............       2,515,512
     49,200   Bausch & Lomb, Inc. .........       3,201,444
     28,200   Boston Scientific Corp.*.....       1,206,960
     36,300   Gen-Probe, Inc.*.............       1,717,716
     57,600   Guidant Corp. ...............       3,218,688
    286,900   Johnson & Johnson............      15,980,330
     48,800   Kinetic Concepts, Inc.*......       2,435,120
      6,700   Medtronic, Inc. .............         326,424
      6,400   Respironics, Inc.*(a)........         376,000
     62,800   St. Jude Medical, Inc.*......       4,750,820
     71,800   Zimmer Holdings, Inc.*.......       6,332,760
                                             --------------
                                                 42,061,774
                                             --------------
              METALS AND MINING -- 0.9%
      9,100   Newmont Mining Corp. ........         352,716
     60,400   Nucor Corp.(a)...............       4,636,304
     36,300   Phelps Dodge Corp.*..........       2,813,613
     35,100   Southern Peru Copper
                Corp. .....................       1,450,683
                                             --------------
                                                  9,253,316
                                             --------------
              OIL, COAL AND GAS -- 6.8%
     48,800   Amerada Hess Corp. ..........       3,864,472
     11,500   Apache Corp. ................         500,825
    143,700   Burlington Resources,
                Inc. ......................       5,199,066
    145,200   ChevronTexaco Corp. .........      13,664,772
    101,000   ConocoPhillips...............       7,705,290
      5,700   Devon Energy Corp. ..........         376,200
     33,400   ENSCO International, Inc. ...         971,940
     83,800   EOG Resources, Inc. .........       5,003,698
    344,000   Exxon Mobil Corp. ...........      15,277,040
    155,600   Marathon Oil Corp. ..........       5,887,904

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     54,500   Occidental Petroleum
                Corp. .....................  $    2,638,345
     52,200   Praxair, Inc. ...............       2,083,302
     53,900   Schlumberger, Ltd. ..........       3,423,189
     64,400   Sunoco, Inc.(a)..............       4,097,128
     31,700   Valero Energy Corp. .........       2,338,192
                                             --------------
                                                 73,031,363
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.4%
     39,600   Georgia-Pacific Corp. .......       1,464,408
    137,700   Louisiana-Pacific Corp. .....       3,256,605
                                             --------------
                                                  4,721,013
                                             --------------
              PHARMACEUTICALS -- 5.4%
      8,000   Abbott Laboratories..........         326,080
     39,000   AmerisourceBergen Corp. .....       2,331,420
     80,700   Cardinal Health, Inc.(a).....       5,653,035
    150,000   Caremark Rx, Inc.*(a)........       4,941,000
     94,900   Eli Lilly and Company........       6,634,459
     57,200   Forest Laboratories, Inc.*...       3,239,236
    129,300   King Pharmaceuticals,
                Inc.*......................       1,480,485
     35,900   Merck & Company, Inc. .......       1,705,250
    869,300   Pfizer, Inc. ................      29,799,604
     27,600   Teva Pharmaceutical
                Industries, Ltd. (ADR).....       1,857,204
                                             --------------
                                                 57,967,773
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.0%
      9,500   LNR Property Corp.(a)........         515,375
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     35,700   Equity Office Properties
                Trust......................         971,040
      8,400   Public Storage, Inc. ........         386,484
                                             --------------
                                                  1,357,524
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.8%
     85,800   Amgen, Inc.*.................       4,682,106
     26,400   Biogen Idec, Inc.*...........       1,669,800
    145,700   Genentech, Inc.*.............       8,188,340
     13,100   Gilead Sciences, Inc.*.......         877,700
      7,700   ImClone Systems, Inc.*.......         660,583
    151,700   IVAX Corp.*..................       3,639,283
                                             --------------
                                                 19,717,812
                                             --------------
              RETAIL -- 5.2%
     31,500   Barnes & Noble, Inc.*........       1,070,370
     81,900   Dillard's, Inc. -- Class A...       1,826,370

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    125,300   Federated Department Stores,
                Inc.(a)....................  $    6,152,230
    487,200   Home Depot, Inc. ............      17,149,440
    130,500   J. C. Penney Company, Inc.
                (Holding Company)(a).......       4,927,680
     11,200   Kmart Holding Corp.*(a)......         804,160
     17,900   Longs Drug Stores Corp. .....         427,273
     12,600   May Department Stores
                Company....................         346,374
     34,500   Nordstrom, Inc. .............       1,470,045
     11,400   PETsMART, Inc.(a)............         369,930
     62,000   RadioShack Corp. ............       1,775,060
     87,300   Saks, Inc.*..................       1,309,500
    165,900   Staples, Inc. ...............       4,862,529
     44,000   Target Corp. ................       1,868,680
    219,000   Wal-Mart Stores, Inc. .......      11,554,440
                                             --------------
                                                 55,914,081
                                             --------------
              RETAIL: RESTAURANTS -- 0.8%
    231,000   McDonald's Corp. ............       6,006,000
     18,700   Starbucks Corp.*.............         813,076
     37,000   YUM! Brands, Inc.*...........       1,377,140
                                             --------------
                                                  8,196,216
                                             --------------
              RETAIL: SUPERMARKETS -- 0.8%
     76,900   Albertson's, Inc.(a).........       2,040,926
    122,900   Kroger Company*..............       2,236,780
    154,100   SUPERVALU, Inc. .............       4,717,001
                                             --------------
                                                  8,994,707
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     40,400   Agilent Technologies,
                Inc.*......................       1,182,912
     32,500   Fisher Scientific
                International, Inc.*(a)....       1,876,875
                                             --------------
                                                  3,059,787
                                             --------------
              SEMICONDUCTORS -- 3.4%
    985,000   Intel Corp. .................      27,186,000
     64,500   Micron Technology, Inc.*.....         987,495
     34,600   National Semiconductor
                Corp.*(a)..................         760,854
    252,200   PMC-Sierra, Inc.*............       3,619,070
    161,600   Texas Instruments, Inc. .....       3,907,488
                                             --------------
                                                 36,460,907
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.7%
     74,200   AT&T Corp.(a)................  $    1,085,546
     90,400   AT&T Wireless Services,
                Inc.*......................       1,294,528
    202,100   Avaya, Inc.*.................       3,191,159
    106,300   BellSouth Corp. .............       2,787,186
     47,000   CenturyTel, Inc. ............       1,411,880
    100,900   Comverse Technology, Inc.*...       2,011,946
    197,100   Motorola, Inc. ..............       3,597,075
    112,100   Nextel Communications,
                Inc. -- Class A*...........       2,988,586
      9,300   Plantronics, Inc.*...........         391,530
     47,300   QUALCOMM, Inc. ..............       3,451,954
     96,500   SBC Communications, Inc. ....       2,340,125
    170,000   Sprint Corp. (FON
                Group)(a)..................       2,992,000
     60,200   Telephone and Data Systems,
                Inc. ......................       4,286,240
    351,400   Tellabs, Inc.*(a)............       3,071,236
    426,400   Verizon Communications,
                Inc. ......................      15,431,416
                                             --------------
                                                 50,332,407
                                             --------------
              TOOLS -- 0.1%
     16,800   Stanley Works................         765,744
                                             --------------
              TRANSPORTATION -- 1.3%
     39,900   Burlington Northern Santa Fe
                Corp. .....................       1,399,293
     39,800   CNF, Inc. ...................       1,654,088
     44,600   J.B. Hunt Transport Services,
                Inc.(a)....................       1,720,668
     56,500   Norfolk Southern Corp. ......       1,498,380
      9,200   Ryder System, Inc.(a)........         368,644
     96,000   Teekay Shipping Corp.(a).....       3,588,480
     55,900   United Parcel Service,
                Inc. -- Class B............       4,202,003
                                             --------------
                                                 14,431,556
                                             --------------
              UTILITIES: ELECTRIC -- 2.4%
     26,500   Alliant Energy Corp. ........         691,120
     60,700   American Electric Power
                Company, Inc. .............       1,942,400
    172,400   CenterPoint Energy,
                Inc.(a)....................       1,982,600
     75,300   Constellation Energy Group,
                Inc. ......................       2,853,870
    244,500   Edison International.........       6,251,865
     46,100   Entergy Corp. ...............       2,582,061
     42,300   Exelon Corp. ................       1,408,167
     93,300   SCANA Corp. .................       3,393,321

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
     17,300   Southern Company(a)..........  $      504,295
     27,600   TECO Energy, Inc. ...........         330,924
    105,800   TXU Corp. ...................       4,285,958
                                             --------------
                                                 26,226,581
                                             --------------
              TOTAL COMMON STOCKS (Cost
                $1,039,052,963)............   1,069,188,648
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 6.0%
$65,130,872   Securities Lending Collateral
                Investment (Note 4) (Cost
                $65,130,872)...............      65,130,872
                                             --------------
              TOTAL SECURITIES (Cost
                $1,104,183,835)............   1,134,319,520
                                             --------------
              REPURCHASE AGREEMENTS -- 1.9%
 16,483,519   With Investors Bank and
                Trust, dated 06/30/04,
                0.48%, due 07/01/04,
                repurchase proceeds at
                maturity $16,483,739
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 4.14% -- 4.546%,
                due 02/01/33, with a total
                value of $17,307,695)......      16,483,519
  3,569,310   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase
                proceeds at maturity
                $3,569,467 (Collateralized
                by various AIG SunAmerica
                Global Finance,
                5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with
                a total value of $513,149,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $35,748, American General
                Corp., 7.50%, due 07/15/25,
                with a value of $2,055,
                various ASIF Global Finance
                XIX-XXIII, 1.44% -- 4.90%,
                due 05/30/06 to 01/17/13,
                with a total value of
                $1,543,720, Berkshire
                Hathaway, Inc., 4.625%, due
                10/15/13, with a value of
                $169,558, Citigroup, Inc.,
                6.875%, due 02/15/98, with
                a value of $7,262, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $151,392, Citizens Property
                Insurance, 6.70%, due

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
                08/25/04, with a value of
                $37,225, Eli Lilly &
                Company, 7.125%, due
                06/01/25, with a value of
                $87,774, General Electric
                Capital Corp., 6.75%, due
                03/15/32, with a value of
                $53,106, GlaxoSmithKline
                Capital, Inc., 5.375%, due
                04/15/34, with a value of
                $40,250, John Hancock
                Global Funding II, 1.66%,
                due 09/06/05, with a value
                of $69,805, Johnson &
                Johnson, 6.95%, due
                09/01/29, with a value of
                $126,869, Morgan Stanley
                Capital I, 0.55%, due
                12/15/31, with a value of
                $31,097, Saturns-AIG,
                1.539%, due 12/01/45, with
                a value of $535,397,
                various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $221,385, Wal-Mart Stores,
                Inc., 7.55%, due 02/15/30,
                with a value of $468, and
                Wal-Mart Canada, 5.58%, due
                05/01/06, with a value of
                $18,646)(b)................  $    3,569,310
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $20,052,829).........      20,052,829
                                             --------------
              Total Investments -- 106.8%
                (Cost $1,124,236,664)......   1,154,372,349
              Liabilities less other
                assets -- (6.8)%...........     (73,236,814)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,081,135,535
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $1,124,236,664.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 45,838,309
    Gross unrealized depreciation..........   (15,702,624)
                                             ------------
    Net unrealized appreciation............  $ 30,135,685
                                             ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 96.5%
              AEROSPACE AND DEFENSE -- 0.9%
    137,200   Boeing Company...............  $    7,009,548
    124,305   United Technologies Corp. ...      11,371,421
                                             --------------
                                                 18,380,969
                                             --------------
              AGRICULTURE -- 0.5%
    248,100   Monsanto Company.............       9,551,850
                                             --------------
              AIRLINES -- 0.6%
    778,300   Southwest Airlines Company...      13,052,091
                                             --------------
              APPAREL: MANUFACTURING -- 1.1%
    314,897   Nike, Inc. -- Class B........      23,853,448
                                             --------------
              APPAREL: RETAIL -- 0.7%
    190,100   Abercrombie & Fitch
                Company -- Class A(a)......       7,366,375
    140,000   Coach, Inc.*.................       6,326,600
                                             --------------
                                                 13,692,975
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.4%
    189,800   Advance Auto Parts, Inc.*....       8,385,364
                                             --------------
              BANKS -- 0.4%
     73,097   Fifth Third Bancorp(a).......       3,931,157
     84,281   Wachovia Corp. ..............       3,750,504
                                             --------------
                                                  7,681,661
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.5%
    691,986   News Corp., Ltd. ............       6,094,686
    215,000   News Corp., Ltd. (ADR).......       7,069,200
    436,229   The DIRECTV Group, Inc.*.....       7,459,516
    387,300   Time Warner, Inc.*...........       6,808,734
    160,174   Tribune Company..............       7,294,324
    392,245   Viacom, Inc. -- Class B......      14,010,991
    164,700   XM Satellite Radio Holdings,
                Inc. -- Class A*...........       4,494,663
                                             --------------
                                                 53,232,114
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.0%
    317,500   Accenture, Ltd. -- Class
                A*.........................       8,724,900
    156,900   First Data Corp. ............       6,985,188
    159,774   Paychex, Inc. ...............       5,413,143
                                             --------------
                                                 21,123,231
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 7.8%
    158,500   Autodesk, Inc. ..............       6,785,385
    432,800   BEA Systems, Inc.*...........       3,557,616

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    189,054   Electronic Arts, Inc.*.......  $   10,312,896
  3,026,424   Microsoft Corp. .............      86,434,669
  2,686,200   Oracle Corp.*................      32,046,366
    107,688   Red Hat, Inc.*(a)............       2,473,593
    218,500   SAP AG (ADR)(a)..............       9,135,485
    464,144   VERITAS Software Corp.*(a)...      12,856,789
                                             --------------
                                                163,602,799
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
  1,558,692   Dell, Inc.*..................      55,832,347
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.4%
    186,627   Lennar Corp. -- Class A(a)...       8,345,959
      8,306   Lennar Corp. -- Class B......         344,118
                                             --------------
                                                  8,690,077
                                             --------------
              CONSUMER GOODS AND SERVICES -- 8.3%
    189,000   Avon Products, Inc. .........       8,720,460
    197,000   Colgate-Palmolive Company....      11,514,650
    191,500   Estee Lauder Companies,
                Inc. -- Class A............       9,341,370
    198,249   FedEx Corp. .................      16,194,961
  2,102,884   General Electric Company.....      68,133,443
     84,400   Kimberly-Clark Corp. ........       5,560,272
    985,876   Procter & Gamble Company.....      53,671,089
                                             --------------
                                                173,136,245
                                             --------------
              EDUCATION -- 0.6%
     81,485   Apollo Group, Inc. -- Class
                A*.........................       7,194,311
    124,000   Career Education Corp.*......       5,649,440
                                             --------------
                                                 12,843,751
                                             --------------
              FINANCIAL SERVICES -- 8.7%
    224,400   American Express Company.....      11,529,672
    311,300   Holding Corp.*...............       3,533,255
    244,700   Capital One Financial
                Corp. .....................      16,732,586
    628,977   Citigroup, Inc. .............      29,247,432
    359,233   Countrywide Financial
                Corp. .....................      25,236,118
    389,463   Fannie Mae...................      27,792,080
     86,278   Franklin Resources, Inc. ....       4,320,802
    177,921   Goldman Sachs Group, Inc. ...      16,753,041
    417,840   Merrill Lynch & Company,
                Inc. ......................      22,555,003
    581,836   SLM Corp. ...................      23,535,266
                                             --------------
                                                181,235,255
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 3.4%
    136,700   Anheuser-Busch Companies,
                Inc. ......................  $    7,381,800
    140,900   Coca-Cola Company............       7,112,632
    843,374   PepsiCo, Inc. ...............      45,440,991
    308,763   Sysco Corp. .................      11,075,329
                                             --------------
                                                 71,010,752
                                             --------------
              INSURANCE -- 1.8%
    108,246   AFLAC, Inc. .................       4,417,519
    241,100   American International Group,
                Inc. ......................      17,185,608
    134,210   SAFECO Corp. ................       5,905,240
    163,939   The St. Paul Travelers
                Companies, Inc. ...........       6,646,087
    111,203   Willis Group Holdings,
                Ltd. ......................       4,164,552
                                             --------------
                                                 38,319,006
                                             --------------
              INTERNET SERVICES -- 7.7%
  2,587,974   Cisco Systems, Inc.*.........      61,334,985
    284,976   eBay, Inc.*..................      26,203,543
    570,185   Juniper Networks, Inc.*......      14,009,445
    414,614   Novell, Inc.*................       3,478,611
    183,740   Symantec Corp.*..............       8,044,137
    398,200   VeriSign, Inc.*..............       7,924,180
  1,072,540   YAHOO!, Inc.*(a).............      38,965,378
                                             --------------
                                                159,960,279
                                             --------------
              LEISURE AND RECREATION -- 2.8%
    142,558   Four Seasons Hotels,
                Inc.(a)....................       8,583,417
    291,000   International Game
                Technology.................      11,232,600
    147,311   Mandalay Resort Group........      10,111,427
    206,900   Marriott International,
                Inc. -- Class A............      10,320,172
    282,700   Starwood Hotels & Resorts
                Worldwide, Inc. ...........      12,679,095
    138,424   Wynn Resorts, Ltd.*(a).......       5,347,319
                                             --------------
                                                 58,274,030
                                             --------------
              MACHINERY -- 1.4%
    221,553   Caterpillar, Inc. ...........      17,600,170
    173,500   Ingersoll-Rand Company,
                Ltd. -- Class A............      11,851,785
                                             --------------
                                                 29,451,955
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING -- 2.9%
    400,400   3M Company...................  $   36,040,004
    232,738   Danaher Corp. ...............      12,067,465
    325,200   Honeywell International,
                Inc. ......................      11,912,076
                                             --------------
                                                 60,019,545
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.5%
     63,000   Anthem, Inc.*(a).............       5,642,280
    107,200   McKesson Corp. ..............       3,680,176
     75,100   Medco Health Solutions,
                Inc.*......................       2,816,250
    645,207   UnitedHealth Group, Inc. ....      40,164,136
                                             --------------
                                                 52,302,842
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 6.3%
    450,644   Boston Scientific Corp.*.....      19,287,563
    103,800   Guidant Corp. ...............       5,800,344
    420,631   Johnson & Johnson............      23,429,147
     98,700   Kinetic Concepts, Inc.*......       4,925,130
    599,566   Medtronic, Inc. .............      29,210,855
    309,900   St. Jude Medical, Inc.*......      23,443,935
     71,000   Stryker Corp. ...............       3,905,000
    250,914   Zimmer Holdings, Inc.*.......      22,130,615
                                             --------------
                                                132,132,589
                                             --------------
              OIL AND GAS: EQUIPMENT -- 0.2%
     83,500   Smith International,
                Inc.*(a)...................       4,655,960
                                             --------------
              OIL, COAL AND GAS -- 1.7%
    152,000   Baker Hughes, Inc.(a)........       5,722,800
    274,800   BJ Services Company*.........      12,596,832
     68,100   ENSCO International, Inc. ...       1,981,710
    169,600   EOG Resources, Inc. .........      10,126,816
    191,211   XTO Energy, Inc. ............       5,696,176
                                             --------------
                                                 36,124,334
                                             --------------
              PHARMACEUTICALS -- 8.0%
     79,500   AmerisourceBergen Corp. .....       4,752,510
     67,500   Cardinal Health, Inc. .......       4,728,375
    203,300   Caremark Rx, Inc.*(a)........       6,696,702
    175,131   Eli Lilly and Company........      12,243,408
    116,900   Forest Laboratories, Inc.*...       6,620,047
    142,500   Novartis AG (ADR)............       6,341,250
  2,776,190   Pfizer, Inc. ................      95,167,794
     22,951   Roche Holding AG (ADR)*......       2,270,201

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    254,000   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(a)...................  $   17,091,660
    282,000   Wyeth........................      10,197,120
                                             --------------
                                                166,109,067
                                             --------------
              RESEARCH AND DEVELOPMENT -- 5.1%
    325,169   Amgen, Inc.*.................      17,744,472
    140,000   Biogen Idec, Inc.*...........       8,855,000
  1,026,650   Genentech, Inc.*.............      57,697,730
    207,307   Gilead Sciences, Inc.*.......      13,889,569
    307,100   IVAX Corp.*..................       7,367,329
                                             --------------
                                                105,554,100
                                             --------------
              RETAIL -- 6.7%
     92,600   Dollar General Corp. ........       1,811,256
    712,100   Home Depot, Inc. ............      25,065,920
    264,100   J. C. Penney Company, Inc.
                (Holding Company)(a).......       9,972,416
    282,284   Lowe's Companies, Inc. ......      14,834,024
    335,800   Staples, Inc. ...............       9,842,298
     88,900   Target Corp. ................       3,775,583
    405,204   Tiffany & Company............      14,931,767
    916,778   Wal-Mart Stores, Inc. .......      48,369,207
    270,700   Walgreen Company.............       9,802,047
     10,890   Whole Foods Market, Inc. ....       1,039,451
                                             --------------
                                                139,443,969
                                             --------------
              RETAIL: RESTAURANTS -- 0.8%
    363,100   McDonald's Corp. ............       9,440,600
    190,500   Starbucks Corp.*.............       8,282,940
                                             --------------
                                                 17,723,540
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     65,800   Fisher Scientific
                International, Inc.*(a)....       3,799,950
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 4.6%
    299,177   ASML Holding NV*(a)..........  $    5,118,918
  2,430,870   Intel Corp. .................      67,092,012
    187,735   Maxim Integrated Products,
                Inc. ......................       9,841,069
    510,500   PMC-Sierra, Inc.*............       7,325,675
    260,700   Texas Instruments, Inc. .....       6,303,726
                                             --------------
                                                 95,681,400
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.1%
    409,200   Avaya, Inc.*.................       6,461,268
    204,200   Comverse Technology, Inc.*...       4,071,748
    473,000   Corning, Inc.*...............       6,177,380
    777,384   Motorola, Inc. ..............      14,187,258
    370,273   QUALCOMM, Inc. ..............      27,022,524
    181,400   Verizon Communications,
                Inc. ......................       6,564,866
                                             --------------
                                                 64,485,044
                                             --------------
              TRANSPORTATION -- 0.7%
    200,350   United Parcel Service,
                Inc. -- Class B............      15,060,310
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $1,810,470,063)......   2,014,402,849
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 3.5%
$73,737,041   Securities Lending Collateral
                Investment (Note 4) (Cost
                $73,737,041)...............      73,737,041
                                             --------------
              TOTAL SECURITIES
                (Cost $1,884,207,104)......   2,088,139,890
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 3.4%
$67,666,934   With Investors Bank and
                Trust, dated 06/30/04,
                0.48%, due 07/01/04,
                repurchase proceeds at
                maturity $67,667,837
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgage, 3.581% -- 4.306%,
                due 07/01/33, with a total
                value of $45,927,647,
                Freddie Mac Adjustable Rate
                Mortgage, 4.656%, due
                12/01/22, with a value of
                $1,981,961 Cendant Mortgage
                Corp., Series 2004-3, class
                A2, 5.52%, due 06/25/34,
                with a value of
                $23,140,850)...............  $   67,666,934
  4,040,947   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase
                proceeds at maturity
                $4,041,124 (Collateralized
                by various AIG SunAmerica
                Global Finance,
                5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with
                a total value of $580,954,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $40,472, American General
                Corp., 7.50%, due 07/15/25,
                with a value of $2,327,
                various ASIF Global Finance
                XIX-XXIII, 1.44% -- 4.90%,
                due 05/30/06 to 01/17/13,
                with a total value of
                $1,747,702, Berkshire
                Hathaway, Inc., 4.625%, due
                10/15/13, with a value of
                $191,963, Citigroup, Inc.,
                6.875%, due 02/15/98, with
                a value of $8,222, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $171,396, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $42,143, Eli Lilly &
                Company, 7.125%, due
                06/01/25, with a value of
                $99,372, General Electric
                Capital Corp., 6.75%, due
                03/15/32, with a value of

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
                $60,123, GlaxoSmithKline
                Capital, Inc., 5.375%, due
                04/15/34, with a value of
                $45,569, John Hancock
                Global Funding II, 1.66%,
                due 09/06/05, with a value
                of $79,029, Johnson &
                Johnson, 6.95%, due
                09/01/29, with a value of
                $143,633, Morgan Stanley
                Capital I, 0.55%, due
                12/15/31, with a value of
                $35,206, Saturns-AIG,
                1.539%, due 12/01/45, with
                a value of $606,142,
                various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $250,638, Wal-Mart Stores,
                7.55%, due 02/15/30, with a
                value of $529, and Wal-Mart
                Canada, 5.58%, due
                05/01/06, with a value of
                $21,110)(b)................  $    4,040,947
                                             --------------
              Total Repurchase Agreements
                (Cost $71,707,881).........      71,707,881
                                             --------------
              Total Investments -- 103.4%
                (Cost $1,955,914,985)......   2,159,847,771
              Liabilities less other
                assets -- (3.4)%...........     (71,390,236)
                                             --------------
              NET ASSETS -- 100.0%.........  $2,088,457,535
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $1,955,914,985.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $240,892,022
    Gross unrealized depreciation..........   (36,959,236)
                                             ------------
    Net unrealized appreciation............  $203,932,786
                                             ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.2%
              AEROSPACE AND DEFENSE -- 4.7%
    218,200   Goodrich Corp. ................  $  7,054,406
    203,300   United Defense Industries,
                Inc.*........................     7,115,500
                                               ------------
                                                 14,169,906
                                               ------------
              AGRICULTURE -- 1.3%
    103,400   Bunge, Ltd. ...................     4,026,396
                                               ------------
              ASSET MANAGEMENT -- 1.8%
    195,700   Brascan Corp. -- Class A(a)....     5,526,568
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.1%
     73,900   Advance Auto Parts, Inc.*......     3,264,902
     73,300   Genuine Parts Company..........     2,908,544
                                               ------------
                                                  6,173,446
                                               ------------
              BANKS -- 4.1%
     66,000   M&T Bank Corp. ................     5,761,800
    174,400   North Fork Bancorp., Inc.(a)...     6,635,920
                                               ------------
                                                 12,397,720
                                               ------------
              BROADCAST SERVICES/MEDIA -- 4.0%
    151,840   Cablevision Systems New York
                Group -- Class A*(a).........     2,983,656
     80,300   Entercom Communications
                Corp.*.......................     2,995,190
    131,300   Tribune Company................     5,979,402
                                               ------------
                                                 11,958,248
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.7%
     89,100   Diebold, Inc. .................     4,710,717
    128,700   Manpower, Inc. ................     6,534,099
                                               ------------
                                                 11,244,816
                                               ------------
              CHEMICALS -- 2.0%
    162,100   International Flavors &
                Fragrances, Inc. ............     6,062,540
                                               ------------
              COMMERCIAL SERVICES -- 2.0%
    211,500   ARAMARK Corp. -- Class B.......     6,082,740
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.1%
     86,200   CACI International,
                Inc. -- Class A*.............     3,485,928
     51,700   Cognos, Inc.*..................     1,869,472
     40,000   Hyperion Solutions Corp.*......     1,748,800
    310,300   SkillSoft PLC (ADR)*...........     2,358,280
                                               ------------
                                                  9,462,480
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 4.9%
    118,000   American Standard Companies,
                Inc.*........................  $  4,756,580
     80,300   Lafarge North America, Inc. ...     3,476,990
    158,600   York International Corp. ......     6,513,702
                                               ------------
                                                 14,747,272
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.2%
     40,700   Fortune Brands, Inc. ..........     3,070,001
    154,700   The Sherwin-Williams Company...     6,427,785
                                               ------------
                                                  9,497,786
                                               ------------
              CONTAINERS AND PACKAGING -- 3.7%
    270,800   Pactiv Corp.*..................     6,753,752
     79,400   Sealed Air Corp.*..............     4,229,638
                                               ------------
                                                 10,983,390
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.7%
    169,700   Waste Management, Inc. ........     5,201,305
                                               ------------
              FINANCIAL SERVICES -- 2.2%
    168,800   CIT Group, Inc. ...............     6,463,352
                                               ------------
              INSURANCE -- 7.4%
    154,100   Assurant, Inc. ................     4,065,158
     98,900   Everest Re Group, Ltd. ........     7,947,604
    103,700   MBIA, Inc. ....................     5,923,344
    113,800   Willis Group Holdings, Ltd. ...     4,261,810
                                               ------------
                                                 22,197,916
                                               ------------
              INTERNET SERVICES -- 1.0%
    167,600   McAfee, Inc.*..................     3,038,588
                                               ------------
              LEISURE AND RECREATION -- 3.7%
    408,400   Caesars Entertainment, Inc.*...     6,126,000
    116,700   Royal Caribbean Cruises,
                Ltd.(a)......................     5,065,947
                                               ------------
                                                 11,191,947
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 4.0%
     46,600   Anthem, Inc.*(a)...............     4,173,496
    105,900   Omnicare, Inc. ................     4,533,579
     30,800   WellPoint Health Networks,
                Inc.*........................     3,449,908
                                               ------------
                                                 12,156,983
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.9%
    103,100   C. R. Bard, Inc. ..............     5,840,615
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 4.3%
    106,500   EnCana Corp. ..................  $  4,596,540
    125,300   Praxair, Inc. .................     5,000,723
     72,000   Weatherford International,
                Ltd.*........................     3,238,560
                                               ------------
                                                 12,835,823
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.2%
     92,500   Boise Cascade Corp. ...........     3,481,700
                                               ------------
              PHARMACEUTICALS -- 1.2%
     60,300   Schering AG (ADR)(a)...........     3,570,363
                                               ------------
              PRINTING AND PUBLISHING -- 2.0%
    181,669   R.R. Donnelley & Sons Company..     5,998,710
                                               ------------
              RETAIL -- 5.4%
    264,800   CSK Auto Corp.*................     4,538,672
    139,800   CVS Corp. .....................     5,874,396
    209,300   Dollar Tree Stores, Inc.*......     5,741,099
                                               ------------
                                                 16,154,167
                                               ------------
              RETAIL: RESTAURANTS -- 1.3%
    102,700   YUM! Brands, Inc.*.............     3,822,494
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.3%
     67,700   Fisher Scientific
                International, Inc.*(a)......     3,909,675
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.7%
    255,600   UNOVA, Inc.*...................     5,175,900
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TOOLS -- 1.6%
    103,100   Stanley Works(a)...............  $  4,699,298
                                               ------------
              TOYS -- 1.4%
    222,900   Mattel, Inc.(a)................     4,067,925
                                               ------------
              TRANSPORTATION -- 6.2%
    192,500   CSX Corp. .....................     6,308,225
    146,200   Florida East Coast Industries,
                Inc. ........................     5,650,630
    248,400   Norfolk Southern Corp. ........     6,587,568
                                               ------------
                                                 18,546,423
                                               ------------
              UTILITIES: ELECTRIC -- 5.1%
     78,000   Entergy Corp. .................     4,368,780
    189,700   PG&E Corp.*....................     5,300,218
    141,100   TXU Corp. .....................     5,715,961
                                               ------------
                                                 15,384,959
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $258,543,956)................   286,071,451
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 7.3%
$21,953,620   Securities Lending Collateral
                Investment (Note 4) (Cost
                $21,953,620).................    21,953,620
                                               ------------
              TOTAL SECURITIES (Cost
                $280,497,576)................   308,025,071
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 6.8%
$19,216,475   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $19,216,731
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                3.502%, due 01/01/34, with a
                value of $20,177,298)........  $ 19,216,475
  1,203,105   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $1,203,158
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $172,967,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $12,050, American General
                Corp., 7.50%, due 07/15/25,
                with a value of $693, various
                ASIF Global Finance
                XIX-XXIII, 1.44% -- 4.90%,
                due 05/30/06 to 01/17/13,
                with a total value of
                $520,341, Berkshire Hathaway,
                Inc., 4.625%, due 10/15/13,
                with a value of $57,153,
                Citigroup, Inc., 6.875%, due
                02/15/98, with a value of
                $2,448, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $51,029, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $12,547, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $29,586, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $17,900,
                GlaxoSmithKline Capital,
                Inc., 5.375%, due 04/15/34,
                with a value of $13,567, John
                Hancock Global Funding II,
                1.66%, due 09/06/05, with a
                value of

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
                $23,529, Johnson & Johnson,
                6.95%, due 09/01/29, with a
                value of $42,764, Morgan
                Stanley Capital I, 0.55%, due
                12/15/31, with a value of
                $10,482, Saturns-AIG, 1.539%,
                due 12/01/45, with a value of
                $180,466, various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $74,622, Wal-Mart Stores,
                7.55%, due 02/15/30, with a
                value of $158, and Wal-Mart
                Canada, 5.58%, due 05/01/06,
                with a value of $6,285)(b)...  $  1,203,105
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $20,419,580)...........    20,419,580
                                               ------------
              Total Investments -- 109.3%
                (Cost $300,917,156)..........   328,444,651
              Liabilities less other
                assets -- (9.3)%.............   (27,902,023)
                                               ------------
              NET ASSETS -- 100.0%...........  $300,542,628
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $300,917,156.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $29,706,512
    Gross unrealized depreciation...........   (2,179,017)
                                              -----------
    Net unrealized appreciation.............  $27,527,495
                                              ===========

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.7%
              AEROSPACE AND DEFENSE -- 2.5%
     15,000   Alliant Techsystems,
                Inc.*(a).....................  $    950,100
    125,000   Goodrich Corp. ................     4,041,250
                                               ------------
                                                  4,991,350
                                               ------------
              BANKS -- 4.5%
     32,500   City National Corp. ...........     2,135,250
     21,000   M&T Bank Corp. ................     1,833,300
    100,000   Mellon Financial Corp. ........     2,933,000
     32,500   Zions Bancorp..................     1,997,125
                                               ------------
                                                  8,898,675
                                               ------------
              BROADCAST SERVICES/MEDIA -- 4.1%
    150,000   Cox Radio, Inc. -- Class A*....     2,607,000
     15,000   E.W. Scripps Company -- Class
                A(a).........................     1,575,000
     73,000   Entercom Communications
                Corp.*.......................     2,722,900
     55,000   Westwood One, Inc.*............     1,309,000
                                               ------------
                                                  8,213,900
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 2.8%
     62,500   Cintas Corp. ..................     2,979,375
     85,000   Robert Half International,
                Inc. ........................     2,530,450
                                               ------------
                                                  5,509,825
                                               ------------
              CHEMICALS -- 2.8%
     80,000   Air Products and Chemicals,
                Inc. ........................     4,196,000
     27,500   Valspar Corp. .................     1,387,100
                                               ------------
                                                  5,583,100
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 9.7%
     46,000   Affiliated Computer Services,
                Inc. -- Class A*(a)..........     2,435,240
    100,000   Amdocs, Ltd.*..................     2,343,000
    150,000   Citrix Systems, Inc.*..........     3,054,000
     20,300   Diebold, Inc. .................     1,073,261
     45,000   Macromedia, Inc.*..............     1,104,750
     50,000   Mercury Interactive
                Corp.*(a)....................     2,491,500
     65,000   Perot Systems Corp. -- Class
                A*...........................       862,550
     75,000   SunGard Data Systems, Inc.*....     1,950,000
    145,000   VERITAS Software Corp.*(a).....     4,016,500
                                               ------------
                                                 19,330,801
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.0%
     50,000   American Standard Companies,
                Inc.*........................     2,015,500
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 2.0%
     50,500   Estee Lauder Companies, Inc. --
                Class A......................  $  2,463,390
     35,000   Regis Corp. ...................     1,560,650
                                               ------------
                                                  4,024,040
                                               ------------
              DISTRIBUTION -- 0.9%
     30,000   CDW Corp. .....................     1,912,800
                                               ------------
              EDUCATION -- 0.6%
     27,000   Career Education Corp.*........     1,230,120
                                               ------------
              ELECTRONICS -- 0.6%
     47,000   Molex, Inc. -- Class A.........     1,282,160
                                               ------------
              FINANCIAL SERVICES -- 3.4%
     85,000   Ameritrade Holding Corp.*......       964,750
    120,000   CapitalSource, Inc.*(a)........     2,934,000
    100,000   SEI Investments Company(a).....     2,904,000
                                               ------------
                                                  6,802,750
                                               ------------
              FOOD AND BEVERAGE -- 1.5%
     52,500   Performance Food Group
                Company*(a)..................     1,393,350
     52,300   Smithfield Foods, Inc.*........     1,537,620
                                               ------------
                                                  2,930,970
                                               ------------
              INSURANCE -- 6.0%
     42,500   Aetna, Inc. ...................     3,612,500
    110,000   Pacificare Health Systems,
                Inc.*........................     4,252,600
     62,200   Willis Group Holdings, Ltd. ...     2,329,390
     25,000   XL Capital, Ltd. -- Class A....     1,886,500
                                               ------------
                                                 12,080,990
                                               ------------
              INTERNET SERVICES -- 1.6%
     25,000   Ask Jeeves, Inc.*(a)...........       975,750
    260,000   Novell, Inc.*..................     2,181,400
                                               ------------
                                                  3,157,150
                                               ------------
              LEISURE AND RECREATION -- 3.8%
    165,000   Hilton Hotels Corp. ...........     3,078,900
    100,000   Starwood Hotels & Resorts
                Worldwide, Inc. .............     4,485,000
                                               ------------
                                                  7,563,900
                                               ------------
              MACHINERY -- 1.5%
     45,000   Ingersoll-Rand Company, Ltd. --
                Class A......................     3,073,950
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING -- 1.1%
     41,500   Danaher Corp. .................  $  2,151,775
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.0%
    115,000   McKesson Corp. ................     3,947,950
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.1%
     22,500   Allergan, Inc. ................     2,014,200
      6,000   Biomet, Inc....................       266,640
     70,000   Kinetic Concepts, Inc.*........     3,493,000
     31,500   St. Jude Medical, Inc.*........     2,382,975
                                               ------------
                                                  8,156,815
                                               ------------
              OIL AND GAS: EQUIPMENT -- 1.3%
     45,000   Smith International, Inc.*.....     2,509,200
                                               ------------
              OIL, COAL AND GAS -- 5.4%
     70,000   BJ Services Company*...........     3,208,800
     65,000   Nabors Industries, Ltd.*.......     2,939,300
     38,000   Noble Corp.*...................     1,439,820
     70,000   Weatherford International,
                Ltd.*(a).....................     3,148,600
                                               ------------
                                                 10,736,520
                                               ------------
              PHARMACEUTICALS -- 6.8%
     85,000   Amylin Pharmaceuticals,
                Inc.*(a).....................     1,938,000
     41,300   Barr Pharmaceuticals, Inc.*....     1,391,810
     75,000   Caremark Rx, Inc.*.............     2,470,500
    155,000   Elan Corp. PLC (ADR)*(a).......     3,834,700
    125,000   Nektar Therapeutics*...........     2,495,000
     20,000   OSI Pharmaceuticals, Inc.*.....     1,408,800
                                               ------------
                                                 13,538,810
                                               ------------
              RESEARCH AND DEVELOPMENT -- 3.9%
    120,000   Cytyc Corp.*(a)................     3,044,400
     65,000   IVAX Corp.*....................     1,559,350
     32,500   Neurocrine Biosciences,
                Inc.*........................     1,685,125
     28,500   Sepracor, Inc.*(a).............     1,507,650
                                               ------------
                                                  7,796,525
                                               ------------
              RETAIL -- 6.0%
     65,000   J. C. Penney Company, Inc.
                (Holding Company)............     2,454,400
    130,000   Staples, Inc. .................     3,810,300
    150,000   TJX Companies, Inc. ...........     3,621,000
     62,500   Williams-Sonoma, Inc.*(a)......     2,060,000
                                               ------------
                                                 11,945,700
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.8%
     77,500   Agilent Technologies, Inc.*....  $  2,269,200
     25,000   Fisher Scientific
                International, Inc.*.........     1,443,750
                                               ------------
                                                  3,712,950
                                               ------------
              SEMICONDUCTORS -- 6.5%
    175,000   Emulex Corp.*..................     2,504,250
     70,000   Intersil Corp. -- Class A......     1,516,200
     30,000   KLA-Tencor Corp.*..............     1,481,400
     40,000   Linear Technology Corp. .......     1,578,800
    125,000   Microchip Technology, Inc. ....     3,942,500
     90,000   National Semiconductor
                Corp.*.......................     1,979,100
                                               ------------
                                                 13,002,250
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.5%
    105,000   Adtran, Inc.(a)................     3,503,850
    135,000   Comverse Technology, Inc.*.....     2,691,900
    375,000   Corning, Inc.*.................     4,897,500
    125,000   Nextel Partners, Inc. -- Class
                A*...........................     1,990,000
                                               ------------
                                                 13,083,250
                                               ------------
              TOYS -- 1.8%
185,000....   Marvel Enterprises, Inc.*(a)        3,611,200
                                               ------------
              TRANSPORTATION -- 1.2%
     50,000   Expeditors International of
                Washington, Inc. ............     2,470,500
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $181,912,023)..........   195,265,426
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 13.4%
$26,916,509   Securities Lending Collateral
                Investment (Note 4) (Cost
                $26,916,509).................    26,916,509
                                               ------------
              TOTAL SECURITIES
                (Cost $208,828,532)..........   222,181,935
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 3.6%
$ 5,726,617   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $5,726,694
                (Collateralized by Freddie
                Mac, Series 2471, Class FI,
                1.79%, due 03/15/32, with a
                value of $6,014,870).........  $  5,726,617
  1,475,082   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $1,475,147
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $212,068,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $14,774, American General
                Corp., 7.50%, due 07/15/25,
                with a value of $849, various
                ASIF Global Finance
                XIX-XXIII, 1.44% -- 4.90%,
                due 05/30/06 to 01/17/13,
                with a total value of
                $637,971, Berkshire Hathaway,
                Inc., 4.625%, due 10/15/13,
                with a value of $70,073,
                Citigroup, Inc., 6.875%, due
                02/15/98, with a value of
                $3,001, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $62,565, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $15,384, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $36,274, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $21,947,
                GlaxoSmithKline Capital,
                Inc., 5.375%, due 04/15/34,
                with a value of $16,634, John
                Hancock Global Funding II,
                1.66%, due 09/06/05, with a
                value of

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
                $28,848, Johnson & Johnson,
                6.95%, due 09/01/29, with a
                value of $52,431, Morgan
                Stanley Capital I, 0.55%, due
                12/15/31, with a value of
                $12,851, Saturns-AIG, 1.539%,
                due 12/01/45, with a value of
                $221,262, various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $91,492, Wal-Mart Stores,
                7.55%, due 02/15/30, with a
                value of $193, and Wal-Mart
                Canada, 5.58%, due 05/01/06,
                with a value of $7,706)(b)...  $  1,475,082
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $7,201,699)............     7,201,699
                                               ------------
              Total Investments -- 114.7%
                (Cost $216,030,231)..........   229,383,634
              Liabilities less other
                assets -- (14.7)%............   (29,475,308)
                                               ------------
              NET ASSETS -- 100.0%...........  $199,908,326
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $216,030,231.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $19,927,795
    Gross unrealized depreciation...........   (6,574,392)
                                              -----------
    Net unrealized appreciation.............  $13,353,403
                                              ===========

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.5%
              ADVERTISING -- 3.6%
    297,650   Catalina Marketing Corp.*(a)...  $  5,444,019
                                               ------------
              AGRICULTURE -- 3.6%
    248,650   Delta and Pine Land Company....     5,457,868
                                               ------------
              APPAREL: RETAIL -- 4.1%
    417,425   Payless ShoeSource, Inc.*......     6,223,807
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 1.4%
    107,250   Exide Technologies*(a).........     2,193,263
                                               ------------
              BANKS -- 5.1%
    124,825   Commercial Federal Corp. ......     3,382,757
     51,675   First Financial Bancorp. ......       915,681
     73,200   Provident Financial Services,
                Inc. ........................     1,284,660
     41,425   UMB Financial Corp. ...........     2,138,359
                                               ------------
                                                  7,721,457
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 8.5%
    259,950   CSG Systems International,
                Inc.*........................     5,380,965
    321,200   Dendrite International,
                Inc.*........................     5,967,895
     95,900   FTI Consulting, Inc.*..........     1,582,350
                                               ------------
                                                 12,931,210
                                               ------------
              CHEMICALS -- 5.7%
     40,650   Cytec Industries, Inc. ........     1,847,543
    389,674   Millennium Chemicals, Inc.*....     6,749,153
                                               ------------
                                                  8,596,696
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.7%
    255,325   Gartner, Inc. -- Class A*......     3,375,397
     59,325   Gartner, Inc. -- Class B*......       764,699
                                               ------------
                                                  4,140,096
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.0%
     31,250   Black Box Corp. ...............     1,476,875
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.8%
     78,825   Blyth, Inc. ...................     2,718,674
                                               ------------
              EDUCATION -- 1.0%
     38,800   ITT Educational Services,
                Inc.*........................     1,475,176
                                               ------------
              FINANCIAL SERVICES -- 5.4%
    149,750   Investment Technology Group,
                Inc.*........................     1,915,303
    126,862   Raymond James Financial,
                Inc. ........................     3,355,499
    135,400   Waddell & Reed Financial,
                Inc. -- Class A..............     2,993,694
                                               ------------
                                                  8,264,496
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 0.8%
     39,600   American Italian Pasta
                Company -- Class A(a)........  $  1,207,008
                                               ------------
              INSURANCE -- 5.8%
    142,500   Horace Mann Educators Corp. ...     2,490,900
     76,325   Infinity Property & Casualty
                Corp. .......................     2,518,725
    302,825   Phoenix Companies, Inc.(a).....     3,709,606
                                               ------------
                                                  8,719,231
                                               ------------
              INTERNET SERVICES -- 2.6%
    377,675   EarthLink, Inc.*...............     3,908,936
                                               ------------
              LEISURE AND RECREATION -- 3.9%
    178,050   Speedway Motorsports, Inc. ....     5,953,992
                                               ------------
              MANUFACTURING -- 8.5%
    228,500   Acuity Brands, Inc. ...........     6,169,499
    132,550   Crane Company..................     4,160,744
    157,175   Tredegar Corp. ................     2,535,233
                                               ------------
                                                 12,865,476
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.7%
     69,225   LifePoint Hospitals, Inc.*.....     2,576,555
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.5%
     75,175   Haemonetics Corp.*.............     2,228,939
                                               ------------
              OIL, COAL AND GAS -- 6.3%
    118,000   Forest Oil Corp.*(a)...........     3,223,760
    104,125   Oceaneering International,
                Inc.*........................     3,566,281
     94,950   Tidewater, Inc. ...............     2,829,510
                                               ------------
                                                  9,619,551
                                               ------------
              PAPER AND FOREST PRODUCTS -- 4.0%
    136,362   Rayonier, Inc.(a)..............     6,061,291
                                               ------------
              PRINTING AND PUBLISHING -- 1.5%
    135,975   Hollinger International,
                Inc. ........................     2,283,020
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      2,525   Avatar Holdings, Inc.*(a)......       105,040
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.3%
     70,050   Post Properties, Inc. .........     2,041,958
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RUBBER PRODUCTS -- 1.6%
     13,450   Bandag, Inc.(a)................  $    598,929
     42,250   Bandag, Inc. -- Class A........     1,757,600
                                               ------------
                                                  2,356,529
                                               ------------
              SECURITY SERVICES -- 1.8%
     81,425   The Brink's Company............     2,788,806
                                               ------------
              SEMICONDUCTORS -- 2.1%
    251,950   Axcelis Technologies, Inc.*....     3,134,258
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.0%
    266,075   Callaway Golf Company(a).......     3,017,291
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.1%
    133,450   Belden, Inc. ..................     2,859,834
    144,125   Commonwealth Telephone
                Enterprises, Inc.*...........     6,452,476
                                               ------------
                                                  9,312,310
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $124,375,443)................   144,823,828
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 11.5%
$17,427,416   Securities Lending Collateral
                Investment (Note 4) (Cost
                $17,427,416).................    17,427,416
                                               ------------
              TOTAL SECURITIES (Cost
                $141,802,859)................   162,251,244
                                               ------------

              REPURCHASE AGREEMENTS -- 5.2%
  6,840,751   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $6,840,843
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                Series 2002-68, Class FB,
                1.80%, due 10/25/32, with a
                value of $7,182,970).........     6,840,751
    955,059   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $955,101
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $137,306,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $9,565, American

 PRINCIPAL                                        VALUE
 ---------                                     ------------
                REPURCHASE AGREEMENTS (CONTINUED)
                General Corp., 7.50%, due
                07/15/25, with a value of
                $550, various ASIF Global
                Finance XIX-XXIII,
                1.44% -- 4.90%, due 05/30/06
                to 01/17/13, with a total
                value of $413,061, Berkshire
                Hathaway, Inc., 4.625%, due
                10/15/13, with a value of
                $45,370, Citigroup, Inc.,
                6.875%, due 02/15/98, with a
                value of $1,943, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $40,509, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $9,960, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $23,486, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $14,210,
                GlaxoSmithKline Capital,
                Inc., 5.375%, due 04/15/34,
                with a value of $10,770, John
                Hancock Global Funding II,
                1.66%, due 09/06/05, with a
                value of $18,678, Johnson &
                Johnson, 6.95%, due 09/01/29,
                with a value of $33,947,
                Morgan Stanley Capital I,
                0.55%, due 12/15/31, with a
                value of $8,321, Saturns-AIG,
                1.539%, due 12/01/45, with a
                value of $143,259, various
                TIAA Global Markets,
                3.875% -- 4.125%, due
                11/15/07 to 01/22/08, with a
                total value of $59,237,
                Wal-Mart Stores, 7.55%, due
                02/15/30, with a value of
                $125, and Wal-Mart Canada,
                5.58%, due 05/01/06, with a
                value of $4,989)(b)..........  $    955,059
                                               ------------

              TOTAL REPURCHASE AGREEMENTS
                (Cost $7,795,810)............     7,795,810
                                               ------------
              Total Investments -- 112.2%
                (Cost $149,598,669)..........   170,047,054
              Liabilities less other as-
                sets -- (12.2)%..............   (18,431,857)
                                               ------------
              NET ASSETS -- 100.0%...........  $151,615,197
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $149,598,669.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $22,207,376
    Gross unrealized depreciation...........   (1,758,991)
                                              -----------
    Net unrealized appreciation.............  $20,448,385
                                              ===========

---------------

*  Non-income producing security.

(a) All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.3%
               ADVERTISING -- 0.3%
      42,000   ADVO, Inc. .................  $    1,382,640
      49,200   aQuantive, Inc.*............         486,096
      17,300   R.H. Donnelley Corp.*(a)....         756,702
      62,400   Ventiv Health, Inc.*(a).....         965,952
                                             --------------
                                                  3,591,390
                                             --------------
               AEROSPACE AND DEFENSE -- 0.6%
     219,900   AAR Corp.*..................       2,495,865
      94,200   Curtiss-Wright
                 Corp. -- Class B..........       5,065,134
       9,200   Ducommun, Inc.*.............         196,696
                                             --------------
                                                  7,757,695
                                             --------------
               AIRLINES -- 0.3%
      68,800   America West Holdings
                 Corp. -- Class B*(a)......         624,704
     219,500   ExpressJet Holdings,
                 Inc.*(a)..................       2,664,730
      10,600   Mair Holdings, Inc.*........          86,496
      11,100   Mesa Air Group, Inc.*(a)....          89,799
      16,600   Pinnacle Airlines Corp.*....         187,580
                                             --------------
                                                  3,653,309
                                             --------------
               APPAREL: MANUFACTURING -- 0.7%
     267,950   Ashworth, Inc.*.............       2,226,665
      92,400   Gildan Activewear, Inc. --
                 Class A*..................       2,651,879
      17,400   Kellwood Company............         757,770
      44,830   Oxford Industries, Inc. ....       1,952,795
     101,200   The Warnaco Group, Inc.*....       2,152,524
                                             --------------
                                                  9,741,633
                                             --------------
               APPAREL: RETAIL -- 3.5%
      29,100   Aeropostale, Inc.*..........         783,081
      21,900   AnnTaylor Stores Corp.*.....         634,662
      56,700   Brown Shoe Company, Inc. ...       2,320,731
     268,875   Cache, Inc.*................       3,632,501
     337,750   Casual Male Retail Group,
                 Inc.*(a)..................       2,465,575
      70,900   Cato Corp. -- Class A.......       1,591,705
     317,770   Charlotte Russe Holding,
                 Inc.*.....................       6,793,923
     103,500   Claire's Stores, Inc. ......       2,245,950
       3,500   Genesco, Inc.*..............          82,705
     262,015   Jos. A. Bank Clothiers,
                 Inc.*(a)..................       8,224,651
     356,000   Ross Stores, Inc.(a)........       9,526,560
     101,300   Shoe Carnival, Inc.*........       1,520,513
     129,900   Stage Stores, Inc.*(a)......       4,892,034

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: RETAIL (CONTINUED)
      16,000   Stein Mart, Inc.*...........  $      260,160
      75,000   The Men's Wearhouse,
                 Inc.*.....................       1,979,250
                                             --------------
                                                 46,954,001
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.3%
       5,200   American Axle &
                 Manufacturing Holdings,
                 Inc.*.....................         189,072
       3,800   Arctic Cat, Inc. ...........         104,614
      47,100   Monaco Coach Corp. .........       1,326,807
      97,700   Wabash National Corp.*......       2,691,635
                                             --------------
                                                  4,312,128
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.2%
      71,900   Modine Manufacturing
                 Company...................       2,290,015
     195,400   O'Reilly Automotive,
                 Inc.*(a)..................       8,832,080
     211,600   Spartan Motors, Inc. .......       2,592,100
      70,900   TBC Corp.*..................       1,687,420
      66,100   Tenneco Automotive, Inc.*...         874,503
      29,800   Titan International,
                 Inc. .....................         306,642
                                             --------------
                                                 16,582,760
                                             --------------
               BANKS -- 7.0%
       7,000   ABC Bancorp.................         142,380
      94,000   AMCORE Financial, Inc. .....       2,835,040
       4,290   AmericanWest Bancorp*.......          82,154
       1,400   BancFirst Corp. ............          83,650
      19,500   BancorpSouth, Inc. .........         439,335
     151,976   Banner Corp. ...............       4,416,423
       5,400   Camden National Corp. ......         178,578
      81,200   Cathay General Bancorp......       5,416,040
      19,200   City Holding Company........         606,336
      18,690   Columbia Banking System,
                 Inc. .....................         414,918
      34,000   Commercial Federal Corp. ...         921,400
       8,600   Community Trust Bancorp,
                 Inc. .....................         262,300
      23,900   Corus Bankshares, Inc. .....         982,529
      26,500   First BanCorp...............       1,079,875
       9,100   First Charter Corp. ........         198,289
       2,800   First Citizens Bancshares,
                 Inc. -- Class A...........         341,600
      77,900   First Midwest Bancorp,
                 Inc. .....................       2,742,859
       9,600   First Place Financial
                 Corp. ....................         178,272
       7,400   First Republic Bank.........         318,792
      25,000   FirstFed Financial Corp.*...       1,040,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      18,600   Flushing Financial Corp. ...  $      328,290
     102,600   Fremont General Corp. ......       1,810,890
       7,100   Frontier Financial Corp. ...         248,074
      22,600   Hancock Holding Company.....         656,756
     291,911   Hudson United Bancorp.......      10,882,441
       3,200   Independent Bank Corp.
                 (Massachusetts)...........          92,640
      11,000   Independent Bank Corp.
                 (Michigan)................         279,400
      32,700   IndyMac Bancorp, Inc. ......       1,033,320
      28,200   Irwin Financial Corp. ......         744,480
       6,300   ITLA Capital Corp.*.........         255,591
      74,880   Laurentian Bank of Canada...       1,566,296
       5,900   MainSource Financial Group,
                 Inc. .....................         119,770
       4,400   Mid-State Bancshares........         103,444
     205,500   Nara Bancorp, Inc. .........       3,520,215
       5,300   NBC Capital Corp. ..........         143,047
     238,900   NewAlliance Bancshares,
                 Inc.*.....................       3,335,044
       3,700   OceanFirst Financial
                 Corp. ....................          88,615
       2,300   Old Second Bancorp, Inc. ...         121,325
      16,170   Oriental Financial Group,
                 Inc. .....................         437,722
     487,500   People's Bank...............      15,185,624
       4,200   People's Holding Company....         145,152
       9,900   PFF Bancorp, Inc. ..........         368,676
      92,080   PrivateBancorp, Inc.(a).....       2,528,517
      57,500   Provident Bankshares
                 Corp. ....................       1,658,300
       4,200   Provident Financial
                 Holdings, Inc. ...........          99,330
      57,800   R & G Financial Corp. --
                 Class B...................       1,910,868
       2,800   S&T Bancorp, Inc. ..........          89,544
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         128,575
       7,100   Santander BanCorp...........         175,512
       4,000   SCBT Financial Corp. .......         120,600
      32,000   Silicon Valley
                 Bancshares*...............       1,268,800
       7,000   Simmons First National
                 Corp. -- Class A..........         182,210
     155,100   Sky Financial Group,
                 Inc. .....................       3,835,623
       4,600   Southside Bancshares,
                 Inc. .....................          96,600
       3,465   State Bancorp, Inc. ........          84,650
       3,600   State Financial Services
                 Corp. -- Class A..........         106,776
       6,625   Sterling Bancorp............         182,983

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       5,800   Sterling Financial Corp.
                 (Pennsylvania)............  $      150,974
       6,100   Suffolk Bancorp.............         198,860
      30,800   Susquehanna Bancshares,
                 Inc. .....................         774,928
     276,150   Texas Capital Bancshares,
                 Inc.*.....................       4,584,090
      53,800   Texas Regional Bancshares,
                 Inc. -- Class A...........       2,469,958
      16,900   Trustmark Corp. ............         488,748
       9,800   U.S.B. Holding Company,
                 Inc. .....................         224,616
       2,800   Union Bankshares Corp. .....          88,480
      24,900   United Community Financial
                 Corp. ....................         323,700
      15,700   WesBanco, Inc. .............         457,341
       6,800   West Coast Bancorp..........         145,792
     117,030   Westamerica Bancorp.........       6,138,223
       5,250   Western Sierra Bancorp*.....         162,593
       9,300   WSFS Financial Corp. .......         452,631
                                             --------------
                                                 93,277,404
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.6%
     388,200   Cox Radio, Inc. -- Class
                 A*........................       6,746,916
     449,400   Emmis Communications
                 Corp. -- Class A*.........       9,428,412
      76,700   Insight Communications
                 Company, Inc. -- Class
                 A*........................         710,242
      21,500   Journal Communications,
                 Inc. -- Class A(a)........         404,845
     636,700   NTN Communications, Inc.*...       1,999,238
      83,100   Sinclair Broadcast Group --
                 Class A...................         853,437
      55,900   Spanish Broadcasting System,
                 Inc. -- Class A*..........         520,429
      10,100   The Liberty Corp. ..........         474,195
      13,200   World Wrestling
                 Entertainment, Inc. ......         168,300
      42,300   Young Broadcasting, Inc. --
                 Class A*..................         556,245
                                             --------------
                                                 21,862,259
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.2%
      50,700   Administaff, Inc.*(a).......         841,620
      26,300   Advisory Board Company*.....         936,280
      16,600   Angelica Corp. .............         416,826
       8,500   Blue Coat Systems, Inc.*....         284,665
     417,620   Dendrite International,
                 Inc.*.....................       7,759,379
      60,900   Gevity HR, Inc. ............       1,594,971

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     152,590   Global Payments, Inc.(a)....  $    6,869,602
     528,000   Image Entertainment,
                 Inc.*.....................       1,900,800
      23,000   John H. Harland Company.....         675,050
     319,400   Kforce, Inc.*...............       3,015,136
     130,040   Korn/Ferry International*...       2,518,875
     176,300   Labor Ready, Inc.*..........       2,732,650
     132,100   MAXIMUS, Inc.*..............       4,684,266
      36,400   MemberWorks, Inc.*(a).......       1,078,168
      67,100   MPS Group, Inc.*............         813,252
     133,600   Navigant Consulting,
                 Inc.*.....................       2,864,384
      14,700   Pomeroy IT Solutions,
                 Inc.*.....................         175,224
      23,000   SOURCECORP, Inc.*...........         632,960
     160,850   Sypris Solutions, Inc. .....       3,086,712
       7,200   UniFirst Corp. .............         209,448
                                             --------------
                                                 43,090,268
                                             --------------
               CHEMICALS -- 0.4%
       6,900   Aceto Corp. ................         121,440
      40,500   FMC Corp.*..................       1,745,955
      46,600   MacDermid, Inc. ............       1,577,410
      15,600   NewMarket Corp.*............         334,932
      13,300   Octel Corp. ................         350,189
      46,600   Trex Company, Inc.*(a)......       1,759,150
                                             --------------
                                                  5,889,076
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         157,080
                                             --------------
               COMMERCIAL SERVICES -- 0.2%
     134,900   Providence Service Corp.*...       2,534,771
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.7%
     408,270   Activision, Inc.*...........       6,491,493
      62,400   ANSYS, Inc.*................       2,932,800
     376,800   Checkpoint Systems, Inc.*...       6,756,024
     401,500   Citadel Security Software,
                 Inc.*(a)..................       1,236,620
      44,200   Covansys Corp.*.............         456,586
     534,260   Embarcadero Technologies,
                 Inc.*(a)..................       6,603,454
      45,000   FileNET Corp.*..............       1,420,650
     158,460   Hyperion Solutions Corp.*...       6,927,870
      45,900   Intergraph Corp.*...........       1,186,974
     135,100   Keane, Inc.*................       1,849,519
     135,350   M-Systems Flash Disk
                 Pioneers, Ltd.*(a)........       2,018,069

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     138,050   Merge Technologies, Inc.*...  $    2,019,672
      52,200   Micromuse, Inc.*............         349,218
     171,900   MRO Software, Inc.*.........       2,339,559
      53,400   MTS Systems Corp. ..........       1,252,230
     173,600   NetSolve, Inc.*.............       1,718,640
     112,800   Open Solutions, Inc.*.......       2,817,744
     788,700   Parametric Technology
                 Corp.*....................       3,943,500
       5,400   Progress Software Corp.*....         117,018
     454,100   Quest Software, Inc.*(a)....       5,857,890
      18,100   Renaissance Learning,
                 Inc.(a)...................         405,802
      11,200   Salesforce.com, Inc.*.......         179,984
       6,700   SERENA Software, Inc.*(a)...         127,903
      70,300   SS&C Technologies, Inc. ....       1,314,610
     113,200   Sybase, Inc.*...............       2,037,600
     100,000   Synopsys, Inc.*.............       2,843,000
     280,900   Synplicity, Inc.*...........       1,685,119
      79,400   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................       1,709,482
     115,600   Trident Microsystems,
                 Inc.*.....................       1,295,876
      57,000   Tyler Technologies, Inc.*...         539,220
     522,140   Wind River Systems, Inc.*...       6,140,366
                                             --------------
                                                 76,574,492
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
      71,300   Adaptec, Inc.*..............         603,198
      94,500   Black Box Corp.(a)..........       4,466,070
      11,400   Electronics For Imaging,
                 Inc.*.....................         322,164
      42,500   InFocus Corp.*..............         361,250
      27,700   Komag, Inc.*(a).............         386,969
      34,300   Mercury Computer Systems,
                 Inc.*.....................         850,640
      34,700   RadiSys Corp.*..............         644,379
      91,000   Silicon Storage Technology,
                 Inc.*.....................         937,300
                                             --------------
                                                  8,571,970
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 1.9%
      62,700   Brookfield Homes Corp. .....       1,642,113
       6,200   Drew Industries, Inc.*......         252,340
     236,600   Dycom Industries, Inc.*.....       6,624,800
       9,400   Eagle Materials, Inc. ......         667,588
      53,250   Florida Rock Industries,
                 Inc. .....................       2,245,553
      10,500   Genlyte Group, Inc.*........         660,240
      28,000   Integrated Electrical
                 Services, Inc.*...........         225,400

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES
                 (CONTINUED)
      41,000   Meritage Corp.*.............  $    2,820,800
      92,000   Simpson Manufacturing
                 Company, Inc. ............       5,163,040
      15,500   Universal Forest Products,
                 Inc. .....................         499,875
       5,400   USG Corp.*..................          94,932
      24,800   Walter Industries, Inc. ....         337,776
      15,100   Washington Group
                 International, Inc.*......         541,939
     158,200   WCI Communities, Inc.*(a)...       3,529,442
                                             --------------
                                                 25,305,838
                                             --------------
               CONSUMER GOODS AND SERVICES -- 1.4%
      38,600   Chattem, Inc.*..............       1,114,382
       6,000   CSS Industries, Inc. .......         210,240
     139,020   Fossil, Inc.*...............       3,788,295
     106,300   NBTY, Inc.*.................       3,124,157
      85,790   Toro Company................       6,011,305
     159,300   Yankee Candle Company,
                 Inc.*.....................       4,659,525
                                             --------------
                                                 18,907,904
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
      11,600   Chesapeake Corp. ...........         309,488
       9,000   Greif, Inc. -- Class A......         380,250
      26,400   Silgan Holdings, Inc. ......       1,064,184
                                             --------------
                                                  1,753,922
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      17,100   The Geo Group, Inc.*........         348,840
                                             --------------
               DISTRIBUTION -- 1.6%
       8,000   Building Materials Holding
                 Corp. ....................         151,440
     100,020   Hughes Supply, Inc. ........       5,894,179
      20,600   Nu Skin Enterprises, Inc. --
                 Class A...................         521,592
     195,100   United Stationers, Inc.*....       7,749,372
     127,500   Universal Corp. ............       6,494,850
      41,000   Watsco, Inc. ...............       1,150,870
                                             --------------
                                                 21,962,303
                                             --------------
               DIVERSIFIED SERVICES -- 0.0%
      23,700   Resource America, Inc. --
                 Class A...................         559,320
                                             --------------
               EDUCATION -- 2.0%
     354,800   DeVry, Inc.*................       9,728,616
     390,330   ITT Educational Services,
                 Inc.*.....................      14,840,347

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               EDUCATION (CONTINUED)
      69,910   Laureate Education, Inc.*...  $    2,673,358
                                             --------------
                                                 27,242,321
                                             --------------
               ELECTRONICS -- 2.2%
      73,300   Artesyn Technologies,
                 Inc.*.....................         659,700
      82,200   BEI Technologies, Inc. .....       2,327,082
      10,600   Bel Fuse, Inc. -- Class B...         442,020
      16,500   CyberOptics Corp.*..........         428,670
       2,700   Excel Technology, Inc.*.....          89,775
      26,000   KEMET Corp.*................         317,720
       4,600   LeCroy Corp.*...............          82,846
      45,400   Methode Electronics, Inc. --
                 Class A...................         588,838
      48,100   Park Electrochemical
                 Corp. ....................       1,214,525
      12,400   Planar Systems, Inc.*.......         166,036
     374,500   SRS Labs, Inc.*.............       2,055,631
      15,000   Stoneridge, Inc.*...........         255,000
     108,900   Technitrol, Inc.*...........       2,384,910
     430,200   Thomas & Betts Corp.(a).....      11,714,345
     238,920   Trimble Navigation, Ltd.*...       6,639,587
                                             --------------
                                                 29,366,685
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.2%
      16,500   Duratek, Inc.*..............         249,315
      22,900   Metal Management, Inc.*.....         453,649
      74,250   Waste Connections, Inc.*....       2,202,255
                                             --------------
                                                  2,905,219
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.6%
     128,250   Aaron Rents, Inc. ..........       4,250,205
       9,700   Electro Rent Corp.*.........         101,559
     176,900   Marlin Business Services,
                 Inc.*(a)..................       2,658,807
      30,700   United Rentals, Inc.*(a)....         549,223
                                             --------------
                                                  7,559,794
                                             --------------
               FINANCIAL SERVICES -- 1.0%
     126,500   American Capital Strategies,
                 Ltd.(a)...................       3,544,530
      52,100   CompuCredit Corp.*..........         901,330
      93,700   Financial Federal
                 Corp.*(a).................       3,303,862
     160,400   Knight Trading Group,
                 Inc.*.....................       1,607,208
      33,500   New Century Financial
                 Corp.(a)..................       1,568,470

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
      94,500   Saxon Capital, Inc.*........  $    2,157,435
      12,700   World Acceptance Corp.*.....         232,791
                                             --------------
                                                 13,315,626
                                             --------------
               FOOD AND BEVERAGE -- 1.0%
       4,800   Boston Beer Company, Inc. --
                 Class A*..................          96,672
     111,600   Chiquita Brands
                 International, Inc.*......       2,334,672
      46,600   Interstate Bakeries
                 Corp. ....................         505,610
     105,300   John B. Sanfilippo & Son,
                 Inc.*.....................       2,813,615
      10,300   M&F Worldwide Corp.*........         141,110
      64,250   Peet's Coffee & Tea,
                 Inc.*.....................       1,605,608
      59,087   Riviana Foods, Inc. ........       1,546,307
      38,700   Robert Mondavi Corp. --
                 Class A*..................       1,432,674
       8,700   Sanderson Farms, Inc. ......         466,494
     123,000   Sensient Technologies
                 Corp. ....................       2,642,040
                                             --------------
                                                 13,584,802
                                             --------------
               FUNERAL SERVICES -- 0.2%
      96,900   Alderwoods Group, Inc.*.....       1,182,180
     175,800   Service Corp.
                 International*............       1,295,646
                                             --------------
                                                  2,477,826
                                             --------------
               INSURANCE -- 3.7%
       2,900   AmerUs Group Company........         120,060
     177,300   Assured Guaranty, Ltd.*.....       3,005,235
      11,900   Commerce Group, Inc. .......         587,503
     116,400   Delphi Financial Group,
                 Inc. -- Class A...........       5,179,800
      10,100   FPIC Insurance Group,
                 Inc.*(a)..................         249,369
     103,650   Infinity Property & Casualty
                 Corp. ....................       3,420,450
     131,800   IPC Holdings, Ltd. .........       4,867,374
      69,400   LandAmerica Financial Group,
                 Inc. .....................       2,701,742
      38,600   National Western Life
                 Insurance Company -- Class
                 A*........................       5,927,030
     161,800   Platinum Underwriters
                 Holdings, Inc. ...........       4,923,574
      73,900   ProAssurance Corp.*(a)......       2,520,729
     161,800   Reinsurance Group of
                 America, Inc. ............       6,577,170
     109,250   Scottish Re Group,
                 Ltd.(a)...................       2,540,063

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       3,500   StanCorp Financial Group,
                 Inc. .....................  $      234,500
      48,800   Stewart Information Services
                 Corp. ....................       1,647,976
      74,500   UICI*.......................       1,773,845
       6,800   United Fire & Casualty
                 Company...................         392,700
     329,900   Universal American Financial
                 Corp.*....................       3,622,302
                                             --------------
                                                 50,291,422
                                             --------------
               INTERNET SERVICES -- 5.2%
      82,600   Akamai Technologies,
                 Inc.*(a)..................       1,482,670
      15,700   Answerthink, Inc.*..........          89,961
       5,600   Ask Jeeves, Inc.*(a)........         218,568
     995,330   CNET Networks, Inc.*........      11,018,303
     297,850   Digitas, Inc.*..............       3,285,286
      64,700   EarthLink, Inc.*............         669,645
      15,500   eCollege.com, Inc.*.........         248,000
      47,200   eResearch Technology,
                 Inc.*(a)..................       1,321,600
       6,800   F5 Networks, Inc.*..........         180,064
      97,900   FindWhat.com*...............       2,265,406
     167,550   InfoSpace, Inc.*............       6,373,602
       5,100   Internet Security Systems,
                 Inc.*(a)..................          78,234
     246,400   Ixia*.......................       2,424,576
      45,700   Jupitermedia Corp.*.........         647,112
     284,100   Keynote Systems, Inc.*......       3,906,375
     189,600   Lionbridge Technologies,
                 Inc.*.....................       1,450,440
     363,100   NETGEAR, Inc.*(a)...........       3,899,694
     127,300   RADWARE, Ltd.*..............       2,170,465
     312,020   RSA Security, Inc.*.........       6,387,049
      72,000   SafeNet, Inc.*..............       1,992,960
     327,240   Secure Computing Corp.*.....       3,812,346
      85,600   Shanda Interactive
                 Entertainment, Ltd.
                 (ADR)*(a).................       1,319,952
     793,720   SonicWALL, Inc.*............       6,825,992
     442,150   Tumbleweed Communications
                 Corp.*....................       1,883,559
      96,074   United Online, Inc.*(a).....       1,691,863
     264,800   ValueClick, Inc.*...........       3,172,304
      19,600   Websense, Inc.*.............         729,708
                                             --------------
                                                 69,545,734
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION -- 1.1%
      48,900   Choice Hotels International,
                 Inc. .....................  $    2,452,824
     237,700   Interstate Hotels & Resorts,
                 Inc.*.....................       1,281,203
      66,500   La Quinta
                 Corp. -- Paired*..........         558,600
     103,400   Multimedia Games,
                 Inc.*(a)..................       2,773,188
      33,600   Polaris Industries, Inc. ...       1,612,800
     211,250   Scientific Games Corp. --
                 Class A*..................       4,043,325
      41,250   Shuffle Master, Inc.*(a)....       1,497,788
                                             --------------
                                                 14,219,728
                                             --------------
               MACHINERY -- 0.9%
     122,500   Albany International
                 Corp. -- Class A..........       4,111,100
      38,400   Applied Industrial
                 Technologies, Inc. .......       1,156,608
      29,900   Gardner Denver, Inc.*.......         834,210
     185,100   Kadant, Inc.*...............       4,281,363
      15,000   Middleby Corp.(a)...........         819,300
      35,500   Terex Corp.*................       1,211,615
                                             --------------
                                                 12,414,196
                                             --------------
               MANUFACTURING -- 3.9%
      64,000   AptarGroup, Inc. ...........       2,796,160
      34,000   Briggs & Stratton Corp. ....       3,003,900
      48,100   C&D Technologies, Inc. .....         857,623
      96,700   Carlisle Companies, Inc. ...       6,019,575
      55,100   Ceradyne, Inc.*(a)..........       1,970,927
       8,700   CIRCOR International,
                 Inc. .....................         177,393
      13,500   Cognex Corp. ...............         519,480
      38,400   Coherent, Inc.*.............       1,146,240
     171,700   Crane Company...............       5,389,663
     110,500   Deswell Industries, Inc. ...       2,663,050
      49,200   Engineered Support Systems,
                 Inc. .....................       2,878,692
      18,600   Griffon Corp.*..............         414,408
      17,000   II-VI, Inc.*................         521,220
      68,400   Jacuzzi Brands, Inc.*.......         551,988
       4,800   Kaydon Corp. ...............         148,464
      20,300   Lincoln Electric Holdings,
                 Inc. .....................         692,027
     229,600   Rayovac Corp.*..............       6,451,760
      16,400   Rofin-Sinar Technologies,
                 Inc.*.....................         416,396
     210,000   Rogers Corp.*(a)............      14,679,000
      10,800   Steinway Musical
                 Instruments, Inc.*........         378,972

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)
      17,000   TTM Technologies, Inc.*.....  $      201,450
      22,100   Valmont Industries, Inc. ...         506,090
                                             --------------
                                                 52,384,478
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 5.5%
     104,750   America Service Group,
                 Inc.*.....................       3,640,063
     152,850   American Medical Security
                 Group, Inc.*..............       4,165,163
     123,600   AMERIGROUP Corp.*...........       6,081,120
      30,300   AMN Healthcare Services,
                 Inc.*(a)..................         463,287
     116,700   AmSurg Corp.*...............       2,932,671
      20,300   Cambrex Corp. ..............         512,169
      57,400   CorVel Corp.*...............       1,627,290
     106,700   Cypress Bioscience, Inc.*...       1,464,991
      65,000   Inveresk Research Group,
                 Inc.*.....................       2,004,600
     127,900   Kindred Healthcare, Inc.*...       3,370,165
     102,050   LabOne, Inc.*...............       3,243,149
     130,410   LifePoint Hospitals,
                 Inc.*.....................       4,853,860
     238,935   Lincare Holdings, Inc.*.....       7,851,404
      35,800   PDI, Inc.*..................       1,085,814
      21,900   Per-Se Technologies,
                 Inc.*.....................         318,426
       9,800   Quality Systems, Inc.*......         481,082
      51,100   RehabCare Group, Inc.*......       1,360,793
      18,600   Res-Care, Inc.*.............         236,220
      19,100   Sierra Health Services,
                 Inc.*(a)..................         853,770
     263,960   Triad Hospitals, Inc.*......       9,827,231
     362,800   Universal Health Services,
                 Inc. -- Class B(a)........      16,648,891
       5,750   WellCare Health Plans,
                 Inc.*.....................          97,750
                                             --------------
                                                 73,119,909
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.1%
      53,500   Abaxis, Inc.*...............       1,015,430
     170,200   Advanced Medical Optics,
                 Inc.*(a)..................       7,245,414
      90,700   Align Technology, Inc.*.....       1,723,300
     256,710   ArthroCare Corp.*...........       7,465,126
     102,200   Candela Corp.*..............       1,001,560
      88,500   CardioDynamics International
                 Corp.*....................         446,925
     119,650   Closure Medical Corp.*......       3,004,412
     115,040   Cooper Companies, Inc.(a)...       7,267,077

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      39,600   Dade Behring Holdings,
                 Inc.*.....................  $    1,881,792
     323,070   DJ Orthopedics, Inc.*.......       7,430,609
      89,700   Endocardial Solutions,
                 Inc.*.....................         928,395
     148,390   Gen-Probe, Inc.*............       7,021,815
      28,200   Haemonetics Corp.*..........         836,130
     102,700   Hologic, Inc.*..............       2,387,775
      49,350   I-Flow Corp.*(a)............         585,291
      20,300   Illumina, Inc.*.............         128,905
     144,150   Intuitive Surgical, Inc.*...       2,738,850
      24,700   Kensey Nash Corp.*..........         852,150
      49,400   Luminex Corp.*..............         496,964
      61,400   North American Scientific,
                 Inc.*.....................         515,760
     399,600   Orthovita, Inc.*............       2,053,944
     285,000   Owens & Minor, Inc. ........       7,381,499
     149,800   PolyMedica Corp.(a).........       4,649,792
      15,500   Possis Medical, Inc.*.......         529,325
      46,000   PSS World Medical, Inc.*....         515,200
      99,300   Quidel Corp.*...............         584,877
      83,200   Techne Corp.*...............       3,615,040
     346,800   The Spectranetics Corp.*....       1,942,080
     398,600   ThermoGenesis Corp.*........       1,885,378
     241,650   TriPath Imaging, Inc.*......       2,273,927
      48,700   Urologix, Inc.*.............         751,928
       1,900   Ventana Medical Systems,
                 Inc.*.....................          90,307
      23,100   VISX, Inc.*.................         617,232
                                             --------------
                                                 81,864,209
                                             --------------
               METALS AND MINING -- 1.1%
      51,500   Aber Diamond Corp.*.........       1,528,005
      35,100   Brush Engineered Materials,
                 Inc.*.....................         663,390
      57,300   Carpenter Technology
                 Corp. ....................       1,951,065
      82,200   Century Aluminum Company*...       2,037,738
     250,500   Meridian Gold, Inc.*........       3,248,985
      76,700   Reliance Steel & Aluminum
                 Company...................       3,092,544
      28,300   RTI International Metals,
                 Inc.*.....................         451,385
       6,500   Southern Peru Copper
                 Corp. ....................         268,645
       1,700   Titanium Metals Corp.*......         157,335
     175,200   Wolverine Tube, Inc. .......       1,718,712
                                             --------------
                                                 15,117,804
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL AND GAS: EQUIPMENT -- 1.2%
      13,400   Dril-Quip, Inc.*............  $      250,580
      53,600   Energy Partners, Ltd.*......         820,080
     320,470   Grant Prideco, Inc.*........       5,915,876
      12,500   Gulf Island Fabrication,
                 Inc. .....................         270,375
     108,300   Maverick Tube Corp.*........       2,843,958
     192,950   Oil States International,
                 Inc.*.....................       2,952,135
     298,750   Superior Energy Services,
                 Inc.*.....................       3,002,438
       7,800   Veritas DGC, Inc.*..........         180,570
                                             --------------
                                                 16,236,012
                                             --------------
               OIL, COAL AND GAS -- 3.2%
      81,900   Cabot Oil & Gas Corp. ......       3,464,370
      87,850   Cal Dive International,
                 Inc.*(a)..................       2,663,612
       5,100   Clayton Williams Energy,
                 Inc.*.....................         121,890
      94,200   Comstock Resources, Inc.*...       1,833,132
     103,400   Encore Acquisition
                 Company*..................       2,884,860
      19,100   Giant Industries, Inc.*.....         420,200
     574,450   Grey Wolf, Inc.*............       2,435,668
     125,000   Houston Exploration
                 Company*..................       6,480,000
     254,600   Magnum Hunter Resources,
                 Inc.*.....................       2,642,748
       6,200   Oceaneering International,
                 Inc.*.....................         212,350
      82,300   Patterson-UTI Energy,
                 Inc.(a)...................       2,749,643
     209,000   Plains Exploration &
                 Production Company*.......       3,835,150
      60,600   St. Mary Land & Exploration
                 Company...................       2,160,390
      92,300   Tesoro Petroleum
                 Corp.*(a).................       2,547,480
      89,200   Unit Corp.*.................       2,805,340
     285,800   Vintage Petroleum, Inc. ....       4,850,026
      11,400   World Fuel Services
                 Corp. ....................         513,912
                                             --------------
                                                 42,620,771
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.3%
      21,100   Pope & Talbot, Inc. ........         417,147
      81,500   Potlatch Corp. .............       3,393,660
                                             --------------
                                                  3,810,807
                                             --------------
               PHARMACEUTICALS -- 3.3%
     100,550   Alexion Pharmaceuticals,
                 Inc.*(a)..................       1,870,230
      54,500   AtheroGenics, Inc.*(a)......       1,037,135
      48,700   Atrix Laboratories, Inc.*...       1,669,436
     261,070   Axcan Pharma, Inc.*.........       5,508,577

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      89,900   Bradley Pharmaceuticals,
                 Inc.*(a)..................  $    2,508,210
     118,400   Connetics Corp.*............       2,391,680
     165,300   Discovery Laboratories,
                 Inc.*.....................       1,585,227
     450,800   Durect Corp.*(a)............       1,573,292
      61,300   Kos Pharmaceuticals,
                 Inc.*(a)..................       2,021,061
      86,900   Ligand Pharmaceuticals,
                 Inc. -- Class B*(a).......       1,510,322
     228,220   MGI Pharma, Inc.*(a)........       6,164,222
      19,700   Noven Pharmaceuticals,
                 Inc.*.....................         433,794
     323,100   Oscient Pharmaceuticals
                 Corp.*(a).................       1,651,041
     135,300   Perrigo Company.............       2,566,641
      67,100   QLT, Inc.*..................       1,343,342
      68,300   Rigel Pharmaceuticals,
                 Inc.*.....................         970,543
     159,480   Salix Pharmaceuticals,
                 Ltd.*.....................       5,254,866
     193,100   Serologicals Corp.*(a)......       3,860,069
      31,200   Tanox, Inc.*................         594,984
                                             --------------
                                                 44,514,672
                                             --------------
               PRINTING AND PUBLISHING -- 0.2%
      14,100   Consolidated Graphics,
                 Inc.*.....................         621,105
      52,000   Courier Corp. ..............       2,170,480
      17,400   Thomas Nelson, Inc. ........         395,676
                                             --------------
                                                  3,187,261
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.6%
      71,400   Getty Realty Corp. .........       1,796,424
     157,700   The St. Joe Company.........       6,260,690
                                             --------------
                                                  8,057,114
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.4%
     230,200   Acadia Realty Trust.........       3,162,948
       8,900   BRT Realty Trust............         173,550
       2,300   Camden Property Trust.......         105,340
      33,000   Chelsea Property Group,
                 Inc. .....................       2,152,260
      62,100   Cornerstone Realty Income
                 Trust, Inc. ..............         544,617
      62,600   Cousins Properties, Inc. ...       2,062,670
      31,000   Entertainment Properties
                 Trust.....................       1,107,940
     104,200   Equity Inns, Inc. ..........         968,018
      27,100   Kilroy Realty Corp. ........         924,110
      45,000   Koger Equity................       1,040,400
      47,300   LTC Properties, Inc. .......         785,180
      74,500   Maguire Properties, Inc. ...       1,845,365

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      39,900   Mid-America Apartment
                 Communities, Inc. ........  $    1,511,811
      26,200   Mission West Properties,
                 Inc. .....................         317,282
      25,800   National Health Realty,
                 Inc. .....................         701,502
      88,600   Newcastle Investment
                 Corp.(a)..................       2,653,570
     145,500   OMEGA Healthcare Investors,
                 Inc. .....................       1,460,820
      55,700   PS Business Parks, Inc. ....       2,241,368
      85,200   RAIT Investment Trust.......       2,100,180
     187,000   Senior Housing Properties
                 Trust.....................       3,139,730
      23,000   Sovran Self Storage.........         878,140
       5,300   Urstadt Biddle Properties --
                 Class A...................          78,493
      90,800   Ventas, Inc. ...............       2,120,180
      20,100   Winston Hotels, Inc. .......         208,035
                                             --------------
                                                 32,283,509
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 0.6%
     120,000   iShares Russell 2000 Growth
                 Index Fund(a).............       7,508,400
                                             --------------
               RESEARCH AND DEVELOPMENT -- 0.3%
      59,000   Albany Molecular Research,
                 Inc.*.....................         762,870
      11,500   Array BioPharma, Inc.*......          91,425
      36,100   Covance, Inc.*..............       1,392,738
      20,400   Digene Corp.*...............         745,212
      55,900   Encysive Pharmaceuticals,
                 Inc.*.....................         475,150
      22,700   Enzo Biochem, Inc.*(a)......         340,500
      17,900   Genencor International,
                 Inc.*.....................         293,023
      20,200   Valeant Pharmaceuticals
                 International.............         404,000
                                             --------------
                                                  4,504,918
                                             --------------
               RETAIL -- 4.3%
     537,050   Big Lots, Inc.*(a)..........       7,765,743
     326,370   BJ'S Wholesale Club,
                 Inc.*.....................       8,159,249
      25,650   Brookstone, Inc.*...........         514,283
     230,000   Casey's General Stores,
                 Inc. .....................       4,209,000
      69,820   Cost Plus, Inc.*............       2,265,659
       7,600   Design Within Reach,
                 Inc.*.....................         124,868
      27,400   Dillard's, Inc. -- Class
                 A.........................         611,020
     133,000   Duane Reade, Inc.*..........       2,171,890
     236,000   EZCORP, Inc.*(a)............       2,341,120
       6,700   Finlay Enterprises, Inc.*...         126,094
      51,550   Guitar Center, Inc.*........       2,292,429

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
      10,300   Pantry, Inc.*...............  $      224,540
     452,300   Saks, Inc.*.................       6,784,500
     104,900   Shopko Stores, Inc.*(a).....       1,483,286
      16,200   Sonic Automotive, Inc. .....         358,830
       6,600   The Bon-Ton Stores, Inc. ...          96,756
     276,800   The Pep Boys -- Manny, Moe &
                 Jack......................       7,016,880
     171,700   Tractor Supply Company*.....       7,180,494
      58,400   Trans World Entertainment
                 Corp.*....................         585,168
     111,000   Zale Corp.*.................       3,025,860
                                             --------------
                                                 57,337,669
                                             --------------
               RETAIL: RESTAURANTS -- 2.8%
     402,000   Applebee's International,
                 Inc. .....................       9,254,040
      69,150   CEC Entertainment, Inc.*....       2,040,617
      33,500   Dave & Buster's, Inc.*......         629,465
      41,900   Lone Star Steakhouse &
                 Saloon, Inc. .............       1,139,261
     100,000   Outback Steakhouse, Inc. ...       4,136,000
      64,700   Papa John's International,
                 Inc.*(a)..................       1,911,238
      95,700   RARE Hospitality
                 International, Inc.*......       2,382,930
     432,200   Ruby Tuesday, Inc. .........      11,863,890
      53,200   Ryan's Restaurant Group,
                 Inc.*.....................         840,560
     103,516   Sonic Corp.*................       2,354,989
      19,700   The Steak n Shake Company*..         358,934
                                             --------------
                                                 36,911,924
                                             --------------
               RETAIL: SUPERMARKETS -- 0.1%
      25,900   Pathmark Stores, Inc.*......         197,358
      82,800   Winn-Dixie Stores,
                 Inc.(a)...................         596,160
                                             --------------
                                                    793,518
                                             --------------
               RUBBER PRODUCTS -- 0.1%
      33,200   Bandag, Inc.(a).............       1,478,396
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.7%
       2,200   Dionex Corp.*...............         121,374
      30,600   Hexcel Corp.*...............         354,348
     382,170   PerkinElmer, Inc. ..........       7,658,687
      13,800   Woodward Governor Company...         995,118
                                             --------------
                                                  9,129,527
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SECURITY SERVICES -- 0.1%
      55,900   The Brink's Company.........  $    1,914,575
                                             --------------
               SEMICONDUCTORS -- 3.7%
      87,500   Artisan Components, Inc.*...       2,257,500
     198,100   Axcelis Technologies,
                 Inc.*.....................       2,464,364
     194,700   Cirrus Logic, Inc.*.........       1,170,147
      22,300   DSP Group, Inc.*............         607,452
     151,000   Dupont Photomasks,
                 Inc.*(a)..................       3,069,830
     349,900   ESS Technology, Inc.*.......       3,747,429
     200,000   Fairchild Semiconductor
                 International, Inc.*......       3,274,000
      37,500   FormFactor, Inc.*...........         841,875
     477,250   Genus, Inc.*(a).............       1,632,195
     169,400   Integrated Device
                 Technology, Inc.*.........       2,344,496
      50,400   Kulicke and Soffa
                 Industries, Inc.*.........         552,384
     494,500   LogicVision, Inc.*..........       1,384,600
     130,500   Micrel, Inc.*...............       1,585,575
     128,500   Microsemi Corp.*(a).........       1,825,985
     132,350   Mykrolis Corp.*.............       2,305,537
     192,300   O2Micro International,
                 Ltd.*.....................       3,274,869
     238,900   Pericom Semiconductor
                 Corp.*....................       2,558,619
      67,400   Photronics, Inc.*...........       1,276,556
      22,200   PLX Technology, Inc.*.......         383,172
      82,250   Power Integrations,
                 Inc.*(a)..................       2,048,025
     111,400   Semtech Corp.*..............       2,622,356
      86,000   Sigmatel, Inc.*.............       2,499,160
     165,200   Silicon Image, Inc.*........       2,169,076
      24,200   Varian Semiconductor
                 Equipment Associates,
                 Inc.*.....................         933,152
      31,500   Veeco Instruments,
                 Inc.*(a)..................         813,015
     133,100   Zoran Corp.*................       2,442,385
                                             --------------
                                                 50,083,754
                                             --------------
               SPORTING GOODS AND EQUIPMENT -- 1.0%
     143,800   Hibbett Sporting Goods,
                 Inc.*.....................       3,932,930
     177,300   K2, Inc.*...................       2,783,610
     177,360   The Sports Authority,
                 Inc.*.....................       6,367,224
                                             --------------
                                                 13,083,764
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.5%
      58,700   Alamosa Holdings,
                 Inc.*(a)..................         431,445
      13,600   Alaska Communications
                 Systems Group, Inc.*......          82,960

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
      51,200   Anaren, Inc.*...............  $      836,608
       8,800   Anixter International,
                 Inc.*.....................         299,464
      79,200   Applied Signal Technology,
                 Inc. .....................       2,775,960
      28,400   Arris Group, Inc.*..........         168,696
      46,500   Aspect Communications
                 Corp.*....................         660,300
      30,600   Brightpoint, Inc.*..........         420,750
     111,200   C-COR.net Corp.*............       1,144,248
     535,500   Cable Design Technologies
                 Corp.*(a).................       5,676,300
     208,100   Carrier Access Corp.*.......       2,480,552
      62,900   Commonwealth Telephone
                 Enterprises, Inc.*........       2,816,033
     237,130   CommScope, Inc.*............       5,086,439
      38,100   Comtech Telecommunications
                 Corp.*....................         859,536
      18,800   CT Communications, Inc. ....         282,940
      62,600   Digi International, Inc.*...         671,072
      62,400   Ditech Communications
                 Corp.*....................       1,456,416
      33,400   General Communication,
                 Inc. -- Class A*..........         265,196
      22,800   Inet Technologies, Inc.*....         284,316
      49,000   Intervoice, Inc.*...........         562,030
       7,800   North Pittsburgh Systems,
                 Inc. .....................         156,390
      10,000   Plantronics, Inc.*..........         421,000
       7,100   SureWest Communications.....         224,360
     168,300   TALK America Holdings,
                 Inc.*(a)..................       1,290,861
     162,280   TNS, Inc.*..................       3,537,704
                                             --------------
                                                 32,891,576
                                             --------------
               TRANSPORTATION -- 2.7%
     144,300   Dynamex, Inc.*..............       2,007,213
     217,000   EGL, Inc.*(a)...............       5,772,199
      69,950   Forward Air Corp.*..........       2,616,130
     218,850   Genesee & Wyoming, Inc. --
                 Class A*..................       5,186,745
      16,900   Hub Group, Inc. -- Class
                 A*........................         576,290
       3,200   Landstar System, Inc.*......         169,184
      80,250   Old Dominion Freight Line,
                 Inc.*.....................       2,365,770
      58,600   Overnite Corp. .............       1,722,840
      48,200   Overseas Shipholding Group,
                 Inc. .....................       2,127,066

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
      78,070   Petroleum Helicopters,
                 Inc.*.....................  $    1,515,339
     111,100   USF Corp. ..................       3,902,943
      96,880   UTI Worldwide, Inc. ........       5,104,607
     133,800   Vitran Corp., Inc. -- Class
                 A*........................       2,201,010
      62,375   Werner Enterprises, Inc. ...       1,316,113
                                             --------------
                                                 36,583,449
                                             --------------
               UTILITIES: ELECTRIC -- 1.1%
      96,300   Avista Corp. ...............       1,773,846
      99,400   Black Hills Corp. ..........       3,131,100
      99,200   Cleco Corp. ................       1,783,616
      13,000   CMS Energy Corp.*(a)........         118,690
      18,400   El Paso Electric Company*...         284,096
      31,700   IDACORP, Inc. ..............         855,900
     223,200   PNM Resources, Inc. ........       4,635,864
       1,700   UIL Holdings Corp. .........          82,773
     107,700   Westar Energy, Inc. ........       2,144,307
                                             --------------
                                                 14,810,192
                                             --------------
               UTILITIES: GAS -- 0.8%
      98,300   Atmos Energy Corp. .........       2,515,497
      22,500   Cascade Natural Gas
                 Corp. ....................         496,575
      69,600   New Jersey Resources
                 Corp. ....................       2,893,968
       7,200   Nicor, Inc. ................         244,584
     156,400   WGL Holdings, Inc. .........       4,491,808
                                             --------------
                                                 10,642,432
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $1,056,391,886)...........   1,307,182,356
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 10.5%
$141,582,328   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $141,582,328).............     141,582,328
                                             --------------
               SHORT TERM US TREASURY SECURITY -- 0.1%
   1,000,000   US Treasury Bill,
                 1.29%, 09/16/04(c) (Cost
                 $997,241).................         997,241
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,198,971,455)...........   1,449,761,925
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 3.3%
$  5,584,449   With Goldman Sachs &
                 Company, dated 06/30/04,
                 0.48%, due 07/01/04,
                 repurchase proceeds at
                 maturity $5,584,524
                 (Collateralized by Federal
                 Home Loan Bank, 6.00%, due
                 08/20/21, with a value of
                 $5,699,118)...............  $    5,584,449
  30,611,432   With Investors Bank and
                 Trust, dated 06/30/04,
                 0.48%, due 07/01/04,
                 repurchase proceeds at
                 maturity $30,611,840
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgage, 3.98 -- 4.45%,
                 due 01/01/33 to 03/01/33,
                 with a total value of
                 $24,286,331, and various
                 Small Business
                 Administration,
                 4.38 -- 4.88%, due
                 09/25/15 to 01/25/28, with
                 a total value of
                 $7,855,672)...............      30,611,432
   7,759,013   With Morgan Stanley, dated
                 06/30/04, 1.58%, due
                 07/01/04, repurchase
                 proceeds at maturity
                 $7,759,354 (Collateralized
                 by various AIG SunAmerica
                 Global Finance, 5.85% --
                 7.60%, due 06/15/05 to
                 03/15/32, with a total
                 value of $1,115,489,
                 Allstate Financial Global
                 Funding, 1.675%, due
                 12/20/05, with a value of
                 $77,710, American General
                 Corp., 7.50%, due
                 07/15/25, with a value of
                 $4,467, various ASIF
                 Global Finance XIX-XXIII,
                 1.44% -- 4.90%, due
                 05/30/06 to 01/17/13, with
                 a total value of
                 $3,355,759, Berkshire
                 Hathaway, Inc., 4.625%,
                 due 10/15/13, with a value
                 of $368,588, Citigroup,
                 Inc., 6.875%, due
                 02/15/98, with a value of
                 $15,787, Citizens
                 Communications, 7.00%, due
                 11/01/25, with a value of
                 $329,097, Citizens
                 Property Insurance, 6.70%,
                 due 08/25/04, with a value
                 of $80,920, Eli Lilly &
                 Company, 7.125%, due
                 06/01/25, with a value of

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS (CONTINUED)
                 $190,804, General Electric
                 Capital Corp., 6.75%, due
                 03/15/32, with a value of
                 $115,442, GlaxoSmithKline
                 Capital, Inc., 5.375%, due
                 04/15/34, with a value of
                 $87,496, John Hancock
                 Global Funding II, 1.66%,
                 due 09/06/05, with a value
                 of $151,744, Johnson &
                 Johnson, 6.95%, due
                 09/01/29, with a value of
                 $275,789, Morgan Stanley
                 Capital I, 0.55%, due
                 12/15/31, with a value of
                 $67,598, Saturns-AIG,
                 1.539%, due 12/01/45, with
                 a value of $1,163,852,
                 various TIAA Global
                 Markets, 3.875% -- 4.125%,
                 due 11/15/07 to 01/22/08,
                 with a total value of
                 $481,250, Wal-Mart Stores,
                 7.55%, due 02/15/30, with
                 a value of $1,017, and
                 Wal-Mart Canada, 5.58%,
                 due 05/01/06, with a value
                 of $40,533)(b)............  $    7,759,013
                                             --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $43,954,894)........      43,954,894
                                             --------------
               Total Investments -- 111.2%
                 (Cost $1,242,926,349).....   1,493,716,819
               Liabilities less other
                 assets -- (11.2)%.........    (150,631,695)
                                             --------------
               NET ASSETS -- 100.0%........  $1,343,085,124
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $1,242,926,349.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $290,517,909
    Gross unrealized depreciation..........   (39,727,439)
                                             ------------
    Net unrealized appreciation............  $250,790,470
                                             ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(c)    Security is segregated as initial margin for futures contracts.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.3%
              AIRLINES -- 0.5%
     36,200   Republic Airways Holdings,
                Inc.*(a).....................  $    515,850
                                               ------------
              APPAREL: RETAIL -- 2.2%
     49,800   Coach, Inc.*...................     2,250,462
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.3%
     35,400   Winnebago Industries, Inc. ....     1,319,712
                                               ------------
              BANKS -- 8.0%
     60,900   Brookline Bancorp, Inc. .......       893,403
     50,200   Downey Financial Corp. ........     2,673,150
     71,150   R & G Financial Corp. -- Class
                B............................     2,352,219
     34,600   Silicon Valley Bancshares*.....     1,371,890
     20,900   Westamerica Bancorp............     1,096,205
                                               ------------
                                                  8,386,867
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.3%
     42,500   Lin TV Corp. -- Class A*.......       901,000
    189,200   Mediacom Communications
                Corp.*.......................     1,479,544
                                               ------------
                                                  2,380,544
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 5.0%
     71,600   Advisory Board Company*........     2,548,960
     25,800   Charles River Associates,
                Inc.*........................       798,510
     46,400   Gevity HR, Inc. ...............     1,215,216
     22,000   Portfolio Recovery Associates,
                Inc.*........................       606,540
                                               ------------
                                                  5,169,226
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 5.0%
    175,600   Agile Software Corp.*..........     1,536,500
     37,600   Manhattan Associates, Inc.*....     1,161,088
    206,900   MatrixOne, Inc.*...............     1,429,679
    126,900   Netegrity, Inc.*...............     1,073,574
                                               ------------
                                                  5,200,841
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
     10,000   WCI Communities, Inc.*.........       223,100
                                               ------------
              ELECTRICAL EQUIPMENT -- 1.0%
     38,300   Wilson Greatbatch Technologies,
                Inc.*........................     1,070,485
                                               ------------
              ELECTRONICS -- 1.9%
     35,300   Gentex Corp.(a)................     1,400,704
     45,800   Integrated Silicon Solution,
                Inc.*........................       559,218
                                               ------------
                                                  1,959,922
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 5.4%
    110,100   CapitalSource, Inc.*(a)........  $  2,691,945
     63,900   Westcorp.......................     2,904,255
                                               ------------
                                                  5,596,200
                                               ------------
              INSURANCE -- 2.2%
     52,600   Delphi Financial Group, Inc. --
                Class A......................     2,340,700
                                               ------------
              INTERNET SERVICES -- 6.2%
     70,100   Akamai Technologies,
                Inc.*(a).....................     1,258,295
     37,900   Ask Jeeves, Inc.*(a)...........     1,479,237
    239,800   Corillian Corp.*...............     1,208,592
     86,500   eSPEED, Inc. -- Class A*.......     1,526,725
    162,300   iVillage, Inc.*................     1,030,605
                                               ------------
                                                  6,503,454
                                               ------------
              LEISURE AND RECREATION -- 1.1%
     18,900   Four Seasons Hotels, Inc.(a)...     1,137,969
                                               ------------
              MANUFACTURING -- 1.9%
     20,600   Engineered Support Systems,
                Inc. ........................     1,205,306
     31,800   Rofin-Sinar Technologies,
                Inc.*........................       807,402
                                               ------------
                                                  2,012,708
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.4%
    118,600   Align Technology, Inc.*........     2,253,400
     82,100   Conceptus, Inc.*(a)............       923,625
     46,100   Immucor, Inc.*.................     1,500,555
    118,000   North American Scientific,
                Inc.*........................       991,200
                                               ------------
                                                  5,668,780
                                               ------------
              PHARMACEUTICALS -- 10.5%
     90,700   Abgenix, Inc.*(a)..............     1,063,004
     24,200   Adolor Corp.*..................       306,856
     64,000   CV Therapeutics, Inc.*(a)......     1,072,640
    106,500   Isolagen, Inc.*(a).............     1,094,820
     34,300   Medicis Pharmaceuticals
                Corp. -- Class A.............     1,370,285
     33,700   MGI Pharma, Inc.*..............       910,237
    166,500   Nektar Therapeutics*...........     3,323,340
     97,100   POZEN, Inc.*...................       664,164
     44,600   United Therapeutics
                Corp.*(a)....................     1,143,990
                                               ------------
                                                 10,949,336
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 2.5%
     40,800   RAIT Investment Trust..........  $  1,005,720
     28,500   Redwood Trust, Inc.(a).........     1,586,880
                                               ------------
                                                  2,592,600
                                               ------------
              RESEARCH AND DEVELOPMENT -- 6.7%
    166,300   Axonyx, Inc.*(a)...............       871,412
     40,300   Digene Corp.*..................     1,472,159
    100,500   Neurochem, Inc.*(a)............     2,096,430
    151,100   Pain Therapeutics, Inc.*.......     1,217,866
     69,600   Protein Design Labs,
                Inc.*(a).....................     1,331,448
                                               ------------
                                                  6,989,315
                                               ------------
              RETAIL -- 10.5%
     22,900   America's Car-Mart, Inc.*......       687,687
     29,400   Cost Plus, Inc.*...............       954,030
     66,500   First Cash Financial Services,
                Inc.*........................     1,415,120
     35,300   Guitar Center, Inc.*...........     1,569,791
     43,800   PC Mall, Inc.*.................       826,944
     33,900   Tractor Supply Company*........     1,417,698
     67,400   Urban Outfitters, Inc.*(a).....     4,105,334
                                               ------------
                                                 10,976,604
                                               ------------
              RETAIL: RESTAURANTS -- 3.6%
     35,700   RARE Hospitality International,
                Inc.*........................       888,930
     64,400   Sonic Corp.*...................     1,465,100
     33,800   The Cheesecake Factory,
                Inc.*(a).....................     1,344,902
                                               ------------
                                                  3,698,932
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 3.0%
     42,600   Cymer, Inc.*...................     1,594,944
     36,000   Varian, Inc.*..................     1,517,400
                                               ------------
                                                  3,112,344
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 6.6%
    128,700   O2Micro International, Ltd.*...  $  2,191,761
     39,800   Power Integrations, Inc.*(a)...       991,020
    213,900   Skyworks Solutions, Inc.*......     1,867,347
     57,700   Tessera Technologies, Inc.*....     1,039,754
     19,400   Varian Semiconductor Equipment
                Associates, Inc.*............       748,064
                                               ------------
                                                  6,837,946
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.8%
      7,900   Cabela's, Inc. -- Class A*.....       212,905
     97,675   Hibbett Sporting Goods,
                Inc.*........................     2,671,411
                                               ------------
                                                  2,884,316
                                               ------------
              TRANSPORTATION -- 1.5%
     55,200   Knight Transportation, Inc.*...     1,585,896
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $89,346,616).................   101,364,109
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 20.4%
$21,226,565   Securities Lending Collateral
                Investment (Note 4) (Cost
                $21,226,565).................    21,226,565
                                               ------------
              TOTAL SECURITIES (Cost
                $110,573,181)................   122,590,674
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.5%
$ 3,496,994   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $3,497,041
                (Collateralized by Small
                Business Administration,
                4.13%, due 06/25/28, with a
                value of $3,671,844).........  $  3,496,994
  1,163,261   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase proceeds
                at maturity $1,163,312
                (Collateralized by various
                AIG SunAmerica Global
                Finance, 5.85% -- 7.60%, due
                06/15/05 to 03/15/32, with a
                total value of $167,238,
                Allstate Financial Global
                Funding, 1.675%, due
                12/20/05, with a value of
                $11,651, American General
                Corp., 7.50%, due 07/15/25,
                with a value of $670, various
                ASIF Global Finance
                XIX-XXIII, 1.44% -- 4.90%,
                due 05/30/06 to 01/17/13,
                with a total value of
                $503,108, Berkshire Hathaway,
                Inc., 4.625%, due 10/15/13,
                with a value of $55,260,
                Citigroup, Inc., 6.875%, due
                02/15/98, with a value of
                $2,367, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $49,339, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $12,132, Eli Lilly & Company,
                7.125%, due 06/01/25, with a
                value of $28,606, General
                Electric Capital Corp.,
                6.75%, due 03/15/32, with a
                value of $17,308,
                GlaxoSmithKline Capital,
                Inc., 5.375%, due 04/15/34,
                with a value of $13,118, John
                Hancock Global Funding II,
                1.66%, due

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
                09/06/05, with a value of
                $22,750, Johnson & Johnson,
                6.95%, due 09/01/29, with a
                value of $41,347, Morgan
                Stanley Capital I, 0.55%, due
                12/15/31, with a value of
                $10,135, Saturns-AIG, 1.539%,
                due 12/01/45, with a value of
                $174,489, various TIAA Global
                Markets, 3.875% -- 4.125%,
                due 11/15/07 to 01/22/08,
                with a total value of
                $72,151, Wal-Mart Stores,
                7.55%, due 02/15/30, with a
                value of $153, and Wal-Mart
                Canada, 5.58%, due 05/01/06,
                with a value of $6,077)(b)...  $  1,163,261
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $4,660,255)............     4,660,255
                                               ------------
              Total Investments -- 122.2%
                (Cost $115,233,436)..........   127,250,929
              Liabilities less other
                assets -- (22.2)%............   (23,091,211)
                                               ------------
              NET ASSETS -- 100.0%...........  $104,159,718
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $115,233,436.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,431,067
    Gross unrealized depreciation...........   (3,413,574)
                                              -----------
    Net unrealized appreciation.............  $12,017,493
                                              ===========

---------------

*  Non-income producing security.

(a) All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCKS -- 97.7%
              AUTOMOBILES/MOTOR VEHICLES -- 1.4%
    200,000   Wabash National Corp.*(a).....  $   5,510,000
                                              -------------
              AUTOMOTIVE EQUIPMENT -- 1.8%
    158,000   Advance Auto Parts, Inc.*.....      6,980,440
                                              -------------
              BANKS -- 1.8%
     98,000   UBS AG........................      6,963,880
                                              -------------
              BROADCAST SERVICES/MEDIA -- 1.6%
    233,000   XM Satellite Radio Holdings,
                Inc. -- Class A*(a).........      6,358,570
                                              -------------
              BUSINESS SERVICES AND SUPPLIES -- 5.4%
    276,000   Accenture, Ltd. -- Class A*...      7,584,480
    172,000   First Data Corp. .............      7,657,440
    113,000   Manpower, Inc. ...............      5,737,010
                                              -------------
                                                 20,978,930
                                              -------------
              COMPUTER SOFTWARE AND SERVICES -- 3.3%
    451,000   Activision, Inc.*.............      7,170,900
    202,000   Microsoft Corp. ..............      5,769,120
                                              -------------
                                                 12,940,020
                                              -------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.1%
    192,150   AU Optronics Corp. (ADR)(a)...      3,139,731
    370,000   PalmOne, Inc.*(a).............     12,864,900
                                              -------------
                                                 16,004,631
                                              -------------
              ELECTRONICS -- 2.2%
    127,000   L-3 Communications Holdings,
                Inc.(a).....................      8,483,600
                                              -------------
              FINANCIAL SERVICES -- 2.9%
    161,305   Capital One Financial
                Corp. ......................     11,030,036
                                              -------------
              FOOD AND BEVERAGE -- 3.1%
    324,000   Dean Foods Company*...........     12,088,440
                                              -------------
              INFORMATION SERVICES -- 2.2%
    308,000   Check Point Software
                Technologies, Ltd.*.........      8,312,920
                                              -------------
              INSURANCE -- 4.8%
    149,000   American International Group,
                Inc. .......................     10,620,720
     51,000   Arch Capital Group, Ltd.*.....      2,033,880
    140,900   W.R. Berkley Corp. ...........      6,051,655
                                              -------------
                                                 18,706,255
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 3.0%
    187,000   Ask Jeeves, Inc.*(a)..........  $   7,298,610
    151,499   eResearch Technology,
                Inc.*(a)....................      4,241,972
                                              -------------
                                                 11,540,582
                                              -------------
              LEISURE AND RECREATION -- 3.6%
    129,000   Station Casinos, Inc. ........      6,243,600
    251,000   WMS Industries, Inc.*(a)......      7,479,800
                                              -------------
                                                 13,723,400
                                              -------------
              MACHINERY -- 2.2%
    252,000   Terex Corp.*..................      8,600,760
                                              -------------
              MANUFACTURING -- 3.6%
     98,000   Cooper Industries,
                Ltd. -- Class A.............      5,822,180
    282,000   Rayovac Corp.*................      7,924,200
                                              -------------
                                                 13,746,380
                                              -------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.1%
    142,000   Amedisys, Inc.*(a)............      4,691,680
    117,000   DaVita, Inc.*.................      3,607,110
                                              -------------
                                                  8,298,790
                                              -------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.5%
    256,000   Cooper Companies, Inc.(a).....     16,171,520
     62,000   Varian Medical Systems,
                Inc.*.......................      4,919,700
                                              -------------
                                                 21,091,220
                                              -------------
              OIL, COAL AND GAS -- 5.8%
    234,000   Occidental Petroleum Corp. ...     11,327,940
    173,000   Southwestern Energy
                Company*(a).................      4,959,910
    199,250   XTO Energy, Inc. .............      5,935,658
                                              -------------
                                                 22,223,508
                                              -------------
              PHARMACEUTICALS -- 5.6%
    312,000   Elan Corp. PLC (ADR)*(a)......      7,718,880
    223,000   Pfizer, Inc. .................      7,644,440
    122,000   Sepracor, Inc.*(a)............      6,453,800
                                              -------------
                                                 21,817,120
                                              -------------
              RESEARCH AND DEVELOPMENT -- 9.5%
    119,000   Genentech, Inc.*..............      6,687,800
    153,000   Invitrogen Corp.*.............     11,014,470
    124,500   Martek Biosciences
                Corp.*(a)...................      6,993,165
    212,000   Millipore Corp.*..............     11,950,440
                                              -------------
                                                 36,645,875
                                              -------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 4.5%
    238,000   Foot Locker, Inc. ............  $   5,792,920
     87,000   Kmart Holding Corp.*(a).......      6,246,600
     86,000   Urban Outfitters, Inc.*.......      5,238,260
                                              -------------
                                                 17,277,780
                                              -------------
              SEMICONDUCTORS -- 2.0%
    287,000   Intel Corp. ..................      7,921,200
                                              -------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 13.3%
    570,000   Alvarion, Ltd.*(a)............      7,569,600
    129,000   America Movil S.A. de C.V. --
                Series L (ADR)..............      4,691,730
    490,000   Andrew Corp.*(a)..............      9,804,900
    307,000   Avaya, Inc.*..................      4,847,530
    295,000   Ditech Communications
                Corp.*......................      6,885,300
    544,000   Motorola, Inc. ...............      9,927,999
    291,000   Nextel Communications, Inc. --
                Class A*....................      7,758,060
                                              -------------
                                                 51,485,119
                                              -------------

  SHARES                                          VALUE
  ------                                      -------------
              COMMON STOCKS (CONTINUED)
              TOYS -- 2.4%
    483,000   Marvel Enterprises,
                Inc.*(a)....................  $   9,428,160
                                              -------------
              TOTAL COMMON STOCKS (Cost
                $316,556,051)...............    378,157,616
                                              -------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 25.5%
$98,520,899   Securities Lending Collateral
                Investment (Note 4) (Cost
                $98,520,899)................     98,520,899
                                              -------------
              TOTAL SECURITIES (Cost
                $415,076,950)...............    476,678,515
                                              -------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              REPURCHASE AGREEMENTS -- 3.2%
$ 7,175,767   With Investors Bank and Trust,
                dated 06/30/04, 0.48%, due
                07/01/04, repurchase
                proceeds at maturity
                $7,175,862 (Collateralized
                by Freddie Mac Adjustable
                Rate Mortgage, Series 1695,
                Class EF, 2.30%, due
                12/15/23, with a value of
                $7,538,140).................  $   7,175,767
  5,399,155   With Morgan Stanley, dated
                06/30/04, 1.58%, due
                07/01/04, repurchase
                proceeds at maturity
                $5,399,392 (Collateralized
                by various AIG SunAmerica
                Global Finance,
                5.85% -- 7.60%, due 06/15/05
                to 03/15/32, with a total
                value of $776,220, Allstate
                Financial Global Funding,
                1.675%, due 12/20/05, with a
                value of $54,075, American
                General Corp., 7.50%, due
                07/15/25, with a value of
                $3,109, various ASIF Global
                Finance XIX-XXIII,
                1.44% -- 4.90%, due 05/30/06
                to 01/17/13, with a total
                value of $2,335,125,
                Berkshire Hathaway, Inc.,
                4.625%, due 10/15/13, with a
                value of $256,484,
                Citigroup, Inc., 6.875%, due
                02/15/98, with a value of
                $10,985, Citizens
                Communications, 7.00%, due
                11/01/25, with a value of
                $229,004, Citizens Property
                Insurance, 6.70%, due
                08/25/04, with a value of
                $56,308, Eli Lilly &
                Company, 7.125%, due
                06/01/25, with a value of
                $132,772, General Electric
                Capital Corp., 6.75%, due
                03/15/32, with a value of
                $80,331, GlaxoSmithKline
                Capital, Inc., 5.375%, due
                04/15/34, with a value of
                $60,885, John Hancock Global

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              REPURCHASE AGREEMENTS (CONTINUED)
                Funding II, 1.66%, due
                09/06/05, with a value of
                $105,592, Johnson & Johnson,
                6.95%, due 09/01/29, with a
                value of $191,909, Morgan
                Stanley Capital I, 0.55%,
                due 12/15/31, with a value
                of $47,039, Saturns-AIG,
                1.539%, due 12/01/45, with a
                value of $809,873, various
                TIAA Global Markets,
                3.875% -- 4.125%, due
                11/15/07 to 01/22/08, with a
                total value of $334,880,
                Wal-Mart Stores, Inc.,
                7.55%, due 02/15/30, with a
                value of $707, and Wal-Mart
                Canada, 5.58%, due 05/01/06,
                with a value of
                $28,205)(b).................  $   5,399,155
                                              -------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $12,574,922)..........     12,574,922
                                              -------------
              Total Investments -- 126.4%
                (Cost $427,651,872).........    489,253,437
              Liabilities less other
                assets -- (26.4)%...........   (102,258,828)
                                              -------------
              NET ASSETS -- 100.0%..........  $ 386,994,609
                                              =============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $427,651,872.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $66,531,774
    Gross unrealized depreciation...........   (4,930,209)
                                              -----------
    Net unrealized appreciation.............  $61,601,565
                                              ===========

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 91.8%
              ADVERTISING -- 1.0%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,522,413
    875,000   Affinity Group, Inc. -- 144A,
                9.00%, 02/15/12..............       901,250
    585,000   Vertis, Inc. -- 144A,
                13.50%, 12/07/09.............       587,925
                                               ------------
                                                  3,011,588
                                               ------------
              AEROSPACE AND DEFENSE -- 0.9%
    270,000   Argo-Tech Corp. -- 144A,
                9.25%, 06/01/11..............       279,450
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       446,125
    450,000   Dunlop Standard Aerospace
                Holdings PLC -- 144A,
                11.88%, 05/15/09.............       480,375
  1,280,000   Dunlop Standard Aerospace
                Holdings PLC,
                11.88%, 05/15/09.............     1,366,400
    140,000   K&F Industries, Series B,
                9.63%, 12/15/10..............       154,175
                                               ------------
                                                  2,726,525
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.3%
    755,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............       796,525
                                               ------------
              AIRLINES -- 3.1%
    920,000   American Airlines, Inc.,
                8.61%, 04/01/11..............       837,249
  1,500,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,372,408
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       293,652
  1,505,000   AMR Corp.,
                9.00%, 08/01/12..............     1,196,475
    125,000   Continental Airlines, Inc.,
                8.00%, 12/15/05..............       110,938
     13,818   Continental Airlines, Inc.,
                Series 1998-3,
                7.08%, 11/01/04..............        13,353
    460,000   Continental Airlines, Inc.,
                Series 1999-2,
                7.43%, 09/15/04..............       451,633
  1,740,321   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,411,252

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AIRLINES (CONTINUED)
$ 1,900,000   Delta Air Lines,
                7.70%, 12/15/05..............  $  1,282,500
    500,000   Delta Air Lines,
                7.90%, 12/15/09..............       257,500
    890,000   Delta Air Lines, Series 2000-1,
                7.78%, 11/18/05..............       571,897
    146,097   Delta Air Lines, Series 2002-1,
                7.78%, 01/02/12..............        87,266
  1,950,000   Northwest Airlines, Inc.,
                9.88%, 03/15/07..............     1,550,250
                                               ------------
                                                  9,436,373
                                               ------------
              APPAREL: MANUFACTURING -- 2.6%
  1,245,000   GFSI, Inc., Series B,
                9.63%, 03/01/07..............     1,201,425
    920,000   J. Crew Operating Corp.,
                10.38%, 10/15/07.............       938,400
  1,325,000   Oxford Industries,
                Inc. -- 144A,
                8.88%, 06/01/11..............     1,404,500
  2,300,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,386,250
    620,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       649,450
    310,000   Phillips Van-Heusen Corp. --
                144A,
                7.25%, 02/15/11..............       313,100
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............       995,313
                                               ------------
                                                  7,888,438
                                               ------------
              APPAREL: RETAIL -- 0.3%
    790,000   Mothers Work, Inc.,
                11.25%, 08/01/10.............       807,775
                                               ------------
              AUTOMOBILE: RENTAL -- 0.7%
  1,810,000   Williams Scotsman, Inc.,
                9.88%, 06/01/07..............     1,805,475
    285,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       312,075
                                               ------------
                                                  2,117,550
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 3.8%
  2,175,000   Collins & Aikman Products
                Company,
                10.75%, 12/31/11.............     2,196,750
  1,580,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     1,611,600

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
$ 1,620,000   Dana Corp.,
                10.13%, 03/15/10.............  $  1,842,750
    700,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       689,500
    235,000   Keystone Automotive
                Operations -- 144A,
                9.75%, 11/01/13..............       252,625
    940,000   Metaldyne Corp.,
                11.00%, 06/15/12.............       803,700
    670,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       659,950
    365,000   Rexnord Corp.,
                10.13%, 12/15/12.............       403,325
    810,000   Tenneco Automotive,
                Inc. -- 144A,
                10.25%, 07/15/13.............       919,350
  1,610,000   Tenneco Automotive, Inc.,
                Series B,
                11.63%, 10/15/09.............     1,738,800
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       419,490
                                               ------------
                                                 11,537,840
                                               ------------
              BROADCAST SERVICES/MEDIA -- 6.4%
  1,595,000   Adelphia Communications,
                10.25%, 11/01/06(2)..........     1,587,025
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(2)(5)........       299,663
    405,000   Cablevision Systems Corp. --
                144A,
                8.00%, 04/15/12..............       400,950
    810,000   Charter Communications Holdings
                LLC,
                10.00%, 04/01/09.............       680,400
    425,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............       359,125
  1,975,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,639,250
  1,980,000   Charter Communications Holdings
                LLC,
                zero coupon, 01/15/11(1).....     1,460,250
  1,495,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............     1,192,263
  2,595,000   Charter Communications
                Operating Capital Corp.
                LLC -- 144A,
                8.38%, 04/30/14..............     2,523,637

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$ 2,175,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............  $  2,452,312
  3,470,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(1).....     3,140,349
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(1).....       405,413
    100,000   Nexstar Financial Holdings LLC,
                Inc.,
                12.00%, 04/01/08.............       111,000
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(1).....     1,191,600
    360,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       403,650
    430,000   ONO Finance PLC,
                14.00%, 02/15/11.............       565,035
    900,000   ONO Finance PLC, Series Eur,
                14.00%, 02/15/11.............     1,046,250
    190,000   Paxson Communications,
                zero coupon, 01/15/09(1).....       166,250
                                               ------------
                                                 19,624,422
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.6%
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     1,999,950
                                               ------------
              CHEMICALS -- 7.5%
    260,000   Acetex Corp.,
                10.88%, 08/01/09.............       286,000
  1,275,000   Avecia Group PLC,
                11.00%, 07/01/09.............       975,375
    365,000   Crown Euro Holdings SA,
                9.50%, 03/01/11..............       399,675
  1,990,000   Crown Euro Holdings SA,
                10.88%, 03/01/13.............     2,278,550
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       730,325
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       846,000
    140,000   Huntsman Advanced Materials --
                144A,
                11.00%, 07/15/10.............       158,550
  1,685,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,870,350
    760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............       910,100
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,938,813

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$    85,000   Lyondell Chemical Company,
                9.50%, 12/15/08..............  $     89,038
    695,000   Lyondell Chemical Company,
                Series A,
                9.63%, 05/01/07..............       729,750
  1,845,000   Lyondell Chemical Company,
                Series B,
                9.88%, 05/01/07..............     1,937,250
  2,408,000   Nalco Company -- 144A,
                8.88%, 11/15/13..............     2,534,419
  2,100,000   OM Group Inc.,
                9.25%, 12/15/11..............     2,163,000
  2,300,000   Rhodia SA -- 144A,
                10.25%, 06/01/10.............     2,334,499
  1,515,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,621,050
  1,455,000   UAP Holding Corp.,
                zero coupon, 07/15/12(1).....     1,169,820
                                               ------------
                                                 22,972,564
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.8%
    610,000   Danka Business Systems,
                11.00%, 06/15/10.............       637,450
    443,000   Digitalnet, Inc.,
                9.00%, 07/15/10..............       475,118
  1,230,000   Stratus Technologies,
                Inc. -- 144A,
                10.38%, 12/01/08.............     1,268,437
                                               ------------
                                                  2,381,005
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.8%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     2,016,000
    170,000   Interface, Inc. -- 144A,
                9.50%, 02/01/14..............       170,000
    325,000   Xerox Corp.,
                9.75%, 01/15/09..............       371,313
     10,000   Xerox Corp.,
                7.13%, 06/15/10..............        10,250
                                               ------------
                                                  2,567,563
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.5%
  1,085,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,095,850
    520,000   Owens Corning,
                7.70%, 05/01/08(2)...........       236,600
    560,000   Owens Corning,
                7.50%, 08/01/18(2)...........       254,800
                                               ------------
                                                  1,587,250
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 1.1%
$   850,000   Amscan Holdings, Inc. -- 144A,
                8.75%, 05/01/14..............  $    839,375
    625,000   Fedders North America -- 144A,
                9.88%, 03/01/14..............       575,000
    440,000   Home Interiors & Gifts,
                10.13%, 06/01/08.............       437,800
    295,000   Jostens Holding Corp,
                zero coupon, 12/01/13(1).....       202,075
    215,000   Mobile Mini, Inc.,
                9.50%, 07/01/13..............       236,500
    525,000   North Atlantic Trading Company,
                Inc. -- 144A,
                9.25%, 03/01/12..............       510,563
    435,000   WH Holdings, Ltd./WH Capital
                Corp. -- 144A,
                9.50%, 04/01/11..............       454,575
                                               ------------
                                                  3,255,888
                                               ------------
              CONTAINERS AND PACKAGING -- 1.9%
    320,000   Graham Packaging, Series B,
                10.75%, 01/15/09.............       330,800
    240,000   Hexcel Corp.,
                9.88%, 10/01/08..............       264,600
    155,000   Hexcel Corp.,
                9.75%, 01/15/09..............       163,331
    300,000   Kappa Beheer BV,
                10.63%, 07/15/09.............       315,000
    950,000   Pliant Corp.,
                zero coupon, 06/15/09(1).....       805,125
  1,650,000   Pliant Corp.,
                11.13%, 09/01/09.............     1,773,750
    640,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............       668,800
    720,000   Solo Cup Company -- 144A,
                8.50%, 02/15/14..............       673,200
    415,000   Tekni-Plex, Inc. -- 144A,
                8.75%, 11/15/13..............       398,400
     60,000   Tekni-Plex, Inc., Series B,
                12.75%, 06/15/10.............        57,900
    355,000   US Can Corp,
                10.88%, 07/15/10.............       365,650
                                               ------------
                                                  5,816,556
                                               ------------
              DISTRIBUTION -- 0.2%
    485,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       543,200
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ELECTRONICS -- 0.4%
$   775,000   Muzak LLC,
                10.00%, 02/15/09.............  $    685,875
    530,000   Muzak LLC,
                9.88%, 03/15/09..............       410,750
                                               ------------
                                                  1,096,625
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.5%
    455,000   Allied Waste North America
                Industries, Inc., Series B,
                9.25%, 09/01/12..............       511,875
  1,855,000   Synagro Technologies, Inc.,
                9.50%, 04/01/09..............     1,947,750
  2,050,000   Waste Services, Inc. -- 144A,
                9.50%, 04/15/14..............     2,111,500
                                               ------------
                                                  4,571,125
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.2%
    730,000   Amerco,
                9.00%, 03/15/09..............       755,550
                                               ------------
              FINANCIAL SERVICES -- 1.9%
    925,000   Alamosa Delaware, Inc. -- 144A,
                8.50%, 01/31/12..............       911,125
  2,000,000   BCP Caylux Holdings Luxembourg
                S.C.A. -- 144A,
                9.63%, 06/15/14..............     2,082,500
    850,000   E*TRADE Financial Corp. --
                144A,
                8.00%, 06/15/11..............       850,000
  1,920,000   Trump Holdings & Funding,
                11.63%, 03/15/10.............     1,977,600
                                               ------------
                                                  5,821,225
                                               ------------
              FOOD AND BEVERAGE -- 2.5%
  1,130,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,356,000
    590,000   Burns Philp Capital Pty, Ltd.,
                9.50%, 11/15/10..............       631,300
    365,000   Merisant Company -- 144A,
                9.50%, 07/15/13..............       390,550
    710,000   Michael Foods, Inc.,
                8.00%, 11/15/13..............       736,625
    845,000   Pierre Foods, Inc. -- 144A,
                9.88%, 07/15/12..............       860,844
     60,000   Pinnacle Foods Holding Corp. --
                144A,
                8.25%, 12/01/13..............        58,200
  1,235,000   Pinnacle Foods Holding Corp. --
                144A,
                8.25%, 12/01/13..............     1,197,950

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
$ 1,000,000   Premier International Foods
                PLC,
                12.00%, 09/01/09.............  $  1,072,500
    975,000   Stater Brothers Holdings,
                Inc. -- 144A,
                8.13%, 06/15/12..............       983,531
    395,000   United Agriculture Products --
                144A,
                8.25%, 12/15/11..............       442,400
                                               ------------
                                                  7,729,900
                                               ------------
              LEISURE AND RECREATION -- 7.4%
    350,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       400,750
    495,000   AMF Bowling Worldwide -- 144A,
                10.00%, 03/01/10.............       509,850
    285,000   Hockey Company,
                11.25%, 04/15/09.............       340,575
    215,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(2)..........       173,075
  2,025,000   Inn of the Mountain Gods --
                144A,
                12.00%, 11/15/10.............     2,257,874
  1,685,000   Kabel Deutschland GMBH -- 144A,
                10.63%, 07/01/14.............     1,739,763
  1,890,000   Kerzner International,
                8.88%, 08/15/11..............     2,027,025
  1,570,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,585,700
    335,000   MGM MIRAGE,
                6.88%, 02/06/08..............       356,775
  1,030,000   OED Corp./Diamond JO -- 144A,
                8.75%, 04/15/12..............     1,011,975
    960,000   Penn National Gaming, Inc.,
                Series B,
                11.13%, 03/01/08.............     1,060,800
    120,000   Premier Entertainment Biloxi
                LLC -- 144A,
                10.75%, 02/01/12.............       126,600
  1,805,000   Royal Caribbean Cruises, Ltd.,
                8.75%, 02/02/11..............     2,008,063
    390,000   Royal Caribbean Cruises, Ltd.,
                7.25%, 03/15/18..............       378,300
    730,000   Royal Caribbean Cruises, Ltd.,
                7.50%, 10/15/27..............       686,200
    680,000   Seneca Gaming Corp. -- 144A,
                7.25%, 05/01/12..............       682,550
    470,000   Six Flags, Inc.,
                9.50%, 02/01/09..............       485,275

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$   150,000   Six Flags, Inc.,
                8.88%, 02/01/10..............  $    149,250
    640,000   Six Flags, Inc.,
                9.75%, 04/15/13..............       646,400
  1,930,000   Six Flags, Inc. -- 144A,
                9.63%, 06/01/14..............     1,930,000
  1,785,000   Venetian Casino Resort/Las
                Vegas Sands,
                11.00%, 06/15/10.............     2,070,600
  1,948,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     2,079,489
                                               ------------
                                                 22,706,889
                                               ------------
              MACHINERY -- 1.7%
    365,000   Erico International
                Corp. -- 144A,
                8.88%, 03/01/12..............       374,125
    725,000   Flowserve Corp.,
                12.25%, 08/15/10.............       824,688
    695,000   Ply Gem Industries
                Inc. -- 144A,
                9.00%, 02/15/12..............       712,375
  1,225,000   Terex Corp., Series B,
                10.38%, 04/01/11.............     1,372,000
    470,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       540,500
  1,570,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............     1,558,225
                                               ------------
                                                  5,381,913
                                               ------------
              MANUFACTURING -- 1.8%
    455,000   Aearo Company I -- 144A,
                8.25%, 04/15/12..............       466,375
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       872,000
    420,000   Avondale Mills, Inc.,
                10.25%, 07/01/13.............       254,100
  2,310,000   Dresser, Inc.,
                9.38%, 04/15/11..............     2,483,250
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        16,500
    340,000   MAAX Corp. -- 144A,
                9.75%, 06/15/12..............       351,900
    180,000   Rayovac Corp.,
                8.50%, 10/01/13..............       189,900
    335,000   Reddy Ice Group, Inc.,
                8.88%, 08/01/11..............       355,100

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MANUFACTURING (CONTINUED)
$   405,000   Samsonite Corp. -- 144A,
                8.88%, 06/01/11..............  $    421,200
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(2)...........        21,600
                                               ------------
                                                  5,431,925
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.0%
    870,000   Ardent Health Services,
                10.00%, 08/15/13.............       935,250
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       288,900
  1,465,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............     1,424,713
    405,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       383,738
    527,609   Magellan Health Services, Inc.,
                Series A,
                9.38%, 11/15/08..............       568,499
    455,000   National Nephrology
                Association -- 144A,
                9.00%, 11/01/11..............       523,250
    670,000   Pacificare Health Systems,
                Inc.,
                10.75%, 06/01/09.............       767,150
  3,070,000   Tenet Healthcare Corp. -- 144A,
                9.88%, 07/01/14..............     3,139,074
  1,100,000   Vanguard Health Systems,
                9.75%, 08/01/11..............     1,196,250
                                               ------------
                                                  9,226,824
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.7%
    665,000   Inverness Medical Innovations,
                Inc. -- 144A,
                8.75%, 02/15/12..............       683,288
    565,000   Medical Device Manufacture,
                Inc. -- 144A,
                10.00%, 07/15/12.............       579,125
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,567,499
  1,010,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,095,850
    335,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       359,288
    885,000   VWR International,
                Inc. -- 144A,
                8.00%, 04/15/14..............       911,550
                                               ------------
                                                  5,196,600
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING -- 1.1%
$ 2,075,000   Ispat Inland ULC -- 144A,
                9.75%, 04/01/14..............  $  2,147,625
    635,000   Mueller Group, Inc. -- 144A,
                10.00%, 05/01/12.............       663,575
    750,000   Mueller Holdings Inc,
                zero coupon, 04/15/14(1).....       453,750
                                               ------------
                                                  3,264,950
                                               ------------
              OIL AND GAS: PIPELINES -- 2.9%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       400,588
  2,570,000   Dynegy Holdings, Inc.,
                6.88%, 04/01/11..............     2,226,262
    195,000   Dynegy Holdings, Inc.,
                8.75%, 02/15/12..............       186,225
    190,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............       148,200
  2,915,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............     3,170,062
    215,000   Gulfterra Energy
                Partner -- 144A,
                10.63%, 12/01/12.............       256,925
    543,000   Gulfterra Energy Partner,
                Series B,
                8.50%, 06/01/10..............       593,228
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       411,350
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       301,813
  1,100,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............     1,138,500
                                               ------------
                                                  8,833,153
                                               ------------
              OIL, COAL AND GAS -- 2.8%
    785,000   Continental Resources,
                10.25%, 08/01/08.............       814,438
    425,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       427,125
  1,855,000   Hanover Compressor Company,
                zero coupon, 03/31/07(1).....     1,474,724
    355,000   Hanover Compressor Company,
                8.63%, 12/15/10..............       369,200
    200,000   Parker Drilling Company,
                9.63%, 10/01/13..............       208,500
  1,125,000   Petrobras International
                Finance,
                9.13%, 07/02/13..............     1,146,094
  1,701,700   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,973,971
    295,000   Premcor Refining Group,
                7.75%, 02/01/12..............       307,538

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............  $    420,200
  1,295,000   Sesi LLC,
                8.88%, 05/15/11..............     1,401,838
                                               ------------
                                                  8,543,628
                                               ------------
              PAPER AND FOREST PRODUCTS -- 2.6%
    470,000   Abitibi-Consolidated,
                Inc. -- 144A,
                7.75%, 06/15/11..............       471,644
    735,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............       735,000
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,398,300
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,592,750
    525,000   Longview Fibre Company,
                10.00%, 01/15/09.............       569,625
    750,000   Newark Group, Inc. -- 144A,
                9.75%, 03/15/14..............       721,875
    550,000   Tembec Industries, Inc.,
                8.63%, 06/30/09..............       559,625
  2,000,000   Tembec Industries, Inc.,
                8.50%, 02/01/11..............     2,030,000
                                               ------------
                                                  8,078,819
                                               ------------
              PHARMACEUTICALS -- 0.2%
    775,000   Curative Health Services,
                Inc. -- 144A,
                10.75%, 05/01/11.............       747,875
                                               ------------
              PRINTING AND PUBLISHING -- 4.3%
    530,000   American Color Graphics,
                10.00%, 06/15/10.............       475,675
  3,130,000   American Media Operation,
                Series B,
                10.25%, 05/01/09.............     3,263,024
  1,195,000   Canwest Media, Inc.,
                10.63%, 05/15/11.............     1,345,869
    245,000   Dex Media East LLC,
                9.88%, 11/15/09..............       276,238
  2,080,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     2,293,200
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,859,250
  1,510,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,517,550
    835,000   Liberty Group Operating,
                9.38%, 02/01/08..............       835,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING (CONTINUED)
$   101,310   Merrill Corp., Series A,
                Variable Rate
                12.00%, 05/01/09(3)..........  $     97,764
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(3)..........       178,525
  1,000,000   Primedia, Inc. -- 144A,
                Floating Rate,
                6.62%, 05/15/10(6)...........     1,018,750
                                               ------------
                                                 13,160,845
                                               ------------
              REAL ESTATE DEVELOPMENT AND MANAGEMENT
                SERVICES -- 0.4%
    485,000   CB Richard Ellis Services,
                Inc.,
                9.75%, 05/15/10..............       535,925
    500,000   CB Richard Ellis Services,
                Inc.,
                11.25%, 06/15/11.............       572,500
                                               ------------
                                                  1,108,425
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.3%
    350,000   Felcor Lodging LP -- 144A,
                Floating Rate,
                5.84%, 06/01/11(4)...........       353,500
    150,000   Host Marriott LP, Series I,
                9.50%, 01/15/07..............       164,625
    310,000   Omega Healthcare Investors,
                Inc. -- 144A,
                7.00%, 04/01/14..............       294,500
                                               ------------
                                                    812,625
                                               ------------
              RETAIL -- 0.3%
    340,000   Finlay Fine Jewelry
                Corp. -- 144A,
                8.38%, 06/01/12..............       354,450
    295,000   General Nutrition
                Center -- 144A,
                8.50%, 12/01/10..............       307,538
    125,000   Shopko Stores,
                9.25%, 03/15/22..............       118,125
                                               ------------
                                                    780,113
                                               ------------
              SEMICONDUCTORS -- 1.6%
    644,000   AMI Semiconductor, Inc.,
                10.75%, 02/01/13.............       755,090
     65,000   Amkor Technologies, Inc.,
                9.25%, 02/15/08..............        68,250
    305,000   Amkor Technologies, Inc.,
                10.50%, 05/01/09.............       321,775
  1,850,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     1,762,125

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
$   845,000   Chippac International, Ltd.,
                Series B,
                12.75%, 08/01/09.............  $    906,263
    916,000   On Semiconductor Corp.,
                13.00%, 05/15/08.............     1,055,690
                                               ------------
                                                  4,869,193
                                               ------------
              SPECIAL PURPOSE ENTITY -- 4.8%
  1,034,328   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,132,589
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,711,875
  1,058,487   Hollinger
                Participation -- 144A,
                12.13%, 11/15/10.............     1,238,430
  1,035,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............     1,148,850
  1,350,000   MDP Acquisitions PLC,
                9.63%, 10/01/12..............     1,485,000
  1,310,000   Milacron Escrow Corp. -- 144A,
                11.50%, 05/15/11.............     1,310,000
    650,000   New ASAT (Finance), Ltd. --
                144A,
                9.25%, 02/01/11..............       646,750
  1,525,000   PCA LLC/PCA Finance Corp.,
                11.88%, 08/01/09.............     1,647,000
  2,280,000   UGS Corp. -- 144A,
                10.00%, 06/01/12.............     2,439,600
  1,575,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     1,830,938
                                               ------------
                                                 14,591,032
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.1%
    185,000   True Temper Sports, Inc.,
                8.38%, 09/15/11..............       185,925
                                               ------------
              SYNDICATED BANK LOANS -- 0.4%
    973,615   IPCS, Term Loan,
                6.75%, 06/30/08..............       968,746
    500,000   Mirant Corp.,
                8.63%, 07/17/49(2)...........       269,063
                                               ------------
                                                  1,237,809
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 8.9%
$   340,000   American Tower Corp.,
                9.38%, 02/01/09..............  $    364,650
  2,400,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     2,489,999
    295,000   Centennial Communications,
                10.75%, 12/15/08.............       306,800
    440,000   Cincinnati Bell, Inc.,
                8.38%, 01/15/14..............       393,800
    190,000   Crown Castle International
                Corp.,
                10.75%, 08/01/11.............       213,750
    355,000   General Cable Corp.,
                9.50%, 11/15/10..............       383,400
    385,000   Insight Midwest, L.P./Insight
                Capital, Inc.,
                10.50%, 11/01/10.............       421,575
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11.............       465,000
  2,620,000   LCI International, Inc.,
                7.25%, 06/15/07..............     2,384,199
    919,278   Marconi Corp. PLC,
                8.00%, 04/30/08..............       995,458
    450,000   Nextel Communications,
                7.38%, 08/01/15..............       456,750
    875,000   Nextel Partners, Inc.,
                12.50%, 11/15/09.............     1,023,750
  2,300,000   Nortel Networks Corp.,
                4.25%, 09/01/08..............     2,185,000
  2,025,000   Nortel Networks, Ltd.,
                6.13%, 02/15/06..............     2,045,250
  1,315,000   NTL Cable PLC -- 144A,
                8.75%, 04/15/14..............     1,354,450
    290,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       255,925
  1,370,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10..............     1,219,300
    650,000   Qwest Capital Funding, Inc.,
                7.75%, 02/15/31..............       513,500
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............        95,150
  2,025,000   Qwest Services Corp. -- 144A,
                13.50%, 12/15/10.............     2,364,188
  1,375,000   Qwest Services Corp. -- 144A,
                14.00%, 12/15/14.............     1,646,563
     60,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(1).....        44,700
    450,000   Telemig Celular Participacoes
                SA,
                8.75%, 01/20/09..............       411,750

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   350,000   Telewest Communications PLC,
                11.00%, 10/01/07(2)..........  $    207,375
  1,165,000   Telewest Communications PLC,
                9.25%, 04/15/09(2)...........       565,025
  1,475,000   Ubiquitel Operating Company --
                144A,
                9.88%, 03/01/11..............     1,482,375
    670,000   US Unwired, Inc. -- 144A,
                10.00%, 06/15/12.............       680,050
  2,145,000   Western Wireless Corp.,
                9.25%, 07/15/13..............     2,220,075
                                               ------------
                                                 27,189,807
                                               ------------
              TRANSPORTATION -- 0.5%
    715,000   Horizon Lines LLC -- 144A,
                9.00%, 11/01/12..............       715,000
    600,000   OMI Corp.,
                7.63%, 12/01/13..............       591,000
    115,000   Petroleum Helicopters,
                9.38%, 05/01/09..............       121,325
    245,000   Quality Distribution Capital --
                144A,
                9.00%, 11/15/10..............       233,975
                                               ------------
                                                  1,661,300
                                               ------------
              UTILITIES -- 0.8%
    635,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       708,025
  1,325,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     1,623,125
                                               ------------
                                                  2,331,150
                                               ------------
              UTILITIES: ELECTRIC -- 5.2%
    750,000   AES Corp.,
                8.50%, 11/01/07..............       772,500
    553,000   AES Corp.,
                9.38%, 09/15/10..............       592,401
     41,436   AES Corp. -- 144A,
                10.00%, 07/15/05.............        42,576
    700,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       753,375
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       333,638
    507,235   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       545,595
  2,200,000   Calpine Corp.,
                8.25%, 08/15/05..............     2,079,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   730,000   Calpine Corp.,
                7.63%, 04/15/06..............  $    646,050
    530,000   Calpine Corp.,
                10.50%, 05/15/06.............       479,650
    125,000   Calpine Corp.,
                8.75%, 07/15/07..............        89,375
    165,000   Calpine Corp.,
                7.88%, 04/01/08..............       108,075
  1,340,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10..............     1,115,550
  1,130,000   Calpine Corp. -- 144A,
                8.75%, 07/15/13..............       932,250
    540,000   Illinova Corp.,
                7.50%, 06/15/09..............       592,650
  2,620,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     2,944,224
    750,000   Nevada Power Company,
                9.00%, 08/15/13..............       819,375
  2,685,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............     2,725,274
    255,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       273,488
                                               ------------
                                                 15,845,046
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $272,793,705)..........   280,231,283
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.6%
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
     23,950   DigitalNet Holdings, Inc.*.....       486,904
                                               ------------
              OIL, COAL AND GAS -- 0.0%
      6,905   Texas Petrochemicals, Inc.*....        62,577
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
      3,737   Crown Castle International
                Corp.*.......................        55,121
     20,340   NTL, Inc.*.....................     1,171,990
                                               ------------
                                                  1,227,111
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $1,514,008)..................     1,776,592
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.8%
              OIL AND GAS: PIPELINES -- 0.2%
     11,465   Williams Companies,
                Inc. -- 144A,
                5.50%........................  $    809,716
                                               ------------
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................       266,400
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
     33,235   Crown Castle International
                Corp.,
                6.25%........................     1,503,883
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $2,281,431)............     2,579,999
                                               ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............       214,312
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*............            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*............            --
         84   New World Coffee,
                Expires 6/20/06*.............             1
      1,000   ONO Finance,
                Expires 03/16/11*............            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*............            --
                                               ------------
              TOTAL WARRANTS (Cost
                $75,402).....................       214,313
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.9%
              BROADCAST SERVICES/MEDIA -- 0.6%
$ 1,715,000   Charter Communications Holdings
                LLC,
                5.75%, 10/15/05..............     1,644,256
    320,000   Sinclair Broadcasting Group,
                4.88%, 07/15/18..............       297,600
                                               ------------
                                                  1,941,856
                                               ------------
              LEISURE AND RECREATION -- 0.2%
    645,000   Kerzner International -- 144A,
                2.38%, 04/15/24..............       659,513
                                               ------------
              OIL, COAL AND GAS -- 0.0%
     29,000   Texas Petrochemicals LP,
                7.25%, 04/30/09..............        34,945
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CONVERTIBLE BONDS (CONTINUED)
              SEMICONDUCTORS -- 0.1%
$   190,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............  $    186,200
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $2,787,234)............     2,822,514
                                               ------------
              TOTAL SECURITIES (Cost
                $279,451,780)................   287,624,701
                                               ------------
              REPURCHASE AGREEMENT -- 4.8%
 14,583,578   With Morgan Stanley, dated
                06/30/04, 0.48%, due
                07/01/04, repurchase proceeds
                at maturity $14,583,772
                (Collateralized by Federal
                Home Loan Bank, Series S223,
                6.00%, due 02/14/23, with a
                value of $14,876,890) (Cost
                $14,583,578).................    14,583,578
                                               ------------
              Total Investments -- 99.0%
                (Cost $294,035,358)..........   302,208,279
              Assets less other
                liabilities -- 1.0%..........     3,014,506
                                               ------------
              NET ASSETS -- 100.0%...........  $305,222,785
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $294,035,358.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $13,669,692
    Gross unrealized depreciation...........   (5,496,771)
                                              -----------
    Net unrealized appreciation.............  $ 8,172,921
                                              ===========

---------------

*  Non-income producing security.

(1) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(2) Bond is in default.

(3) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at June 30, 2004.

(4) The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was effect at June 30, 2004.

(5) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy proceedings.

(6) Quarterly reset provision. The rate shown was in effect at June 30, 2004.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 97.1%
               AEROSPACE AND DEFENSE -- 3.0%
   1,565,500   Bae Systems PLC......  $    6,219,434     BRI
     448,005   European Aeronautic
                 Defense and Space
                 Company............      12,471,607     NET
   8,900,491   Finmeccanica
                 SpA*(a)............       7,071,485     ITA
   2,156,850   Rolls-Royce Group
                 PLC................       9,838,924     BRI
                                      --------------
                                          35,601,450
                                      --------------
               AIRLINES -- 0.4%
   1,710,200   Qantas Airways,
                 Ltd. ..............       4,181,425     AUS
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES -- 5.4%
     226,300   DaimlerChrysler
                 AG(a)..............      10,651,941     GER
     147,200   DaimlerChrysler AG...       6,877,372     GER
      51,700   Honda Motor Company,
                 Ltd. ..............       2,487,805     JAP
     822,160   Kia Motors Corp. ....       7,025,731     KOR
     645,300   Nissan Motor Company,
                 Ltd. ..............       7,160,817     JAP
     110,600   PSA Peugeot
                 Citroen*(a)........       6,159,133     FRA
     554,800   Toyota Motor
                 Corp. .............      22,433,593     JAP
                                      --------------
                                          62,796,392
                                      --------------
               AUTOMOTIVE EQUIPMENT -- 1.6%
     252,900   Aisin Seiki Company,
                 Ltd. ..............       5,263,447     JAP
     127,500   Alpine Electronics,
                 Inc.(a)............       1,716,952     JAP
      10,200   Georg Fischer AG*....       2,355,536     SWI
   1,128,000   GKN PLC..............       5,120,060     BRI
     115,700   Valeo SA.............       4,821,448     FRA
                                      --------------
                                          19,277,443
                                      --------------
               BANKS -- 13.1%
     522,700   ABN AMRO Holding
                 NV.................      11,434,724     NET
     228,200   Banco Bilbao Vizcaya
                 Argentaria SA......       3,048,607     SPA
     709,400   Banco Comercial
                 Portugues, SA --
                 Class R............       1,657,204     POR
     240,100   Banco Santander
                 Central Hispano
                 SA.................       2,491,866     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     834,200   Bank of East Asia,
                 Ltd. ..............  $    2,385,201     HNG
     985,000   Barclays PLC.........       8,384,192     BRI
     142,500   BNP Paribas SA.......       8,764,346     FRA
     157,600   Canadian Imperial
                 Bank of
                 Commerce(a)........       7,651,739     CDA
     158,600   Commonwealth Bank of
                 Australia..........       3,589,129     AUS
     116,400   Danske Bank A/S......       2,758,316     DEN
      19,400   Deutsche Bank AG.....       1,524,345     GER
     246,300   Dexia................       4,087,543     BEL
     250,800   DNB NOR ASA(a).......       1,708,162     NOR
     176,500   EFG Eurobank
                 Ergasias...........       3,848,276     GRC
      89,200   ForeningsSparbanken
                 AB.................       1,704,798     SWE
     126,100   HBOS PLC.............       1,559,466     BRI
     135,700   IKB Deutsche
                 Industriebank
                 AG(a)..............       3,203,060     GER
   1,238,200   Joyo Bank, Ltd. .....       5,493,797     JAP
      77,400   Laurentian Bank of
                 Canada.............       1,619,008     CDA
   1,636,000   Lloyds TSB Group
                 PLC................      12,798,936     BRI
      70,200   National Australia
                 Bank, Ltd.(a)......       1,455,026     AUS
     177,700   National Bank of
                 Canada(a)..........       5,689,999     CDA
   1,154,000   Nordea Bank AB.......       8,309,045     SWE
     234,700   SanPaolo IMI
                 SpA*(a)............       2,827,039     ITA
     125,100   Societe Generale*....      10,631,811     FRA
     517,700   Standard Chartered
                 PLC................       8,423,890     BRI
   1,143,000   Sumitomo Trust and
                 Banking Company,
                 Ltd. ..............       8,124,700     JAP
     490,100   Suncorp-Metway,
                 Ltd. ..............       4,834,013     AUS
     180,900   UBS AG...............      12,734,864     SWI
                                      --------------
                                         152,743,102
                                      --------------
               BROADCAST SERVICES/MEDIA -- 1.9%
     883,200   Seven Network,
                 Ltd. ..............       3,159,374     AUS
     673,741   Vivendi Universal
                 SA*................      18,690,088     FRA
                                      --------------
                                          21,849,462
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES -- 1.0%
   1,243,429   Capita Group PLC.....  $    7,176,102     BRI
   1,914,700   Marubeni Corp. ......       4,694,352     JAP
                                      --------------
                                          11,870,454
                                      --------------
               CHEMICALS -- 1.5%
      45,100   Akzo Nobel NV........       1,658,816     NET
     318,300   Bayer AG.............       9,178,432     GER
      52,300   K+S AG...............       1,776,008     GER
   1,680,600   Mitsubishi Chemical
                 Corp. .............       4,458,641     JAP
                                      --------------
                                          17,071,897
                                      --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.7%
      25,223   OBIC Company, Ltd. ..       5,364,877     JAP
     337,985   Trend Micro, Inc. ...      14,965,213     JAP
                                      --------------
                                          20,330,090
                                      --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.4%
     163,900   Creative Technology,
                 Ltd. ..............       1,722,658     SIN
     203,900   Oce NV...............       3,299,533     NET
                                      --------------
                                           5,022,191
                                      --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.8%
     353,700   Barratt Developments
                 PLC................       3,778,131     BRI
     211,200   Berkeley Group PLC...       4,735,843     BRI
     159,300   Compagnie de Saint-
                 Gobain.............       7,940,818     FRA
     644,700   George Wimpey PLC....       4,310,645     BRI
      43,500   Lafarge SA*..........       3,879,509     FRA
   2,189,400   Pilkington PLC.......       3,868,013     BRI
     438,000   RMC Group PLC........       4,817,492     BRI
                                      --------------
                                          33,330,451
                                      --------------
               CONSUMER GOODS AND SERVICES -- 2.5%
     169,000   ADERANS Company,
                 Ltd. ..............       3,633,245     JAP
     500,106   Imperial Tobacco
                 Group PLC..........      10,765,562     BRI
       1,423   Japan Tobacco,
                 Inc. ..............      11,039,283     JAP
     184,000   Kao Corp. ...........       4,427,042     JAP
                                      --------------
                                          29,865,132
                                      --------------
               DIVERSIFIED SERVICES -- 0.3%
   1,473,300   Citic Pacific,
                 Ltd. ..............       3,608,066     HNG
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS -- 4.8%
      56,100   Bang & Olufsen
                 A/S -- Class B.....  $    3,085,849     DEN
     209,000   Hosiden Corp.(a).....       2,558,247     JAP
     102,660   LG Electronics,
                 Inc. ..............       4,870,795     KOR
     470,000   Research In Motion,
                 Ltd.*(a)...........      32,166,800     CDA
      17,100   Samsung Electronics
                 Company, Ltd. --
                 144A (GDR)*........       3,529,512     KOR
     684,901   Sumitomo Electric
                 Industries,
                 Ltd. ..............       6,973,697     JAP
810,100.....   Toshiba Tec Corp. ...       3,675,872     JAP
                                      --------------
                                          56,860,772
                                      --------------
               ENGINEERING -- 0.7%
     452,700   Altran Technologies
                 SA*................       5,607,145     FRA
      80,171   SNC-Lavalin Group,
                 Inc. ..............       2,925,295     CDA
                                      --------------
                                           8,532,440
                                      --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     224,700   Pennon Group PLC.....       3,226,714     BRI
                                      --------------
               FINANCIAL SERVICES -- 3.7%
     280,200   Alliance & Leicester
                 PLC................       4,292,793     BRI
     800,900   Bradford & Bingley
                 PLC................       4,041,678     BRI
     226,900   Hitachi Capital
                 Corp. .............       4,213,768     JAP
     155,500   Irish Life &
                 Permanent PLC......       2,393,340     IRE
     156,640   Muenchener
                 Rueckversicherungs-
                 Gesellschaft AG....      16,981,025     GER
      96,700   Promise Company,
                 Ltd. ..............       6,440,179     JAP
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,182,865     JAP
     119,100   Sun Life Financial,
                 Inc.(a)............       3,406,531     CDA
                                      --------------
                                          43,952,179
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 4.3%
     464,700   Asahi Breweries,
                 Ltd. ..............  $    5,114,208     JAP
     146,800   Coca-Cola West Japan
                 Company, Ltd. .....       3,626,018     JAP
     429,200   Fraser and Neave,
                 Ltd. ..............       3,489,228     SIN
     345,300   Geest PLC............       3,566,397     BRI
     155,200   Groupe Danone*.......      13,539,244     FRA
     241,862   Koninklijke Numico
                 NV*................       7,771,763     NET
   1,151,800   Northern Foods PLC...       3,527,134     BRI
      64,500   Pernod Ricard SA.....       8,247,948     FRA
     106,400   Wolverhampton &
                 Dudley Breweries
                 PLC................       1,671,548     BRI
                                      --------------
                                          50,553,488
                                      --------------
               INSURANCE -- 5.9%
     999,300   Aioi Insurance
                 Company, Ltd. .....       4,415,533     JAP
     147,000   Allianz AG...........      15,923,451     GER
     989,700   Aviva PLC............      10,204,084     BRI
     449,890   Axa*.................       9,907,599     FRA
     516,700   Britannic Group PLC..       3,457,141     BRI
     105,800   CNP Assurances.......       6,138,984     FRA
   1,939,300   Friends Provident
                 PLC................       5,156,812     BRI
     212,400   ING Groep NV.........       5,013,485     NET
     358,800   Pohjola Group PLC --
                 Class D............       3,693,230     FIN
      31,400   Zurich Financial
                 Services AG*.......       4,953,215     SWI
                                      --------------
                                          68,863,534
                                      --------------
               INTERNET SERVICES -- 0.4%
      58,621   Freenet.de AG*(a)....       5,028,354     GER
                                      --------------
               LEISURE AND RECREATION -- 1.7%
     132,028   Club Mediterranee
                 SA*................       6,221,528     FRA
     130,500   NAMCO, Ltd. .........       3,653,188     JAP
     107,192   Rodriguez Group......       5,608,082     FRA
     227,400   TUI AG(a)............       4,343,838     GER
                                      --------------
                                          19,826,636
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 1.5%
     148,400   MAN AG...............  $    5,413,137     GER
      15,900   Rieter Holding AG....       4,210,913     SWI
      82,500   Saurer AG*...........       4,215,160     SWI
     162,400   Stork NV.............       3,793,768     NET
                                      --------------
                                          17,632,978
                                      --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 1.3%
     237,430   Essilor International
                 SA CIE Generale
                 D'Optique..........      15,498,470     FRA
                                      --------------
               METALS AND MINING -- 1.2%
   1,060,900   BlueScope Steel,
                 Ltd. ..............       4,966,714     AUS
     308,300   Sims Group, Ltd. ....       2,454,104     AUS
     359,600   ThyssenKrupp AG......       6,129,729     GER
                                      --------------
                                          13,550,547
                                      --------------
               OIL, COAL AND GAS -- 8.9%
   1,227,000   BP PLC...............      10,827,588     BRI
     144,000   CNOOC, Ltd.
                 (ADR)(a)...........       6,156,000     HNG
   2,182,200   Cosmo Oil Company,
                 Ltd. ..............       6,308,437     JAP
     559,200   Eni SpA*(a)..........      11,103,779     ITA
      83,300   Fording Canadian Coal
                 Trust..............       3,501,590     CDA
     175,900   Hellenic Petroleum
                 SA.................       1,468,160     GRC
     287,100   Husky Energy,
                 Inc.(a)............       5,483,740     CDA
      45,100   LUKOIL (ADR).........       4,744,520     SUR
       9,400   OMV AG...............       1,830,031     AST
     272,500   Repsol YPF SA*(a)....       5,967,914     SPA
   2,189,200   Shell Transport &
                 Trading Company
                 PLC................      16,045,829     BRI
     722,700   Snam Rete Gas SpA....       3,103,961     ITA
     134,523   Total SA -- Class
                 B..................      25,647,737     FRA
      55,700   YUKOS (ADR)..........       1,771,260     SUR
                                      --------------
                                         103,960,546
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.6%
     231,000   Billerud.............       3,771,054     SWE
     301,800   Nexfor, Inc. ........       3,411,515     CDA
                                      --------------
                                           7,182,569
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS -- 5.2%
     208,900   Dainippon
                 Pharmaceutical
                 Company, Ltd. .....  $    1,719,971     JAP
   1,321,363   Elan Corp. PLC
                 (ADR)*(a)..........      32,690,521     IRE
     160,800   GlaxoSmithKline PLC..       3,251,685     BRI
     140,330   Roche Holding AG
                 (ADR)*.............      13,880,759     SWI
     218,200   Santen Pharmaceutical
                 Company, Ltd. .....       3,405,445     JAP
     280,700   Taisho Pharmaceutical
                 Company, Ltd. .....       6,214,381     JAP
                                      --------------
                                          61,162,762
                                      --------------
               PRINTING AND PUBLISHING -- 0.5%
   1,772,900   C.I.R. SpA...........       3,731,761     ITA
      88,300   Quebecor World,
                 Inc. ..............       1,933,145     CDA
                                      --------------
                                           5,664,906
                                      --------------
               REAL ESTATE DEVELOPMENT AND MANAGEMENT
                 SERVICES -- 0.6%
      72,365   Unibail..............       7,483,952     FRA
                                      --------------
               RETAIL -- 7.0%
   1,246,400   Big Food Group PLC...       2,326,231     BRI
   4,936,033   Carphone Warehouse
                 PLC................      13,237,256     BRI
   4,709,800   Dixons Group PLC.....      14,102,694     BRI
     597,701   GUS PLC..............       9,157,054     BRI
     168,300   Hudson's Bay
                 Company(a).........       1,752,055     CDA
   1,246,700   J Sainsbury PLC......       6,432,561     BRI
     590,900   JJB Sports PLC.......       2,848,091     BRI
     817,975   Kesa Electricals
                 PLC................       4,287,179     BRI
   1,130,019   Kingfisher PLC.......       5,861,239     BRI
     122,439   Pinault-Printemps-
                 Redoute SA*........      12,580,646     FRA
     285,550   Swatch Group AG*.....       7,607,985     SWI
      10,300   Valora Holding AG....       2,370,413     SWI
                                      --------------
                                          82,563,404
                                      --------------
               RUBBER PRODUCTS -- 0.6%
     393,000   Bridgestone Corp. ...       7,370,323     JAP
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 7.7%
   1,562,480   Alcatel SA*..........      24,105,559     FRA
     582,000   BT Group PLC.........       2,093,349     BRI

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
     159,600   Elcoteq Network
                 Corp. -- Class A...  $    3,108,907     FIN
       2,100   Nippon Telegraph and
                 Telephone Corp. ...      11,200,256     JAP
     678,955   Societe Europeenne
                 des Satellites
                 (FDR)..............       5,741,288     LUX
      20,800   Swisscom AG*(a)......       6,869,177     SWI
     533,538   Tandberg ASA(a)......       5,627,471     NOR
     599,356   Telefonaktiebolaget
                 LM Ericsson
                 (ADR)*(a)..........      17,932,732     SWE
     684,200   Telefonica SA........      10,114,464     SPA
   1,636,733   Vodafone Group PLC...       3,581,155     BRI
                                      --------------
                                          90,374,358
                                      --------------
               TOYS -- 1.7%
     169,854   Nintendo Company,
                 Ltd. ..............      19,656,510     JAP
                                      --------------
               TRANSPORTATION -- 0.5%
     134,000   Canadian National
                 Railway Company....       5,763,527     CDA
                                      --------------
               UTILITIES -- 0.4%
     548,800   United Utilities
                 PLC................       5,156,097     BRI
                                      --------------
               UTILITIES: ELECTRIC -- 1.7%
      78,200   Chubu Electric Power
                 Company, Inc. .....       1,648,989     JAP
     309,200   Endesa, SA(a)........       5,959,066     SPA
     256,700   Fortum Oyj...........       3,279,432     FIN
     245,100   Shikoku Electric
                 Power Company,
                 Inc. ..............       4,311,841     JAP
     239,900   Union Fenosa SA*(a)..       5,116,767     SPA
                                      --------------
                                          20,316,095
                                      --------------
               UTILITIES: GAS -- 0.3%
     954,800   Toho Gas Company,
                 Ltd. ..............       3,231,873     JAP
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,070,750,065)....   1,140,960,589
                                      --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 12.0%
$141,279,233   Securities Lending
                 Collateral
                 Investment (Note 4)
                 (Cost
                 $141,279,233)......     141,279,233     USA
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive,
                 Ltd. -- Class A,
                 zero coupon,* (Cost
                 $0)................  $           --     BRI
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,212,029,298)....   1,282,239,822
                                      --------------
 PRINCIPAL
 ---------
               REPURCHASE AGREEMENTS -- 3.1%
$ 28,154,238   With Investors Bank
                 and Trust, dated
                 06/30/04, 0.48%,
                 due 07/01/04,
                 repurchase proceeds
                 at maturity
                 $28,154,614
                 (Collateralized by
                 Fannie Mae
                 Adjustable Rate
                 Mortgage, 5.151%,
                 due 11/01/32, with
                 a value of
                 $24,732,813, and
                 Freddie Mac
                 Adjustable Rate
                 Mortgage, 3.43%,
                 due 05/01/28, with
                 a value of
                 $4,829,377)........      28,154,238     USA
   7,742,402   With Morgan Stanley,
                 dated 06/30/04,
                 1.58%, due
                 07/01/04,
                 repurchase proceeds
                 at maturity
                 $7,742,742
                 (Collateralized by
                 various AIG
                 SunAmerica Global
                 Finance, 5.85% --
                 7.60%, due 06/15/05
                 to 03/15/32, with a
                 total value of
                 $1,113,101,
                 Allstate Financial
                 Global

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
               REPURCHASE AGREEMENTS (CONTINUED)
                 Funding, 1.675%,
                 due 12/20/05, with
                 a value of $77,543,
                 American General
                 Corp., 7.50%, due
                 07/15/25, with a
                 value of $4,458,
                 various ASIF Global
                 Finance XIX-XXIII,
                 1.44% -- 4.90%, due
                 05/30/06 to
                 01/17/13, with a
                 total value of
                 $3,348,575,
                 Berkshire Hathaway,
                 Inc., 4.625%, due
                 10/15/13, with a
                 value of
                 $367,799,
                 Citigroup, Inc.,
                 6.875%, due
                 02/15/98, with a
                 value of $15,753,
                 Citizens
                 Communications,
                 7.00%, due
                 11/01/25, with a
                 value of $328,392,
                 Citizens Property
                 Insurance, 6.70%,
                 due 08/25/04, with
                 a value of $80,746,
                 Eli Lilly &
                 Company, 7.125%,
                 due 06/01/25, with
                 a value of
                 $190,396, General
                 Electric Capital
                 Corp., 6.75%, due
                 03/15/32, with a
                 value of $115,195,
                 GlaxoSmithKline
                 Capital, Inc.,
                 5.375%, due
                 04/15/34, with a
                 value of $87,309,
                 John Hancock Global

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
               REPURCHASE AGREEMENTS (CONTINUED)
                 Funding II, 1.66%,
                 due 09/06/05, with
                 a value of
                 $151,419, Johnson &
                 Johnson, 6.95%, due
                 09/01/29, with a
                 value of $275,198,
                 Morgan Stanley
                 Capital I, 0.55%,
                 due 12/15/31, with
                 a value of $67,454,
                 Saturns-AIG,
                 1.539%, due
                 12/01/45, with a
                 value of
                 $1,161,360, various
                 TIAA Global
                 Markets, 3.875% --
                 4.125%, due
                 11/15/07 to
                 01/22/08, with a
                 total value of
                 $480,219, Wal-Mart
                 Stores, 7.55%, due
                 02/15/30, with a
                 value of $1,014,
                 and Wal-Mart
                 Canada, 5.58%, due
                 05/01/06, with a
                 value of
                 $40,446)(b)........  $    7,742,402     USA
                                      --------------
               TOTAL REPURCHASE
                 AGREEMENTS
                 (Cost
                 $35,896,640).......      35,896,640
                                      --------------
               Total Investments --
                 112.2%
                 (Cost
                 $1,247,925,938)....   1,318,136,462
               Liabilities less
                 other
                assets -- (12.2)%...    (143,301,517)
                                      --------------
               NET ASSETS --100.0%..  $1,174,834,945
                                      ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2004 is $1,247,925,938.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $ 88,300,214
    Gross unrealized depreciation.........   (18,089,690)
                                            ------------
    Net unrealized appreciation...........  $ 70,210,524
                                            ============

---------------

*      Non-income producing security.

(a)    All or part of this security is on loan.

(b) Short term security purchased with cash collateral received for securities loaned.

(ADR) American Depositary Receipt.

(FDR) Foreign Depositary Receipt.

(GDR) Global Depositary Receipt.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

                                         PERCENT OF TOTAL
         COUNTRY COMPOSITION           INVESTMENTS AT VALUE
         -------------------           --------------------
Austria (AST)........................           0.14%
Australia (AUS)......................           1.87
Belgium (BEL)........................           0.31
Canada (CDA).........................           5.71
Denmark (DEN)........................           0.44
Finland (FIN)........................           0.77
France (FRA).........................          15.28
Germany (GER)........................           6.60
Great Britain (BRI)..................          17.46
Greece (GRC).........................           0.40
Hong Kong (HNG)......................           0.92
Ireland (IRE)........................           2.66
Italy (ITA)..........................           2.11
Japan (JPN)..........................          15.87
Korea (KOR)..........................           1.17
Luxembourg (LUX).....................           0.44
Netherlands (NET)....................           3.45
Norway (NOR).........................           0.56
Portugal (POR).......................           0.13
Singapore (SIN)......................           0.40
Spain (SPA)..........................           2.48
Russia (SUR).........................           0.49
Sweden (SWE).........................           2.41
Switzerland (SWI)....................           4.49
United States (USA)..................          13.44
                                              ------
TOTAL PERCENTAGE.....................         100.00%
                                              ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. All other securities, futures, and option contracts, if necessary, will be valued at their fair value as determined by the Board of Trustees.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset value for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

  B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

  C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

  D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

  E. OPTIONS:

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the period ended June 30, 2004 were as follows:

                                                         CORE BOND                  BALANCED
                                                 -------------------------   ----------------------
                                                  NUMBER OF                  NUMBER OF
                                                  CONTRACTS     PREMIUMS     CONTRACTS    PREMIUMS
                                                 -----------   -----------   ----------   ---------
Options outstanding at December 31, 2003.......    9,625,278   $   444,723    1,050,030   $  48,164
Options written................................   11,600,618       867,273    1,200,062      85,045
Options terminated in closing purchase
  transactions.................................  (21,225,834)   (1,164,073)  (2,250,090)   (128,465)
Options expired................................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Options outstanding at June 30, 2004...........           62   $   147,923            2   $   4,744
                                                 ===========   ===========   ==========   =========

  F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates. Initial margin deposits made in cash upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Open futures contracts as of June 30, 2004:

                       NUMBER OF                                                           COST AT       VALUE AS OF
SERIES                 CONTRACTS              DESCRIPTION              EXPIRATION DATE    TRADE DATE    JUNE 30, 2004
------                 ----------   --------------------------------   ---------------   ------------   -------------
Core Bond............    286 Long   US Long Bond Future                September 2004    $ 29,949,106   $ 30,423,250
                         782 Long   US Treasury Notes 10 Year Future   September 2004      84,875,432     85,494,594
                          78 Long   90 Day Euro Dollar Future          September 2005      18,738,949     18,778,500
                          78 Long   90 Day Euro Dollar Future          December 2005       18,682,399     18,721,950
                          78 Long   90 Day Euro Dollar Future          March 2006          18,640,859     18,680,025
                          78 Long   90 Day Euro Dollar Future          June 2006           18,604,784     18,643,950
                       1337 Short   US Treasury Notes 5 Year Future    September 2004     143,971,943    145,315,188
Balanced.............     70 Long   US Long Bond Future                September 2004    $  7,314,628   $  7,446,250
                          64 Long   US Treasury Notes 10 Year Future   September 2004       6,948,838      6,997,000
                           7 Long   90 Day Euro Dollar Future          September 2005       1,681,701      1,685,250
                           7 Long   90 Day Euro Dollar Future          December 2005        1,676,626      1,680,175
                           7 Long   90 Day Euro Dollar Future          March 2006           1,672,898      1,676,413
                           7 Long   90 Day Euro Dollar Future          June 2006            1,669,660      1,673,175
                        164 Short   US Treasury Notes 5 Year Future    September 2004      17,699,748     17,824,750
Growth & Income......     36 Long   S&P 500 Future                     September 2004    $  2,029,697   $  2,052,900
Special Equity.......     14 Long   Russell 2000 Future                September 2004    $  3,963,120   $  4,146,450

                         UNREALIZED
                        APPRECIATION
SERIES                 (DEPRECIATION)
------                 --------------
Core Bond............   $   474,144
                            619,162
                             39,551
                             39,551
                             39,166
                             39,166
                         (1,343,245)
                        -----------
                        $   (92,505)
                        ===========
Balanced.............   $   131,622
                             48,162
                              3,549
                              3,549
                              3,515
                              3,515
                           (125,002)
                        -----------
                        $    68,910
                        ===========
Growth & Income......   $    23,203
                        ===========
Special Equity.......   $   183,330
                        ===========

  G. SHORT SALES:

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. During the period ended June 30, 2004, Core Bond Series and the Balanced Series had short sales.

  H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series are required to purchase may decline below the agreed upon repurchase price of those securities.

  I. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

  J. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

  K. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

  L. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series Portfolios as follows:

TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Money Market................................................           10.31%
High Quality Bond...........................................           16.02
Intermediate Government Bond................................           23.69
Core Bond...................................................           12.27
Balanced....................................................           35.95
Value & Income..............................................           27.66
Growth & Income.............................................           27.16
Equity Growth...............................................           21.98
Mid-Cap Value...............................................           03.24
Mid-Cap Growth..............................................           00.19
Small-Cap Value.............................................           00.01
Special Equity..............................................           26.69
Small-Cap Growth............................................           00.00
Aggressive Equity...........................................           24.41
High Yield Bond.............................................           09.09
International Equity........................................           14.41

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                              ADVISOR   SUBADVISOR
PORTFOLIO SERIES                                 PORTFOLIO SUBADVISOR         FEE (%)    FEE (%)
----------------                          ----------------------------------  -------   ----------
Money Market Series.....................  GE Asset Management*                 0.25        0.05
High Quality Bond Series................  Merganser Capital Management
                                          Limited Partnership                  0.35            (2)
Intermediate Government Bond Series.....  (3)                                  0.35(1)         (4)
Core Bond Series........................  BlackRock Advisors, Inc.             0.35            (5)
Balanced Series.........................  (6)                                  0.45(1)         (7)
Value & Income Series...................  (8)                                  0.45            (9)
Growth & Income Series..................  (10)                                 0.60            (11)
Equity Growth Series....................  (12)                                 0.62            (13)
Mid-Cap Value Series....................  Cramer, Rosenthal, McGlynn, LLC      0.67(1)         (14)
Mid-Cap Growth Series...................  Dresdner RCM Global Investors, LLC   0.72(1)         (15)
Small-Cap Value Series..................  Sterling Capital Management, LLC     0.82(1)     0.50
Special Equity Series...................  (16)                                 0.80            (17)
Small-Cap Growth Series.................  Delaware Management Company          0.87(1)     0.50
Aggressive Equity Series................  McKinley Capital Management, Inc.    0.97(1)         (18)
High-Yield Bond Series..................  Eaton Vance Management               0.55(1)         (19)
International Equity Series.............  (20)                                 0.75            (21)

---------------

*     Effective June 18, 2004, GE Asset Management replaced Capital Management
      Group.

(1)  The Advisor is currently waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The Intermediate Government Bond Series has two subadvisors: Allegiance Investment Management, LLC and Stephens Capital Management.

     During the period ended June 30, 2004, the Intermediate Government Bond Series executed $350,000 of purchase transactions and $1,650,000 of sales transactions through Stephen's Inc., an affiliate of the Portfolio's subadvisor. Commissions paid for such transactions amounted to $625.

(4) Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $100,000,000. Stephens Capital Management received 0.10% on all average daily net assets.

(5) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(6) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and BlackRock Advisors, Inc. for equity and fixed income securities, respectively.

(7) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. Black

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

   Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(8) The Value & Income Series has two subadvisors: Alliance Capital Management LP and AllianceBernstein.

     During the period ended June 30, 2004, the Value & Income Series executed $8,331,050 of purchase transactions and $8,778,880 of sales transactions through AllianceBernstein, an affiliate of Alliance Capital Management LP and AllianceBernstein. Commissions paid for such transactions amounted to $769,867.

(9) Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.11% on all average daily net assets in excess of $2,000,000,000. AllianceBernstein received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets and 0.13% on all average daily net assets in excess of $1,000,000,000.

(10) The Growth & Income Series has three subadvisors: Effective May 4, 2004, Ark Asset Management, Inc., Goldman Sachs Asset Management, L.P. and Aronson & Johnson & Ortiz, L.P. replaced Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

     During the period ended June 30, 2004, the Growth & Income Series executed $668,800 of purchase transactions and $578,000 of sales transactions through Goldman Sachs Company, an affiliate of Goldman Sachs Asset Management, L.P. Commissions paid for such transactions amounted to $30,232.

(11) For the period January 1, 2004 to May 4, 2004, Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2004 to May 4, 2004, Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000. For the period May 5, 2004 to June 30, 2004, Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in average daily net assets, 0.18% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $1,000,000,000. For the period May 5, 2004 to June 30, 2004, Goldman Sachs Asset Management, L.P. received 0.20% on the first $750,000,000 in average daily net assets, 0.18% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $1,000,000,000. For the period May 5, 2004 to June 30, 2004, Aronson &
     Johnson & Ortiz, L.P. received 0.30% on the first $250,000,000 in average daily net assets, 0.20% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $500,000,000. If assets are less than $100,000,000, then Aronson & Johnson & Ortiz, L. P. will receive 0.55% on the first $50,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $50,000,000.

(12) The Equity Growth Series has three subadvisors, Ark Asset Management Company, Inc., Marsico Capital Management LLC, and Dresdner RCM Global Investors LLC.

     During the period ended June 30, 2004, the Equity Growth Series executed $48,300 of purchase transactions and $45,000 of sales transactions through Bank of America International, an affiliate of the Portfolio's subadvisor. Commissions paid for such transactions amounted to $3,895.

(13) Dresdner RCM Global Investors, LLC. received 0.22% on the first $700,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management LLC received 0.30% on the

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

   first $1,000,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $1,000,000,000. If assets are greater than $2,000,000,000, then Marsico Capital Management LLC will receive 0.27% on all average daily net assets.

(14) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(15) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets and 0.23% on all average daily net assets in excess of $100,000,000.

(16) The Special Equity Series has five subadvisors: Wellington Management Company LLP, Westport Asset Management, Inc., Robertson, Stephens, Seneca Capital Management, LLC and INVESCO, Inc.

(17) Wellington Management Company LLP received 0.45% on the first $200,000,000 of average daily net assets, and 0.375% on average daily net assets in excess of $200,000,000. Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets and 0.40% on all average daily net assets in excess of $100,000,000. Seneca Capital Management, LLC received 0.43% on the first $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(18) 0.45% on the first $100,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $300,000,000.

(19) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $125,000,000.

(20) The International Equity Series has two subadvisors: LSV Asset Management and Wellington Management Company LLP. Effective March 18, 2004, LSV Asset Management and Wellington Management Company LLP replaced Capital Guardian Trust Company.

(21) For the period January 1, 2004 to March 17, 2004, Capital Guardian Trust Company received 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000. The following fee discount was applied on the total eligible equity, convertible and balanced assets managed: Assets between $500,000,000 and $750,000,000 have a 5% fee reduction; assets between $750,000,000 and $1,000,000,000 have a 7.5% fee reduction and assets above $1,000,000,000 have a 10% fee reduction. For the period March 18, 2004 to June 30, 2004, LSV Asset Management received 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.37% on the next $400,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $800,000,000. For the period March 18, 2004 to June 30, 2004, Wellington Management Company LLP received 0.375% on the first $400,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets and 0.325% on all average daily net assets in excess of $1,000,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the period ended June 30, 2004, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

FUND                                                                EXPENSE CAP
----                                                           ----------------------
Money Market Series.........................................   30 basis points (b.p.)
High Quality Bond Series....................................          40 b.p.
Intermediate Government Bond Series.........................          40 b.p.
Core Bond Series............................................          40 b.p.
Balanced Series.............................................          50 b.p.
Value & Income Series.......................................          50 b.p.
Growth & Income Series......................................          65 b.p.
Equity Growth Series........................................          65 b.p.
Mid-Cap Value Series........................................          70 b.p.
Mid-Cap Growth Series.......................................          75 b.p.
Small-Cap Value Series......................................          85 b.p.
Special Equity Series.......................................          85 b.p.
Small-Cap Growth Series.....................................          90 b.p.
Aggressive Equity Series....................................          100 b.p.
High Yield Bond Series......................................          60 b.p.
International Equity Series.................................          90 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the period ended June 30, 2004 amounted to $20,819.

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. SECURITIES LENDING (CONTINUED)

Each Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments purchased with cash collateral received. At June 30, 2004, the Series loaned securities having market values as follows:

                                                                            CASH COLLATERAL
                                                             MARKET VALUE      RECEIVED
                                                             ------------   ---------------
High Quality Bond Series...................................  $ 24,443,316    $ 24,997,500
Intermediate Government Bond Series........................    44,578,846      45,646,702
Core Bond Series...........................................   152,975,138     156,127,635
Balanced Series............................................    20,014,583      20,635,702
Value & Income Series......................................   107,928,623     111,318,106
Growth & Income Series.....................................    66,409,169      68,700,182
Equity Growth Series.......................................    75,160,962      77,777,988
Mid-Cap Value Series.......................................    22,453,235      23,156,725
Mid-Cap Growth Series......................................    27,405,622      28,391,591
Small-Cap Value Series.....................................    17,490,374      18,382,475
Special Equity Series......................................   142,768,248     149,341,341
Small-Cap Growth Series....................................    21,484,225      22,389,826
Aggressive Equity Series...................................   100,802,190     103,920,054
International Equity Series................................   141,385,699     149,021,635

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. SECURITIES LENDING (CONTINUED)

Each Series has invested a portion of the cash collateral received from securities loaned in the following short term securities:

                                                           INTERMEDIATE
                                            HIGH QUALITY    GOVERNMENT                                   VALUE &       GROWTH &
DESCRIPTION OF SECURITY                         BOND           BOND        CORE BOND      BALANCED        INCOME        INCOME
-----------------------                     ------------   ------------   ------------   -----------   ------------   -----------
Bank of America Corp., Floating Rate Note,
 1.08%(1), 07/19/04.......................  $   236,135    $   431,194    $  1,474,835   $   194,932   $  1,051,549   $   648,966
Bank of America Corp., Floating Rate Note,
 1.50%(1), 07/21/04.......................      472,270        862,389       2,949,671       389,864      2,103,098     1,297,931
Bank of Montreal, Time Deposit, 1.20%,
 07/23/04.................................      695,602      1,270,204       4,344,541       574,227      3,097,633     1,911,710
Bank of Nova Scotia, Time Deposit, 1.04%,
 07/06/04.................................      236,135        431,194       1,474,835       194,932      1,051,549       648,965
Bank of Nova Scotia, Time Deposit, 1.20%,
 07/14/04.................................    1,298,742      2,371,569       8,111,594     1,072,125      5,783,520     3,569,310
Bank of Nova Scotia, Time Deposit, 1.24%,
 07/23/04.................................    1,180,675      2,155,972       7,374,176       974,660      5,257,745     3,244,828
Bear Stearns Companies, Inc., Floating
 Rate Note, 1.64%(1), 09/08/04............      236,135        431,194       1,474,835       194,932      1,051,549       648,966
Bear Stearns Companies, Inc., Floating
 Rate Note, 1.64%(1), 12/15/04............      236,135        431,194       1,474,835       194,932      1,051,549       648,965
Branch Banker & Trust, Floating Rate Note,
 1.08%(1), 07/14/04.......................      118,068        215,597         737,418        97,466        525,775       324,483
Canadian Imperial Bank of Commerce,
 Floating Rate Note, 1.45%(1), 11/04/04...      590,337      1,077,986       3,687,088       487,330      2,628,873     1,622,414
Caylon, Floating Rate Note, 1.17%(1),
 08/04/04.................................      118,068        215,597         737,418        97,466        525,774       324,483
Den Danske Bank, Time Deposit, 1.03%,
 07/02/04.................................      118,068      1,077,986       3,687,088       487,330      2,628,873     1,622,414
Den Danske Bank, Time Deposit, 1.08%,
 07/02/04.................................      590,337        215,597         737,418        97,466        525,775       324,483
Deutsche Bank, Floating Rate Note,
 1.16%(1), 10/12/04.......................      708,405      1,293,583       4,424,506       584,796      3,154,647     1,946,896
Fannie Mae, U.S. Government Agency
 Discount Note, 1.13%(2), 07/14/04........      236,135        431,194       1,474,835       194,932      1,051,549       648,965
Federal Home Loan Bank, U.S. Government
 Agency Discount Note, 0.99%(2),
 07/01/04.................................      590,337      1,077,986       3,687,088       487,330      2,628,873     1,622,414
Fortis Bank, Floating Rate Note, 1.09%(1),
 07/08/04.................................      354,202        646,792       2,212,253       292,398      1,577,323       973,448
Fortis Bank, Floating Rate Note, 1.19%(1),
 07/14/04.................................      118,068        215,597         737,418        97,466        525,775       324,483
Fortis Bank, Floating Rate Note, 1.29%(1),
 09/03/04.................................      118,068        215,597         737,418        97,466        525,775       324,483
General Electric Capital Corp., Commercial
 Paper, 1.21%(2), 07/21/04................      588,464      1,074,565       3,675,388       485,783      2,620,530     1,617,265
General Electric Capital Corp., Commercial
 Paper, 1.21%(2), 07/22/04................      354,202        646,792       2,212,253       292,398      1,577,324       973,448
General Electric Capital Corp., Commercial
 Paper, 1.22%(2), 07/23/04................      354,202        646,792       2,212,253       292,398      1,577,324       973,448
Goldman Sachs Group, Inc., Floating Rate
 Note, 1.23%(1), 07/29/04.................      944,540      1,724,778       5,899,341       779,727      4,206,196     2,595,862
Goldman Sachs Group, Inc., Floating Rate
 Note, 1.24%(1), 07/02/04.................      708,405      1,293,583       4,424,506       584,796      3,154,647     1,946,896
HBOS (Halifax Bank of Scotland), Floating
 Rate Note, 1.05%(1), 07/14/04............      472,270        862,389       2,949,670       389,864      2,103,098     1,297,931
HBOS (Halifax Bank of Scotland), Floating
 Rate Note, 1.30%(1), 09/03/04............      118,068        215,597         737,418        97,466        525,774       324,483
Merrill Lynch Premier Institutional
 Fund.....................................      524,980        958,641       3,278,885       433,377      2,337,826     1,442,794
Merrimac Cash Fund -- Premium Class.......      779,245      1,422,942       4,866,956       643,275      3,470,112     2,141,586
Morgan Stanley, Floating Rate Note,
 1.55%(1), 09/10/04.......................    1,180,675      2,155,972       7,374,176       974,659      5,257,745     3,244,828
Royal Bank of Canada, Time Deposit, 1.06%,
 07/01/04.................................    2,361,350      4,311,944      14,748,352     1,949,319     10,515,490     6,489,655
Royal Bank of Scotland, Time Deposit,
 1.05%, 07/07/04..........................    1,157,061      2,112,853       7,226,693       955,166      5,152,590     3,179,931
Royal Bank of Scotland, Time Deposit,
 1.05%, 07/15/04..........................      590,337      1,077,986       3,687,088       487,330      2,628,873     1,622,414
Royal Bank of Scotland, Time Deposit,
 1.06%, 07/30/04..........................      472,270        862,389       2,949,670       389,864      2,103,098     1,297,931
Royal Bank of Scotland, Time Deposit,
 1.15%, 08/10/04..........................    1,416,810      2,587,167       8,849,011     1,169,591      6,309,294     3,893,793
Toronto Dominion Bank, Time Deposit,
 1.09%, 08/02/04..........................    1,771,012      3,233,960      11,061,264     1,461,989      7,886,618     4,867,241
Wells Fargo Bank, NA, Time Deposit, 1.19%,
 07/14/04.................................      944,540      1,724,778       5,899,341       779,728      4,206,196     2,595,862
Wells Fargo Bank, NA, Time Deposit, 1.25%,
 07/23/04.................................      708,405      1,293,583       4,424,506       584,796      3,154,647     1,946,897
                                            -----------    -----------    ------------   -----------   ------------   -----------
                                            $23,698,758    $43,275,133    $148,016,041   $19,563,576   $105,534,586   $65,130,872
                                            ===========    ===========    ============   ===========   ============   ===========

---------------

(1) Variable rate security. The rate shown was in effect at June 30, 2004.

(2) Represents yield to maturity at time of purchase.

In addition to the securities noted in the chart above, each Series has taken a portion of the cash collateral received from securities lending activities and entered into a repurchase agreement with Morgan Stanley. The details of each repurchase agreement are shown in each Series' Portfolio of Investments.

             EQUITY         MID-CAP       MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE    INTERNATIONAL
             GROWTH          VALUE        GROWTH         VALUE         EQUITY        GROWTH        EQUITY         EQUITY
          -------------   -----------   -----------   -----------   ------------   -----------   -----------   -------------
           $   734,718    $   218,747   $   268,197   $   173,647   $  1,410,730   $   211,502   $   981,664   $  1,407,709
             1,469,435        437,493       536,394       347,294      2,821,459       423,004     1,963,329      2,815,419
             2,164,317        644,379       790,049       511,526      4,155,700       623,038     2,891,768      4,146,804
               734,717        218,746       268,197       173,647      1,410,730       211,502       981,665      1,407,710
             4,040,947      1,203,105     1,475,082       955,059      7,759,013     1,163,261     5,399,155      7,742,402
             3,673,588      1,093,732     1,340,984       868,236      7,053,648     1,057,510     4,908,323      7,038,548
               734,717        218,746       268,197       173,647      1,410,729       211,502       981,665      1,407,709
               734,717        218,746       268,197       173,647      1,410,729       211,502       981,665      1,407,709
               367,359        109,373       134,098        86,824        705,365       105,751       490,832        703,855
             1,836,794        546,866       670,492       434,118      3,526,824       528,755     2,454,161      3,519,274
               367,359        109,373       134,098        86,823        705,365       105,751       490,832        703,855
             1,836,794        546,866       670,492       434,118      3,526,824       528,755     2,454,161      3,519,274
               367,359        109,373       134,098        86,823        705,365       105,751       490,832        703,855
             2,204,153        656,239       804,590       520,942      4,232,189       634,506     2,944,994      4,223,128
               734,718        218,746       268,197       173,647      1,410,729       211,502       981,665      1,407,710
             1,836,794        546,866       670,492       434,118      3,526,824       528,755     2,454,161      3,519,274
             1,102,076        328,120       402,295       260,471      2,116,094       317,253     1,472,497      2,111,564
               367,359        109,373       134,098        86,824        705,365       105,751       490,832        703,855
               367,359        109,373       134,098        86,824        705,365       105,751       490,832        703,855
             1,830,965        545,131       668,364       432,740      3,515,632       527,077     2,446,373      3,508,106
             1,102,076        328,120       402,295       260,471      2,116,094       317,253     1,472,497      2,111,564
             1,102,076        328,120       402,295       260,471      2,116,094       317,253     1,472,497      2,111,564
             2,938,870        874,985     1,072,787       694,589      5,642,918       846,008     3,926,658      5,630,838
             2,204,153        656,239       804,590       520,941      4,232,189       634,506     2,944,993      4,223,129
             1,469,435        437,493       536,393       347,294      2,821,459       423,004     1,963,329      2,815,419
               367,359        109,373       134,098        86,824        705,365       105,751       490,832        703,855
             1,633,440        486,322       596,261       386,056      3,136,364       470,216     2,182,457      3,129,650
             2,424,568        721,863       885,049       573,036      4,655,408       697,956     3,239,493      4,645,441
             3,673,588      1,093,732     1,340,984       868,236      7,053,648     1,057,510     4,908,323      7,038,548
             7,347,176      2,187,464     2,681,967     1,736,472     14,107,296     2,115,020     9,816,645     14,077,095
             3,600,116      1,071,857     1,314,164       850,871      6,912,575     1,036,360     4,810,156      6,897,777
             1,836,794        546,866       670,492       434,118      3,526,824       528,755     2,454,161      3,519,274
             1,469,435        437,493       536,393       347,294      2,821,459       423,004     1,963,329      2,815,419
             4,408,305      1,312,478     1,609,180     1,041,883      8,464,377     1,269,012     5,889,987      8,446,257
             5,510,382      1,640,598     2,011,475     1,302,354     10,580,472     1,586,265     7,362,484     10,557,821
             2,938,870        874,985     1,072,787       694,589      5,642,918       846,008     3,926,658      5,630,838
             2,204,153        656,239       804,590       520,942      4,232,189       634,505     2,944,994      4,223,129
           -----------    -----------   -----------   -----------   ------------   -----------   -----------   ------------
           $73,737,041    $21,953,620   $26,916,509   $17,427,416   $141,582,328   $21,226,565   $98,520,899   $141,279,233
           ===========    ===========   ===========   ===========   ============   ===========   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2004 were as follows:

                                                                      COST OF          PROCEEDS
                                                                     PURCHASES        FROM SALES
                                                                   --------------   --------------
High Quality Bond Series.................  Government Obligations  $   29,711,027   $   32,672,199
                                           Other                      190,125,133      112,431,451
Intermediate Government Bond Series......  Government Obligations     679,792,019      677,061,659
                                           Other                       27,825,874       24,067,887
Core Bond Series.........................  Government Obligations   5,536,909,112    5,361,408,002
                                           Other                      495,835,629      612,683,138
Balanced Series..........................  Government Obligations     523,803,606      513,803,573
                                           Other                      136,584,778      160,521,813
Value & Income Series....................  Other                      677,145,655      536,719,470
Growth & Income Series...................  Other                    1,486,563,899    1,487,975,842
Equity Growth Series.....................  Other                    1,079,290,593    1,019,770,894
Mid-Cap Value Series.....................  Other                      244,292,202      186,855,284
Mid-Cap Growth Series....................  Other                      133,046,975      107,121,115
Small-Cap Value Series...................  Other                       61,792,050       26,800,512
Special Equity Series....................  Other                      665,664,177      628,982,824
Small-Cap Growth Series..................  Other                       51,896,112       34,874,555
Aggressive Equity Series.................  Other                      297,307,912      305,435,388
High Yield Bond Series...................  Other                      148,718,611      114,456,414
International Equity Series..............  Other                    1,464,249,361    1,335,626,902

6. LEGAL AND REGULATORY MATTERS

On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Subject Portfolios have filed motions to dismiss, as have numerous other defendants. Oppositions to the motions were filed and reply papers were filed in July, 2004. The Series Portfolio and its counsel continue to investigate the factual background of the allegations in the Complaint, defenses to the allegations in the Complaint and whether third parties might be partially or wholly liable to the Subject Portfolios for any loss sustained in connection with the Complaint. This inquiry remains too preliminary to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios and whether, in such event, any third party might be liable to the Subject Portfolios.

The Advisor and mutual funds that the Advisor advises have received requests for information from various governmental authorities and regulatory bodies regarding market timing, late trading, operations, fees,

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6. LEGAL AND REGULATORY MATTERS (CONTINUED)

expenses, and other matters. The Advisor and the funds it advises are cooperating fully in responding to the requests.

7. PROXY VOTING POLICIES AND PROCEDURES

A description of the Series Portfolio's Voting Policies and Procedures is included in the Statement of Additional Information (SAI), which is available without charge, upon request, (i) by calling 1-800-755-5803, (ii) on the Series Portfolio's website at www. divinvest.com, or (iii) on the SEC's website at www.sec.gov. In addition, the Series will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Series Portfolio's Form N-PX filing will be available without charge, upon request, (i) by calling 1-800-755-5803 (ii) on the Series Portfolio's website at www.divinvest.com, or (iii) on the SEC's website at www.sec.gov.

8. GENERAL INDEMNIFICATION

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series that have not yet occurred. However, based on experience, the Series expects the risk of loss to be remote.

9. FOREIGN CURRENCY FORWARD CONTRACTS

At June 30, 2004, the Core Bond Series, Balanced Series, Equity Growth Series, Special Equity Series, High Yield Series and International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                    FOREIGN     IN EXCHANGE    SETTLEMENT                   APPRECIATION
                                    CURRENCY        FOR           DATE         VALUE       (DEPRECIATION)
                                   ----------   ------------   ----------   ------------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar..................   7,448,000   $  5,463,415    07/28/04    $  5,539,767    $    76,352
Canadian Dollar..................   6,467,005      4,712,187    07/28/04       4,810,110         97,923
Canadian Dollar..................      96,019         69,907    07/28/04          71,419          1,512
Euro.............................  11,525,001     13,703,341    07/23/04      14,014,895        311,554
Euro.............................  42,816,000     51,032,390    07/23/04      52,066,093      1,033,703
Euro.............................   6,402,479      7,625,352    07/23/04       7,785,689        160,337
Euro.............................  13,720,360     16,217,466    07/23/04      16,684,547        467,081
Euro.............................   2,716,000      3,329,816    07/23/04       3,302,773        (27,043)
Great British Pound..............  11,263,130     20,510,160    07/21/04      20,383,044       (127,116)
                                                                                           --------------
TOTAL............................                                                           $ 1,994,303
                                                                                           ==============
SALE CONTRACTS:
Canadian Dollar..................  14,011,024   $ 10,393,935    07/28/04    $ 10,421,296    $   (27,361)
Euro.............................   1,112,000      1,345,186    07/23/04       1,352,240         (7,054)
Euro.............................  13,152,710     15,771,415    07/23/04      15,994,260       (222,845)
Euro.............................  97,302,221    115,884,026    07/23/04     118,323,675     (2,439,649)
Great British Pound..............  11,263,130     20,063,014    07/21/04      20,383,044       (320,030)
Swedish Krona....................  91,393,271     11,992,797    07/22/04      12,118,764       (125,967)
                                                                                           --------------
TOTAL............................                                                           $(3,142,906)
                                                                                           ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

9. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                    FOREIGN     IN EXCHANGE    SETTLEMENT                   APPRECIATION
                                    CURRENCY        FOR           DATE         VALUE       (DEPRECIATION)
                                   ----------   ------------   ----------   ------------   --------------
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar..................     736,000   $    539,886    07/28/04    $    547,431    $     7,545
Canadian Dollar..................      10,633          7,741    07/28/04           7,908            167
Canadian Dollar..................     440,960        321,306    07/28/04         327,983          6,677
Euro.............................   1,691,000      2,015,503    07/23/04       2,056,329         40,826
Euro.............................     344,180        409,919    07/23/04         418,538          8,619
Euro.............................   1,345,345      1,590,198    07/23/04       1,635,997         45,799
Euro.............................   1,291,374      1,535,456    07/23/04       1,570,366         34,910
Great British Pound..............   1,136,646      2,069,833    07/21/04       2,057,005        (12,828)
                                                                                           --------------
TOTAL............................                                                           $   131,715
                                                                                           ==============
SALE CONTRACTS:
Canadian Dollar..................   1,187,593   $    881,004    07/28/04    $    883,323    $    (2,319)
Euro.............................   6,332,112      7,528,944    07/23/04       7,700,120       (171,176)
Euro.............................     388,000        469,364    07/23/04         471,825         (2,461)
Euro.............................   1,340,573      1,607,481    07/23/04       1,630,194        (22,713)
Great British Pound..............   1,136,646      2,024,708    07/21/04       2,057,005        (32,297)
Swedish Krona....................   6,772,401        888,687    07/22/04         898,021         (9,334)
                                                                                           --------------
TOTAL............................                                                           $  (240,300)
                                                                                           ==============
EQUITY GROWTH
SALE CONTRACTS:
Swiss Franc......................   4,297,580   $  3,406,965    07/02/04    $  3,428,191    $   (21,226)
Swiss Franc......................   2,056,807      1,641,414    07/06/04       1,640,894            520
                                                                                           --------------
TOTAL............................                                                           $   (20,706)
                                                                                           ==============
SPECIAL EQUITY
PURCHASES CONTRACT:
Canadian Dollar..................     260,300   $    192,916    07/02/04    $    193,826    $       910
Canadian Dollar..................     383,423        285,192    07/02/04         285,506            314
Canadian Dollar..................     281,008        210,793    07/06/04         209,210         (1,583)
                                                                                           --------------
TOTAL............................                                                           $      (359)
                                                                                           ==============
HIGH YIELD
SALE CONTRACTS:
Euro.............................     486,306   $    591,348    07/30/04    $    591,262    $        86
                                                                                           --------------
TOTAL............................                                                           $        86
                                                                                           ==============
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Japanese Yen.....................  48,238,950   $    447,166    07/01/04    $    441,304    $    (5,862)
Japanese Yen.....................  58,873,939        545,786    07/01/04         538,596         (7,190)
Japanese Yen.....................  90,714,317        837,033    07/02/04         829,881         (7,152)
                                                                                           --------------
TOTAL............................                                                           $   (20,204)
                                                                                           ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

9. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                    FOREIGN     IN EXCHANGE    SETTLEMENT                   APPRECIATION
                                    CURRENCY        FOR           DATE         VALUE       (DEPRECIATION)
                                   ----------   ------------   ----------   ------------   --------------
SALE CONTRACTS:
Euro.............................     205,366   $    250,581    07/06/04    $    249,843    $       738
Euro.............................     112,829        124,056    12/30/04         136,627        (12,571)
Great British Pound..............     283,565        512,243    07/02/04         513,819         (1,576)
Great British Pound..............   1,450,232      2,637,001    07/06/04       2,627,123          9,878
Norwegian Krona..................   4,484,150        656,528    07/01/04         645,685         10,843
                                                                                           --------------
TOTAL............................                                                           $     7,312
                                                                                           ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

10. FINANCIAL HIGHLIGHTS

                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
FOR THE                              EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
PERIOD/YEAR                           (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
ENDED                  EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
-----------            --------   ---------------   ----------   ---------------   ---------   --------------   ------
MONEY MARKET
06/30/2004(a)            0.28%*        0.28%*          0.90%*          0.90%*         N/A      $  845,128,125     0.44%
12/31/2003               0.28          0.28            1.11            1.11           N/A         799,572,598     1.11
12/31/2002               0.28          0.28            1.70            1.70           N/A         864,772,946     1.72
12/31/2001               0.27          0.27            3.85            3.85           N/A         704,577,191     4.04
12/31/2000               0.28          0.28            6.18            6.18           N/A         492,136,376      N/A
12/31/1999               0.28          0.28            5.06            5.06           N/A         416,768,827      N/A
HIGH QUALITY BOND
06/30/2004(a)            0.38*         0.38*           2.49*           2.49*           23%        672,635,346     0.07
12/31/2003               0.38          0.38            3.19            3.19            50         622,748,334     2.34
12/31/2002               0.38          0.38            4.36            4.36            54         439,015,018     6.21
12/31/2001               0.38          0.38            5.74            5.74            53         330,502,956     8.26
12/31/2000               0.38          0.38            6.21            6.21            73         228,391,465      N/A
12/31/1999               0.38          0.38            5.78            5.78            56         199,906,097      N/A
INTERMEDIATE GOVERNMENT BOND
06/30/2004(a)            0.39*         0.39*           2.27*           2.27*          251         275,948,191    (0.53)
12/31/2003               0.38          0.38            2.91            2.91           392         265,519,988     1.60
12/31/2002               0.39          0.39            3.93            3.93           134         358,005,390     8.31
12/31/2001               0.38          0.38            5.25            5.25            40         260,795,117     6.83
12/31/2000               0.37          0.37            5.82            5.82            48         208,106,902      N/A
12/31/1999               0.39          0.39            5.46            5.46            25         174,804,385      N/A
CORE BOND
06/30/2004(a)            0.38*         0.38*           3.41*           3.41*          412       1,509,612,074     0.28
12/31/2003               0.39          0.39            3.52            3.52           922       1,468,787,007     4.64
12/31/2002               0.39          0.39            4.85            4.85           462         999,624,604     9.24
12/31/2001               0.38          0.38            5.32            5.32           547         761,473,139     6.97
12/31/2000               0.38          0.38            6.28            6.28           521         641,903,354      N/A
12/31/1999               0.37          0.37            5.86            5.86           307         515,721,444      N/A
BALANCED
06/30/2004(a)            0.50*         0.50*           1.90*           1.90*          157         421,023,517     1.90
12/31/2003               0.51          0.50            2.15            2.16           377         434,085,832    17.69
12/31/2002               0.52          0.50            2.63            2.65           289         375,745,612   (10.01)
12/31/2001               0.49          0.49            2.82            2.82           312         497,836,597    (5.27)
12/31/2000               0.49          0.49            2.93            2.93           286         512,675,482      N/A
12/31/1999               0.52          0.50            2.46            2.48           256         525,583,903      N/A

---------------
*   Annualized
(a) Unaudited
(1) Commencement of Operations, April 27, 2001.
(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

10. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
FOR THE                              EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
PERIOD/YEAR                           (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
ENDED                  EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
-----------            --------   ---------------   ----------   ---------------   ---------   --------------   ------
VALUE & INCOME
06/30/2004(a)            0.47%*        0.47%*          1.57%*          1.57%*          24%     $2,412,166,093     4.15%
12/31/2003               0.47          0.47            1.91            1.91            70       2,198,085,735    26.52
12/31/2002               0.48          0.48            1.97            1.97            31       1,553,159,805   (15.25)
12/31/2001               0.48          0.48            2.07            2.07            32       1,653,702,046    (1.98)
12/31/2000               0.46          0.46            2.23            2.23            76       1,530,760,024      N/A
12/31/1999               0.46          0.46            1.75            1.75            43       1,414,634,230      N/A
GROWTH & INCOME
06/30/2004(a)            0.63*         0.63*           0.87*           0.87*          142       1,081,135,535     2.47
12/31/2003               0.63          0.63            1.02            1.02           100       1,063,389,332    24.16
12/31/2002               0.66          0.65            0.77            0.78           115         799,621,503   (22.57)
12/31/2001               0.63          0.63            0.50            0.50           153         968,765,767   (22.31)
12/31/2000               0.62          0.62            0.07            0.07            80       1,172,093,970      N/A
12/31/1999               0.62          0.62            0.07            0.07            86       1,242,236,443      N/A
EQUITY GROWTH
06/30/2004(a)            0.64*         0.64*           0.24*           0.24*           52       2,088,457,535     1.23
12/31/2003               0.65          0.65            0.34            0.34            61       1,975,636,700    26.48
12/31/2002               0.65          0.65            0.22            0.22            75       1,146,889,083   (23.60)
12/31/2001               0.64          0.64            0.09            0.09            63       1,230,944,333   (20.22)
12/31/2000               0.64          0.64            0.05            0.05            97       1,226,091,994      N/A
12/31/1999               0.64          0.64            0.12            0.12            44       1,266,869,154      N/A
MID-CAP VALUE
06/30/2004(a)            0.71*         0.70*           0.37*           0.38*           76         300,542,628    10.58
12/31/2003               0.75          0.70            0.51            0.56           156         216,193,119    41.63
12/31/2002               1.02          0.70            0.20            0.52           156          47,629,380   (15.09)
12/31/2001(1)            1.91*         0.70*          (0.48)*          0.73*           87          13,632,294     8.28
MID-CAP GROWTH
06/30/2004(a)            0.76*         0.75*          (0.31)*         (0.30)*          59         199,908,326     6.93
12/31/2003               0.81          0.75           (0.37)          (0.31)          100         165,747,874    26.91
12/31/2002               0.96          0.75           (0.62)          (0.41)          138          44,270,757   (25.29)
12/31/2001(1)            1.93*         0.75*          (1.50)*         (0.32)*          63          15,562,948   (13.27)
SMALL-CAP VALUE
06/30/2004(a)            0.88*         0.85*           0.21*           0.24*           22         151,615,197    10.06
12/31/2003               0.94          0.85            1.19            1.28            40         100,887,458    41.10
12/31/2002(2)            1.39*         0.85*          (0.17)*          0.37*           26          17,920,226   (21.90)

---------------
*   Annualized
(a) Unaudited
(1) Commencement of Operations, April 27, 2001.
(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

10. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
FOR THE                              EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
PERIOD/YEAR                           (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
ENDED                  EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
-----------            --------   ---------------   ----------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
06/30/2004(a)            0.83%*        0.83%*          0.11%*          0.11%*          49%     $1,343,085,124     4.66%
12/31/2003               0.85          0.85           (0.02)          (0.02)          103       1,270,601,125    43.96
12/31/2002               0.84          0.84            0.05            0.05           109       1,005,958,858   (24.33)
12/31/2001               0.83          0.83           (0.02)          (0.02)           88       1,323,223,840    (3.09)
12/31/2000               0.82          0.82            0.10            0.10            77       1,311,523,517      N/A
12/31/1999               0.84          0.84            0.13            0.13           171       1,171,034,281      N/A
SMALL-CAP GROWTH
06/30/2004(a)            0.95*         0.90*          (0.46)*         (0.41)*          37         104,159,718     4.87
12/31/2003               1.02          0.90           (0.29)          (0.17)           81          83,589,643    39.31
12/31/2002(2)            1.48*         0.90*          (1.03)*         (0.45)*          68          16,521,455   (15.98)
AGGRESSIVE EQUITY
06/30/2004(a)            1.00*         1.00*          (0.51)*         (0.51)*          82         386,994,609     4.36
12/31/2003               1.01          1.00           (0.61)          (0.60)          165         371,333,010    28.12
12/31/2002               1.01          1.00           (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00          1.00           (0.72)          (0.72)           98         372,579,133   (31.15)
12/31/2000               0.98          0.98           (0.62)          (0.62)           62         435,760,615      N/A
12/31/1999               1.01          1.00           (0.47)          (0.46)          132         259,974,422      N/A
HIGH YIELD BOND
06/30/2004(a)            0.59*         0.59*           8.15*           8.15*           42         305,222,785     1.45
12/31/2003               0.61          0.60            9.07            9.08           136         282,700,774    27.91
12/31/2002               0.61          0.60            9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59          0.59            9.41            9.41            90         174,019,465     5.15
12/31/2000               0.65          0.60            9.17            9.22           105         139,986,593      N/A
12/31/1999               0.61          0.60            8.45            8.46           145         124,990,408      N/A
INTERNATIONAL EQUITY
06/30/2004(a)            0.84*         0.84*           2.28*           2.28*          124       1,174,834,945     4.05
12/31/2003               0.86          0.86            1.11            1.11            23       1,049,033,896    33.52
12/31/2002               0.87          0.87            0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88          0.88            0.67            0.67            28         632,888,725   (18.57)
12/31/2000               0.84          0.84            0.77            0.77            46         650,534,093      N/A
12/31/1999               0.86          0.86            0.74            0.74            35         592,713,641      N/A

---------------

*   Annualized

(a) Unaudited

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2004

                                  (UNAUDITED)

ASSETS
Investments in securities, at value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,461,802,746).................  $2,290,050,266
Affiliates of the investment adviser (Cost: $96,446,815)....      96,446,815
Receivables:
Dividends and interest......................................       3,098,642
Due from broker -- variation margin.........................         217,350
                                                              --------------
Total Assets................................................   2,389,813,073
                                                              --------------
LIABILITIES
Payables:
Investment securities purchased.............................       4,723,416
Collateral for securities loaned (Note 4)...................     157,536,938
Advisory fees (Note 2)......................................         248,374
                                                              --------------
Total liabilities...........................................     162,508,728
                                                              --------------
NET ASSETS..................................................  $2,227,304,345
                                                              ==============

---------------

(a) Securities on loan with a market value of $152,934,417. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                  (UNAUDITED)

NET INVESTMENT INCOME
Dividends...................................................  $  26,149,076
Interest....................................................        488,747
Securities lending income...................................        108,129
                                                              -------------
Total investment income.....................................     26,745,952
                                                              -------------
EXPENSES (NOTE 2)
Advisory fees...............................................        822,541
                                                              -------------
Total expenses..............................................        822,541
                                                              -------------
Net investment income.......................................     25,923,411
                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on sale of investments....................     (1,449,663)
Net realized gain from in-kind redemptions..................    559,588,129
Net realized gain on futures contracts......................      2,642,625
Net change in unrealized appreciation (depreciation) of
  investments...............................................   (452,024,735)
Net change in unrealized appreciation (depreciation) of
  futures contracts.........................................       (931,477)
                                                              -------------
Net realized and unrealized gain............................    107,824,879
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 133,748,290
                                                              =============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX MONTHS
                                                             ENDED JUNE 30, 2004   FOR THE YEAR ENDED
                                                                 (UNAUDITED)       DECEMBER 31, 2003
                                                             -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income......................................    $    25,923,411       $   49,900,066
Net realized gain..........................................        560,781,091           16,069,488
Net change in unrealized appreciation (depreciation).......       (452,956,212)         686,078,250
                                                               ---------------       --------------
Net increase in net assets resulting from operations.......        133,748,290          752,047,804
                                                               ---------------       --------------
INTERESTHOLDER TRANSACTIONS:
Contributions..............................................        498,317,517        1,247,904,502
Withdrawals................................................     (2,036,154,059)        (708,478,794)
                                                               ---------------       --------------
Net increase (decrease) in net assets resulting from
  interestholder transactions..............................     (1,537,836,542)         539,425,708
                                                               ---------------       --------------
Increase (decrease) in net assets..........................     (1,404,088,252)       1,291,473,512
NET ASSETS:
Beginning of period........................................      3,631,392,597        2,339,919,085
                                                               ---------------       --------------
End of period..............................................    $ 2,227,304,345       $3,631,392,597
                                                               ===============       ==============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS -- 97.73%
              ADVERTISING -- 0.18%
     84,864   Interpublic Group of
                Companies Inc.(1)..........  $    1,165,183
     38,895   Omnicom Group Inc. ..........       2,951,742
                                             --------------
                                                  4,116,925
                                             --------------
              AEROSPACE & DEFENSE -- 1.64%
    172,210   Boeing Co. (The).............       8,798,209
     40,583   General Dynamics Corp. ......       4,029,892
     24,080   Goodrich (B.F.) Co. .........         778,506
     92,158   Lockheed Martin Corp. .......       4,799,589
     73,912   Northrop Grumman Corp. ......       3,969,074
     91,203   Raytheon Co. ................       3,262,331
     36,245   Rockwell Collins Inc. .......       1,207,683
    105,327   United Technologies Corp. ...       9,635,314
                                             --------------
                                                 36,480,598
                                             --------------
              AGRICULTURE -- 1.14%
    419,071   Altria Group Inc. ...........      20,974,504
     53,875   Monsanto Co. ................       2,074,187
     17,327   R.J. Reynolds Tobacco
                Holdings Inc. .............       1,171,132
     33,945   UST Inc. ....................       1,222,020
                                             --------------
                                                 25,441,843
                                             --------------
              AIRLINES -- 0.13%
     25,289   Delta Air Lines Inc.(1)......         180,058
    161,133   Southwest Airlines Co. ......       2,702,200
                                             --------------
                                                  2,882,258
                                             --------------
              APPAREL -- 0.33%
     25,855   Jones Apparel Group Inc. ....       1,020,755
     22,344   Liz Claiborne Inc. ..........         803,937
     53,722   Nike Inc. Class B............       4,069,441
     12,049   Reebok International Ltd. ...         433,523
     22,125   VF Corp. ....................       1,077,487
                                             --------------
                                                  7,405,143
                                             --------------
              AUTO MANUFACTURERS -- 0.62%
    374,806   Ford Motor Company...........       5,865,714
    115,202   General Motors Corp. ........       5,367,261
     14,066   Navistar International
                Corp.(1)...................         545,198
     35,825   PACCAR Inc. .................       2,077,463
                                             --------------
                                                 13,855,636
                                             --------------


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              AUTO PARTS & EQUIPMENT -- 0.22%
     15,125   Cooper Tire & Rubber Co. ....  $      347,875
     30,434   Dana Corp. ..................         596,506
    114,714   Delphi Corp. ................       1,225,146
     35,918   Goodyear Tire & Rubber Co.
                (The)(1)...................         326,495
     38,640   Johnson Controls Inc. .......       2,062,603
     26,782   Visteon Corp. ...............         312,546
                                             --------------
                                                  4,871,171
                                             --------------
              BANKS -- 6.64%
     71,872   AmSouth Bancorp..............       1,830,580
    417,114   Bank of America Corp. .......      35,296,187
    158,348   Bank of New York Co. Inc.
                (The)......................       4,668,099
    229,151   Bank One Corp. ..............      11,686,701
    114,405   BB&T Corp. ..................       4,229,553
     45,578   Charter One Financial
                Inc. ......................       2,014,092
     35,770   Comerica Inc. ...............       1,963,058
    115,478   Fifth Third Bancorp..........       6,210,407
     25,687   First Horizon National
                Corp. .....................       1,167,988
     46,853   Huntington Bancshares
                Inc. ......................       1,072,934
     84,617   KeyCorp......................       2,529,202
     24,463   M&T Bank Corp. ..............       2,135,620
     45,970   Marshall & Ilsley Corp. .....       1,796,967
     87,534   Mellon Financial Corp. ......       2,567,372
    138,499   National City Corp. .........       4,848,850
     35,055   North Fork Bancorp Inc. .....       1,333,843
     45,103   Northern Trust Corp. ........       1,906,955
     57,451   PNC Financial Services
                Group......................       3,049,499
     45,282   Regions Financial Corp. .....       1,655,057
     67,924   SouthTrust Corp. ............       2,636,130
     68,414   State Street Corp. ..........       3,355,023
     57,631   SunTrust Banks Inc. .........       3,745,439
     61,764   Synovus Financial Corp. .....       1,563,864
    388,293   U.S. Bancorp.................      10,701,355
     38,605   Union Planters Corp. ........       1,150,815
    269,277   Wachovia Corp. ..............      11,982,826
    345,411   Wells Fargo & Co. ...........      19,767,872
     18,398   Zions Bancorporation.........       1,130,557
                                             --------------
                                                147,996,845
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES -- 2.65%
    164,830   Anheuser-Busch Companies
                Inc. ......................  $    8,900,820
     24,845   Brown-Forman Corp. Class B...       1,199,268
    498,426   Coca-Cola Co. (The)..........      25,160,544
     95,703   Coca-Cola Enterprises
                Inc. ......................       2,774,430
      7,455   Coors (Adolph) Co. Class B...         539,295
     53,378   Pepsi Bottling Group Inc. ...       1,630,164
    349,412   PepsiCo Inc. ................      18,826,319
                                             --------------
                                                 59,030,840
                                             --------------
              BIOTECHNOLOGY -- 1.09%
    260,401   Amgen Inc.(1)................      14,210,083
     69,275   Biogen Idec Inc.(1)..........       4,381,644
     38,421   Chiron Corp.(1)..............       1,715,113
     46,052   Genzyme Corp.(1).............       2,179,641
     50,678   MedImmune Inc.(1)............       1,185,865
      9,995   Millipore Corp.(1)...........         563,418
                                             --------------
                                                 24,235,764
                                             --------------
              BUILDING MATERIALS -- 0.25%
     44,514   American Standard Companies
                Inc.(1)....................       1,794,359
     90,303   Masco Corp. .................       2,815,648
     20,822   Vulcan Materials Co. ........         990,086
                                             --------------
                                                  5,600,093
                                             --------------
              CHEMICALS -- 1.50%
     46,517   Air Products & Chemicals
                Inc. ......................       2,439,817
     14,049   Ashland Inc. ................         741,928
    191,118   Dow Chemical Co. (The).......       7,778,503
    204,250   Du Pont (E.I.) de Nemours and
                Co. .......................       9,072,785
     15,842   Eastman Chemical Co. ........         732,376
     52,747   Ecolab Inc. .................       1,672,080
     25,674   Engelhard Corp. .............         829,527
     10,365   Great Lakes Chemical
                Corp. .....................         280,477
     22,719   Hercules Inc.(1).............         276,945
     19,167   International Flavors &
                Fragrances Inc. ...........         716,846
     34,791   PPG Industries Inc. .........       2,174,090
     66,559   Praxair Inc. ................       2,656,370
     45,584   Rohm & Haas Co. .............       1,895,383
     29,655   Sherwin-Williams Co. (The)...       1,232,165
     14,196   Sigma-Aldrich Corp. .........         846,224
                                             --------------
                                                 33,345,516
                                             --------------


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES -- 0.93%
     36,098   Apollo Group Inc. Class
                A(1).......................  $    3,187,092
     36,233   Block (H & R) Inc. ..........       1,727,589
    208,066   Cendant Corp. ...............       5,093,456
     29,271   Convergys Corp.(1)...........         450,773
     10,352   Deluxe Corp. ................         450,312
     44,059   Donnelley (R.R.) & Sons
                Co. .......................       1,454,828
     28,477   Equifax Inc. ................         704,806
     59,646   McKesson Corp. ..............       2,047,647
     30,456   Moody's Corp. ...............       1,969,285
     77,177   Paychex Inc. ................       2,614,757
     35,058   Robert Half International
                Inc. ......................       1,043,677
                                             --------------
                                                 20,744,222
                                             --------------
              COMPUTERS -- 3.87%
     27,812   Affiliated Computer Services
                Inc. Class A(1)............       1,472,367
     77,351   Apple Computer Inc.(1).......       2,517,002
     38,349   Computer Sciences Corp.(1)...       1,780,544
    516,465   Dell Inc.(1).................      18,499,776
     98,339   Electronic Data Systems
                Corp. .....................       1,883,192
    498,668   EMC Corp.(1).................       5,684,815
     73,745   Gateway Inc.(1)..............         331,852
    624,176   Hewlett-Packard Co. .........      13,170,114
    344,833   International Business
                Machines Corp. ............      30,397,029
     26,443   Lexmark International
                Inc.(1)....................       2,552,543
     19,360   NCR Corp.(1).................         960,062
     70,619   Network Appliance Inc.(1)....       1,520,427
    677,274   Sun Microsystems Inc.(1).....       2,939,369
     58,802   SunGard Data Systems
                Inc.(1)....................       1,528,852
     67,654   Unisys Corp.(1)..............         939,038
                                             --------------
                                                 86,176,982
                                             --------------
              COSMETICS & PERSONAL CARE -- 2.51%
     18,259   Alberto-Culver Co. ..........         915,506
     96,814   Avon Products Inc. ..........       4,466,998
    109,161   Colgate-Palmolive Co. .......       6,380,460
    205,670   Gillette Co. (The)...........       8,720,408

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              COSMETICS & PERSONAL CARE (CONTINUED)
    102,829   Kimberly-Clark Corp. ........  $    6,774,375
    525,977   Procter & Gamble Co. ........      28,634,188
                                             --------------
                                                 55,891,935
                                             --------------
              DISTRIBUTION & WHOLESALE -- 0.11%
     35,617   Genuine Parts Co. ...........       1,413,283
     18,676   Grainger (W.W.) Inc. ........       1,073,870
                                             --------------
                                                  2,487,153
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES -- 7.52%
    261,695   American Express Co. ........      13,445,889
     21,225   Bear Stearns Companies Inc.
                (The)......................       1,789,480
     48,859   Capital One Financial
                Corp. .....................       3,340,978
  1,057,128   Citigroup Inc. ..............      49,156,452
     56,956   Countrywide Financial
                Corp. .....................       4,001,159
     74,853   E*TRADE Financial Corp.(1)...         834,611
    141,083   Federal Home Loan Mortgage
                Corporation................       8,930,554
    198,450   Federal National Mortgage
                Association................      14,161,392
     22,236   Federated Investors Inc.
                Class B....................         674,640
     51,369   Franklin Resources Inc. .....       2,572,560
     98,727   Goldman Sachs Group Inc.
                (The)......................       9,296,134
     49,279   Janus Capital Group Inc. ....         812,611
    425,469   JP Morgan Chase & Co. .......      16,495,433
     56,539   Lehman Brothers Holdings
                Inc. ......................       4,254,560
    261,550   MBNA Corp. ..................       6,745,375
    196,878   Merrill Lynch & Co. Inc. ....      10,627,474
    224,525   Morgan Stanley...............      11,848,184
     59,414   Providian Financial
                Corp.(1)...................         871,603
    277,680   Schwab (Charles) Corp.
                (The)......................       2,668,505
     90,299   SLM Corp. ...................       3,652,595
     25,664   T. Rowe Price Group Inc. ....       1,293,466
                                             --------------
                                                167,473,655
                                             --------------
              ELECTRIC -- 2.42%
    129,069   AES Corp. (The)(1)...........       1,281,655
     26,010   Allegheny Energy Inc.(1).....         400,814
     37,144   Ameren Corp. ................       1,595,706
     80,865   American Electric Power Co.
                Inc. ......................       2,587,680
     84,524   Calpine Corp.(1).............         365,144


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
     62,675   CenterPoint Energy Inc. .....  $      720,762
     36,446   Cinergy Corp. ...............       1,384,948
     32,960   CMS Energy Corp.(1)..........         300,925
     49,099   Consolidated Edison Inc. ....       1,952,176
     34,246   Constellation Energy Group
                Inc. ......................       1,297,923
     66,580   Dominion Resources Inc. .....       4,199,866
     35,177   DTE Energy Co. ..............       1,426,076
    186,473   Duke Energy Corp. ...........       3,783,537
     66,703   Edison International.........       1,705,596
     46,833   Entergy Corp. ...............       2,623,116
    134,790   Exelon Corp. ................       4,487,159
     67,513   FirstEnergy Corp. ...........       2,525,661
     37,652   FPL Group Inc. ..............       2,407,845
     53,736   NiSource Inc. ...............       1,108,036
     85,178   PG&E Corp.(1)................       2,379,873
     18,689   Pinnacle West Capital
                Corp. .....................         754,849
     36,295   PPL Corp. ...................       1,665,940
     50,161   Progress Energy Inc. ........       2,209,592
     48,137   Public Service Enterprise
                Group Inc. ................       1,926,924
    150,383   Southern Company.............       4,383,664
     38,460   TECO Energy Inc. ............         461,135
     66,292   TXU Corp. ...................       2,685,489
     81,651   Xcel Energy Inc. ............       1,364,388
                                             --------------
                                                 53,986,479
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.35%
     40,636   American Power Conversion
                Corp. .....................         798,497
     86,143   Emerson Electric Co. ........       5,474,388
     38,966   Molex Inc. ..................       1,250,029
     17,065   Power-One Inc.(1)............         187,374
                                             --------------
                                                  7,710,288
                                             --------------
              ELECTRONICS -- 0.58%
     97,996   Agilent Technologies
                Inc.(1)....................       2,869,323
     42,215   Applera Corp. -- Applied
                Biosystems Group...........         918,176
     40,881   Jabil Circuit Inc.(1)........       1,029,384
     24,275   Parker Hannifin Corp. .......       1,443,391
     25,979   PerkinElmer Inc. ............         520,619
    105,885   Sanmina-SCI Corp.(1).........         963,553
    196,198   Solectron Corp.(1)...........       1,269,401

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     47,210   Symbol Technologies Inc. ....  $      695,875
     17,300   Tektronix Inc. ..............         588,546
     33,345   Thermo Electron Corp.(1).....       1,025,025
     11,977   Thomas & Betts Corp. ........         326,134
     24,861   Waters Corp.(1)..............       1,187,859
                                             --------------
                                                 12,837,286
                                             --------------
              ENGINEERING & CONSTRUCTION -- 0.04%
     16,800   Fluor Corp. .................         800,856
                                             --------------
                                                    800,856
                                             --------------
              ENTERTAINMENT -- 0.12%
     70,867   International Game Technology
                Inc. ......................       2,735,466
                                             --------------
                                                  2,735,466
                                             --------------
              ENVIRONMENTAL CONTROL -- 0.20%
     65,534   Allied Waste Industries
                Inc.(1)....................         863,738
    118,724   Waste Management Inc. .......       3,638,891
                                             --------------
                                                  4,502,629
                                             --------------
              FOOD -- 1.81%
     75,101   Albertson's Inc. ............       1,993,181
    132,389   Archer-Daniels-Midland
                Co. .......................       2,221,487
     83,994   Campbell Soup Co. ...........       2,257,759
    108,821   ConAgra Foods Inc. ..........       2,946,873
     77,026   General Mills Inc. ..........       3,661,046
     72,033   Heinz (H.J.) Co. ............       2,823,694
     53,274   Hershey Foods Corp. .........       2,464,988
     83,964   Kellogg Co. .................       3,513,893
    152,533   Kroger Co.(1)................       2,776,101
     28,407   McCormick & Co. Inc. ........         965,838
     90,548   Safeway Inc.(1)..............       2,294,486
    161,770   Sara Lee Corp. ..............       3,719,092
     27,457   SUPERVALU Inc. ..............         840,459
    131,307   Sysco Corp. .................       4,709,982
     29,013   Winn-Dixie Stores Inc. ......         208,894
     46,005   Wrigley (William Jr.) Co. ...       2,900,615
                                             --------------
                                                 40,298,388
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.62%
     17,697   Boise Cascade Corp. .........         666,115
     52,026   Georgia-Pacific Corp. .......       1,923,921
     98,993   International Paper Co. .....       4,424,987


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              FOREST PRODUCTS & PAPER (CONTINUED)
     21,687   Louisiana-Pacific Corp. .....  $      512,898
     41,065   MeadWestvaco Corp. ..........       1,206,900
     37,454   Plum Creek Timber Co.
                Inc. ......................       1,220,251
     11,113   Temple-Inland Inc. ..........         769,575
     49,114   Weyerhaeuser Co. ............       3,100,076
                                             --------------
                                                 13,824,723
                                             --------------
              GAS -- 0.15%
     32,555   KeySpan Corp. ...............       1,194,769
      9,020   Nicor Inc. ..................         306,409
      7,539   Peoples Energy Corp. ........         317,769
     46,641   Sempra Energy................       1,605,850
                                             --------------
                                                  3,424,797
                                             --------------
              HAND & MACHINE TOOLS -- 0.10%
     15,912   Black & Decker Corp. ........         988,613
     11,933   Snap-On Inc. ................         400,352
     16,597   Stanley Works (The)..........         756,491
                                             --------------
                                                  2,145,456
                                             --------------
              HEALTH CARE -- PRODUCTS -- 3.57%
     21,236   Bard (C.R.) Inc. ............       1,203,019
     10,736   Bausch & Lomb Inc. ..........         698,592
    124,924   Baxter International Inc. ...       4,311,127
     51,974   Becton, Dickinson & Co. .....       2,692,253
     52,332   Biomet Inc. .................       2,325,634
    170,458   Boston Scientific Corp.(1)...       7,295,602
     63,929   Guidant Corp. ...............       3,572,353
    607,353   Johnson & Johnson............      33,829,562
    248,116   Medtronic Inc. ..............      12,088,212
     35,868   St. Jude Medical Inc.(1).....       2,713,414
     81,666   Stryker Corp. ...............       4,491,630
     49,760   Zimmer Holdings Inc.(1)......       4,388,832
                                             --------------
                                                 79,610,230
                                             --------------
              HEALTH CARE -- SERVICES -- 1.17%
     31,235   Aetna Inc. ..................       2,654,975
     28,304   Anthem Inc.(1)...............       2,534,906
     99,826   HCA Inc. ....................       4,151,763
     49,108   Health Management Associates
                Inc. Class A...............       1,101,001
     32,971   Humana Inc.(1)...............         557,210
     18,242   Manor Care Inc. .............         596,149

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- SERVICES (CONTINUED)
     21,281   Quest Diagnostics Inc. ......  $    1,807,821
     95,155   Tenet Healthcare Corp.(1)....       1,276,029
    126,251   UnitedHealth Group Inc. .....       7,859,125
     31,722   WellPoint Health Networks
                Inc.(1)....................       3,553,181
                                             --------------
                                                 26,092,160
                                             --------------
              HOME BUILDERS -- 0.14%
     25,449   Centex Corp. ................       1,164,292
      9,492   KB Home......................         651,436
     25,693   Pulte Homes Inc. ............       1,336,807
                                             --------------
                                                  3,152,535
                                             --------------
              HOME FURNISHINGS -- 0.11%
     39,281   Leggett & Platt Inc. ........       1,049,196
     16,086   Maytag Corp. ................         394,268
     14,256   Whirlpool Corp. .............         977,962
                                             --------------
                                                  2,421,426
                                             --------------
              HOUSEHOLD PRODUCTS & WARES -- 0.27%
     22,616   Avery Dennison Corp. ........       1,447,650
     43,199   Clorox Co. ..................       2,323,242
     29,857   Fortune Brands Inc. .........       2,252,114
                                             --------------
                                                  6,023,006
                                             --------------
              HOUSEWARES -- 0.06%
     56,179   Newell Rubbermaid Inc. ......       1,320,207
                                             --------------
                                                  1,320,207
                                             --------------
              INSURANCE -- 4.78%
     57,617   ACE Ltd. ....................       2,436,047
    104,518   AFLAC Inc. ..................       4,265,380
    144,017   Allstate Corp. (The).........       6,703,991
     21,999   Ambac Financial Group
                Inc. ......................       1,615,607
    533,581   American International Group
                Inc. ......................      38,033,654
     64,190   AON Corp. ...................       1,827,489
     38,621   Chubb Corp. .................       2,633,180
     28,763   CIGNA Corp. .................       1,979,182
     34,487   Cincinnati Financial
                Corp. .....................       1,500,874
     59,533   Hartford Financial Services
                Group Inc. ................       4,092,298


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     28,879   Jefferson-Pilot Corp. .......  $    1,467,053
     36,438   Lincoln National Corp. ......       1,721,696
     37,966   Loews Corp. .................       2,276,441
    107,488   Marsh & McLennan Cos.
                Inc. ......................       4,877,805
     29,507   MBIA Inc. ...................       1,685,440
    155,148   MetLife Inc. ................       5,562,056
     20,149   MGIC Investment Corp. .......       1,528,503
     65,876   Principal Financial Group
                Inc. ......................       2,291,167
     44,317   Progressive Corp. (The)......       3,780,240
    108,025   Prudential Financial Inc. ...       5,019,922
     28,369   SAFECO Corp. ................       1,248,236
    136,116   St. Paul Travelers Companies
                Inc. ......................       5,518,143
     23,039   Torchmark Corp. .............       1,239,498
     60,617   UNUMProvident Corp. .........         963,810
     28,097   XL Capital Ltd. Class A......       2,120,200
                                             --------------
                                                106,387,912
                                             --------------
              INTERNET -- 1.15%
    134,274   eBay Inc.(1).................      12,346,494
     23,501   Monster Worldwide Inc.(1)....         604,446
     63,313   Symantec Corp.(1)............       2,771,843
    275,000   Yahoo! Inc.(1)...............       9,990,750
                                             --------------
                                                 25,713,533
                                             --------------
              IRON & STEEL -- 0.10%
     16,526   Allegheny Technologies
                Inc. ......................         298,294
     16,030   Nucor Corp. .................       1,230,463
     22,733   United States Steel Corp. ...         798,383
                                             --------------
                                                  2,327,140
                                             --------------
              LEISURE TIME -- 0.51%
     19,086   Brunswick Corp. .............         778,709
    128,939   Carnival Corp. ..............       6,060,133
     60,696   Harley-Davidson Inc. ........       3,759,510
     29,112   Sabre Holdings Corp. ........         806,694
                                             --------------
                                                 11,405,046
                                             --------------
              LODGING -- 0.31%
     22,849   Harrah's Entertainment
                Inc. ......................       1,236,131
     77,649   Hilton Hotels Corp. .........       1,448,930

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              LODGING (CONTINUED)
     46,678   Marriott International Inc.
                Class A....................  $    2,328,299
     42,060   Starwood Hotels & Resorts
                Worldwide Inc. ............       1,886,391
                                             --------------
                                                  6,899,751
                                             --------------
              MACHINERY -- 0.50%
     70,197   Caterpillar Inc. ............       5,576,450
      8,657   Cummins Inc. ................         541,063
     50,729   Deere & Co. .................       3,558,132
     38,159   Rockwell Automation Inc. ....       1,431,344
                                             --------------
                                                 11,106,989
                                             --------------
              MANUFACTURING -- 5.70%
     19,103   Cooper Industries Ltd. ......       1,134,909
     12,170   Crane Co. ...................         382,016
     62,864   Danaher Corp. ...............       3,259,498
     41,462   Dover Corp. .................       1,745,550
     58,669   Eastman Kodak Co. ...........       1,582,890
     31,110   Eaton Corp. .................       2,014,061
  2,157,606   General Electric Co. ........      69,906,434
    176,080   Honeywell International
                Inc. ......................       6,449,810
     63,207   Illinois Tool Works Inc. ....       6,060,919
     35,641   Ingersoll-Rand Co. Class A...       2,434,637
     18,887   ITT Industries Inc. .........       1,567,621
     25,585   Pall Corp. ..................         670,071
     27,845   Textron Inc. ................       1,652,601
    160,166   3M Co. ......................      14,416,542
    409,686   Tyco International Ltd. .....      13,576,994
                                             --------------
                                                126,854,553
                                             --------------
              MEDIA -- 3.32%
    126,006   Clear Channel Communications
                Inc. ......................       4,655,922
    459,222   Comcast Corp. Class A(1).....      12,871,993
     16,694   Dow Jones & Co. Inc. ........         752,899
     55,581   Gannett Co. Inc. ............       4,716,048
     16,357   Knight Ridder Inc. ..........       1,177,704
     39,218   McGraw-Hill Companies Inc.
                (The)......................       3,002,922
     10,272   Meredith Corp. ..............         564,549
     30,497   New York Times Co. Class A...       1,363,521
    931,594   Time Warner Inc.(1)..........      16,377,423


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
     67,424   Tribune Co. .................  $    3,070,489
     66,013   Univision Communications Inc.
                Class A(1).................       2,107,795
    354,837   Viacom Inc. Class B..........      12,674,778
    419,131   Walt Disney Co. (The)........      10,683,649
                                             --------------
                                                 74,019,692
                                             --------------
              METAL FABRICATE & HARDWARE -- 0.02%
     17,637   Worthington Industries
                Inc. ......................         362,088
                                             --------------
                                                    362,088
                                             --------------
              MINING -- 0.54%
    177,597   Alcoa Inc. ..................       5,866,029
     35,831   Freeport-McMoRan Copper &
                Gold Inc. .................       1,187,798
     90,284   Newmont Mining Corp. ........       3,499,408
     18,948   Phelps Dodge Corp.(1)........       1,468,659
                                             --------------
                                                 12,021,894
                                             --------------
              OFFICE & BUSINESS EQUIPMENT -- 0.20%
     47,652   Pitney Bowes Inc. ...........       2,108,601
    162,804   Xerox Corp.(1)...............       2,360,658
                                             --------------
                                                  4,469,259
                                             --------------
              OIL & GAS -- 5.55%
     18,401   Amerada Hess Corp. ..........       1,457,175
     51,358   Anadarko Petroleum Corp. ....       3,009,579
     66,343   Apache Corp. ................       2,889,238
     81,326   Burlington Resources Inc. ...       2,942,375
    218,818   ChevronTexaco Corp. .........      20,592,962
    140,076   ConocoPhillips...............      10,686,398
     48,846   Devon Energy Corp. ..........       3,223,836
     23,562   EOG Resources Inc. ..........       1,406,887
  1,337,674   Exxon Mobil Corp. ...........      59,406,102
     30,581   Kerr-McGee Corp. ............       1,644,340
     70,300   Marathon Oil Corp. ..........       2,660,152
     30,011   Nabors Industries Ltd.(1)....       1,357,097
     27,390   Noble Corp.(1)...............       1,037,807
     79,737   Occidental Petroleum
                Corp. .....................       3,860,068
     21,144   Rowan Companies Inc.(1)......         514,434
     15,701   Sunoco Inc. .................         998,898
     65,490   Transocean Inc.(1)...........       1,895,281

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS (CONTINUED)
     53,567   Unocal Corp. ................  $    2,035,546
     26,151   Valero Energy Corp. .........       1,928,898
                                             --------------
                                                123,547,073
                                             --------------
              OIL & GAS SERVICES -- 0.65%
     68,542   Baker Hughes Inc. ...........       2,580,606
     32,643   BJ Services Co.(1)...........       1,496,355
     89,680   Halliburton Co. .............       2,713,717
    120,188   Schlumberger Ltd. ...........       7,633,140
                                             --------------
                                                 14,423,818
                                             --------------
              PACKAGING & CONTAINERS -- 0.14%
     11,534   Ball Corp. ..................         831,025
     21,755   Bemis Co. ...................         614,579
     32,180   Pactiv Corp.(1)..............         802,569
     17,398   Sealed Air Corp.(1)..........         926,791
                                             --------------
                                                  3,174,964
                                             --------------
              PHARMACEUTICALS -- 7.01%
    319,398   Abbott Laboratories..........      13,018,662
     26,701   Allergan Inc. ...............       2,390,274
     22,909   AmerisourceBergen Corp. .....       1,369,500
    396,973   Bristol-Myers Squibb Co. ....       9,725,839
     88,312   Cardinal Health Inc. ........       6,186,256
     93,168   Caremark Rx Inc.(1)..........       3,068,954
     16,071   Express Scripts Inc.(1)......       1,273,305
     75,437   Forest Laboratories
                Inc.(1)....................       4,271,997
     43,735   Gilead Sciences Inc.(1)......       2,930,245
     32,002   Hospira Inc.(1)..............         883,255
     49,376   King Pharmaceuticals
                Inc.(1)....................         565,355
    230,779   Lilly (Eli) & Co. ...........      16,133,760
     55,326   Medco Health Solutions
                Inc.(1)....................       2,074,725
    454,786   Merck & Co. Inc. ............      21,602,335
     54,830   Mylan Laboratories Inc. .....       1,110,308
  1,560,575   Pfizer Inc. .................      53,496,511
    300,809   Schering-Plough Corp. .......       5,558,950
     22,103   Watson Pharmaceuticals
                Inc.(1)....................         594,571
    272,618   Wyeth........................       9,857,867
                                             --------------
                                                156,112,669
                                             --------------
              PIPELINES -- 0.18%
     77,220   Dynegy Inc. Class A(1).......         328,957
    128,903   El Paso Corp. ...............       1,015,756


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              PIPELINES (CONTINUED)
     25,229   Kinder Morgan Inc. ..........  $    1,495,827
    106,092   Williams Companies Inc. .....       1,262,495
                                             --------------
                                                  4,103,035
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.36%
     19,289   Apartment Investment &
                Management Co. Class A.....         600,467
     81,838   Equity Office Properties
                Trust......................       2,225,994
     56,891   Equity Residential...........       1,691,369
     36,835   ProLogis.....................       1,212,608
     42,322   Simon Property Group Inc. ...       2,176,197
                                             --------------
                                                  7,906,635
                                             --------------
              RETAIL -- 6.57%
     55,882   AutoNation Inc.(1)...........         955,582
     17,242   AutoZone Inc.(1).............       1,381,084
     61,133   Bed Bath & Beyond Inc.(1)....       2,350,564
     66,246   Best Buy Co. Inc. ...........       3,361,322
     23,943   Big Lots Inc.(1).............         346,216
     42,311   Circuit City Stores Inc. ....         547,927
     93,699   Costco Wholesale Corp. ......       3,848,218
     80,853   CVS Corp. ...................       3,397,443
     33,757   Darden Restaurants Inc. .....         693,706
     17,038   Dillards Inc. Class A........         379,947
     68,476   Dollar General Corp. ........       1,339,391
     35,299   Family Dollar Stores Inc. ...       1,073,796
     37,012   Federated Department Stores
                Inc. ......................       1,817,289
    183,369   Gap Inc. (The)...............       4,446,698
    455,072   Home Depot Inc. .............      16,018,534
     69,597   Kohls Corp.(1)...............       2,942,561
     95,754   Limited Brands Inc. .........       1,790,600
    160,964   Lowe's Companies Inc. .......       8,458,658
     59,080   May Department Stores Co.
                (The)......................       1,624,109
    258,235   McDonald's Corp. ............       6,714,110
     28,127   Nordstrom Inc. ..............       1,198,491
     64,081   Office Depot Inc.(1).........       1,147,691
     57,370   Penney (J.C.) Co. Inc.
                (Holding Co.)..............       2,166,291
     33,600   RadioShack Corp. ............         961,968
     44,059   Sears, Roebuck and Co. ......       1,663,668
    101,362   Staples Inc. ................       2,970,920

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     80,805   Starbucks Corp.(1)...........  $    3,513,401
    186,573   Target Corp. ................       7,923,755
     30,012   Tiffany & Co. ...............       1,105,942
    102,041   TJX Companies Inc. ..........       2,463,270
     43,716   Toys R Us Inc.(1)............         696,396
    209,864   Walgreen Co. ................       7,599,175
    877,273   Wal-Mart Stores Inc. ........      46,284,923
     23,327   Wendy's International
                Inc. ......................         812,713
     59,745   Yum! Brands Inc.(1)..........       2,223,709
                                             --------------
                                                146,220,068
                                             --------------
              SAVINGS & LOANS -- 0.52%
     31,101   Golden West Financial
                Corp. .....................       3,307,591
     62,539   Sovereign Bancorp Inc. ......       1,382,112
    177,369   Washington Mutual Inc. ......       6,853,538
                                             --------------
                                                 11,543,241
                                             --------------
              SEMICONDUCTORS -- 3.58%
     71,344   Advanced Micro Devices
                Inc.(1)....................       1,134,370
     77,540   Altera Corp.(1)..............       1,722,939
     76,607   Analog Devices Inc. .........       3,606,658
    344,069   Applied Materials Inc.(1)....       6,750,634
     62,887   Applied Micro Circuits
                Corp.(1)...................         334,559
     63,959   Broadcom Corp. Class A(1)....       2,991,362
  1,323,229   Intel Corp. .................      36,521,120
     39,859   KLA-Tencor Corp.(1)..........       1,968,237
     63,759   Linear Technology Corp. .....       2,516,568
     77,616   LSI Logic Corp.(1)...........         591,434
     66,316   Maxim Integrated Products
                Inc. ......................       3,476,285
    125,005   Micron Technology Inc.(1)....       1,913,827
     73,852   National Semiconductor
                Corp.(1)...................       1,624,005
     30,930   Novellus Systems Inc.(1).....         972,439
     33,187   NVIDIA Corp.(1)..............         680,334
     35,356   PMC-Sierra Inc.(1)...........         507,359
     19,341   QLogic Corp.(1)..............         514,277
     39,159   Teradyne Inc.(1).............         888,909
    354,273   Texas Instruments Inc. ......       8,566,321
     70,639   Xilinx Inc. .................       2,352,985
                                             --------------
                                                 79,634,622
                                             --------------
              SOFTWARE -- 5.02%
     48,555   Adobe Systems Inc. ..........       2,257,808
     22,841   Autodesk Inc. ...............         977,823


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE (CONTINUED)
    121,190   Automatic Data Processing
                Inc. ......................  $    5,075,437
     46,322   BMC Software Inc.(1).........         856,957
     34,211   Citrix Systems Inc.(1).......         696,536
    119,149   Computer Associates
                International Inc. ........       3,343,321
     78,655   Compuware Corp.(1)...........         519,123
     61,668   Electronic Arts Inc.(1)......       3,363,989
    178,880   First Data Corp. ............       7,963,738
     39,681   Fiserv Inc.(1)...............       1,543,194
     48,730   IMS Health Inc. .............       1,142,231
     39,698   Intuit Inc.(1)...............       1,531,549
     18,611   Mercury Interactive
                Corp.(1)...................         927,386
  2,207,897   Microsoft Corp. .............      63,057,538
     77,769   Novell Inc.(1)...............         652,482
  1,064,080   Oracle Corp.(1)..............      12,694,474
     54,554   Parametric Technology
                Corp.(1)...................         272,770
     75,581   PeopleSoft Inc.(1)...........       1,398,249
    101,493   Siebel Systems Inc.(1).......       1,083,945
     87,891   Veritas Software Corp.(1)....       2,434,581
                                             --------------
                                                111,793,131
                                             --------------
              TELECOMMUNICATIONS -- 6.36%
    164,833   ADC Telecommunications
                Inc.(1)....................         468,126
     63,440   Alltel Corp. ................       3,211,333
     32,239   Andrew Corp.(1)..............         645,102
    161,688   AT&T Corp. ..................       2,365,495
    556,837   AT&T Wireless Services
                Inc.(1)....................       7,973,906
     89,977   Avaya Inc.(1)................       1,420,737
    375,466   BellSouth Corp. .............       9,844,719
     29,131   CenturyTel Inc. .............         875,095
    117,622   CIENA Corp.(1)...............         437,554
  1,383,372   Cisco Systems Inc.(1)........      32,785,916
     58,240   Citizens Communications
                Co.(1).....................         704,704
     39,460   Comverse Technology
                Inc.(1)....................         786,832
    279,624   Corning Inc.(1)..............       3,651,889
    293,792   JDS Uniphase Corp.(1)........       1,113,472
    872,993   Lucent Technologies
                Inc.(1)....................       3,299,914
    478,678   Motorola Inc. ...............       8,735,874
    226,447   Nextel Communications Inc.
                Class A(1).................       6,037,077
    165,486   QUALCOMM Inc. ...............      12,077,168

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)


  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
    361,914   Qwest Communications
                International Inc.(1)......  $    1,299,271
    677,467   SBC Communications Inc. .....      16,428,575
     31,078   Scientific-Atlanta Inc. .....       1,072,191
    291,014   Sprint Corp. (FON Group).....       5,121,846
     85,378   Tellabs Inc.(1)..............         746,204
    566,101   Verizon Communications
                Inc. ......................      20,487,195
                                             --------------
                                                141,590,195
                                             --------------
              TEXTILES -- 0.07%
     34,962   Cintas Corp. ................       1,666,639
                                             --------------
                                                  1,666,639
                                             --------------
              TOYS, GAMES & HOBBIES -- 0.10%
     35,726   Hasbro Inc. .................         678,794
     87,576   Mattel Inc. .................       1,598,262
                                             --------------
                                                  2,277,056
                                             --------------
              TRANSPORTATION -- 1.45%
     75,997   Burlington Northern Santa Fe
                Corp. .....................       2,665,215
     43,816   CSX Corp. ...................       1,435,850
     61,063   FedEx Corp. .................       4,988,236
     79,928   Norfolk Southern Corp. ......       2,119,691
     13,126   Ryder System Inc. ...........         525,959
     52,700   Union Pacific Corp. .........       3,133,015
    230,665   United Parcel Service Inc.
                Class B....................      17,339,088
                                             --------------
                                                 32,207,054
                                             --------------
              TOTAL COMMON STOCKS
                (Cost: $2,348,442,898).....   2,176,690,568
                                             --------------
              SHORT-TERM INVESTMENTS -- 9.42%
              MONEY MARKET FUNDS -- 4.41%
 82,247,859   Barclays Global Investors
                Funds Institutional Money
                Market Fund, Institutional
                Shares(2)(4)...............  $   82,247,859
 14,198,956   Barclays Global Investors
                Funds Prime Money Market
                Fund, Institutional
                Shares(2)(4)...............      14,198,956

  SHARES
    OR
 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              MONEY MARKET FUNDS (CONTINUED)
    651,623   BlackRock Temp Cash Money
                Market Fund(2).............  $      651,623
  1,250,408   Short-Term Investment Co. --
                Liquid Assets Money Market
                Portfolio(2)...............       1,250,408
                                             --------------
                                                 98,348,846
                                             --------------
              FLOATING RATE NOTES -- 2.08%
              Beta Finance Inc.
$   774,489     1.07%, 05/04/05(2)(3)......         774,358
    645,407     1.13%, 10/12/04(2)(3)......         645,389
  1,290,814     1.19%, 09/15/04(2)(3)......       1,290,787
    645,407     1.27%, 03/15/05(2)(3)......         645,772
    645,407     1.34%, 08/23/04(2)(3)......         645,487
              Canadian Imperial Bank of
                Commerce
    968,111     1.24%, 10/07/04(2).........         968,072
    322,704     1.38%, 11/22/04(2).........         322,713
  1,290,814     1.40%, 10/29/04(2).........       1,290,804
              CC USA Inc.
    322,704     1.07%, 07/16/04(2).........         322,560
  1,290,814     1.07%, 05/04/05(2)(3)......       1,290,597
    645,407     1.24%, 07/15/04(2)(3)......         645,416
  1,290,814     1.29%, 04/15/05(2)(3)......       1,290,712
    839,029     1.51%, 02/15/05(2)(3)......         839,855
              DEPFA Bank PLC
  1,290,814     1.27%, 06/15/05(2).........       1,290,814
              Dorada Finance Inc.
    451,785     1.04%, 07/01/04(2).........         451,785
    322,704     1.24%, 08/09/04(2).........         322,698
    968,111     1.48%, 01/18/05(2)(3)......         968,084
              Five Finance Inc.
  1,032,651     1.28%, 04/29/05(2)(3)......       1,032,566
              HBOS Treasury Services PLC
    826,121     1.24%, 04/01/05(2).........         826,059
  1,290,814     1.58%, 04/22/05(2).........       1,290,814
              K2 USA LLC
    322,704     1.19%, 08/16/04(2)(3)......         322,697
  1,394,079     1.26%, 09/27/04(2)(3)......       1,394,029
    645,407     1.46%, 01/12/05(2)(3)......         645,373

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES (CONTINUED)
              Key Bank, NA
$ 3,162,495     1.38%, 07/01/04(2).........  $    3,162,495
              Links Finance LLC
    516,326     1.09%, 07/20/04(2).........         516,320
  1,290,814     1.18%, 04/15/05(2)(3)......       1,290,611
  1,290,814     1.19%, 04/25/05(2).........       1,291,500
              Nationwide Building Society
    968,111     1.14%, 07/23/04(2)(3)......         968,111
  1,290,814     1.59%, 07/28/05(2)(3)......       1,290,814
  1,071,376     1.63%, 12/09/04(2).........       1,063,566
              Nordea Bank PLC
  1,290,814     2.11%, 06/07/05(2).........       1,290,575
              Northern Rock PLC
  1,226,274     1.11%, 01/13/05(2)(3)......       1,226,274
              Permanent Financing PLC
  1,290,814     1.13%, 03/10/05(2).........       1,290,814
    645,407     1.14%, 12/10/04(2).........         645,408
              Sigma Finance Inc.
    645,407     1.07%, 07/01/04(2).........         645,408
  1,290,814     1.08%, 10/07/04(2).........       1,290,745
    645,407     1.09%, 07/20/04(2).........         645,400
    322,704     1.24%, 08/06/04(2).........         322,700
              Tango Finance Corp.
    387,244     1.06%, 07/06/04(2)(3)......         387,244
    387,244     1.08%, 07/15/04(2)(3)......         387,239
    473,729     1.11%, 04/07/05(2)(3)......         473,692
    567,958     1.20%, 01/18/05(2)(3)......         567,927
  1,071,376     1.20%, 05/17/05(2)(3)......       1,071,329
    722,856     1.23%, 02/25/05(2)(3)......         722,762
              WhistleJacket Capital LLC
    645,407     1.20%, 09/15/04(2)(3)......         645,380
    319,735     1.26%, 10/20/04(2).........         318,493
    322,704     1.32%, 02/04/05(2)(3)......         322,666
    645,407     1.48%, 06/15/05(2)(3)......         645,266
              White Pine Finance LLC
    774,489     1.08%, 07/06/04(2)(3)......         774,488
    968,111     1.19%, 04/15/05(2)(3)......         967,958
    774,489     1.20%, 11/15/04(2)(3)......         774,489
    580,866     1.21%, 05/20/05(2).........         580,815
    529,234     1.21%, 06/15/05(2)(3)......         529,234
    645,407     1.27%, 08/26/04(2)(3)......         645,384
                                             --------------
                                                 46,272,548
                                             --------------

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              TIME DEPOSITS -- 1.21%
              Abbey National Treasury
                Services PLC
$ 1,290,814     1.25%, 01/06/05(2).........  $    1,290,814
    645,407     1.33%, 02/10/05(2).........         645,348
    645,407     1.39%, 02/02/05(2).........         645,350
    903,570     1.39%, 04/08/05(2).........         903,466
  1,290,814     1.40%, 10/25/04(2).........       1,290,753
              Bank of New York
  1,290,814     1.39%, 11/01/04(2).........       1,290,771
    322,704     1.60%, 12/03/04(2).........         322,634
              Bank of Nova Scotia
  1,290,814     1.13%, 10/06/04(2).........       1,290,814
    968,111     1.24%, 10/07/04(2).........         968,085
    968,111     1.42%, 10/29/04(2).........         968,135
              National City Bank
                (Cleveland, Ohio)
    645,407     1.17%, 06/10/05(2).........         645,597
  1,290,814     1.22%, 06/23/05(2).........       1,290,435
  1,290,814     1.25%, 01/06/05(2).........       1,290,847
              Prudential Funding LLC
    645,407     1.60%, 12/01/04(2).........         641,018
              SunTrust Bank
  2,581,628     1.38%, 07/01/04(2).........       2,581,628
              Toronto-Dominion Bank
  2,258,925     1.22%, 03/23/05(2).........       2,258,637
    516,326     1.34%, 02/10/05(2).........         516,278
    968,111     1.41%, 11/01/04(2).........         968,078
    645,407     1.77%, 05/10/05(2).........         645,352
    645,407     1.90%, 05/11/05(2).........         645,352
              UBS Finance (Delaware)
  1,290,814     1.10%, 09/08/04(2).........       1,288,093
  1,936,221     1.11%, 12/17/04(2).........       1,926,132
  1,290,814     1.13%, 08/09/04(2).........       1,289,234
  1,290,814     1.14%, 09/29/04(2).........       1,287,152
                                             --------------
                                                 26,890,003
                                             --------------
              COMMERCIAL PAPER -- 1.00%
              Alpine Securitization Corp.
    438,877     1.08%, 07/06/04(2).........         438,812
    387,244     1.22%, 07/13/04(2).........         387,087

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER (CONTINUED)
              Amsterdam Funding Corp.
$   903,570     1.08%, 07/07/04(2).........  $      903,408
  1,523,161     1.11%, 07/09/04(2).........       1,522,785
    484,055     1.18%, 07/20/04(2).........         483,754
    322,704     1.21%, 07/21/04(2).........         322,487
    387,244     1.22%, 07/19/04(2).........         387,008
              Cantabric Finance LLC
    968,111     1.09%, 07/22/04(2).........         967,496
              CRC Funding LLC
    503,418     1.10%, 07/07/04(2).........         503,325
              Edison Asset Securitization
    645,407     1.06%, 07/07/04(2).........         645,293
    322,704     1.06%, 07/08/04(2).........         322,637
    645,407     1.07%, 09/21/04(2).........         643,835
  1,290,814     1.45%, 11/09/04(2).........       1,284,003
  1,290,814     1.59%, 12/02/04(2).........       1,282,035
              Falcon Asset Securitization
                Corp.
    787,177     1.22%, 07/23/04(2).........         786,590
              Galaxy Funding Inc.
    580,866     1.07%, 07/20/04(2).........         580,538
              Grampian Funding LLC
    387,244     1.08%, 07/07/04(2).........         387,175
  1,290,814     1.26%, 10/22/04(2).........       1,285,730
  1,290,814     1.44%, 10/27/04(2).........       1,284,722
    645,407     1.59%, 11/30/04(2).........         641,074
              Jupiter Securitization Corp.
    451,785     1.10%, 07/07/04(2).........         451,702
    645,407     1.21%, 07/19/04(2).........         645,017
    425,969     1.24%, 07/23/04(2).........         425,646
              New Center Asset Trust
    387,244     1.22%, 07/19/04(2).........         387,008
              Preferred Receivables Funding
                Corp.
    903,570     1.23%, 07/21/04(2).........         902,953

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER (CONTINUED)
              Receivables Capital Corp.
$   535,456     1.07%, 07/02/04(2).........  $      535,440
    968,111     1.21%, 07/19/04(2).........         967,525
              Scaldis Capital LLC
    645,407     1.21%, 07/15/04(2).........         645,104
    322,704     1.24%, 07/19/04(2).........         322,503
              Sydney Capital Corp.
    322,704     1.15%, 07/09/04(2).........         322,621
    429,583     1.25%, 10/22/04(2).........         427,897
              Thames Asset Global
                Securitization No. 1 Inc.
    231,043     1.15%, 07/12/04(2).........         230,962
    968,111     1.24%, 07/20/04(2).........         967,477
                                             --------------
                                                 22,291,649
                                             --------------
              REPURCHASE AGREEMENTS -- 0.41%
  2,581,628   Banc of America Securities
                LLC
                1.45%, 07/01/04(2).........       2,581,628
  6,454,071   Goldman Sachs & Co.
                1.60%, 07/01/04(2).........       6,454,071
                                             --------------
                                                  9,035,699
                                             --------------
              U.S. GOVERNMENT AGENCY NOTES -- 0.17%
              Federal Home Loan Mortgage
                Corporation
    516,326     1.28%, 08/19/04(2).........         515,426
    903,570     1.63%, 04/15/05(2).........         905,845
    643,510     2.06%, 05/31/05(2).........         631,211
              Federal National Mortgage
                Association
  1,678,058     1.28%, 08/20/04(2).........       1,675,075
                                             --------------
                                                  3,727,557
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2004

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              U.S. TREASURY OBLIGATIONS -- 0.14%
              U.S. Treasury Bill
$ 3,250,000     1.24%(6), 09/23/04(5)......  $    3,240,211
                                             --------------
              TOTAL SHORT-TERM INVESTMENTS
                (Cost: $209,806,663).......     209,806,513
                                             --------------
              Total Investments in Securities -- 107.15%
                (Cost: $2,558,249,561).....   2,386,497,081
              Other Assets, Less
                Liabilities -- (7.15)%.....    (159,192,736)
                                             --------------
              NET ASSETS -- 100.00%........  $2,227,304,345
                                             ==============

---------------

(1) Non-income earning securities.

(2) All or a portion of this security represents investments of securities lending collateral.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4) Issuer is an affiliate of the Master Portfolio's investment adviser. See
    Note 2.

(5) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

(6) Yield to maturity.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index and S&P 500 Index Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Under MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following is a summary of significant accounting policies that are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

The securities of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees (the "Board").

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the open futures contracts held by the Master Portfolio were as follows:

NUMBER OF              FUTURES   EXPIRATION      NOTIONAL      NET UNREALIZED
CONTRACTS   POSITION    INDEX       DATE      CONTRACT VALUE    APPRECIATION
---------   --------   -------   ----------   --------------   --------------
   189        Long     S&P 500    09/17/04     $50,992,900        $271,056

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,250,000 for initial margin requirements.

     REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2004; however, cash collateral for securities on loan was invested in repurchase agreements at June 30, 2004. For further information, see Note 4, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2004, BGI earned $107,236 in securities lending agent fees.

SEI Investment Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2004, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

Transactions in shares of issuers affiliated with BGFA for the six months ended June 30, 2004, including interest income, were as follows:

                          NUMBER OF                                  NUMBER OF
                         SHARES HELD        GROSS       GROSS       SHARES HELD
                         BEGINNING OF     ADDITIONS   REDUCTIONS   END OF PERIOD   VALUE AT END   INTEREST
NAME OF ISSUER         PERIOD (IN 000S)   (IN 000S)   (IN 000S)      (IN 000S)      OF PERIOD      INCOME
--------------         ----------------   ---------   ----------   -------------   ------------   --------
IMMF.................       42,866        5,901,950   5,895,787       49,029       $49,029,364    $461,215

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolio's holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolio also invested in the PMMF for purposes of investing collateral from securities lending.

Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2004, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolio, for the six months ended June 30, 2004, were as follows:

Purchases at cost............................  $  198,065,356
Sales proceeds...............................  $1,709,047,693

For the six months ended June 30, 2004, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $1,690,310,761. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the six months ended June 30, 2004 are disclosed in the Master Portfolio's Statement of Operations.

At June 30, 2004, the cost of investments for federal income tax purposes for the Master Portfolio was $2,701,898,199. Net unrealized depreciation aggregated $315,401,118 of which $53,626,152 represented gross unrealized appreciation on securities and $369,027,270 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

4. PORTFOLIO SECURITIES LOANED (CONTINUED)

U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at June 30, 2004 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio's Statement of Operations, is presented net of broker rebates and fees paid to BGI.

5. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

                               SIX MONTHS
                                  ENDED
                                JUNE 30,       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                  2004        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                               (UNAUDITED)        2003           2002           2001           2000         1999(1)
                               -----------    ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average
  net assets(2)..............     0.05%           0.05%           0.05%          0.05%         0.05%           0.05%
Ratio of net investment
  income to average net
  assets(2)..................     1.58%           1.74%           1.57%          1.31%         1.22%           1.44%
Portfolio turnover rate......        6%(4)           8%(4)          12%             9%           10%              7%
Total return.................     3.42%(3)       28.52%         (22.05)%       (11.96)%       (9.19)%         19.82%(3)


                                YEAR ENDED
                               FEBRUARY 28,
                                   1999
                               ------------
Ratio of expenses to average
  net assets(2)..............      0.05%
Ratio of net investment
  income to average net
  assets(2)..................      1.61%
Portfolio turnover rate......        11%
Total return.................     19.65%

---------------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

(2)  Annualized for periods of less than one year.

(3)  Not annualized.

(4) Portfolio turnover rate includes in-kind transactions. Excluding in-kind transactions, the portfolio turnover rate would have been 1% and 4%, for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

DIVERSIFIED INVESTORS SECURITIES CORP. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000



























2876 (8/04)

ITEM 2.  CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.   SCHEDULE OF INVESTMENTS.

Included in Item 1.


ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
          FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END
          MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.


ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.


(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a) (3) Not applicable.

(c) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Investors Funds Group

By    /s/ Mark Mullin
      ------------------------------
      Mark Mullin
      Principal Executive Officer

Date  September 1, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Mark Mullin
      -------------------------------
      Mark Mullin
      Principal Executive officer

Date  September 1, 2004

By    /s/ Joseph Carusone
      -------------------------------
      Joseph Carusone
      Principal Financial Officer

Date  September 1, 2004